As filed with the Securities and Exchange Commission on April 30, 2019

Registration Nos. 333-22375

and 811-3199

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 135

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO VARIABLE ANNUITY SEPARATE ACCOUNT)

(Exact Name of Registrant)

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly KEMPER INVESTORS LIFE INSURANCE COMPANY)

(Name of Depositor)

1299 Zurich Way, Schaumburg, Illinois 60196

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(425) 577-5100

Name and Address of Agent for Service: Juanita M. Thomas, Esq. 4962 Cross Pointe Drive Oldsmar, FL 34677	Copy to: Richard T. Choi, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, N.W., Suite 400 East Washington, DC 20007-5208

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2019, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Units of interest in a separate account under individual and group variable, fixed and market value adjusted deferred annuity contracts.

Individual and Group Variable, Fixed, and Market Value Adjusted Deferred Annuity Contracts Issued by Zurich American Life Insurance Company Through ZALICO Variable Annuity Separate Account		Prospectus May 1, 2019

Home Office 1299 Zurich Way Schaumburg, Illinois 60196 www.zurichamericanlifeinsurance.com	Service Center Scudder DestinationsSM Service Team PO Box 19097 Greenville, SC 29602-9097 Phone: 1-800-449-0523 (toll free) 8:30 a.m. to 6:00 p.m. Eastern Time M-F	Scudder DestinationsSM Annuity/Farmers Variable Annuity I

This Prospectus describes the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I, each a variable, fixed and market value adjusted deferred annuity contract (the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I are each referred to herein as a “Contract”) offered by Zurich American Life Insurance Company (“we” or “ZALICO”). The Scudder DestinationsSM Annuity contracts are identical to the Farmers Variable Annuity I contracts except that they have different marketing names and were sold through different arrangements. The Contract is designed to provide annuity benefits for retirement that may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contract may have been issued on a group or individual basis. The Contracts are currently not being issued.

Investing in these Contracts involves risk, including possible loss of some or all of your investment.

You may allocate Purchase Payments to one or more of the variable options or the Fixed Account Option, or the Market Value Adjustment (“MVA”) Option (the “MVA Option”) in states where an MVA is authorized. The availability of the Fixed Account Option and the MVA Option may be restricted in some states. The Contract currently offers 24 variable options, each of which is a Subaccount of ZALICO Variable Annuity Separate Account that invests solely in shares of one of the Portfolios listed below. Currently, you may choose to invest among the following Portfolios:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares):
•	Invesco V.I. Managed Volatility Fund
•	The Alger Portfolios (Class I-2 Shares):
•	Alger Balanced Portfolio
•	Alger Capital Appreciation Portfolio
•	Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds) (Class A Shares):
•	DWS Equity 500 Index VIP (formerly Deutsche Equity 500 Index VIP)
•	Deutsche DWS Variable Series I (formerly Deutsche Variable Series I) (Class A Shares):
•	DWS Bond VIP (formerly Deutsche Bond VIP)
•	DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)
•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)
•	DWS Core Equity VIP (formerly Deutsche Core Equity VIP)
•	DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP)
•	Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (Class A Shares):
•	DWS Global Income Builder VIP (formerly Deutsche Global Income Builder VIP)
•	DWS Global Equity VIP (formerly Deutsche Global Equity VIP)
•	DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)
•	DWS International Growth VIP (formerly Deutsche International Growth VIP)
•	DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP)
•	DWS High Income VIP (formerly Deutsche High Income VIP)
•	DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)
•	DWS Government Money Market VIP (formerly Deutsche Government Money Market VIP)
•	DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP)
•	DWS Multisector Income VIP (formerly Deutsche Multisector Income VIP)
•	Dreyfus Investment Portfolios (Initial Share Class):[1]
•	MidCap Stock Portfolio
•	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Share Class)[2]
•	Janus Aspen Series (Institutional Shares):
•	Janus Henderson Forty Portfolio
•	PIMCO Variable Insurance Trust (Administrative Shares):
•	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond Portfolio)*
•	PIMCO Low Duration Portfolio*

[1]	Effective on or about June 3, 2019, Dreyfus Investment Portfolios will change its name to BNY Mellon Investment Portfolios.

[2]	Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. will change its name to BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

*	The subaccount that invests in this portfolio is closed to further investment. Please see “Subaccounts Closed to Further Investment.”

We may add or delete Subaccounts and Portfolios in the future. The Contract Value that you allocate to any of the Subaccounts will vary, reflecting the investment experience of the Portfolio in which the selected Subaccount invests. The Contract Value that you allocate to the Fixed Account or one or more Guarantee Periods of the MVA Option accumulates interest at rates set in advance by ZALICO.

Please be aware that Market Value Adjustments are sensitive to changes in interest rates. If you withdraw money from a Guarantee Period before its term has expired, and during a period of rising interest rates, you likely will be assessed a negative Market Value Adjustment. In times of rising interest rates, the negative Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. Before you take a withdrawal from a Guarantee Period, you should know its expiration date, and ask the Service Center to calculate whether a Market Value Adjustment will apply and how much it will be.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by contacting the Service Center. A table of contents for the SAI appears at the end of this Prospectus. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission (“SEC”) at the SEC’s web site at http://www.sec.gov.

Internet Delivery of Shareholder Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contracts will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling the Service Center toll-free at 1-800-449-0523. Your election to receive reports in paper will apply to all Portfolios available under your Contracts.

The date of this Prospectus is May 1, 2019.

The Securities and Exchange Commission has not approved or disapproved the Contract or determined that this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a U.S. Federal crime.

Not FDIC Insured	May Lose Value	No Bank Guarantee

TABLE OF CONTENTS (CONTINUED)

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulated Guarantee Period Value—The sum of your Guarantee Period Values.

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several methods by which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our Home Office is located at 1299 Zurich Way, Schaumburg, Illinois 60196. For Contract services, you may contact the Service Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097 or 1-800-449-0523.

Contract—A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

Contract Value—The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

Contract Year—Period between anniversaries of the Contract’s Date of Issue.

Contract Quarter—Periods between quarterly anniversaries of the Contract’s Date of Issue.

Contribution Year—Each one year period following the date a Purchase Payment is made.

Date of Issue—The date on which the first Contract Year commences.

Effective Date—The date that the endorsement to your Contract adding enhancements to the MVA Option (the “MVA Endorsement”) became effective, which is April 1, 2005.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

Fixed Account Contract Value—The value of your Contract interest in the Fixed Account.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds), Deutsche DWS Variable Series I (formerly Deutsche Variable Series I), Deutsche DWS Variable Series II (formerly Deutsche Variable Series II), Janus Aspen Series, and PIMCO Variable Insurance Trust, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any separate account.

Guaranteed Interest Rate—The rate of interest we establish for a given Guarantee Period.

Guarantee Period—The time during which we credit your allocation with a Guaranteed Interest Rate. Guarantee Periods may range from one to ten years, at our option. If you withdraw money from a Guarantee Period before its term has expired, you will be assessed a Market Value Adjustment.

Guarantee Period Value—The value of your Contract Value in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

Home Office—The address of our Home Office is 1299 Zurich Way, Schaumburg, Illinois 60196.

Market Adjusted Value—A Guarantee Period Value adjusted by the Market Value Adjustment formula on any date prior to the end of a Guarantee Period.

Market Value Adjustment (“MVA”)—An adjustment of amounts held in a Guarantee Period that we compute in accordance with the Market Value Adjustment formula in your Contract if you take a withdrawal prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period started. Any downward Market Value Adjustment is subject to the MVA Floor described in the MVA Endorsement issued on April 1, 2005 and described herein.

Non-Qualified Plan Contract—A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership defined in the Contract.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

Purchase Payments—Amounts paid to us by you or on your behalf.

Qualified Plan Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your Subaccount Values.

Service Center—The address of our Service Center is Scudder Destinationssm Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. The overnight address is: Scudder Destinationssm Service Team, 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064. Concentrix Insurance Administration Solutions Corporation (formerly IBM Business Transformation Outsourcing Insurance Service Corporation) is the administrator of the Contract. You can call the Service Center toll-free at 1-800-449-0523.

Start Date—The later of the Effective Date of the MVA Endorsement or the beginning of a new Guarantee Period.

Subaccounts—The twenty-four subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.

Subaccount Value—The value of your interest in each Subaccount.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

Withdrawal Value—Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

SUMMARY

Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.

The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus. The Contract was available to be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. The Contract is currently not being issued.

Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. Any allocation you make to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Effective on and after August 1, 2014, the maximum total Purchase Payments under the Contract is $10,000. Cumulative Purchase Payments in excess of $10,000 require our prior approval. We reserve the right to waive or modify the minimum and maximum initial and subsequent Purchase Payments limits.

Investment Options. The Contract permits you to allocate your Purchase Payments and transfer Contract Value to one or more Subaccounts listed on the cover page of this Prospectus. Each Subaccount invests in shares of a corresponding Portfolio or Fund. Contract Value that you allocate to a Subaccount varies with the investment experience of the Portfolio in which Subaccount invests.

You may also allocate Purchase Payments and transfer Contract Value into the Fixed Account. We guarantee that Purchase Payments allocated to the Fixed Account will earn no less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate.

The Contract also permits you to allocate your Purchase Payments and transfer Contract Value to one or more Guarantee Periods under the MVA Option. Amounts you allocate to one or more Guarantee Period will earn a guaranteed interest rate, but will be subject to a market value adjustment (MVA) and a possible surrender charge if you take a withdrawal before the end of the Guarantee Period. Please be aware that Market Value Adjustments are sensitive to changes in interest rates.

If you withdraw money from a Guarantee Period under the MVA Option before its term has expired, and during a period of rising interest rates, you likely will be assessed a negative Market Value Adjustment. In times of rising interest rates, the negative Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. Before you take a withdrawal from a Guarantee Period, you should know its expiration date, and ask the Service Center to calculate whether a Market Value Adjustment will apply and how much it will be.

The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. We may limit the number of Guarantee Periods we offer at our discretion. We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are not registered under the Securities Act of 1933 (“1933 Act”) and the insulated, nonunitized separate account supporting the MVA Option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”).

You bear the investment risk under the Contracts, including possible loss of principal, unless you allocate Contract Values to:

•

the MVA Option. Under the MVA Option, you are guaranteed to receive the Guaranteed Interest Rate over the duration of the Guarantee Period, unless you take a withdrawal before the end of the Guarantee Period. In case of premature withdrawal, you will be assessed a Market Value Adjustment, which, in times of rising interest rates, could have a substantial negative impact on your Contract Value.

•	the Fixed Account Option, wherein you are guaranteed to earn interest at a rate not less than the minimum guaranteed rate (See “Fixed Account Option”).

Transfers. The Contract permits you to transfer Contract Value between the Subaccounts before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed Account.

Withdrawals and Withdrawal Charges. You may withdraw Contract Value subject to Withdrawal Charges, any applicable Market Value Adjustment and other specified conditions. We do not deduct sales charges from Purchase Payments.

Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.

The Withdrawal Charge is:

•	7% in the first Contribution Year,

•	6% in the second Contribution Year,

•	5% in the third and fourth Contribution Years,

•	4% in the fifth Contribution Year,

•	3% in the sixth Contribution Year,

•	2% in the seventh Contribution Year, and

•	0% in the eighth Contribution Year and thereafter.

The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under “Withdrawal Charge.” Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the “Code”).

Contract Charges. Contract charges include:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	Withdrawal Charge,

•	Guaranteed Retirement Income Benefit Rider Charge, if selected,

•	transfer charge,

•	investment management fees and other expenses, and

•	applicable state premium taxes.

In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services.

The Contract was available for purchase in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. Effective on and after August 1, 2014, we will not accept rollovers or transfers into Qualified Plan Contracts. The Contract was also available for purchase in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer cash value between and among the Subaccounts, the Fixed Account, and the Guarantee Periods. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments):	None
Maximum Withdrawal Charge[1] (as a percentage of Purchase Payments)	7%

Year of Withdrawal after Purchase Payments Made	Withdrawal Charge
First year	7.00%
Second year	6.00%
Third year	5.00%
Fourth year	5.00%
Fifth year	4.00%
Sixth year	3.00%
Seventh year	2.00%
Eighth year and following	0.00%
Maximum Transfer Fee	$25 [2]

[1]

A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a Withdrawal Charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See “Withdrawal Charge.”

[2]	We reserve the right to charge a fee of $25 for each transfer of Contract Value in excess of 12 transfers per calendar year. See “Transfers During the Accumulation Period.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges other than Portfolio Expenses

Current
Annual Records Maintenance Charge[3]	$30

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)

With the Standard Death Benefit Only
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%

Total Separate Account Annual Expense Charges[4]	1.40%

With the Optional Guaranteed Retirement Income Benefit
Mortality and Expense Risk Charge	1.25%
Optional Guaranteed Retirement Income Benefit[5]	0.25%
Administration Charge	0.15%

Total Separate Account Annual Expense Charges	1.65%

[3]

The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See “Records Maintenance Charge.”

[4]

If you annuitize the Contract on a variable basis, we will assess a daily Mortality and Expense Risk Charge and Administration Charge at an annual rate of 1.40% on the assets held in the Separate Account.

[5]

We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your rider remains in force, the 0.25% rider charge will continue to be deducted on the last business day of each contract quarter. The rider charge will be deducted prorata as a percentage of Contract Value from each Subaccount, Guarantee Period, and the Fixed Account in which you have Contract Value until you annuitize or surrender the Contract or the Annuitant reaches age 91, whichever comes first.

The following table shows the range of Fund fees and expenses for the fiscal year ended December 31, 2018. Expenses of the Funds may be higher or lower in the future. You can obtain more detailed information concerning each Fund’s fees and expenses in the prospectus for each Fund.

Range of Annual Operating Expenses for the Funds During 20181

	Lowest	Highest
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses, before any contractual waivers or reimbursements of fees and expenses)	0.34%	2.19%
Net Total Annual Fund Operating Expenses After Reimbursements and Waivers (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses, after any contractual waivers or reimbursements of fees and expenses)[2]	0.28%	1.14%

[1]

The Fund expenses used to prepare this table were provided to us by the Fund(s). We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2018. Current or future expenses may be greater or less than those shown.

[2]

The range of Net Total Annual Fund Operating Expenses After Reimbursements and Waivers takes into account contractual arrangements for those Funds that require a Fund’s investment adviser to reimburse or waive Fund expenses for a limited period of time ending no earlier than September 30, 2019. For more information about these arrangements, consult the prospectuses for the Funds.

The next table shows the fees and expenses charged by each Fund for the fiscal year ended December 31, 2018.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

(as a percentage of average daily net assets in the Funds as of December 31, 2018):

Name of Fund	Management Fees	12b-1 Fees	Other Expenses	Underlying Portfolio Expenses	Gross Total Annual Expenses	Contractual Waiver or Expense Reimburse- ment	Net Total Annual Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
Invesco V.I. Managed Volatility Fund[1]	0.60%	N/A	0.53%	0.01%	1.14%	0.01%	1.13%
The Alger Portfolios (Class I-2 Shares)
Alger Balanced Portfolio	0.71%	N/A	0.43%	N/A	1.14%	N/A	1.14%
Alger Capital Appreciation Portfolio	0.81%	N/A	0.14%	N/A	0.95%	N/A	0.95%
Dreyfus Investment Portfolios (Initial Share Class)[2]
Dreyfus Investment Portfolios, Mid Cap Stock Portfolio	0.75%	N/A	0.11%	N/A	0.86%	N/A	0.86%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Share Class)[3]	0.60%	N/A	0.14%	N/A	0.74%	0.04%	0.70%
Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds) (Class A Shares)[4]
DWS Equity 500 Index VIP (formerly Deutsche Equity 500 Index VIP)[5]	0.20%	N/A	0.14%	N/A	0.34%	0.06%	0.28%
Deutsche DWS Variable Series I (formerly Deutsche Variable Series I) (Class A Shares)[6]
DWS Bond VIP (formerly Deutsche Bond VIP)[7]	0.39%	N/A	0.48%	N/A	0.87%	0.21%	0.66%
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)[8]	0.37%	N/A	0.13%	N/A	0.50%	N/A	0.50%
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)[9]	0.80%	N/A	0.30%	N/A	1.10%	0.25%	0.85%
DWS Core Equity VIP (formerly Deutsche Core Equity)[10]	0.39%	N/A	0.22%	N/A	0.61%	N/A	0.61%
DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP)[11]	0.79%	N/A	0.34%	N/A	1.13%	0.26%	0.87%
Deutsche DWS Variable Series II (formerly Deutsche Variable Series II) (Class A Shares)[12]
DWS Global Income Builder VIP (formerly Deutsche Global Income Builder)[13]	0.37%	N/A	0.32%	N/A	0.69%	N/A	0.69%
DWS Global Equity VIP (formerly Deutsche Global Equity VIP)[14]	0.65%	N/A	0.57%	N/A	1.22%	0.33%	0.89%
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)[15]	0.65%	N/A	0.22%	N/A	0.87%	0.02%	0.85%
DWS International Growth VIP (formerly Deutsche International Growth VIP)[16]	0.62%	N/A	1.10%	N/A	1.72%	0.83%	0.89%
DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP)[17]	0.45%	N/A	0.48%	N/A	0.93%	0.40%	0.53%
DWS High Income VIP (formerly Deutsche High Income VIP)[18]	0.50%	N/A	0.44%	N/A	0.94%	0.26%	0.68%
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)[19]	0.65%	N/A	0.19%	N/A	0.84%	0.14%	0.70%
DWS Government Money Market VIP (formerly Deutsche Government Money Market VIP)[20]	0.24%	N/A	0.26%	N/A	0.50%	N/A	0.50%
DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP)[21]	0.55%	N/A	0.26%	N/A	0.81%	N/A	0.81%
DWS Multisector Income VIP (formerly Deutsche Multisector Income VIP)[22]	0.55%	N/A	1.64%	N/A	2.19%	1.53%	0.66%
Janus Aspen Series (Institutional Shares)
Janus Henderson Forty Portfolio[23]	0.62%	N/A	0.09%	N/A	0.71%	N/A	0.71%
PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond Portfolio)[24]	0.75%	0.15%	0.06%	N/A	0.96%	N/A	0.96%
PIMCO Low Duration Portfolio[25]	0.50%	0.15%	0.09%	N/A	0.74%	N/A	0.74%

[1]

Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees. Other Expenses have been restated to reflect current fees.

[2]	Effective on or about June 3, 2019, Dreyfus Investment Portfolios will change its name to BNY Mellon Investment Portfolios.

[3]

Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. will change its name to BNY Mellon Sustainable U.S. Equity Portfolio, Inc. The fund’s investment adviser has contractually agreed, until May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of neither class (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after May 1, 2020, the fund’s investment adviser may terminate this expense limitation at any time.

[4]	Effective on or about July 2, 2018, Deutsche Investments VIT Funds changed its name to Deutsche DWS Investments VIT Funds.

[5]

Effective on or about July 2, 2018, the Deutsche Equity 500 Index VIP portfolio changed its name to DWS Equity 500 Index VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.28% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses and interest expense. These agreements may only be terminated with the consent of the fund’s Board.

[6]	Effective on or about July 2, 2018, Deutsche Variable Series I changed its name to Deutsche DWS Variable Series I.

[7]

Effective on or about July 2, 2018, the Deutsche Bond VIP portfolio changed its name to DWS Bond VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.66% excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

[8]

Effective on or about July 2, 2018, the Deutsche Capital Growth VIP portfolio changed its name to DWS Capital Growth VIP. Through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.77% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[9]

Effective on or about July 2, 2018, the Deutsche Global Small Cap VIP portfolio changed its name to DWS Global Small Cap VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.85% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[10]

Effective on or about July 2, 2018, the Deutsche Core Equity VIP portfolio changed its name to DWS Core Equity VIP. Through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.79% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[11]

Effective on or about July 2, 2018, the Deutsche CROCI® International VIP portfolio changed its name to DWS CROCI® International VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.87% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[12]	Effective on or about July 2, 2018, the Deutsche Variable Series II changed its name to DWS Variable Series II.

[13]

Effective on or about July 2, 2018, the Deutsche Global Income Builder VIP portfolio changed its name to DWS Global Income Builder VIP. Through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.73% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[14]

Effective on or about July 2, 2018, the Deutsche Global Equity VIP portfolio changed its name to DWS Global Equity VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.89%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[15]

Effective on or about July 2, 2018, the Deutsche Small Mid Cap Value VIP portfolio changed its name to DWS Small Mid Cap Value VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.85% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[16]

Effective on or about July 2, 2018, the Deutsche International Growth VIP portfolio (formerly Deutsche Global Growth VIP) changed its name to DWS International Growth VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.89% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

[17]

Effective on or about July 2, 2018, the Deutsche Government & Agency Securities VIP portfolio changed its name to DWS Government & Agency Securities VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.53% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

[18]

Effective on or about July 2, 2018, the Deutsche High Income VIP portfolio changed its name to DWS High Income VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.68% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

[19]

Effective on or about July 2, 2018, the Deutsche CROCI® U.S. VIP portfolio changed its name to DWS CROCI® U.S. VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.70% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board.

[20]

Effective on or about July 2, 2018, the Deutsche Government Money Market VIP portfolio changed its name to DWS Government Money Market VIP. Through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.51%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[21]

Effective on or about July 2, 2018, the Deutsche Small Mid Cap Growth VIP portfolio changed its name to DWS Small Mid Cap Growth VIP. Through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.81%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[22]

Effective on or about July 2, 2018, the Deutsche Multisector Income VIP portfolio (formerly Deutsche Unconstrained Income VIP) changed its name to DWS Multisector Income VIP. Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.66%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

[23]

“Other Expenses” include an administrative services fee of 0.05% of the average daily net assets to compensate insurance companies or other financial intermediaries for services provided to contract owners and plan participants. The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.

[24]

Effective on or about July 30, 2018 PIMCO Foreign Bond Portfolio changed its name to PIMCO International Bond Portfolio (U.S. Dollar-Hedged). “Other Expenses” include interest expense of 0.06%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.90% for the Administrative Class.

[25]

“Other Expenses” include interest expense of 0.09%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.65% for the Administrative Class.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect until at least September 30, 2019. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Net Total Annual Fund Operating Expenses for all Funds after each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUNDS’ ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE ABOVE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,093	$1,698	$2,451	$4,327

(2)	a. If you annuitize your Contract at the end of the available time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of five years or more*:

1 year	3 years	5 years	10 years
$367	$1,142	$1,974	$4,327

b.	If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than five years*:

1 year	3 years	5 years	10 years
$1,093	$1,698	$2,451	$4,327

(3)	If you do not surrender or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$367	$1,142	$1,974	$4,327

*

Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of five years or more. Withdrawal Charges do apply if the Contract is annuitized under Annuity Option 1 for a period of less than five years.

The Example is an illustration and does not represent past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. Similarly, your rate of return may be more or less than the 5% assumed rate in the Example.

The Example does not include the deduction of premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender your Contract.

The Records Maintenance Charge of $30 is reflected as an annual charge of 0.020% that is determined by dividing total Records Maintenance Charges collected during 2018 ($131,764) by total average net assets attributable to the Contract during 2018 ($658,649,280).

REDEMPTION FEES

A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.

DISTRIBUTION COSTS

For information concerning the compensation we pay in relation to prior sale of the Contracts, see “Distribution of Contracts.”

CONDENSED FINANCIAL INFORMATION

In Appendix C, we have included a financial history of the accumulation unit values for the Subaccounts available under the Contract.

ZALICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS

A. Zurich American Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our home office is located at 1299 Zurich Way, Schaumburg, Illinois 60196. For Contract services, you may contact us at the Service Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Zurich American Corporation, a non-operating holding company. Zurich American Corporation is an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd., a Swiss holding company.

Effective August 22, 2010, Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed its name to Zurich American Life Insurance Company, or ZALICO. The change in the name of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Zurich American Corporation and an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd.

Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company (formerly Allmerica Financial Life Insurance and Annuity Company), a subsidiary of Global Atlantic Life and Annuity, a division of Global Atlantic Financial Group.

These acquisitions, transfers and the coinsurance agreement do not relate directly to the Contracts, although certain other contracts issued by ZALICO and administered by Protective Life are supported by the Separate Account. Your rights and benefits and our obligations under the Contracts are not changed by these transactions and agreements.

Effective September 7, 2004, we transferred our customer services operations and the administration of the Contracts to IBM Business Transformation Outsourcing Insurance Service Corporation (“IBM Outsourcing”), in Greenville, South Carolina. IBM Outsourcing provides all of the services required for complete support and administration of your Contract, including processing all premium payments and all requests for transfers, partial withdrawals, surrenders and death benefits, responding to inquiries, and calculating accumulation unit values for your Contract and the Separate Account. On or about January 31, 2014, Concentrix Corporation, a wholly owned subsidiary of SYNNEX Corporation, acquired ownership of IBM Outsourcing. IBM Outsourcing changed its name to Concentrix Insurance Administration Solutions Corporation (“CIS”). Concentrix Corporation’s acquisition of IBM Outsourcing is not expected to change the administration of your Contract.

B. Risks of Managing General Account Assets

The assets we hold in our General Account are used to support the payment of the death benefit under the Contracts, as well as to support payments under the optional Guaranteed Retirement Income Benefit

(“GRIB rider”), as applicable. To the extent that ZALICO is required to pay you amounts under the death benefit or GRIB rider that are in addition to your Contract Value in the Separate Account, such amounts will come from our General Account assets. You should be aware that the General Account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, liquidity and credit risks. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent in the General Account’s investments.

C. Financial Condition of the Company

The benefits under the Contract are paid by ZALICO from its General Account assets and from your Contract Value held in the Separate Account. It is important that you understand that payment of the benefits is not assured and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your Contract Value that you allocate to the Subaccounts of the Separate Account. Your Contract Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct (See ‘The Separate Account”).

Assets in the General Account. Allocations you make to the MVA Option and the Fixed Account are supported by the assets in our General Account (See “The MVA Option” and “Fixed Account Option”). Any guarantees under the Contract that exceed your Separate Account Contract Value, such as those associated with the death benefit and the GRIB rider, are paid from our General Account. Therefore, any benefits that we may be obligated to pay under the Contract in excess of Separate Account Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contract supported by it. We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Contract Owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Contract and claims payments. However, it is important to note that there is no assurance that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing and owning any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of these investments. We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our Contract Owners or to provide collateral necessary to finance our business operations.

How to Obtain More Information. We encourage our Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance, as well as the financial statements of the Separate Account (which are prepared in accordance with generally accepted accounting principles), are located in the Statement of Additional Information (“SAI”). The SAI is available at no charge by writing to our Service Center at the address on the cover page of this Prospectus, or by calling us at (800) 449-0523, or by visiting our website www.zurichamericanlifeinsurance.com). In addition, the SAI is available on the SEC’s website at http://www. sec.gov.

D. The Guarantee Periods of the MVA Option

During the Accumulation Period, you may allocate Purchase Payments and Contract Value to one or more Guarantee Periods of the MVA Option with durations generally of one to ten years. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See “Guarantee Periods of the MVA Option”). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit the number of Guarantee Periods available to three.

The amounts you allocate to the MVA Option are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a “nonunitized” separate account. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets held in the separate account. The assets of the non-unitized separate account are held to fund our guaranteed obligations. The “nonunitized” separate account is insulated, so that the assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct. In addition, our General Account assets are available to fund benefits under the Contracts.

State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.

We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See “The Accumulation Period-4. Establishment of Guaranteed Interest Rates.”)

Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

•	securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

•

debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody’s Investors Services, Inc. (“Moody’s”) (Aaa, Aa, A or Baa), Standard & Poor’s Corporation (“Standard & Poor’s”) (AAA, AA, A or BBB), or any other nationally recognized rating service;

•

other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody’s or Standard & Poor’s, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

•	options and futures transactions on fixed income securities.

We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require.

E. The Separate Account

We established the ZALICO Variable Annuity Separate Account on May 29, 1981, pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or ZALICO.

As a result of KILICO changing its name to ZALICO in August 2010, on November 2, 2010, ZALICO changed the name of KILICO Variable Annuity Separate Account, the separate account supporting your Contract, to ZALICO Variable Annuity Separate Account. The change in the name of the Separate Account does not change the status, duties, or obligations of the ZALICO Variable Annuity Separate Account under federal or state laws. ZALICO Variable Annuity Separate Account remains registered with the SEC as a unit investment trust and remains subject to the same duties, obligations, and restrictions under the 1940 Act and state insurance laws.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Twenty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Portfolios, which sell their shares to the Subaccounts, may discontinue offering their shares to the Subaccounts. We will not discontinue a Subaccount available for investment without receiving the necessary approvals, if any, from the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the Separate Account.

F. The Funds

The Separate Account invests in shares of the following Funds:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	The Alger Portfolios

•	Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds)

•	Deutsche DWS Variable Series I (formerly Deutsche Variable Series I)

•	Deutsche DWS Variable Series II (formerly Deutsche Variable Series II)

•	Dreyfus Investment Portfolios

•	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

•	Janus Aspen Series

•	PIMCO Variable Insurance Trust

The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Janus Aspen Series, for certain qualified retirement plans. . Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans from these arrangements. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

There can be no assurance that the DWS Government Money Market VIP (formerly Deutsche Government Money Market VIP) portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount) may become extremely low and possibly negative. You could lose money when invested in the DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount).

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Subaccounts Closed to Further Investment. Two Subaccounts, which invest in the following portfolios, are closed to further investment. As a result of the closures, Contract owners are no longer able to allocate Purchase Payments or make transfers to these Subaccounts, including through any automatic investment program, such as Dollar Cost Averaging, asset allocation, or automatic account rebalancing. If and when you fully transfer out of an affected Subaccount, or otherwise have no remaining Contract Value in an affected Subaccount, you will not be permitted to allocate Purchase Payments to that Subaccount or to transfer Contract Value into or out of that Subaccount.

Portfolio	Fund	Effective Date
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond Portfolio)	PIMCO Variable Insurance Trust	October 15, 2018
PIMCO Low Duration Portfolio	PIMCO Variable Insurance Trust	October 15, 2018

The following table summarizes each Fund/Portfolio’s investment objective and provides the name of each investment adviser.

Fund/Portfolio	Investment Objective and Investment Adviser
Alger Balanced Portfolio (Class I-2 Shares)	Seeks current income and long term capital appreciation. The Portfolio’s investment adviser is Fred Alger Management, Inc.

Alger Capital Appreciation Portfolio (Class I-2 Shares)	Seeks long term capital appreciation. The Portfolio’s investment adviser is Fred Alger Management, Inc.

Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Share Class)[1]	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400 Index). The Portfolio’s investment adviser is The Dreyfus Corporation.

*	The subaccount that invests in this portfolio is closed to further investment. Please see “Subaccounts Closed to Further Investment.”

[1]

Effective on or about June 3, 2019, Dreyfus Investment Portfolios will change its name to BNY Mellon Investment Portfolios, and the fund’s investment adviser, The Dreyfus Corporation, will change its name to BNY Mellon Investment Adviser, Inc.

Fund/Portfolio	Investment Objective and Investment Adviser
DWS Global Income Builder VIP (formerly Deutsche Global Income Builder VIP) (Class A Shares)[2]	The fund seeks to maximize income while maintaining prospects for capital appreciation. DWS Investment Management Americas, Inc. is the investment advisor for the fund. DWS Alternatives Global Limited is the subadvisor for the fund.

DWS Bond VIP (formerly Deutsche Bond VIP) (Class A Shares)[3]	The fund seeks to maximize total return consistent with preservation of capital and prudent investment management. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP) (Class A Shares)[4]	The fund seeks to provide long-term growth of capital. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Global Equity VIP (formerly Deutsche Global Equity VIP) (Class A Shares)[5]	The fund seeks capital appreciation. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) (Class A Shares)[6]	The fund seeks long-term capital appreciation. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Equity 500 Index VIP (formerly Deutsche Equity 500 Index VIP) (Class A Shares)[7]	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies. DWS Investment Management Americas, Inc. is the investment advisor for the fund. Northern Trust Investments, Inc. is the subadvisor for the fund.

DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (Class A Shares)[8]	The fund seeks above-average capital appreciation over the long term. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

[2]	Effective on or about July 2, 2018, the Deutsche Global Income Builder VIP changed its name to DWS Global Income Builder VIP.

[3]	Effective on or about July 2, 2018, the Deutsche Bond VIP changed its name to DWS Bond VIP.

[4]	Effective on or about July 2, 2018, the Deutsche Capital Growth VIP changed its name to DWS Capital Growth VIP.

[5]	Effective on or about July 2, 2018, the Deutsche Global Equity VIP changed its name to DWS Global Equity VIP.

[6]	Effective on or about July 2, 2018, the Deutsche Small Mid Cap Value VIP changed its name to DWS Small Mid Cap Value VIP.

[7]

Effective on or about July 2, 2018, the Deutsche Equity 500 Index VIP changed its name to DWS Equity 500 Index VIP. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s® 500,” “Standard and Poor’s MidCap 400®,” and “500” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by DWS Investment Management Americas, Inc. the DWS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s statement of additional information.

[8]	Effective on or about July 2, 2018, the Deutsche Global Small Cap VIP changed its name to DWS Global Small Cap VIP.

Fund/Portfolio	Investment Objective and Investment Adviser
DWS International Growth VIP (formerly Deutsche International Growth VIP) (Class A Shares)[9]	The fund seeks long-term capital growth. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP) (Class A Shares)[10]	The fund seeks high current income consistent with preservation of capital. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Core Equity VIP (formerly Deutsche Core Equity VIP) (Class A Shares)[11]	The fund seeks long-term growth of capital, current income and growth of income. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS High Income VIP (formerly Deutsche High Income VIP) (Class A Shares)[12]	The fund seeks to provide a high level of current income. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP (Class A Shares)[13]	The fund seeks long-term growth of capital. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP) (Class A Shares)[14]	The fund seeks to achieve a high rate of total return. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Government Money Market VIP (formerly Deutsche Government Money Market VIP) (Class A Shares)[15]	The fund seeks maximum current income to the extent consistent with stability of principal. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP) (Class A Shares)[16]	The fund seeks long-term capital appreciation. DWS Investment Management Americas, Inc. is the investment advisor for the fund.

DWS Multisector Income VIP (formerly Deutsche Multisector Income VIP) (Class A Shares)[17]	The fund seeks a high total return. DWS Investment Management Americas, Inc. is the investment advisor for the fund. DWS Alternatives Global Limited is the subadvisor for the fund.

[9]	Effective on or about July 2, 2018, the Deutsche International Growth VIP changed its name to DWS International Growth VIP.

[10]	Effective on or about July 2, 2018, the Deutsche Government & Agency Securities VIP changed its name to DWS Government & Agency Securities VIP.

[11]	Effective on or about July 2, 2018, the Deutsche Core Equity VIP changed its name to DWS Core Equity VIP.

[12]	Effective on or about July 2, 2018, the Deutsche High Income VIP changed its name to DWS High Income VIP.

[13]	Effective on or about July 2, 2018, the Deutsche CROCI® International VIP changed its name to DWS CROCI® International VIP.

[14]	Effective on or about July 2, 2018, the Deutsche CROCI® U.S. VIP changed its name to DWS CROCI® U.S. VIP.

[15]	Effective on or about July 2, 2018, the Deutsche Government Money Market VIP changed its name to DWS Government Money Market VIP.

[16]	Effective on or about July 2, 2018, the Deutsche Small Mid Cap Growth VIP changed its name to DWS Small Mid Cap Growth VIP.

[17]	Effective on or about July 2, 2018, the Deutsche Multisector Income VIP changed its name to DWS Multisector Income VIP.

Fund/Portfolio	Investment Objective and Investment Adviser
Invesco V.I. Managed Volatility Fund (Series I Shares)	Both capital appreciation and current income while managing portfolio volatility. The Portfolio’s investment adviser is Invesco Advisers, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Share Class)[18]	Seeks long-term capital appreciation. The Portfolio’s investment adviser is The Dreyfus Corporation. Newton Investment Management (North America) Limited, an affiliate of The Dreyfus Corporation, is the Portfolio’s sub-adviser.

Janus Henderson Forty Portfolio (Institutional Shares)	Seeks long-term growth of Capital. The Investment Adviser is Janus Capital Management LLC.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond Portfolio) (Administrative Shares)[19]*	Seeks maximum total return, consistent with preservation of capital and prudent investment management. Pacific Investment Management Company LLC (“PIMCO”) is the investment adviser for the Portfolio.

PIMCO Low Duration Portfolio (Administrative Shares)*	Seeks maximum total return, consistent with preservation of capital and prudent investment management. PIMCO is the investment adviser for the Portfolio.

[18]

Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. will change its name to BNY Mellon Sustainable U.S. Equity Portfolio, Inc., and the fund’s investment adviser, The Dreyfus Corporation, will change its name to BNY Mellon Investment Adviser, Inc.

[19]	Effective on or about July 30, 2018, PIMCO Foreign Bond Portfolio changed its name to PIMCO International Bond Portfolio (U.S. Dollar-Hedged).

The Portfolios may not achieve their stated objective. More detailed information, including a description of risks, fees and expenses involved in investing in the Portfolios is found in the Portfolios’ prospectuses accompanying this Prospectus and in the Portfolios’ statements of additional information, available from us upon request. You should read the Portfolio prospectuses carefully.

G. Selection of Funds

The Funds or Portfolios offered through the Contracts are selected by ZALICO, and ZALICO may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser’s (and/or subadviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or Portfolio or one of its service providers (e.g., the investment adviser, administrator and/or distributor) will make payments to us in connection with certain administrative, marketing, and support services, or whether the Funds or Portfolios adviser was an affiliate. We review the Portfolios periodically and may remove a Portfolio, or limit its availability to new premiums and/or transfers of Contract Value if we determine that a Portfolio no longer satisfies one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Contract Owners.

You are responsible for choosing to invest in the Subaccounts that, in turn, invest in the Funds or Portfolios. You are also responsible for choosing the amounts allocated to each Subaccount that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, you should carefully consider any decisions regarding allocations of Purchase Payments and Contract Value to each Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds or Portfolios that is available to you, including each Fund or Portfolio’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund or Portfolio’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Subaccounts in which to allocate Purchase Payments or Contract Value, you should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate.

You bear the risk that the Contract Value of your Contract may decline as a result of negative investment performance of the Subaccounts you have chosen.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds or Portfolios available as variable options in the Contract.

Administrative, Marketing, and Support Services Fees.

The following applies to the Scudder DestinationsSM Annuity:

The Funds and Portfolios currently available for investment under the Contract do not charge 12b-1 fees.

We may receive payments from some of the Funds’ service providers in connection with certain administrative and other services we perform and expenses we incur. The amount of the payment is based on a percentage of the assets of the particular Funds attributable to the Contract and/or to certain other variable insurance products that we issue. These percentages currently range from .10% to .25%. Some service providers pay us more than others.

The chart below provides the current maximum percentages of fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to ZALICO

From the following Funds or their Service Providers:	Maximum % of assets*
AIM	.25%
Alger	.25%

From the following Funds or their Service Providers:	Maximum % of assets*
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	.25%
Deutsche	.25%

*

Payments are based on a percentage of the average assets of each Fund owned by the Subaccounts available under this Contract and/or under certain other variable insurance products offered by our affiliates and us.

The following applies to the Farmers Variable Annuity I:

We and/or our affiliates may receive 12b-1 fees from certain Funds or Portfolios that charge a 12b-1 fee. See the “Summary of Expenses” in this Prospectus. The 12b-1 fees we and/or others receive are calculated as a percentage of the average daily net assets of the Funds or Portfolios owned by the Subaccounts available under this Contract and certain other variable insurance products that we issue.

We and/or our affiliates may receive compensation from some of the Funds’ service providers for administrative and other services we perform related to the Separate Account operations that might otherwise have been provided by the Funds. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and/or to certain other variable insurance products that we issue. These percentages currently range from .085% to .40%. Some service providers pay us more than others. The chart below provides the current maximum combined percentages of 12b-1 fees and support fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to ZALICO

From the following Funds or their Service Providers:	Maximum % of assets*
Janus Aspen	.25%
PIMCO	.40%

From the following Funds or their Service Providers:	Maximum % of assets*
Franklin Templeton	.25%
Scudder	.085%

*

Payments are based on a percentage of the average assets of each Fund owned by the Subaccounts available under this Contract and/or under certain other variable insurance products offered by our affiliates and us.

Additional amounts we may receive, as applicable to both the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I:

We and/or our affiliates also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds’ service providers with regard to other variable insurance products we issue. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realizes from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. Certain investment advisers or their affiliates may provide us and/or selling firms with wholesaling services to assist us in servicing the Contract, may pay us and/or certain affiliates and/or selling firms amounts to participate in sales meetings or may reimburse our sales costs, and may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation. The amounts in the aggregate may be significant and may provide the investment adviser (or other affiliates) with increased access to us and to our affiliates.

Proceeds from these payments by the Funds or their service providers may be used for any corporate purpose, including payment of expenses that we and/or our affiliates incur in distributing and administering the Contracts, and that we incur, in our role as intermediary, in marketing and administering the underlying Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of Contracts” in this Prospectus.

H. Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Funds or Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. General Information.

This Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract. The minimum additional Purchase Payment is $500 ($50 or more for IRAs). The minimum additional Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Effective on and after August 1, 2014, the maximum total Purchase Payments under the Contract is $10,000. Cumulative Purchase Payments in excess of $10,000 require our prior approval. We reserve the right to waive or modify the minimum and maximum initial and subsequent Purchase Payments limits. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.

Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term “Contract” refers both to certificates and to individual annuity contracts. The Contract was available to be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person.

We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.

During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form and sending our form back to the Service Center completed and in good order. No assignment or Beneficiary change is binding on us until we receive our form in good order. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that the assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty.

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant’s debts or obligations.

You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant’s estate.

Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.

B. The Accumulation Period.

1. Application of Purchase Payments.

You select how to allocate your Purchase Payments among the Subaccount(s), Guarantee Periods, and/or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as next computed after we receive the Purchase Payment in good order at the Service Center or the bank we have designated to receive Purchase Payments (“the bank”). Generally, we determine the value of an Accumulation Unit as of 4:00 p.m. Eastern Time on each day that the New York Stock Exchange (“NYSE”) is open for trading. Purchase Payments that we receive at the Service Center in good order after 4:00 p.m. Eastern Time will be priced using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE. Electronic payments received by wire or through electronic credit or debit transactions at the bank in good order after 4:00 p.m. Eastern Time will be priced using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE. Please contact the Service Center for wiring instructions or instructions on automatic electronic debiting.

Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them in good order at the Service Center or the bank. Upon receipt of a Purchase Payment in good order, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as next computed after we receive the Purchase Payment.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Withdrawal Charge, the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge (See “SCUDDER DESTINATIONSSM ANNUITY CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001” and “FARMERS VARIABLE ANNUITY I CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001”). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.

2. Accumulation Unit Value.

Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(a divided by b) minus c, where:

“a” is:

•	the net asset value per share of the Portfolio held in the Subaccount as of the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

“b” is the net asset value per share of the Portfolio held in the Subaccount as of the end of the preceding Valuation Period; and

“c” is the factor representing asset-based charges (the mortality and expense risk and administration charges).

3. Guarantee Periods of the MVA Option.

You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.

The following example illustrates how we credit Guarantee Period interest.

EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

Purchase Payment	$40,000.00

Guarantee Period	5 Years

Guaranteed Interest Rate	3.00% Effective Annual Rate

Year	Interest Credited During Year	Cumulative Interest Credited
1	$1,200.00	$1,200.00
2	1,236.00	2,436.00
3	1,273.08	3,709.08
4	1,311.27	5,020.35
5	1,350.61	6,370.96

Accumulated value at the end of 5 years is:

$40,000.00 + $6,370.96 = $46,370.96

Note: This example assumes that no withdrawals or transfers are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.

The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more than those shown.

At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within 30 days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by calling the Service Center or by mailing us written notice in good order. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the Guarantee Period amount available for annuitization will be subject to Market Value Adjustments and may be subject to Withdrawal Charges. In a rising interest rate environment, the Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. (See “Market Value Adjustment” and “Withdrawal Charge” below.)

The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

You may call or write us at the Service Center for the new Guaranteed Interest Rates.

4. Establishment of Guaranteed Interest Rates.

We declare the Guaranteed Interest Rates for each of the durations of Guarantee Periods from time to time at our discretion. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See “Market Value Adjustment” below.)

We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See “The MVA Option”.) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

We make the final determination of the Guaranteed Interest Rates to be declared. We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

On any Valuation Date, Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your Accumulated Guarantee Period Value in the MVA Option, plus

•	your interest in the Fixed Account.

6. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:

•	the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

•	the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

•	transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts;

•	transfers from the Fixed Account may be made one time during the Contract Year during the 30 days following an anniversary of a Contract Year; and

•	transfer requests we receive must be in good order.

We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within 30 days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

We will make transfers pursuant to your mailed, faxed or telephone instructions that specify in detail the requested changes and are in good order. Transfers involving a Subaccount are based upon the Accumulation Unit values, as next calculated after we receive transfer instructions in good order at the Service Center. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions you give to us in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

Mail, Fax, and Telephone Access. You may request transfers in writing by mailing your request (in good order) to our Service Center, or by faxing your request (in good order) to our Service Center at 1-866-609-3962. You may also request transfers by telephone by calling our Service Center at 1-800-449-0523 and providing us with all required information.

Website Access. You may request transfers through our website. Our website address at www.zurichamericanlifeinsurance.com is available 24 hours a day. Our website will allow you to request transfers among the Subaccounts, Fixed Account, and the Guarantee Periods and inquire about your Contract. To use the website for access to your Contract information or to request transfers, you must enter your Contract number and Personal Identification Number (PIN), which you can obtain from our Service Center.

Pricing of Transfers. We will price any transfer request that we receive in good order at the Service Center (by mail, fax, or telephone) or through our website address before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time) using the Accumulation Unit values next determined at the end of that regular trading session of the NYSE.

And we will price any transfer request that we receive in good order at the Service Center (by mail, fax, or telephone) or through our website after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE.

E-mail Access. Currently, we do not allow transfer requests or withdrawals by e-mail. You may e-mail us through our website to request an address change or to inquire about your Contract. Please identify your Contract number in any transaction request or correspondence sent to us by e-mail.

Limitations on Transfers. The following transfers must be requested through standard first-class United States mail and must have an original signature:

•	transfers in excess of $250,000, per Contract, per day, and

•

transfers into and out of the DWS International Growth VIP (formerly Deutsche International Growth VIP), the DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP), the DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP) or the DWS Global Equity VIP (formerly Deutsche Global Equity VIP) Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Funds or Portfolios.

We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

Additional Telephone, Fax, and Online Access Rules and Conditions. We will employ reasonable procedures to confirm that telephone, fax, e-mail and website instructions are genuine. Such procedures may include confirming that instructions are in good order, requiring forms of personal identification prior to acting upon any telephone, fax, e-mail and website instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions and saving fax, e-mail and website instructions received from you. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures that are designed to limit unauthorized use of the telephone, fax, e-mail and website privileges. Therefore, you bear the risk of loss in the event of a fraudulent telephone, fax, e-mail and website request.

In order to access our website or our automated customer response system, you will need to obtain a PIN by calling into the Service Center. You should protect your PIN, because the automated customer response system will be available to your representative of record and to anyone who provides your PIN. We will not be able to verify that the person providing electronic instructions is you or authorized by you.

We cannot guarantee that our telephone, fax, e-mail and website services will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone or fax service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of requests is unusually high, we might not be able to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or correspond in writing to our mailing address.

Transfer requests made in writing, by phone, by fax, or through our website must comply with our transfer provisions stated in this Prospectus. Any transfer requests that are not in good order or are not in compliance with these provisions will not be considered received at our Service Center. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone, fax, and website transfer privilege) at any time, for any class of Contracts, for any reason.

Third Party Transfers. If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the variable options available for transfer under third party authorizations.

Automatic Account Rebalancing. You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. Your election to participate in the automatic asset reallocation program must be in writing on our form and returned to us in good order.

7. Policy and Procedures Regarding Disruptive Trading and Market Timing.

Statement of Policy. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a Subaccount in a short period of time, or transfers of large amounts at one time (“Disruptive Trading”).

Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract Owners, for the underlying Portfolios, and for other persons who have material rights under the Contract, such as insureds and beneficiaries. These risks and harmful effects include:

•

dilution of the interests of long-term investors in a Subaccount if market timers manage to transfer into an underlying Portfolio at prices that are below the true value or to transfer out of the underlying Portfolio at prices that are above the true value of the underlying Portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); and

•	reduced investment performance due to adverse effects on Portfolio management by:

•	impeding a Portfolio manager’s ability to sustain an investment objective;

•	causing the underlying Portfolio to maintain a higher level of cash than would otherwise be the case; or

•	causing an underlying Portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying Portfolio; and

•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

Policy Against Disruptive Trading. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading in the Contract. We do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures.

Do not invest with us if you intend to engage in market timing or potentially Disruptive Trading.

For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging.

Detection. We monitor the transfer activities of Owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract Owners or intermediaries acting on their behalf.

In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying Portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying Portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying Portfolios.

As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying Portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in a underlying Portfolio.

Deterrence. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.

We will accept the following transfers only if the order is sent to us with an original signature and by first class U.S. Mail:

•	transfers in excess of $250,000 per Contract, per day; and

•	transfers in excess of $50,000 per Contract, per day, into or out any of the following Subaccounts:

•	DWS International Growth VIP (formerly Deutsche International Growth VIP),

•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP),

•	DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP), or

•	DWS Global Equity VIP (formerly Deutsche Global Equity VIP).

If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.

If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through first class U.S. Mail with an original signature. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:

•	terminate all telephone, website, email or fax transfer privileges;

•	limit the total number of transfers;

•	place further limits on the dollar amount that may be transfer;

•	require a minimum period of time between transfers; or

•	refuse transfer requests from intermediaries acting on behalf of you.

Our ability to impose these restrictions in order to discourage market timing and other forms of Disruptive Trading may be limited by provisions of your Contract. As a result, to the extent the provisions of your Contract limit our actions, some Contract Owners may be able to market time through the Contract, while others would bear the harm associated with the timing.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying Portfolio’s operations, (2) if an underlying Portfolio would reject or has rejected our purchase order, or has instructed us not to allow that purchase or transfer, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any Owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying Portfolio refuses or reverses our order; in such instances some Contract Owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying Portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number, size or frequency of transfers in a given period (except for certain Subaccounts listed above where transfers that exceed a certain size are prohibited); or

•	allow a certain number of transfers in a given period.

Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing and other Disruptive Trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Contact Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the Subaccounts available under the Contract, there is no assurance that we will be able to deter or detect market timing or Disruptive Trading by such Contract Owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or Disruptive Trading may be limited by decisions of state regulatory bodies and court order which we cannot predict.

We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the underlying Portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract Owners.

Underlying Portfolio Frequent Trading Policies. The underlying Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying Portfolios and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.

You should be aware that, as required by SEC regulation, we have entered into a written agreement with each underlying Fund or principal underwriter that obligates us to provide the Fund, upon written request, with information about you and your trading activities in the Fund’s Portfolios. In addition, we are obligated to execute instructions from the Funds that may require us to restrict or prohibit your investment in a specific Portfolio if the Fund identifies you as violating the frequent trading policies that the Fund has established for that Portfolio.

If we receive a premium payment from you with instructions to allocate it into a Fund that has directed us to restrict or prohibit your trades into the Fund, then we will request new allocation instructions from you. If you request a transfer into a Fund that has directed us to restrict or prohibit your trades, then we will not effect the transfer.

Omnibus Order. Contract Owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

8. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value, subject to any applicable Market Value Adjustment and minus any Withdrawal Charge. In a rising interest rate environment, the Market Value Adjustment could result in a substantial downward adjustment to your Contract Value.

Withdrawals will have tax consequences. (See “Federal Tax Considerations.”) A withdrawal of the entire Contract Value is called a surrender.

In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.

See “Contract Charges and Expenses-Withdrawal Charge” for a discussion of the charges we deduct from partial withdrawals and surrenders.

If your Contract Value is allocated to more than one Subaccounts, you must specify the Subaccount(s) from which you want us to take the partial withdrawal. If you do not specify the Subaccount(s), we will redeem Accumulation Units on a pro rata basis from all Subaccount(s) in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.

Partial withdrawals are subject to the following:

•	Partial withdrawals are not permitted from the Fixed Account in the first Contract Year.

•	The minimum withdrawal is $ 100 (before any Market Value Adjustment), or your entire interest in the variable option(s) from which withdrawal is requested.

•	You must leave at least $500 in each Subaccount from which the withdrawal is requested, unless the total value is withdrawn.

A request to withdraw shall be made in writing (in good order) to us at the Service Center and should be accompanied by the Contract if surrender is requested. You may request a surrender or partial withdrawal in writing by mailing your request (in good order) to our Service Center. All requests for surrender or partial withdrawal must be submitted in writing with a signature guarantee.

Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. We will price any partial withdrawal or surrender request that we receive in good order at the Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time) using the Accumulation Unit values next determined at the end of that regular trading session of the NYSE. We will price any partial withdrawal or surrender request that we receive in good order at the Service Center after the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time), using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE. The Withdrawal Value attributable to the Subaccounts is paid within seven days after we receive the request. However, we may suspend withdrawals or delay payment:

•	during any period when the New York Stock Exchange is closed,

•	when trading in a Fund or Portfolio is restricted or the SEC determines that an emergency exists, or

•	as the SEC by order may permit.

If, pursuant to SEC rules, the DWS Government Money Market VIP Portfolio (formerly Deutsche Government Money Market VIP Portfolio) suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount) until the Portfolio no longer suspends such payments.

For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, your Contract, and transactions under your Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. (See “Federal Tax Considerations.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

Other types of Qualified Plan Contracts also may be subject to withdrawal restrictions under the Code or the terms of the Qualified Plan. You should consult your tax adviser and your plan sponsor regarding such restrictions. To the extent that you request a transaction with respect to your Qualified Plan Contract that requires us to share confidential information about you in order to comply with the rules under the Code or the plan governing your Qualified Contract, you consent to such information sharing by requesting the transaction.

9. Market Value Adjustment.

Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. We calculate and apply the Market Value Adjustment before we calculate and deduct the Withdrawal Charge.

The Market Value Adjustment reflects the relationship between (a) the currently established interest rate (“Current Interest Rate”) for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.

Please be aware that Market Value Adjustments are sensitive to changes in interest rates. If you withdraw money from a Guarantee Period before its term has expired, and during a period of rising interest rates, you likely will be assessed a negative Market Value Adjustment. In times of rising interest rates, the negative Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. Before you take a withdrawal from a Guarantee Period, you should know its expiration date, and ask the Service Center to calculate whether a Market Value Adjustment will apply and how much it will be.

MVA Endorsement Adding the MVA Floor. Effective April 1, 2005 (the “Effective Date”), we amended your Contract or certificate by putting a “floor” on the Market Value Adjustment feature and increasing the Guaranteed Interest Rate to 3% on all Guarantee Period Values. For this to occur, we issued an endorsement to your Contract or certificate (the “MVA Endorsement”).

The MVA Endorsement enhanced the MVA formula for your Contract by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after the Effective Date of the MVA Endorsement. The “floor” ensures that, regardless of any changes in interest rates, if you withdraw or transfer money from a Guarantee Period before it expires and after the Start Date, then you will receive a return on your Guarantee Period Value as of the Start Date (before any deductions for Contract charges) that will not be less than the Contract’s new minimum Guaranteed Interest Rate of 3% per annum. The Start Date is the later of the Effective Date of the MVA Endorsement or the beginning of a new Guarantee Period.

In applying the MVA formula, each amount allocated to a different Guarantee Period or allocated at different times will be considered separately.

The specific terms of this change to your Contract are described in the MVA Endorsement.

As a result of the issuance of the MVA Endorsement, the interests under the Contract relating to the MVA Option are no longer securities registered under the Securities Act of 1933.

The Market Value Adjustment (MVA) uses this formula:

Where:

“I” is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

“J” is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and

“t” is the number of days remaining in the Guarantee Period.

Any downward Market Value Adjustment is limited by the MVA “floor” described above.

For an illustration of the new “floor” on a downward Market Value Adjustment, as well as an upward Market Value Adjustment, see Appendix A.

10. Guaranteed Death Benefit.

We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:

•	the Owner, or a joint owner, dies,

•	the Annuitant dies with no living contingent annuitant, or

•	the contingent annuitant dies after the Annuitant.

Each Beneficiary or contingent beneficiary will bear the investment risk (i.e., receive any gains or bear any losses) on investments held in the Subaccounts until the payment of the death benefit. The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable.

If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:

•	Contract Value,

•

Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased’s age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

•	the greatest anniversary value before death.

The greatest anniversary value equals:

•	the highest of the Contract Values on each contract anniversary prior to the deceased’s age 81, plus the dollar amount of any Purchase Payments made since that anniversary minus

•	withdrawals since that anniversary.

We pay Contract Value to the Beneficiary if an Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death benefit proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below. The death benefit must be distributed within five years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.

Note: The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the Federal Defense of Marriage Act, or any other applicable Federal law. The Supreme Court in United States v Windsor invalidated the limitation of marriage to opposite-sex couples in the federal Defense of Marriage Act (“DOMA”). In Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. Under current Federal law, a prospective or current Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse.

For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner’s surviving spouse (as defined under Federal law) (or the Annuitant’s surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a death benefit distribution.

The spouse will become the successor Owner of the Contract subject to the following:

•

The Contract Value will be increased to reflect the amount of the death benefit. The difference will be credited to the DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount).

•	No Withdrawal Charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner’s death are subject to Withdrawal Charges.

•

Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse of the surviving spouse will not be able to continue the Contract.

The above option is subject to availability of this feature in your state.

As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Plan Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the death benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.

CONTRACT CHARGES AND EXPENSES

This section describes the charges and deductions that we make under the Contract to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under the Contract may result in a profit to us.

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	Withdrawal Charge,

•	Guaranteed Retirement Income Benefit Rider Charge, if any,

•	transfer charge,

•	investment management fees and other expenses, and

•	applicable state premium taxes.

Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. Charges Against The Separate Account.

1. Mortality and Expense Risk Charge.

We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur. If you annuitize the Contract on a variable basis, we will continue to assess a daily Mortality and Expense Risk Charge at an annual rate of 1.25% against the assets you hold in the Separate Account.

The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See “Guaranteed Death Benefit”, above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.

2. Administration Charge.

We assess each Subaccount a daily administration charge at a rate of 0.15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract. If you annuitize the Contract on a variable basis, we will continue to assess a daily Administration Charge at an annual rate of 0.15% against the assets you hold in the Separate Account.

3. Records Maintenance Charge.

We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:

•	at the end of each Contract Year,

•	on Contract surrender, and

•	upon annuitization.

However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. Except as described in the Exceptions section of this Prospectus (see “CONTRACT CHARGES AND EXPENSES—Charges Against The Separate Account—9. Exceptions”), there are no other waivers of or reductions in the Records Maintenance Charge.

This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account. The Records Maintenance Charge is assessed equally among all Subaccounts in which you have an interest.

If your Contract Value is less than the $30 Records Maintenance Charge on the anniversary of your Contract’s date of issue when the Records Maintenance Charge is assessed, your Contract and any applicable riders (including, but not limited to, the GRIB rider) will terminate, without value and without further notice, on that date. If your Contract has the GRIB rider, permitting the Contract to terminate without value will result in the GRIB rider also terminating along with any accumulated benefits. You should consult your financial advisor and make sure that you fully understand the impact that permitting your Contract to terminate without value will have on your GRIB rider benefits.

If your Contract Value is less than $30 on the anniversary of your Contract’s date of issue when the Records Maintenance Charge is assessed, you can avoid having your Contract and any applicable riders terminate, without value and without further notice, by making additional Purchase Payments into your Contract before the Records Maintenance Charge is assessed. The minimum additional Purchase Payment is $500 ($50 or more for IRAs; $100 if you authorize us to draw on an account via check or electronic debit). See “THE CONTRACTS—General Information”. Your additional Purchase Payments are subject to all applicable charges, such as applicable state premium taxes.

4. Withdrawal Charge.

We deduct a Withdrawal Charge to cover Contract sales expenses, including commissions and other promotion and acquisition expenses.

Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	7%
Second	6%
Third	5%
Fourth	5%
Fifth	4%
Sixth	3%
Seventh	2%
Eighth and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested in good order, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”)

Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:

•	after you have been confined in a hospital or skilled health care facility for at least 30 days and you remain confined at the time of the request;

•	within 30 days following your discharge from a hospital or skilled health care facility after a confinement of at least 30 days; or

•	if you or the Annuitant become disabled after the Contract is issued and before age 65.

Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

The Withdrawal Charge compensates us for Contract distribution expenses, which include the payment of on-going trail commissions to selling firms (See “Distribution of Contracts”). Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. We may use our general assets to pay distribution expenses. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See “The Annuity Period-Annuity Options” for a discussion of the Annuity Options available.

5. Optional Guaranteed Retirement Income Benefit (“GRIB”) Rider Charge.

If you have selected the GRIB rider and it is in force, we will deduct an annual charge of 0.25% of Contract Value for this rider. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. This quarterly charge is deducted from each Subaccount, each Guarantee Period and the Fixed Account in which you have value based on the proportion that the value you have in each account bears to your total Contract Value. If the GRIB rider is not exercised by the Annuitant’s age 91, the GRIB terminates without value on that date. Contract Owners must exercise the GRIB rider no later than the Contract anniversary before the Annuitant’s age 91. We do not charge for this rider after the Annuitant’s 91st birthday. We do not assess the GRIB Charge after you annuitize your Contract.

6. Transfer Charge.

We currently allow you to make unlimited transfers without charge. We reserve the right to assess a transfer fee of $25 for the thirteenth and each subsequent transfer during a Contract Year.

7. Investment Management Fees and Other Expenses.

Each Fund or Portfolio’s net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See “Summary of Expenses.”) For 2018, total annual investment management fees and expenses for the Funds and Portfolios offered through the Contracts ranged from 0.28% to 1.14% of average daily Portfolio assets. Further detail is provided in the attached prospectuses for the Funds or Portfolios and the Portfolios’ or Funds’ statements of additional information.

Redemption Fees. A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by us. The redemption fee will be deducted from your Contract Value. For more information on each Fund or Portfolio’s redemption fee, see the Fund or Portfolio prospectus.

8. State and Local Government Premium Taxes.

Certain state and local governments impose a premium tax of up to 3.5% of Purchase Payments which, depending on the state, is paid by us at the time we receive a Purchase Payment from you or at the time you annuitize your Contract. If you live in a state where we pay premium tax at the time we receive a Purchase Payment from you (Florida, Maine, South Dakota, West Virginia, and Wyoming), we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment. If you live in a state where we pay premium tax when you annuitize your Contract (California and Nevada), we will deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract. In no event will this deduction for premium tax exceed the amount of your Contract Value at the time of annuitization. The charge we deduct for premium tax will never exceed the amount of premium tax we have paid to your state on your Purchase Payments. See “Appendix A-State and Local Government Premium Tax Chart” in the Statement of Additional Information.

9. Exceptions.

We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.

We may also reduce or waive charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administration charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. We may also reduce or waive charges and/or credit additional amounts on Contracts issued to:

•

employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with BFP Securities, LLC (“BFPS”), and

•

officers, directors and employees (and their families) of ZALICO, Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds) and Deutsche DWS Variable Series I and II (formerly Deutsche Variable Series I and II), their investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

Reductions in these charges will not unfairly discriminate against any Owner.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten years after the Date of Issue. However, annuitization will be delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.

You may elect to receive annuity payments on a fixed or variable basis, or a combination. Keep in mind that, on the Annuity Date, any of your Contract Value being held in the Fixed Account or allocated to a Guarantee Period will be annuitized on a fixed basis. (The MVA Option is not available during the Annuity Period.) Any of your Contract Value being held in the Separate Account will be annuitized on a variable basis. If you annuitize on a variable basis, we will assess a daily mortality and expense risk charge and an administration charge at an annual rate of 1.40% against your assets invested in the Separate Account.

Special annuitization rules apply if you purchased the GRIB rider. (See “SCUDDER DESTINATIONSSM ANNUITY CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001” and “FARMERS VARIABLE ANNUITY I CONTRACTS ISSUED BEFORE NOVEMBER  12, 2001” below).

A. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. If you annuitize under Option 1 for a period of less than 5 years, your annuity payments will be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

B. Annuity Options.

You may elect one of the Contract’s Annuity Options. You may decide at any time (subject to the provisions of your retirement plan, if applicable, and state variations) to begin annuity payments before the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If you do not elect an Annuity Option, we will make monthly annuity payments in accordance with Option 3 below with a ten year period certain. Generally, annuity payments are made in monthly installments. However, you must select a payment frequency that results in an annuity payment of at least $50. If the amount falls below $50, we have the right to change the payment frequency to bring the annuity payment up to at least $50.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the Annuitant; and

•	the investment experience of the selected Subaccount(s).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment, and conversely, you will likely receive a lower periodic payment if you participate in Subaccounts with lower investment performance.

If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:

•	Option 2, or

•	Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than five years from your death).

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death. The death benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

For Qualified Plan Contracts, the period certain elected cannot be longer than the Owner’s life expectancy, in order to satisfy minimum required distribution rules.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the mortality and expense risk and administration charge.

If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments calculated as of the date we receive your request in good order at the Service Center.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant’s death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the Annuitant’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant’s death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant’s death without regard to the number or total amount of payments received.

C. Transfers During the Annuity Period.

During the Annuity Period, the Annuitant may, by sending a written request (in good order) to the Service Center, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

•	Transfers are not allowed from the Fixed Account to the Subaccounts.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

A payee may not have more than three Subaccounts after any transfer.

You may request transfers in writing by mailing your request (in good order) to our Service Center, or by faxing your request (in good order) to our Service Center at 1-866-609-3962.

D. Annuity Unit Value Under Variable Annuity.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Annuity Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

•	the Subaccount’s Annuity Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

E. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of your Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	any applicable premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value (or GRIB base, if applicable), after the deduction of any Withdrawal Charges and any premium taxes from Contract Value (or the GRIB base, if applicable).

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

F. Subsequent Periodic Payments Under Variable Annuity.

Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

G. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

H. Death Benefit Proceeds.

If the Annuitant dies after the Annuity Date while the Contract is in force, the death benefit proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

I. GRIB Rider.

If you purchased a GRIB rider with your Contract, additional annuitization rights apply. (See “SCUDDER DESTINATIONSSM ANNUITY CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001” and “FARMERS VARIABLE ANNUITY I CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001” below).

FEDERAL TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other income tax or other tax laws, any state and local estate or inheritance tax, or other tax consequences or ownership or receipt of distribution under a Contract.

We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

If you invest in an annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, or in connection with a qualified employer-sponsored pension or profit sharing plan or eligible deferred compensation plan, your Contract is called a Qualified Plan Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Plan Contract.

We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract’s accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Plan Contract, you will be taxed only on the portion of the annuity payment that represents investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the taxpayer reaches age 591/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amounts.

A. Taxation of Non-Qualified Plan Contracts

Non-Natural Person. If a non-natural person (such as a corporation or a trust) owns a nonqualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the Purchase Payments or other consideration paid for the contract) during the taxable year, reduced by any amount previously distributed from the Contract that was not subject to tax. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Plan Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Plan Contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

If the Contract includes the GRIB rider and it is in force, and the Guaranteed Retirement Income base is greater than the Contract Value, it is possible that the IRS could take the view that the “income on the contract” is a greater amount than would otherwise be the case. This could result in a larger amount being included in gross income in connection with a partial withdrawal, assignment, pledge, or other transfer.

There is also some uncertainty regarding the treatment of the MVA for purposes of determining the income on the Contract. Resolution of the uncertainty could result in the income on the Contract being a greater (or lesser) amount.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Contract, there may be imposed a Federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 591/2;

•	made on or after the death of an owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Plan Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

With respect to a Contract issued with the GRIB rider, the annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the Federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the Internal Revenue Service (“IRS”) could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.

Taxation of Death Benefit Proceeds. Amounts distributed from a Contract because of your death or the death of the annuitant generally are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable withdrawal occurs.

Rider Charges. It is possible that the IRS may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

Health Care and Education Reconciliation Act of 2010. The Health Care and Education Reconciliation Act of 2010 imposes a 3.8% tax in taxable years beginning in 2013 on an amount equal to the lesser of (a) “net investment income” or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Code. The net investment income does not include any distribution from an IRA or certain other retirement plans or arrangements. Please consult a tax adviser for more information.

B. Taxation of Qualified Plan Contracts

The tax rules that apply to Qualified Plan Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Plan Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Plan Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. Qualified Plan Contracts are subject to minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

1. Qualified Plan Types

Individual Retirement Annuities (IRAs). IRAs, as defined in Code Section 408, permit individuals to make annual contributions of up to the lesser of $6,000 for 2019 ($7,000 if age 50 or older by the end of 2019) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual participates in certain qualified plans. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless certain exceptions apply. IRAs are subject to both the lifetime and death required minimum distribution rules in Code Section 401(a)(9). The Contract has been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the IRS. Such approval by the IRS is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

SIMPLE IRAs. Simple IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in the Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax based on the fair market value of the IRA. In some cases, the fair market value of a Qualified Plan Contract purchased as an IRA may exceed the Contract Value, such as where the Qualified Plan Contract has an enhanced death benefit or was issued with the GRIB rider. In such cases, a conversion of the IRA to a Roth IRA may result in higher taxes than a surrender of the Contract. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SEP IRAs. SEP IRAs, as described in Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.

Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh”, permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. The Code also restricts when amounts can be distributed from Qualified Plan Contracts that are issued in connection with such retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all requirements applicable to such benefits prior to transferring the Contract. Other rules and limitations also may apply to such Qualified Plan Contracts under the Code and the retirement plans governing the Contracts. In addition, a 10% penalty tax generally applies to distributions made before age 591/2, unless certain exceptions apply. Employers intending to use the Contract in connection with such plans should seek competent advice.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. Purchase payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

Generally, a 10% penalty tax applies to distributions made before age 591/2, unless certain exceptions apply. In addition, tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 591/2, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account, as permitted by law.) Additional restrictions may be imposed by the plan sponsor. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request from an existing 403(b) contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes unless it meets certain conditions set forth in the Code. In addition, in some cases involving rollovers to such Contracts, distributions from the Contracts may be subject to a 10% penalty tax unless an exception applies. Under a non-governmental plan, all investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Withdrawals

In the case of a withdrawal under a Qualified Plan Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Plan Contract can be zero.

3. Direct Rollovers

If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code Section 457(b), any “eligible rollover distribution” from the Contract will be subject to mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

•	Hardship distributions,

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for ten years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, Federal income tax equal to 20% of the taxable eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, (i) you (or your spouse or former spouse as a beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax qualified plan, IRA, Roth IRA or tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) your non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

As indicated above, any distribution that is a minimum distribution required under Code section 401(a)(9) is not an eligible rollover distribution. There is some uncertainty regarding how the minimum distribution requirements apply to a Qualified Plan Contract issued with a GRIB rider. As a result, you should consult your tax adviser regarding the interaction between the minimum distribution requirements and the eligible rollover distribution requirements in the context of a Qualified Contract issued with a GRIB rider, including in connection with any lump sum payment after annuity income payments have commenced under the GRIB rider.

C. Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Non-Qualified Plan Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying portfolio assets of the variable account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is limited published guidance in this area and it does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying portfolio assets of the variable account.

Required Distributions from Non-Qualified Plan Contracts. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Plan Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Plan Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Required Distributions from Qualified Plan Contracts. Qualified Plan Contracts are subject to special rules governing the time at which distributions must begin and the amount that must be distributed each year. In the case of IRAs, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/2. For other types of Qualified Plan Contracts, minimum distributions generally must commence by April 1 following the later of (1) the calendar year the owner attains age 701/2, and (2) the calendar year in which the owner retires. In general, periodic distributions in the form of annuity payments will satisfy the minimum distribution rules only if they meet certain requirements in the regulations under Code section 401(a)(9), including that the annuity payments be nonincreasing and made at least annually over a period permitted in the regulations. Annuity payments generally must meet these requirements even if they commence earlier than otherwise required under the Code.

If you purchased a Qualified Plan Contract with a GRIB rider, you should consult a tax adviser about the implications under the minimum distribution requirements of Code section 401(a)(9). For example, prior to the date a Qualified Plan Contract is “annuitized,” the amount of each annual required minimum distribution is determined by dividing the entire interest in the Contract by the applicable distribution period determined under IRS regulations. For this purpose, the entire interest in the Qualified Plan Contract includes the amount credited under the Contract (i.e., the Contract Value), plus the “actuarial present value” of any additional benefits provided under the Contract (such as certain enhanced death benefits or GRIB values). As a result, your required minimum distribution could be significantly larger than it would be absent such additional benefits, and could even exceed your Contract Value. Only the Contract Value is available for withdrawal from a Qualified Plan Contract that has not been annuitized. If the Contract Value is insufficient to support a required minimum distribution from a Qualified Plan Contract, it is possible that the minimum distribution requirements will not be met.

In addition, if you annuitize a Qualified Plan Contract by exercising the GRIB rider, and later elect to receive a lump sum payment in lieu of some or all of the future guaranteed installments, it is possible that the remaining annuity installments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider. (See “C. Commutable Annuitization Option” below.)

If the Qualified Plan Contract is an IRA, there may be circumstances in which you can satisfy the minimum distribution requirements for the Qualified Plan Contract by taking a distribution from other IRAs that you own. You should consult your tax adviser regarding the availability of this rule in your particular circumstances. If the Qualified Plan Contract is a Roth IRA, it is not subject to the lifetime required minimum distribution rules but is subject to the death required minimum distribution rules.

A failure to satisfy the minimum distribution requirements with respect to a Qualified Plan Contract may result in a 50% excise tax and could cause the Qualified Plan to violate the Code provisions governing its “qualified” status. In light of these potential tax consequences and the uncertainty as to how the minimum distribution requirements apply to a Qualified Plan Contract in certain circumstances, you should consult a tax adviser to ensure that those requirements are satisfied with respect to your Qualified Plan Contract.

FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

OTHER TAX ISSUES

A. Our Taxes

At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the subaccounts of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the subaccounts of the variable account or the Contracts.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

B. Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. You should consult an estate planning adviser for more information.

C. Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

D. The American Taxpayer Relief Act of 2012 (“ATRA”).

ATRA permanently establishes the federal estate tax, gift tax and generation-skipping transfer tax exemptions at $5,000,000, indexed for inflation. ATRA also permanently establishes the maximum federal estate tax, gift tax and generation-skipping transfer tax rate at 40%. ATRA allows a deceased spouse’s estate to transfer any unused portion of the deceased spouse’s exemption amount to a surviving spouse. ATRA also unified the estate tax, gift tax and generation skipping transfer tax exemptions and provided for indexing of these exemptions for inflation beginning in 2012. The Tax Cuts and Jobs Act temporarily doubles the exemption amount, indexed for inflation, for estate, gift and generation-skipping taxes from the $5 million base, set in 2012, to a new $10 million base, good for tax years 2018 through 2025.

E. Federal Defense of Marriage Act

The U.S. Department of the Treasury and the Internal Revenue Service, following the U.S. Supreme Court’s decision in United States v. Windsor, jointly announced the issuance of Revenue Ruling 2013-17, providing guidance on the federal taxation of same-sex couples. Windsor invalidated the limitation of marriage to opposite-sex couples in the federal Defense of Marriage Act (“DOMA”). Rev. Rul. 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions.

DOMA still affects the federal tax status of same-sex civil unions and domestic partnerships. For Federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as “Spouses” under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

F. Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States Life Insurance Company is U.S.-source income that is generally subject to United States Federal income tax.

G. Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

H. Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under federal tax law.

I. Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER

We cannot process your instructions to effect a transaction relating to the Contract until we have received your instructions in good order at our Service Center or at our website, as appropriate. “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or by telephone or electronically, as appropriate), along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) that we require in order to effect the transaction. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

We will not accept requests for Contract distributions that are either over the telephone (including faxes) or without a signature guarantee. All requests for Contract distributions must be submitted in writing with a signature guarantee.

SIGNATURE GUARANTEES

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person’s money by forging a signature on a written request for the disbursement of funds.

As a protection against fraud, we require a Medallion signature guarantee for all Contract disbursements, including disbursements to another carrier in connection with the exchange of one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	national and state banks;

•	savings banks and savings and loan associations;

•	securities brokers and dealers; and

•	credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

DISTRIBUTION OF CONTRACTS

Distribution and Principal Underwriting Agreement. BFP Securities, LLC (“BFPS”) currently serves as principal underwriter for the Contracts. Zurich Benefit Finance LLC and Bancorp Services, L.L.C. each own a 50% interest in Benefit Finance Partners, LLC. Benefit Finance Partners owns 100% of BFPS. Zurich Benefit Finance and ZALICO have the same ultimate corporate parent. BFPS is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Contracts are no longer offered for sale to the public.

Special Compensation Paid to the Principal Underwriter. We pay compensation to BFPS in the amount of $3,500.00 per month to compensate it for serving as principal underwriter for the Contracts.

Compensation to Broker-Dealers Selling the Contracts. The Contracts were offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws. The selling firms originally entered into written selling agreements with BFPS. We pay commissions directly to certain selling firms for their past sales of the Contracts.

The selling firms that have selling agreements with BFPS are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission paid to selling firms is 6.75% of additional Purchase Payments, plus a trail commission option of up to 1.00% of additional Purchase Payments paid quarterly on Purchase Payments that have been held in the Contract for at least twelve months.

With respect to Contracts issued on or after April 20, 2000 with the GRIB rider, annuitization compensation of 2% of Contract Value is paid on Contracts that are seven years old or older and that are annuitized for a period of five or more years. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase and annuitization of a Contract.

Additional Compensation Paid to Selected Selling Firms. We have paid and may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs based on past sales of the Contracts and other criteria in order to receive enhanced marketing services and increased access to their sales representatives. In addition to access to their distribution network, such selling firms have received separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provided to us. These special compensation arrangements were not offered to all selling firms and the terms of such arrangements differed between selling firms.

We had entered into such “preferred product” arrangements with the following selling firms: AG Edwards; CSN Insurance Agency; Compass Bancshares Insurance Agency, FL; Compass Brokerage Inc.; PFIC; ABN AMRO; WM Financial Services, Inc.; Michigan National Bank; and Standard Investment Services. In 2018, we did not pay additional compensation under such arrangements.

No specific charge is assessed directly to Contract Owners or the Separate Account to cover commissions and other incentives or payments we pay in connection with the distribution of the Contracts. However, we intend to recoup commissions and other sales expenses and incentives we pay through the fees and charges we deduct under the Contract and through other corporate revenue.

You should be aware that any selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. As such, they may be inclined to favor or disfavor one product over another due to differing rates of compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account option and to the Guarantee Period Value. In addition, if you transfer amounts among the variable options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio.

You may direct inquiries to the selling agent or may contact the Service Center.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form in good order at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer (the remaining amount is transferred),

•	we receive the Owner’s written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.

Dollar Cost Averaging is not available during the Annuity Period.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you submit a written request (in good order) to the Service Center for a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations-Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2018 and the related statement of operations and statements of changes in contract owners’ equity for each of the periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 1 North Wacker Drive, Chicago, IL 60606.

LEGAL PROCEEDINGS

From time to time, ZALICO is a party to certain legal and other proceedings incidental to our insurance business. Our management believes that the resolution of these various matters will not result in any material adverse effect on the Separate Account, on our consolidated financial position, or on our ability to meet our obligations under the Contracts. As of the date of this Prospectus, it also appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on BFPS ability to perform its obligations under its principal underwriting agreement.

FINANCIAL STATEMENTS

The financial statements of ZALICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

SCUDDER DESTINATIONSSM ANNUITY CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001

A. Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) rider was an optional Contract benefit available under Scudder DestinationsSM Annuity Contracts issued before November 12, 2001. GRIB is not offered on Contracts issued on or after November 12, 2001. We reserve the right to begin offering GRIB at any time.

GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. Requests to exercise the GRIB must be received by us in good order. GRIB may be exercised only within 30 days after the seventh Contract anniversary and within 30 days before and 30 days after later Contract anniversaries. We will not accept requests to exercise the GRIB option outside of these 30-day and 60-day windows. In addition, GRIB must be exercised between the Annuitant’s 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract’s 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.

If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge from each Subaccount, each Guarantee Period and the Fixed Account in which you have value on the last business day of each calendar quarter. If the GRIB rider is not exercised by the Annuitant’s age 91, the GRIB terminates without value on that date. Contract Owners must exercise the GRIB rider no later than the Contract anniversary before the Annuitant’s age 91. We no longer charge for GRIB after the Annuitant’s 91st birthday. We do not assess the GRIB charge after you annuitize. The GRIB charge is in addition to the Contract fees and expenses appearing in the “Summary of Expenses”. You may cancel the GRIB rider at any time by written notice to us. Once discontinued, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.

B. Annuity Payments with GRIB

Annuity payments are based on the greater of:

•	the income provided by applying the GRIB base to the guaranteed annuity factors, and

•	the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greatest of:

•	Contract Value,

•

Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant’s age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date (the “Purchase Payment Roll-Up Value”), and

•	the greatest anniversary value before the exercise date.

The greatest anniversary value equals:

•	the highest of the Contract Values on each Contract anniversary prior to the Annuitant’s age 81, plus

•	the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.

We determine your greatest anniversary value solely to calculate your GRIB base. Your greatest anniversary value is not a cash value or surrender value; it is not available for withdrawal; it is not a minimum return for any Subaccount; and it is not a guarantee of any Contract Value. Your greatest anniversary value is a hypothetical value that you may never realize unless and until: (a) you annuitize your Contract, (b) you exercise the GRIB, and (c) the greatest anniversary value on the Exercise Date is greater than either the Contract Value or the Purchase Payment Roll-Up Value on the Exercise Date. When you exercise the GRIB, we will calculate the GRIB base, in part, by using your greatest anniversary value as calculated on your Exercise Date. Calculation of the greatest anniversary value on any date other than the Exercise Date is subject to recalculation and you are not entitled to any interim value of the greatest anniversary value.

Applying additional Purchase Payments to your Contract may increase your interim greatest anniversary value, which in turn may appear to increase your GRIB base. However, in some instances when you apply additional Purchase Payments to your Contract, your hypothetical greatest anniversary value, as calculated on the Contract anniversary date immediately subsequent to the Purchase Payments, may be less than the interim greatest anniversary value and your GRIB base calculation may appear to be negatively impacted.

The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the “Annuity 2000” table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer-sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 5, 10, 15, 20, or 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

For Qualified Plan Contracts, the period certain elected cannot be longer than the Owner’s life expectancy, in order to satisfy minimum required distribution rules.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

We may deduct premium taxes at the time of annuitization from Contract Value (or from the GRIB base, if applicable).

C. Commutable Annuitization Option

If you purchased your Contract on or after August 24, 1999, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following general requirements:

•	At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

•	Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started. We reserve the right to make exceptions.

If you select a commutation option in connection with your GRIB rider, you may be subject to additional tax risks. You should consult a tax adviser before selecting any commutation options in connection with your GRIB rider. (See “Required Distributions from Qualified Plan Contracts” above.)

1. Original Commutation Option.

The commutable annuitization option originally allowed the Annuitant to elect a lump sum payment in lieu of receiving some or all of the guaranteed installment payments remaining in the period certain under the Contract. There is some uncertainty regarding how the required minimum distribution rules of Code section 401(a)(9) apply to a Qualified Plan Contract after such a commutation is elected. As a result, you should consult a tax adviser before doing so. The original commutation option is summarized as follows:

•

The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain, subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract generally cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment that has the effect of reducing the amount of the lump sum payment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more, but less than 15, years	1.50%
less than 10 years	2.00%

2. Additional Commutation Option

As described in the FEDERAL TAX CONSIDERATIONS section of this Prospectus, there is some uncertainty about how the minimum distribution requirements in Code section 401(a)(9) apply to your Contract after a lump sum payment is elected under the commutable annuitization option. In particular, there is uncertainty regarding how to treat options that allow a commutation of the guaranteed installments remaining to be made in a period certain but not the life-contingent payments that could remain payable after the period certain (which we call the “Life Income Payments”). The following commutation option is intended to provide access to the Life Income Payments through a commutation.

•

Lump Sum Option: Under this option, we will pay a lump sum distribution reflecting our calculation of the present value of your remaining guaranteed installments (if any) and the actuarial present value of your future contingent Life Income Payments. Once we pay the lump sum, no further payments will be made and your Contract will terminate. This option is also available in connection with Non-Qualified Plan Contracts.

D. Effect of Death of Owner or Annuitant on GRIB

The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner’s or Annuitant’s surviving spouse elects to continue the Contract as described in “Guaranteed Death Benefit” Section above. A spouse may continue only a Non-Qualified Plan Contract or an Individual Retirement Annuity.

If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the death benefit, the GRIB is modified as follows:

The GRIB base is calculated from the time the election to continue the Contract is made and reflects the increase, if any, in Contract Value attributable to the death benefit. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse’s election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.

If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the death benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.

FARMERS VARIABLE ANNUITY I CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001

A. Guaranteed Retirement Income Benefit: General

Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Farmers Variable Annuity I Contracts issued on or after May 1, 2000 and before May 1, 2002. GRIB is not offered on Contracts issued on or after May 1, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. GRIB may be exercised only within 30 days after the seventh or later Contract anniversary. In addition, GRIB must be exercised between the Annuitant’s 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract’s 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.

If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. The quarterly charge is deducted pro rata from the investment options in which you have an interest. We no longer charge for GRIB after the Annuitant’s 91st birthday. The GRIB charge is in addition to the Contract fees and expenses appearing in the “Summary of Expenses”. You may cancel the GRIB Endorsement at any time by written notice to us. Once discontinued, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.

B. Annuity Payments with GRIB

Annuity payments are based on the greater of:

•	the income provided by applying the GRIB base to the guaranteed annuity factors, and

•	the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greatest of:

•	Contract Value,

•

Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant’s age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date, and

•	the greatest anniversary value before the exercise date.

The greatest anniversary value equals:

•	the highest of the Contract Values on each Contract anniversary prior to the Annuitant’s age 81, plus

•	the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.

The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the “Annuity 2000” table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer-sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for 25 years, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.50% interest rate and paid in a lump sum.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

C. Commutable Annuitization Option

If you purchased your Contract on or after May 1, 2000, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following requirements:

•	At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected.For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

•	Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started.

•	The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10–14 years	1.50%
less than 10 years	2.00%

D. Effect of Death of Owner or Annuitant on GRIB

The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner’s or Annuitant’s surviving spouse elects to continue the Contract as described in the “Guaranteed Death Benefit” section above. A spouse may continue only a Non-Qualified Plan Contract or an Individual Retirement Annuity.

If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the death benefit, the GRIB is modified as follows:

The GRIB base is calculated from the time the election to continue the Contract is made. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse’s election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.

If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the death benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The SAI contains additional information about the Contract and the Separate Account. You can obtain the SAI (at no cost) by contacting us at the Service Center. Please read the SAI in conjunction with this Prospectus. The following is the Table of Contents for the SAI.

APPENDIX A

ILLUSTRATION OF THE “FLOOR” ON THE

DOWNWARD MARKET VALUE ADJUSTMENT (MVA)

Purchase Payment	$40,000

Guarantee Period	5 Years

Guaranteed Interest Rate	5% Annual Effective Rate

The following examples illustrate how the “floor” on a downward MVA, that was added to your Contract effective April 1, 2005, may affect the values of your Contract upon a withdrawal. In these examples, the Guarantee Period starts on the Effective Date of the MVA Endorsement (i.e., the Start Date); a withdrawal occurs one year after the Start Date. The MVA operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

In these examples, the Guarantee Period Value for the $40,000.00 Purchase Payment is guaranteed to equal $51,051.26 at the end of the five-year Guarantee Period. After one year, when the first withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

A downward MVA results when you take a full or partial withdrawal during periods of rising interest rates. Assume in this example that, one year after the Purchase Payment, the interest rate on a four-year Guarantee Period rose to 6.5%.

In this example, the MVA will be based on the hypothetical interest rate we are crediting at the time of the withdrawal on new money allocated to a Guarantee Period with a duration equal to the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period, so the hypothetical crediting rate for a four-year Guarantee Period will be used (6.5%). These examples also show how the Withdrawal Charge (if any) would be calculated separately after the MVA.

Note: We declare interest rates on the MVA Options at our sole discretion. The interest rates used in this example are hypothetical and do not reflect current interest rates being credited by us, and the interest rates do not represent any of our intentions regarding future interest crediting rates.

Example of Full Withdrawal

Upon a full withdrawal, the market value adjustment factor would be:

* Actual calculation utilizes 10 decimal places.

The downward MVA is subject to a “floor” so that the downward MVA can remove only interest credited in excess of 3% on the Guarantee Period Value from the Start Date. The “floor” in this example is calculated as:

– $800.00 = $40,000.00 x (1 + .03) – $40,000.00 x (1 + .05)

The Market Adjusted Value after applying the floored downward MVA would be:

$41,200.00 = $42,000.00 – $800.00

A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge.

The Withdrawal Charge on a full withdrawal is:

$2,148.00 = ($40,000.00 – (.10 x $42,000.00)) x .06

Thus, the amount payable on a full withdrawal after the application of the MVA floor would be:

$39,052.00 = $41,200.00 – $2,148.00

Example of Partial Withdrawal of 50% of Guarantee Period Value

If instead of a full withdrawal, assume that 50% of the Guarantee Period Value ($21,000.00) was withdrawn from the Contract (partial withdrawal of 50%) after the first year.

The downward MVA is subject to the floor of -$800.00 described above. In this example, this means that only the interest credited on the entire Guarantee Period Value for the one-year period between the Start Date and the date of withdrawal that was in excess of 3% (i.e., the difference between 5% interest and 3% interest) can be removed at the time of the partial withdrawal. The partial withdrawal will have the impact of reducing the return, to date, in the Guarantee Period to the minimum guaranteed interest rate of 3% per annum.

The Market Adjusted Value after applying the floored downward MVA would be:

$20,200.00 = $21,000.00 – $800.00

A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge.

$888.00 = ($19,000.00 – (.10 x $42,000.00)) x .06

Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal after the application of the MVA floor would be:

$19,312.00 = $20,200.00 – $888.00

Example of a Second Withdrawal of the Remaining Guarantee Period Value

Assume that the owner took a second withdrawal of the remaining balance after the second year and the hypothetical crediting rate for a three-year Guarantee Period was 6.5% at that time.

After the second year, the Guaranteed Period Value ($21,000) would have been credited with 5% interest and would have increased by $1,050 to $22,050.

Upon a full withdrawal, the market value adjustment factor would be:

The downward MVA is subject to a “floor” discussed above. In this example, the downward MVA can remove only interest credited in excess of 3% (i.e., the difference between 5% interest and 3% interest) on the remaining Guarantee Period Value for the one-year period from the time of the prior withdrawal. The “floor” in this example is calculated as:

– $420.00 = $21,000.00 x (1 + .03) – $21,000.00 x (1 + .05)

The Market Adjusted Value after applying the floored downward MVA would be:

$21,630.00 = $22,050.00 – $420.00

A Withdrawal Charge of 5% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, 10% of the Contract Value is not subject to a Withdrawal Charge.

The Withdrawal Charge is thus:

$939.75 = ($21,000.00 – (.10 x $22,050.00)) x ..05

Thus, the amount payable on a full withdrawal after the application of the MVA floor would be:

$20,690.25 = $21,630.00 – $939.75

ILLUSTRATION OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:

$1,638.83 = $42,000.00 x .0390198

The Market Adjusted Value would be:

$43,638.83 = $42,000.00 + $1,638.83

A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Contract Value, as there were no prior withdrawals:

$2,366.33 = ($43,638.83 – .10 x 42,000) x .06

Thus, the amount payable on withdrawal would be:

$41,272.50 = $43,638.83 – $2,366.33

If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

$819.42 = $21,000.00 x .0390198

The Market Adjusted Value of $21,000.00 would be:

$21,819.42 = $21,000.00 + $819.42

The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

$1,057.17 = ($21,819.42 – .1 x $42,000) x .06

Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:

$20,762.25 = $21,819.42 – $1,057.17

Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

APPENDIX B

ZURICH AMERICAN LIFE INSURANCE COMPANY

DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND

SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Zurich American Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA, Roth IRA or SIMPLE IRA, whichever is applicable.

A. REVOCATION

Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write the Service Center.

Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code) for use as an IRA, Section 408A of the Code for use as a Roth IRA, or Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to the form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and your entire interest must be nonforfeitable.

2. The Contract must be nontransferable.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date) (See “Required Distributions”).

If you die before the date on which you are required to begin distributions from your Contract, any remaining interest in the Contract must be distributed to your designated beneficiary (within the meaning of Section 401(a)(9) of the Code) either (i) by December 31 of the calendar year containing the fifth anniversary of your death, or (ii) over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die. If you die after distributions have begun but before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary at least as rapidly as under the method of distribution in effect as of your date of death.

If the sole designated beneficiary is your spouse, he or she may elect to treat the Contract as his or her own IRA, or, where applicable, Roth IRA whether you die before or after the distributions have begun.

Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

5. Except in the case of a rollover contribution or a direct transfer (See “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth IRA and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from one SIMPLE IRA to another SIMPLE IRA under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. Amounts distributed as required minimum distributions are not eligible for treatment as a rollover.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation includible in your gross income, or (2) the maximum annual contributions under

Section 219(b) of the Code, including “catchup” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,500 for 2018, indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 for 2018 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to all your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution may be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for the year (plus an additional $2,000 in catch-up contributions).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. the maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, and in some cases eliminated, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2019	$103,000 - $123,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2019	$64,000 - $74,000

The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer-sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $193,000 and $203,000 in 2019.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 701/2 or thereafter.

7. A taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $56,000 (indexed for cost-of-living increases) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $19,000 for 2019, indexed annually, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions indexed for inflation. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $280,000 of 2019 compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as a traditional IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging rules that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 701/2 (your 701/2 year).

Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 701/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 701/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guarantee period does not exceed the applicable life or joint life expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be waived by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an “IRA” are to an “individual retirement plan,” within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation includible in gross income, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catchup” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

•	the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined in accordance with Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $193,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $122,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA or other Qualified Plan, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax-free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10% penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such contributions will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLL OVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain age 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2 , unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first two years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax-free;

2. To a distribution that is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution that is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution that is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, by an unemployed individual to pay health insurance premiums, or a qualified reservist as a qualified reservist distribution.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount or if you transfer Contract Value to a Subaccount, a daily charge of an amount which will equal an aggregate of 1.40% per annum will be assessed against Separate Account Value.

2. An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by ZALICO; under one year, 7%; over one to two years, 6%; over two to three years, 5%; over three to four years, 5%; over four to five years, 4%; over five to six years, 3%; over six to seven years, 2%; over seven years and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$937.00	14	$16,798.32	27	$40,421.63	40	$75,113.26
2	1,913.00	15	18,310.91	28	42,642.92	41	78,375.30
3	2,928.90	16	19,868.88	29	44,930.85	42	81,735.20
4	3,976.63	17	21,473.59	30	47,287.42	43	85,195.89
5	5,066.14	18	23,126.44	31	49,714.68	44	88,760.41
6	6,198.41	19	24,828.87	32	52,214.76	45	92,431.86
7	7,374.46	20	26,582.37	33	54,789.84	46	96,213.46
8	8,604.34	21	28,388.49	34	57,442.18	47	100,108.50
9	9,871.11	22	30,248.78	35	60,174.08	48	104,120.40
10	11,175.88	23	32,164.88	36	62,987.94	49	108,252.65
11	12,519.80	24	34,138.47	37	65,886.22	50	112,508.87
12	13,904.03	25	36,171.26	38	68,871.45
13	15,329.79	26	38,265.04	39	71,946.23

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$937	14	$1,000	27	$1,000	40	$1,000
2	946	15	1,000	28	1,000	41	1,000
3	955	16	1,000	29	1,000	42	1,000
4	955	17	1,000	30	1,000	43	1,000
5	964	18	1,000	31	1,000	44	1,000
6	973	19	1,000	32	1,000	45	1,000
7	982	20	1,000	33	1,000	46	1,000
8	1,000	21	1,000	34	1,000	47	1,000
9	1,000	22	1,000	35	1,000	48	1,000
10	1,000	23	1,000	36	1,000	49	1,000
11	1,000	24	1,000	37	1,000	50	1,000
12	1,000	25	1,000	38	1,000
13	1,000	26	1,000	39	1,000

*	Includes applicable withdrawal charges.

APPENDIX C

CONDENSED FINANCIAL INFORMATION

Scudder Destinations Annuity

The following tables of condensed financial information show accumulation unit values for each Subaccount of Scudder Destinations Annuity for the period since the Subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a Subaccount. The accumulation unit values shown in the tables reflect the Separate Account Annual Expenses of 1.40% listed in the “Fee Table” in this Prospectus. The accumulation unit value does not reflect the deduction of charges such as the Records Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the Separate Account that can be found in the SAI. Please review the condensed financial information in conjunction with the financial statements, related notes, and other financial information included in the SAI. In the tables below, no number is shown when there were fewer than 1,000 accumulation units outstanding at the end of a period.

Selected data for accumulation units outstanding as of the year ended December 31st for each period (reflects Separate Account Annual Expenses of 1.40%):

The Alger Portfolios: Alger Balanced Subaccount (Class I-2 Shares)

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	18.931	18.048	897
2017	16.628	18.931	919
2016	15.538	16.628	1,296
2015	15.528	15.538	1,540
2014	14.388	15.528	2,488
2013	12.656	14.388	2,608
2012	12.081	12.656	2,777
2011	12.246	12.081	3,048
2010	11.255	12.246	3,447
2009	8.830	11.255	4,038

The Alger Portfolios: Alger Capital Appreciation Subaccount (Class I-2 Shares)

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	27.318	26.912	1,435
2017	21.131	27.318	1,451
2016	21.320	21.131	2,723
2015	20.358	21.320	3,533
2014	18.147	20.358	4,503
2013	13.611	18.147	4,512
2012	11.668	13.611	4,715
2011	11.866	11.668	4,593
2010	10.552	11.866	4,578
2009	7.081	10.552	5,052

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Investments VIT Funds: DWS Equity 500 Index VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	23.067	21.689	2,885
2017	19.245	23.067	3,082
2016	17.484	19.245	4,894
2015	17.530	17.484	5,191
2014	15.677	17.530	7,044
2013	12.049	15.677	6,903
2012	10.561	12.049	6,698
2011	10.515	10.561	6,280
2010	9.296	10.515	7,267
2009	7.462	9.296	8,076

*

Effective on or about July 2, 2018, Deutsche Investments VIT Funds changed its name to Deutsche DWS Investments VIT Funds, and Deutsche DWS Equity 500 Index VIP portfolio changed its name to DWS Equity 500 Index VIP. Accordingly, we have changed the mane of the corresponding Subaccount.

Deutsche DWS Variable Series I: DWS Bond VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	11.968	11.468	1,053
2017	11.466	11.968	1,105
2016	10.976	11.466	1,562
2015	11.162	10.976	1,766
2014	10.614	11.162	3,244
2013	11.099	10.614	3,376
2012	10.444	11.099	4,401
2011	10.020	10.444	1,419
2010	9.514	10.020	1,488
2009	8.765	9.514	1,542

*

Effective on or about July 2, 2018, Deutsche Variable Series I changed its name to Deutsche DWS Variable Series I, and Deutsche Bond VIP portfolio changed its name to DWS Bond VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series I: DWS Capital Growth VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	25.244	24.496	3,646
2017	20.266	25.244	3,923
2016	19.713	20.266	6,001
2015	18.403	19.713	8,004
2014	16.518	18.403	12,313
2013	12.440	16.518	13,571
2012	10.870	12.440	14,953
2011	11.538	10.870	17,107
2010	10.024	11.538	13,997
2009	8.012	10.024	16,624

*

Effective on or about July 2, 2018, Deutsche Variable Series I changed its name to Deutsche DWS Variable Series I, and Deutsche Capital Growth VIP portfolio changed its name to DWS Capital Growth VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

Deutsche DWS Variable Series I : DWS Core Equity VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	21.172	19.691	1,942
2017	17.739	21.172	2,079
2016	16.281	17.739	2,968
2015	15.686	16.281	3,726
2014	14.224	15.686	6,067
2013	10.503	14.224	6,754
2012	9.196	10.503	7,012
2011	9.338	9.196	2,425
2010	8.277	9.338	2,674
2009	6.257	8.277	3,106

*

Effective on or about July 2, 2018, Deutsche Variable Series I changed its name to Deutsche DWS Variable Series I, and the Deutsche Core Equity VIP portfolio changed its name to DWS Core Equity VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series I: DWS CROCI® International VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	11.199	9.453	1,154
2017	9.310	11.199	1,269
2016	9.371	9.310	1,886
2015	10.054	9.371	2,415
2014	11.554	10.054	3,095
2013	9.744	11.554	3,087
2012	8.190	9.744	3,122
2011	9.967	8.190	3,464
2010	9.945	9.967	3,837
2009	7.552	9.945	4,471

*

Effective on or about July 2, 2018, Deutsche Variable Series I changed its name to Deutsche DWS Variable Series I, and the Deutsche CROCI® International VIP portfolio changed its name to DWS CROCI® International VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

Deutsche DWS Variable Series I: DWS Small Cap VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	33.311	26.112	839
2017	28.141	33.311	884
2016	28.094	28.141	1,304
2015	28.160	28.094	1,695
2014	29.784	28.160	2,506
2013	22.216	29.784	2,671
2012	19.527	22.216	2,747
2011	21.976	19.527	3,047
2010	17.596	21.976	3,382
2009	12.039	17.596	3,731

*

Effective on or about July 2, 2018, Deutsche Variable Series I changed its name to Deutsche DWS Variable Series I, and the Deutsche Global Small Cap VIP portfolio changed its name to DWS Global Small Cap VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS Global Equity VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	16.709	14.645	830
2017	13.658	16.709	873
2016	13.052	13.658	1,291
2015	13.470	13.052	1,568
2014	13.505	13.470	2,509
2013	11.477	13.505	2,591
2012	9.919	11.477	2,669
2011	11.438	9.919	2,921
2010	10.455	11.438	3,077
2009	8.196	10.455	3,418

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche Global Equity VIP portfolio changed its name to DWS Global Equity VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

Deutsche DWS Variable Series II: DWS International Growth VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	23.217	19.074	643
2017	18.763	23.217	683
2016	18.344	18.763	950
2015	18.832	18.344	1,234
2014	19.074	18.832	1,803
2013	15.843	19.074	1,900
2012	13.547	15.843	2,062
2011	16.044	13.547	2,156
2010	14.314	16.044	2,422
2009	10.092	14.314	2,753

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche International Growth VIP portfolio changed its name to DWS International Growth VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS Global Income Builder VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	18.065	16.449	696
2017	15.718	18.065	754
2016	14.921	15.718	1,079
2015	15.351	14.921	1,537
2014	14.992	15.351	2,654
2013	13.035	14.992	2,865
2012	11.700	13.035	2,956
2011	12.035	11.700	3,259
2010	10.971	12.035	3,718
2009	9.013	10.971	4,218

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche Global Income Builder VIP portfolio changed its name to DWS Global Income Builder VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

Deutsche DWS Variable Series II: DWS Government & Agency Securities VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)1)
2018	17.348	17.201	556
2017	17.301	17.348	621
2016	17.344	17.301	1,001
2015	17.591	17.344	1,378
2014	16.941	17.591	2,183
2013	17.717	16.941	2,360
2012	17.456	17.717	2,825
2011	16.470	17.456	3,704
2010	15.665	16.470	3,822
2009	14.697	15.665	4,091

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche Government & Agency Securities VIP portfolio changed its name to DWS Government & Agency Securities VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS Government Money Market VIP Subaccount) (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	10.917	10.915	1,138
2017	11.019	10.917	1,284
2016	11.167	11.019	1,724
2015	11.323	11.167	2,862
2014	11.480	11.323	4,338
2013	11.640	11.480	5,284
2012	11.802	11.640	5,923
2011	11.966	11.802	6,370
2010	12.132	11.966	5,223
2009	12.261	12.132	7,729

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche Government Money Market VIP portfolio changed its name to DWS Government Money Market VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

Deutsche DWS Variable Series II: DWS High Income VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	21.102	20.286	567
2017	19.903	21.102	670
2016	17.881	19.903	977
2015	18.973	17.881	1,351
2014	18.959	18.973	2,269
2013	17.815	18.959	2,954
2012	15.721	17.815	3,460
2011	15.352	15.721	3,442
2010	13.655	15.352	4,259
2009	9.891	13.655	4,588

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche High Income VIP portfolio changed its name to DWS High Income VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS CROCI U.S. VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	22.178	19.575	3,417
2017	18.300	22.178	3,704
2016	19.408	18.300	5,452
2015	21.132	19.408	7,221
2014	19.354	21.132	11,192
2013	14.993	19.354	12,181
2012	13.849	14.993	13,553
2011	14.052	13.849	15,408
2010	12.863	14.052	7,789
2009	10.404	12.863	9,113

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche CROCI U.S. VIP portfolio changed its name to DWS CROCI U.S. VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

Deutsche DWS Variable Series II: DWS Small Mid Cap Growth VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	17.194	14.651	2,162
2017	14.276	17.194	2,197
2016	13.272	14.276	3,848
2015	13.579	13.272	5,059
2014	13.027	13.579	7,181
2013	9.251	13.027	7,859
2012	8.204	9.251	8,456
2011	8.657	8.204	9,598
2010	6.782	8.657	4,235
2009	4.891	6.782	5,003
2008	9.822	4.891	6,535

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche Small Mid Cap Growth VIP portfolio changed its name to DWS Small Mid Cap Growth VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS Small Mid Cap Value VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	37.723	31.242	870
2017	34.608	37.723	953
2016	30.023	34.608	1,565
2015	31.036	30.023	2,005
2014	29.823	31.036	2,939
2013	22.360	29.823	3,322
2012	19.931	22.360	3,577
2011	21.518	19.931	3,939
2010	17.729	21.518	4,456
2009	13.860	17.729	5,151

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche Small Mid Cap Value VIP portfolio changed its name to DWS Small Mid Cap Value VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

Deutsche DWS Variable Series II: DWS Multisector Income VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	20.104	19.497	396
2017	19.090	20.104	443
2016	19.261	19.090	705
2015	20.138	19.261	957
2014	19.976	20.138	1,746
2013	20.469	19.976	1,957
2012	18.357	20.469	2,264
2011	17.675	18.357	2,263
2010	16.286	17.675	2,507
2009	13.455	16.286	2,677

*

Effective on or about July 2, 2018, Deutsche Variable Series II changed its name to Deutsche DWS Variable Series II, and the Deutsche Multisector Income VIP portfolio changed its name to the DWS Multisector Income VIP portfolio. Accordingly, we have changed the name of the corresponding Subaccount.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Dreyfus Investment Portfolios: Dreyfus MidCap Stock Subaccount (Initial Share Class)

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	34.297	28.582	831
2017	30.141	34.297	923
2016	26.468	30.141	1,501
2015	27.467	26.468	1,837
2014	24.848	27.467	2,661
2013	18.664	24.848	2,912
2012	15.815	18.664	2,975
2011	15.973	15.815	3,228
2010	12.743	15.973	3,677
2009	9.536	12.743	4,049

Dreyfus Sustainable U.S. Equity Portfolio, Inc., Subaccount (Initial Share Class)

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	15.005	14.145	113
2017	13.191	15.005	145
2016	12.119	13.191	210
2015	12.694	12.119	247
2014	11.346	12.694	418
2013	8.563	11.346	368
2012	7.755	8.563	359
2011	7.793	7.755	374
2010	6.883	7.793	420
2009	5.218	6.883	465

Invesco Variable Insurance Funds: Invesco V.I. Managed Volatility Subaccount (Series I Shares)

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	17.726	15.557	381
2017	16.257	17.726	441
2016	14.903	16.257	732
2015	15.444	14.903	906
2014	12.989	15.444	1,481
2013	11.891	12.989	1,365
2012	11.639	11.891	1,504
2011	10.135	11.639	1,696
2010	9.667	10.135	1,662
2009	8.529	9.667	1,908

Janus Aspen Series: Janus Henderson Forty Subaccount (Institutional Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	29.646	29.814	14

*	Effective November 16, 2018, the Janus Henderson Forty Subaccount became available as a variable option under the Scudder DestinationsSM Annuity.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Farmers Variable Annuity I

The following tables of condensed financial information show accumulation unit values for each Subaccount of Farmers Variable Annuity I for the period since the Subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a Subaccount. The accumulation unit values shown in the tables reflect the Separate Account Annual Expenses of 1.40% listed in the “Fee Table” in this Prospectus. The accumulation unit value does not reflect the deduction of charges such as the Records Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the Separate Account that can be found in the SAI. Please review the condensed financial information in conjunction with the financial statements, related notes, and other financial information included in the SAI. We have not provided this information for Subaccounts that were not available under your contract as of Dec. 31, 2018.

Selected data for accumulation units outstanding as of the year ended December 31st for each period (reflects Separate Account Annual Expenses of 1.40%):

The Alger Portfolios: Alger Balanced Subaccount (Class I-2 Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	18.931	18.048	897

*	Effective November 16, 2018, the Alger Balanced Subaccount became available under the Farmers Variable Annuity I contract.

The Alger Portfolios: Alger Capital Appreciation Subaccount (Class I-2 Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	27.318	26.912	1,435

*	Effective November 16, 2018, the Alger Capital Appreciation Subaccount became available under the Farmers Variable Annuity I contract.

Deutsche DWS Investments VIT Funds: DWS Equity 500 Index VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	23.067	21.689	2,885
2017	19.245	23.067	3,082
2016	17.484	19.245	4,894
2015	17.530	17.484	5,191
2014	15.677	17.530	7,044
2013	12.049	15.677	6,903
2012	10.561	12.049	6,698
2011	10.515	10.561	6,280
2010	9.296	10.515	7,267
2009	7.462	9.296	8,076

*	Effective November 16, 2018, the accumulation unit values of the DWS Equity 500 Index VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche Variable Series I: DWS Bond VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	11.968	11.488	1,053
2017	11.466	11.968	1,105
2016	10.976	11.466	1,562
2015	11.162	10.976	1,766
2014	10.614	11.162	3,244
2013	11.099	10.614	3,376
2012	10.444	11.099	4,401
2011	10.020	10.444	1,419
2010	9.514	10.020	1,488
2009	8.765	9.514	1,542

*	Effective November 16, 2018, the accumulation unit values of the DWS Bond VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

Deutsche DWS Variable Series I: DWS Capital Growth VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	25.244	24.496	3,646

*	Effective November 16, 2018, the DWS Capital Growth VIP Subaccount became available under the Farmers Variable Annuity I contract.

Deutsche DWS Variable Series I : DWS Core Equity VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	21.172	19.691	1,942
2017	17.739	21.172	2,079
2016	16.281	17.739	2,968
2015	15.686	16.281	3,726
2014	14.224	15.686	6,067
2013	10.503	14.224	6,754
2012	9.196	10.503	7,012
2011	9.338	9.196	2,425
2010	8.277	9.338	2,674
2009	6.257	8.277	3,106

*	Effective November 16, 2018, the accumulation unit values of the DWS Core Equity VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series I: DWS CROCI® International VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	11.199	9.453	1,154
2017	9.310	11.199	1,269
2016	9.371	9.310	1,886
2015	10.054	9.371	2,415
2014	11.554	10.054	3,095
2013	9.744	11.554	3,087
2012	8.190	9.744	3,122
2011	9.967	8.190	3,464
2010	9.945	9.967	3,837
2009	7.552	9.945	4,471

*	Effective November 16, 2018, the accumulation unit values of the DWS CROCI® International VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

Deutsche DWS Variable Series I: DWS Global Small Cap VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	33.311	26.112	839

*	Effective November 16, 2018, the DWS Global Small Cap VIP Subaccount became available under the Farmers Variable Annuity I contract.

Deutsche DWS Variable Series II: DWS Global Equity VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	16.709	14.645	830

*	Effective November 16, 2018, the DWS Global Equity VIP Subaccount became available under the Farmers Variable Annuity I contract.

Deutsche DWS Variable Series II: DWS International Growth VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	23.217	19.074	643

*	Effective November 16, 2018, the DWS International Growth VIP Subaccount became available under the Farmers Variable Annuity I contract.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS Global Income Builder VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	18.065	16.449	696

*	Effective November 16, 2018, the DWS Global Income Builder VIP Subaccount became available under the Farmers Variable Annuity I contract.

Deutsche DWS Variable Series II: DWS Government & Agency Securities VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	17.348	17.201	556
2017	17.301	17.348	621
2016	17.344	17.301	1,001
2015	17.591	17.344	1,378
2014	16.941	17.591	2,183
2013	17.717	16.941	2,360
2012	17.456	17.717	2,825
2011	16.470	17.456	3,704
2010	15.665	16.470	3,822
2009	14.697	15.665	4,091

*	Effective November 16, 2018, the accumulation unit values of the DWS Government & Agency Securities VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

Deutsche DWS Variable Series II: DWS Government Money Market VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	10.917	10.915	1,138
2017	11.019	10.917	1,284
2016	11.167	11.019	1,724
2015	11.323	11.167	2,862
2014	11.480	11.323	4,338
2013	11.640	11.480	5,284
2012	11.802	11.640	5,923
2011	11.966	11.802	6,370
2010	12.132	11.966	5,223
2009	12.261	12.132	7,729

*	Effective November 16, 2018, the accumulation unit values of the DWS Government Money Market VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS High Income VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	21.102	20.286	567
2017	19.903	21.102	670
2016	17.881	19.903	977
2015	18.973	17.881	1,351
2014	18.959	18.973	2,269
2013	17.815	18.959	2,954
2012	15.721	17.815	3,460
2011	15.352	15.721	3,442
2010	13.655	15.352	4,259
2009	9.891	13.655	4,588

*	Effective November 16, 2018, the accumulation unit values of the DWS High Income VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

Deutsche DWS Variable Series II: DWS CROCI® U.S. VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	22.178	19.575	3,417
2017	18.300	22.178	3,704
2016	19.408	18.300	5,452
2015	21.132	19.408	7,221
2014	19.354	21.132	11,192
2013	14.993	19.354	12,181
2012	13.849	14.993	13,553
2011	14.052	13.849	15,408
2010	12.863	14.052	7,789
2009	10.404	12.863	9,113

*	Effective November 16, 2018, the accumulation unit values of the DWS CROCI® U.S. VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

Deutsche DWS Variable Series II: DWS Small Mid Cap Growth VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	17.194	14.651	2,162
2017	14.276	17.194	2,197
2016	13.272	14.276	3,848
2015	13.579	13.272	5,059
2014	13.027	13.579	7,181
2013	9.251	13.027	7,859
2012	8.204	9.251	8,456
2011	8.657	8.204	9,598
2010	6.782	8.657	4,235
2009	4.891	6.782	5,003

*	Effective November 16, 2018, the accumulation unit values of the DWS Small Mid Cap Growth VIP Subaccount were adjusted to be the same as those under Scudder DestinationsSM Annuity.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Deutsche DWS Variable Series II: DWS Small Mid Cap Value VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	37.723	31.242	870

*	Effective November 16, 2018, the DWS Small Mid Cap Value VIP Subaccount became available under the Farmers Variable Annuity I contract.

Deutsche DWS Variable Series II: DWS Multisector Income VIP Subaccount (Class A Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	20.104	19.497	396

*	Effective November 16, 2018, the DWS Multisector Income VIP Subaccount became available under the Farmers Variable Annuity I contract.

Dreyfus Investment Portfolios: Dreyfus MidCap Stock Subaccount (Initial Share Class)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	34.297	28.582	831

*	Effective November 16, 2018, the Dreyfus MidCap Stock Subaccount became available under the Farmers Variable Annuity I contract.

Dreyfus Sustainable U.S. Equity Portfolio, Inc. Subaccount (Initial Share Class)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	15.005	14.145	113

*	Effective November 16, 2018, the Dreyfus Sustainable U.S. Equity Portfolio, Inc. Subaccount became available under the Farmers Variable Annuity I contract.

(1)	The number of outstanding accumulation units shown may also include Annuity Units that correspond to Contracts in their Annuity Period.

Invesco Variable Insurance Funds: Invesco V.I. Managed Volatility Subaccount (Series I Shares)*

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	17.726	15.557	381

*	Effective November 16, 2018, the Invesco V.I. Managed Volatility Subaccount became available under the Farmers Variable Annuity I contract.

Janus Aspen Series: Janus Henderson Forty Subaccount (Institutional Shares)

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	29.646	29.814	14
2017	23.067	29.646	12
2016	22.888	23.067	12
2015	20.681	22.888	37
2014	19.286	20.681	44
2013	14.902	19.286	58
2012	12.172	14.902	63
2011	13.227	12.172	76
2010	12.564	13.227	91
2009	8.706	12.564	95

PIMCO Variable Insurance Trust: PIMCO PVIT International Bond

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	20.517	20.661	1
2017	20.244	20.517	1
2016	19.279	20.244	1
2015	19.492	19.279	1
2014	17.781	19.492	3
2013	17.940	17.781	4
2012	16.412	17.940	4
2011	15.587	16.412	6
2010	14.569	15.587	8
2009	12.779	14.569	8

(1)	The number of outstanding accumulation units may also include Annuity Units that correspond to Contracts in their Annuity Period.

PIMCO Variable Insurance Trust: PIMCO Low Duration

	Accumulation unit value at beginning of period	Accumulation unit value at end of period	Number of accumulation units outstanding at end of period (000’s omitted)(1)
2018	15.113	14.953	2
2017	15.121	15.113	2
2016	15.120	15.121	2
2015	15.284	15.120	3
2014	15.367	15.284	5
2013	15.603	15.367	6
2012	14.948	15.603	7
2011	14.990	14.948	8
2010	14.437	14.990	9
2009	12.918	14.437	0

(1)	The number of outstanding accumulation units may also include Annuity Units that correspond to Contracts in their Annuity Period.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE

ADJUSTED DEFERRED ANNUITY CONTRACTS

SCUDDER DESTINATIONSSM ANNUITY

and

FARMERS VARIABLE ANNUITY I

Issued By

ZURICH AMERICAN LIFE INSURANCE COMPANY

and

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE: 1299 Zurich Way, Schaumburg, Illinois 60196

SERVICE CENTER: Scudder DestinationsSM Service Team, PO Box, 19097, Greenville, SC 29602-9097

Phone: 1-800-449-0523 (toll-free)

Website: www.zurichamericanlifeinsurance.com

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I dated May 1, 2019 (the Scudder DestinationsSM Annuity and the Farmers Variable Annuity are each referred to herein as a “Contract” and together, the “Contracts”). The Prospectus may be obtained from Zurich American Life Insurance Company (“ZALICO” or “us”) by contacting the Service Center at the address, website, or telephone number listed above.

SPECIAL CONSIDERATIONS

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeepers and Independent Registered Public Accounting Firm for the ZALICO Variable Annuity Separate Account

Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company (formerly Allmerica Financial Life Insurance and Annuity Company), a subsidiary of Global Atlantic Life and Annuity, a division of Global Atlantic Financial Group.

These acquisitions, transfers and the coinsurance agreement do not relate directly to the Contracts, although certain other contracts issued by ZALICO that are administered by Protective Life are supported by the Separate Account. Your rights and benefits and our obligations under the Contracts are not changed by these transactions and agreements.

As required by law, ZALICO is responsible for the maintenance of the books and records of the Separate Account, and it has outsourced the recordkeeping function to its third party administrator, CIS (formerly IBM Outsourcing) (see below), and Protective Life. ZALICO owns the assets of the Separate Account.

The independent registered public accounting firm for the Separate Account and ZALICO is PricewaterhouseCoopers LLP, 1 North Wacker Drive, Chicago, IL 60606 for the years ended December 31, 2018, 2017, and 2016. The firm has performed the annual audit of the financial statements of the Separate Account and ZALICO for the years ended December 31, 2018, 2017, and 2016.

Third Party Administrator

ZALICO has entered into an Insurance Administrative Services Agreement (the “Agreement”) with IBM Business Transformation Outsourcing Insurance Service Corporation (“IBM Outsourcing”), a corporation organized and existing under the laws of South Carolina. The Agreement, as amended, is included as an exhibit to the Registration Statement for the Contracts. On or about January 31, 2014, Concentrix Corporation, a wholly owned subsidiary of SYNNEX Corporation, acquired ownership of IBM Outsourcing. IBM Outsourcing changed its name to Concentrix Insurance Administration Solutions Corporation (“CIS”). CIS has its principal business address at 2000 Wade Hampton Boulevard, Greenville, South Carolina 29615-1064. Under the Agreement, CIS, provides,

2

at the Contact Center, significant administrative services for the Contracts and the Separate Account, including the processing of all Purchase Payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the Separate Account. Concentrix Corporation’s acquisition of IBM Outsourcing is not expected to change the administration of your Contract.

Distribution of the Contracts

BFP Securities, LLC (“BFPS”), located at 6 CityPlace, Suite 400, St. Louis, MO 63141, currently serves as principal underwriter for the Contracts. Zurich Benefit Finance LLC and Bancorp Services, L.L.C. each own a 50% interest in Benefit Finance Partners, LLC. Benefit Finance Partners, LLC owns 100% of BFPS. Zurich Benefit Finance LLC and ZALICO have the same ultimate corporate parent. BFPS is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Contracts are no longer offered for sale to the public.

The selling firms that have selling agreements with BFPS are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission paid to selling firms is 6.75% of additional Purchase Payments, plus a trail commission option of up to 1.00% of additional Purchase Payments paid quarterly on Purchase Payments that have been held in the Contract for at least twelve months. During 2018, 2017, and 2016, ZALICO paid gross commissions on additional Purchase Payments, annuitization and/or buybacks of approximately $5.4 million, $5.7 million, and $2.99 million, respectively, to selling firms on behalf of BFPS, and paid trail commissions of approximately $5.2 million, $6.6 million, and $6.8 million, respectively, to selling firms on behalf of BFPS. BFPS did not retain any portion of these commissions.

Compensation accrues to BFPS at the rate of $3,500.00 per month. During 2018, ZALICO paid compensation to BFPS in the amount of $42,000.00.

3

During 2018, the top ten (10) selling firms received commissions from ZALICO as follows:

Selling Firm	Commission Amount
LPL FINANCIAL	$808,476.66
WELLS FARGO ADVISORS	$755,384.01
H D VEST INSURANCE AGENCY LLC	$366,263.07
SECURITIES AMERICA INC	$339,157.99
RAYMOND JAMES	$329,688.20
LINCOLN FINANCIAL ADVISORS	$167,034.53
CAMBRIDGE INVESTMENT RESEARCH	$150,288.94
CHASE INS ANGENCY	$149,362.46
CES INSURANCE AGENCY INC.	$146,246.94
COMMONWEALTH EQUITY SVCS INC	$132,206.10

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

4

A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We and our agents, CIS (formerly IBM Outsourcing) and Protective Life, maintain the records of all purchases and redemptions of portfolio shares held by each of the Subaccounts. Fidelity insurance coverage for the assets of the Separate Account is provided by a Form 25 Bond issued by Liberty Mutual Insurance Company providing an aggregate limit of liability of $19 million (subject to a $500,000 single loss deductible and $9.5 million single loss limit of liability) for Zurich Holding Company of America and its subsidiaries, including ZALICO.

5

STATE REGULATION

ZALICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. ZALICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. In addition, ZALICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

6

LEGAL MATTERS

Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Juanita M. Thomas, Esq., Senior Assistant General Counsel and Chief Compliance Officer. Carlton Fields Jorden Burt LLP of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2018 and the related statement of operations and statements of changes in contract owners’ equity for each of the periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 1 North Wacker Drive, Chicago, IL 60606.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

7

APPENDIX A

STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non- Qualified Plans
California*	0.50%	2.35%
Florida**	1.00%	1.00%
Maine***	—	2.00%
Nevada*	—	3.50%
South Dakota***	—	1.25	%****
West Virginia***	1.00%	1.00%
Wyoming***	—	1.00%

*

In California and Nevada, we pay premium taxes when you annuitize your Contract. We deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB Base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract.

**	In Florida, annuity considerations are exempt provided that the tax savings are passed back to contract holders. Otherwise, they are taxable at 1.00%.
***

In Maine, South Dakota, West Virginia, and Wyoming, we pay premium taxes at the time we receive a Purchase Payment from you. In those four states, we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment.

****	In South Dakota, we pay a 1.25% premium tax on the first $500,000 for each Non-Qualified Plan Contract and a 0.08% premium tax on any premium amount thereafter.

A-1

APPENDIX F

INDEX TO FINANCIAL STATEMENTS

Zurich American Life Insurance Company

Report of Independent Auditors

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2018 and 2017

Statutory Statements of Operations For the Years Ended December 31, 2018, 2017, and 2016

Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017, and 2016

Statutory Statements of Cash Flows For the Years Ended December 31, 2018, 2017, and 2016

Notes to Financial Statements

Supplemental Schedule of Assets and Liabilities as of December 31, 2018 and For the Year Then Ended

Supplemental Summary Investment Schedule and Investment Risk Interrogatories as of December 31, 2018 and for the Year Then Ended

ZALICO Variable Annuity Separate Account

Report of Independent Registered Public Accounting Firm

Statement of Assets, Liabilities and Contract Owners’ Equity, December 31, 2018

Statement of Operations for the year ended December 31, 2018

Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2018

Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2018

Notes to Financial Statements

F-1

Zurich American Life Insurance Company

Statutory Financial Statements

December 31, 2018 and 2017 and

For the Years Ended December 31, 2018, 2017

and 2016

And Supplemental Schedules

As of and for the Year Ended December 31, 2018

Zurich American Life Insurance Company

Index

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company (“the Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and December 31, 2017 and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance (“IDOI”). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the IDOI, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and December 31, 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as December 31, 2018 and December 31, 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the IDOI described in Note 2.

Emphasis of Matters

As discussed in Note 7 to the financial statements, the Company has entered into significant transactions with its parent company Zurich Insurance Group Ltd and its affiliates, which are related parties. Our opinion is not modified with respect to this matter.

As discussed in Note 3 to the financial statements, the financial statements give retroactive effect to the merger of Universal Underwriters Life Insurance Company into the Company on September 30, 2016 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule and investment risk interrogatories (collectively, the “supplemental schedules”) of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 30, 2019

2

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2018 and 2017

(in thousands of dollars)	2018	2017
Admitted assets
Cash and invested assets
Fixed maturities, at amortized cost (fair value of $471,166 and $585,992, respectively)	$466,016	$563,027
Investment in subsidiary	20,848	21,820
Contract loans	66,094	64,751
Cash, cash equivalents and short-term investments	75,097	59,189

Total cash and invested assets	628,055	708,787
Federal Income tax receivable	13,238	—
Other amounts receivable under reinsurance contracts	31,509	36,905
Deferred and uncollected premiums	10,982	8,383
Investment income due and accrued	10,473	9,437
Guaranty funds receivable or on deposit	104	104
Receivable from separate accounts	29,607	27,592
Receivables from parent, subsidiaries and affiliates	2,302	1,176
Other assets	3,650	506
Separate account assets	13,318,654	13,432,426

Total admitted assets	$14,048,574	$14,225,316

Liabilities and Capital and Surplus
Liabilities
Life and annuity reserves	$464,349	$468,014
Accident and health reserves	3,829	1,616
Deposit-type funds
Supplemental contracts without life contingencies	17,947	16,814
Claims and benefits payable to policyholders	4,017	2,295

Total policy liabilities	490,142	488,739
Other amounts payable on reinsurance	63,404	64,324
Interest maintenance reserve	3,583	4,393
General expenses due or accrued	7,338	9,868
Transfers to Separate Accounts due or accrued	3,139	(1,576)
Taxes, licenses and fees due or accrued	6,938	37,236
Federal Income tax payable	—	50,411
Asset valuation reserve	1,950	2,328
Payable to affiliates	11,963	2,408
Funds held under coinsurance	2,337	5,052
Commission to agents due or accrued	1,318	1,561
Payable for securities	1,483	—
Other liabilities	9,757	8,738
Separate account liabilities	13,318,654	13,432,426

Total liabilities	13,922,006	14,105,908

Capital and surplus
Capital stock ($10 par value – 300,000 authorized shares; 250,000 shares issued and outstanding at 2018 and 2017)	2,500	2,500
Paid-in and contributed surplus	789,970	733,969
Unassigned deficit	(665,902)	(617,061)

Total capital and surplus	126,568	119,408

Total liabilities and capital and surplus	$14,048,574	$14,225,316

The accompanying notes are an integral part of these statutory financial statements.

3

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2018, 2017 and 2016

(in thousands of dollars)	2018	2017	2016
Income
Premium and annuity considerations	$(88,411)	$1,579,396	$(31,034)
Considerations for supplemental contracts with life contingencies	7,472	12,154	15,554
Net investment income	20,940	19,858	20,042
Amortization of interest maintenance reserve	557	717	819
Separate accounts fees	359,787	348,882	327,748
Separate accounts-related income (expenses), net	(329)	88	352
Commissions and expense allowances on reinsurance ceded	43,251	63,071	68,336
Fee income from non-variable separate account funds	3,369	1,704	1,824
Other (expense) income	(44)	171	(55)

Total income	346,592	2,026,041	403,586

Benefits and Expenses
Death benefits	66,679	38,739	45,333
Annuity benefits	48,512	345,141	216,820
Disability benefits	1,568	1,648	(49)
Surrender benefits	11,419	45,261	47,072
Interest and adjustments on policy or deposit-type contracts	4,946	1,153	4,621
Payments on supplementary contracts with life contingencies	19,802	24,907	22,314
(Decrease) Increase in aggregate reserves for life policies and contracts	(1,452)	(20,309)	(9,200)
Commissions	66,955	55,518	57,488
Commissions and expense allowances on reinsurance assumed	4	—	—
General expenses	52,408	70,906	73,336
Insurance taxes, licenses and fees	8,138	41,984	6,744
Increase (Decrease) in loading on deferred and uncollected premiums	117	(59)	6
Net transfers from separate accounts	11,814	1,271,935	(139,809)
Reinsured fees associated with separate accounts	31,702	33,818	34,019
Net change in termination value of separate accounts	—	2	—
Ceded fixed/variable expense	91,858	100,165	90,570

Total benefits and expenses	414,470	2,010,809	449,265

Net (loss) gain from operations before federal income tax benefit and realized capital gains (losses)	(67,878)	15,232	(45,679)

Federal income tax expense/(benefit)	(13,271)	49,057	(23,580)

Net (loss) gain from operations before realized capital gains (losses)	(54,607)	(33,825)	(22,099)

Net realized capital gains (losses)	(399)	309	984
Related federal income tax expense (benefits)	(56)	125	(467)
Realized gains (losses) transferred to the interest maintenance reserve	(252)	205	640

Total realized capital gains (losses)	(91)	(21)	811

Net (loss) income	$(54,698)	$(33,846)	$(21,288)

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2018, 2017 and 2016

		Gross
	Common	Paid-in and		Total
	Capital	Contributed	Unassigned	Capital and
(in thousands of dollars)	Stock	Surplus	Deficit	Surplus
Balances at December 31, 2015	2,500	705,970	(557,439)	151,031
Net loss	—	—	(21,288)	(21,288)
Change in net unrealized capital losses, net of tax	—	—	184	184
Change in nonadmitted assets	—	—	(2,503)	(2,503)
Change in net deferred tax asset	—	—	(2,083)	(2,083)
Change in liability for reinsurance in unathorized and certified companies			(529)	(529)
Change in asset valuation reserve	—	—	65	65
Change in surplus as a result of 2015 Audit Adjustment	—	—	(131)	(131)
Change in surplus as a result of reinsurance	—	—	(173)	(173)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(222)	(222)

Balances at December 31, 2016	2,500	705,970	(584,119)	124,351
Net loss	—	—	(33,390)	(33,390)
Change in net unrealized capital losses, net of tax	—	—	605	605
Change in nonadmitted assets	—	—	(9,187)	(9,187)
Change in net deferred tax asset	—	—	9,157	9,157
Change in liability for reinsurance in unathorized			529	529
Change in asset valuation reserve	—	—	(120)	(120)
Change in surplus as a result of paid in capital	—	28,000	—	28,000
Change in surplus as a result of reinsurance	—	—	(161)	(161)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(208)	(208)

Balances at December 31, 2017	$2,500	$733,970	$(616,894)	$119,576

Net loss	—	—	(54,698)	(54,698)
Change in net unrealized capital losses, net of tax	—	—	(972)	(972)
Change in nonadmitted assets	—	—	5,413	5,413
Change in net deferred tax asset	—	—	1,379	1,379
Change in liability for reinsurance in unathorized			—	—
Change in asset valuation reserve	—	—	378	378
Change in surplus as a result of paid in capital	—	56,000	—	56,000
Change in surplus as a result of reinsurance	—	—	(149)	(149)
Miscellaneous surplus adjustment	—	—	(167)	(167)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(192)	(192)

Balances at December 31, 2018	$2,500	$789,970	$(665,902)	$126,568

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(in thousands of dollars)	2018	2017	2016
Cash from operations
Premiums collected, net of reinsurance	$(83,398)	$1,589,495	$(16,758)
Net investment income	20,265	19,384	19,019
Miscellaneous income	406,033	413,916	398,338
Benefits and loss related payments	(151,015)	(425,005)	(332,298)
Net transfers from separate accounts	(7,099)	(1,269,961)	141,381
Commissions, expenses paid and aggregate write-ins for deductions	(279,635)	(284,309)	(257,223)
Dividends paid to policyholders	—	(1)	(54)
Federal and foreign income taxes recovered (paid)	(50,322)	17,814	12,172

Net cash (used in) provided by operations	(145,171)	61,333	(35,423)

Cash from investments
Proceeds from investments sold, matured or repaid
Fixed Maturities	198,789	120,319	123,551
Net gains or (losses) on cash, cash equivalents and short-term investments	—	(6)	3
Miscellaneous proceeds	1,482	72	110

Total investment proceeds	200,271	120,385	123,664

Cost of investments acquired
Fixed Maturities	102,655	175,553	103,799
Miscellaneous applications	—	—	72

Total investments acquired	102,655	175,553	103,871

Net increase (decrease) in contract loans	1,343	2,600	3,599

Net cash provided by (used in) investments	96,273	(57,768)	16,194

Cash from financing and miscellaneous sources
Capital contribution	56,000	28,000	—
Net deposits on deposit-type funds and other liabilities	1,133	652	4,073
Other cash (applied) provided	7,673	(6,604)	(5,364)

Net cash (used in) provided by financing and miscellaneous sources	64,806	22,048	(1,291)

Net change in cash, cash equivalents and short-term investments	15,908	25,613	(20,520)
Cash, cash equivalents and short-term investments
Beginning of year	59,189	33,576	54,096

End of year	$75,097	$59,189	$33,576

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

1.	The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Corporation (“ZAC”), a non-operating holding company incorporated under the laws of the State of Delaware. ZAC is a wholly-owned subsidiary of Zurich Holding Company of America, Inc., (ZHCA) a Delaware Corporation, which in turn is a wholly-owned subsidiary of Zurich Insurance Group Ltd (the “Parent”), a financial services company domiciled in Switzerland.

Effective September 30, 2016, Universal Underwriters Life Insurance Company (“UULIC”) merged with and into ZALICO resulting from a series of transactions between ZAC and ZHCA, the ultimate parent of the Company, with ZALICO being the surviving legal entity (the “Merger”). Prior to the Merger, UULIC and ZALICO were members of the same holding company system, each being under the common control of ZHCA. After completion of the Merger of UULIC into ZALICO, ZALICO remains under the control of ZHCA.

The Company markets a variety of life insurance products including Fixed UL, Index UL, Level Term, Guaranteed Death Benefit, Life Portability, Conversion, Private Placement Variable Annuity, Private Placement Individual Variable Universal Life, Private Placement Variable Life, Private Placement Variable Universal Life, Group Term Life/ Accidental Death & Dismemberment, Group Long Term Disability and Short Term Disability Insurance, Group Term Life Insurance, and DESTINATIONS Products (registered individual and group variable, fixed and market value adjusted deferred annuity products).

Business Owned Life Insurance

From 1997 to the effective date of the Purchase Agreement (see detail for the Purchase Agreement in footnote 9), the Company marketed business-owned life insurance (“BOLI”) contracts. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

The Company records as fees cost of insurance charges taken from the separate accounts. Costs of insurance amounts ceded to reinsurers are recorded as a reduction of premiums.

An affiliate, Zurich Insurance Company’s Bermuda Branch (“ZIBB”), reinsures 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make investments into SVP divisions of the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time.

7

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the contract holder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the increase in aggregate reserves for life policies and contracts line item in the financial statements.

BFP Securities LLC

BFP Securities LLC (“BFPS”) and Investment Distributors, Inc. (“IDI”), an affiliate of Protective Life Insurance Company (“PLICO”), are the principal underwriters for ZALICO’s variable separate accounts. BFPS is also the primary wholesaling distributor of ZALICO’s BOLI and mortality-based funding products. BFPS is a wholly owned subsidiary of Benefit Finance Partners, LLC (“BFP”). BFP is 50% owned by Bancorp Services, L.L.C., an unaffiliated party, and 50% owned by Zurich Benefit Finance LLC, an affiliate of ZALICO.

2.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance (“IDOI”).

The IDOI recognizes only Statements of Statutory Accounting Principles (“SSAP” or “NAIC SAP”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“NAIC AP&P”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

NAIC SAP and IDOI SAP differ from GAAP in certain respects, which in some cases may be material. The primary differences between SAP and GAAP are noted below:

Cash and Cash Equivalents

Cash and cash equivalents consists of cash on hand, deposits in banks and other investments, with an original maturity of 90 days or less. Cash and cash equivalents are carried at cost, which approximates fair value as required by the NAIC. Investments in money market mutual funds are carried at fair value or net asset value (NAV) as a practical expedient as required by the NAIC. Under US GAAP, cash and cash equivalents are carried at fair value.

Investments

Investments are valued as prescribed by the NAIC and as required by the IDOI. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:

•

Fixed maturities – At cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. Discount or premium on fixed maturities is amortized using the interest method on a prospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity.

8

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

•

Loan-backed securities – Included within the fixed maturities, loan-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective asset managers and the prepayment windows and/or cash flows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the prospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity.

•

Investment in subsidiary – The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities”, and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

•	Short-term investments – The Company records short term investments at cost or amortized cost.

•

Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

•

Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value (or fair value) during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). The Company recognized $36,651, $0, and $0 capital losses on bonds due to the other-than-temporary declines in fair value for the years ended December 31, 2018, 2017 and 2016. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification (“OTTI”). Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R Loan-Backed and Structured Securities. There were no fixed maturity write-downs on loan-backed and structured securities for the periods ended December 31, 2018, 2017 and 2016.

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used. Differences between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income.

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Investment Income and Realized Gains and Losses

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had $111, $0, $0 investment income due and accrued that was over 90 days past due at December 31, 2018, 2017 and 2016.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses are credited or charged to surplus, net of deferred tax.

Reserves

Asset Valuation Reserve

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established.

Interest Maintenance Reserve

An interest maintenance reserve (“IMR”) is provided as required by the IDOI in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP.

Life Policy and Contract Reserves

Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience. Under SAP, the NAIC Reserve Valuation Method is used for the majority of individual insurance reserves; under GAAP, individual insurance policyholder liabilities for traditional forms for insurance are generally established using the net premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP; under GAAP, policy valuation assumptions are based upon best estimates as the date of the policy is issues, with provisions for the risk of adverse deviation.

Certain contracts, in particular deferred annuities with mortality risk, are considered “Life contracts” under SAP and, accordingly, premiums associated with these contracts are reported as revenues. Under US GAAP, the Company’s deferred annuities are classified as either “insurance contracts” of “investment contracts” and accordingly, for those annuities classified as investment contracts premiums are not reported as revenues under GAAP. Amounts received for investments contracts are not reported as policy liabilities and insurance reserves.

Under SAP, the NAIC Annuity Reserve Valuation Method is used for the majority of individual deferred annuity reserves; under GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts.

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Policy Liabilities and Other Policyholders’ Funds

Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Interest crediting rates under the contracts’ accumulation periods range from 2.15% to 7.00%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 2.0% to 4.5%.

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 3.5% to 6.0%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Principles-based Reserving

In June 2016, the NAIC adopted a recommendation that will activate a principles-based reserving approach for life insurance products. Principles-based reserving replaces the reserving methods for life insurance products for which the current formulaic basis for reserves may not accurately reflect the risks or costs of the liability or obligations of the insurer. The principles-based reserving approach has a three-year phase-in period. At the Company’s discretion, it may be applied to new individual life business beginning as early as January 1, 2017, and must be applied for all new individual life business issued January 1, 2020 and later. The Company may select different implementation dates for different products. As of December 31, 2018, the Company has not adopted Principles Based Reserving. Due to reinsurance, the Company expects there will be no impact from its adoption.

Acquisition Costs

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.

Recognition of Revenue and Related Expenses

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges, and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve. Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately.

Reinsurance

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP purposes. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under US GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity.

Nonadmitted Assets

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes.

Statement of Cash Flows

The statutory basis statement of cash flows is presented as required and differs from the US GAAP presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2018 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, “Guaranty Fund and Other Assessments”, guaranty fund assessment (“GFA”) liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of the GFA liability is ceded as a result of the Purchase Agreement to Protective Life Insurance Company.

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

The Company’s guaranty fund liability is $10,263,000 and $10,298,000 at December 31, 2018 and 2017, respectively. Amounts recoverable from reinsurers related to GFA liabilities are $9,799,000 at December 31, 2018 and $10,276,000 at December 31, 2017. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $104,000 at December 31, 2018 and 2017. Premium tax recoveries vary by state and generally range between five to twenty years.

Separate Accounts

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by DWS Investment Management Americas, Inc., and other unaffiliated mutual fund managers.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims and other claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied the NAIC Statement of Statutory Accounting Principles No. 101, “Income Taxes”. Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets (DTA) and liabilities (DTL) are recognized as adjustments to surplus. DTAs are first subjected to a valuation allowance assessment. Net DTAs remaining after the valuation allowance assessment are considered admitted assets based upon specific criteria, which consider the reversal pattern of DTAs and surplus. The reversal pattern and surplus limitation parameters in the admission tests are determined based on the risk-based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets”, such as investment income due and accrued exceeding 90 days, deferred income tax in excess of permitted amounts, EDP, equipment, etc., have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Statement of Cash Flows

The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year’s presentation. These reclassifications have no effect on net income or capital and surplus as previously reported.

3.	Business Combinations and Goodwill

On September 30, 2016, ZALICO received from its parent, Zurich American Corporation (“ZAC”), a capital contribution of $25,680,521 comprised of UULIC common stock and additional paid in capital. The Company then merged with UULIC on the same date with the Company as the surviving entity. The transaction was treated as a non-economic transaction, recorded at the lower of existing book value or fair value at September 30, 2016. ZALICO eliminated the capital common stock of UULIC upon merging of the balance sheets.

Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2016 were $298,200,623, $(15,693,887), $110,249,705, respectively for the Company and $8,766,010, $2,305,498, $25,680,521, respectively for UULIC.

4.	Investments

The components of investment income by type of investment for the Years Ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands of dollars)	2018	2017	2016
Fixed maturities	$18,427	$18,434	$19,177
Contract loans	3,086	2,886	2,858
Cash, cash equivalents and short-term investments	910	601	188
Other	87	6	9

Gross investment income	22,510	21,927	22,232
Less: Investment expenses	(1,570)	(2,069)	(2,190)

Net investment income	$20,940	$19,858	$20,042

Investment expenses included the following fees paid to the Company’s various affiliated and non-affiliated investment managers:

	2018	2017	2016
Fees paid to Investment Managers:
Affiliated Investment Managers:
Zurich Investment Services Limited	$228,000	$287,000	$442,000
Zurich Global Investment Management	780,000	791,000	650,000
Farmers Group Inc.	121,000	116,000	115,000

Non-Affiliated Investment Managers:
Prudential Private Placement Investors L.P.	$206,000	$188,000	$129,000
DWS Investment Management Americas, Inc.	228,000	240,000	291,000

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

Realized investment gains and losses for the Years Ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands of dollars)	2018	2017	2016
Fixed maturities	$(402)	$315	$981
Cash, cash equivalents, and short term	3	(6)	3

	(399)	309	984
Less: Capital gains tax	56	(125)	467

	(343)	184	1,451
Less: IMR transfers net of tax	252	(205)	(640)

	$(91)	$(21)	$811

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2018 and 2017 are as follows:

	2018
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands of dollars)	Cost	Gains	Losses	Value
Fixed maturities
U.S. government	$46,485	$361	$(384)	$46,462
Other governments	261	4	—	265
Political subdivisions	3,716	787	(3)	4,500
Special revenues	64,168	2,323	(960)	65,531
Industrial and miscellaneous (unaffiliated)	351,386	9,655	(6,633)	354,408

Total Fixed maturities	$466,016	$13,130	$(7,980)	$471,166

	2017
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands of dollars)	Cost	Gains	Losses	Value
Fixed maturities
U.S. government	$67,297	$567	$(307)	$67,557
Political subdivisions	3,717	1,098	—	4,815
Special revenues	61,670	3,118	(537)	64,251
Industrial and miscellaneous (unaffiliated)	430,343	20,868	(1,842)	449,369

Total Fixed maturities	$563,027	$25,651	$(2,686)	$585,992

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Unrealized Losses on Fixed Maturities

Fair value and gross unrealized losses of fixed maturities as of December 31, 2018 and 2017 for securities that were in an unrealized loss position were as follows:

	2018
	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
		Gross	Gross	Estimated
	Estimated	Unrealized	Estimated	Unrealized
(in thousands of dollars)	Fair Value	Losses	Fair Value	Losses
Fixed maturities
U.S. government	$12,296	$(17)	$25,320	$(338)
U.S. Political Subdivision Bonds	—	—	134	(3)
U.S. Special Revenue Bonds	453	(17)	—	—
Industrial and miscellaneous (unaffiliated)	45,546	(1,023)	100,646	(4,282)
Loan-backed securities	39,972	(343)	93,342	(1,956)

Total Fixed maturities	$98,267	$(1,400)	$219,442	$(6,579)

	2017
	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
		Gross	Gross	Estimated
	Estimated	Unrealized	Estimated	Unrealized
(in thousands of dollars)	Fair Value	Losses	Fair Value	Losses
Fixed maturities
U.S. government	$45,640	$(219)	$9,996	$(80)
Industrial and miscellaneous (unaffiliated)	75,818	(705)	20,438	(519)
Loan-backed securities	96,270	(620)	30,010	(543)

Total Fixed maturities	$217,728	$(1,544)	$60,444	$(1,142)

As of December 31, 2018 and 2017, fixed maturities represented 100% of the Company’s total unrealized loss amount for both years, which was comprised of 322 and 225 securities, respectively.

As of December 31, 2018 and 2017, there were no securities with a fair value less than 80% of the securities’ amortized cost for greater than 12 continuous months.

As of December 31, 2018 and 2017, fixed maturities in an unrealized loss position for less than 12 months were comprised of 129 and 176 securities, of which 97% and 100%, of fair value of $95,170,260 and $217,727,000, respectively were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2018 and 2017 were comprised of 193 and 49 securities with a total fair value of $219,441,483 and $60,444,000, respectively. The unrealized loss of $6,579,628 and $1,141,000 at December 31, 2018 and 2017, respectively relates to industrial and miscellaneous, U.S. Special Revenues, and U.S. Government securities.

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.

Loan-Backed Securities

There were no loan-backed securities impaired during 2018 or 2017 due to intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions is made on the security level.

During 2018, the Company recognized an other-than-temporary impairment of $36,651 for investments in fixed income securities in accordance with SSAP43R as the present value of cash flows expected was less than amortized cost of the securities.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2018 and 2017 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

	2018		2017
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
(in thousands of dollars)	Cost	Value	Cost	Value
Due in 1 year or less	$31,002	$30,939	$48,066	$48,324
Due after 1 year through 5 years	73,403	72,950	113,808	115,019
Due after 5 years through 10 years	92,970	91,305	99,735	101,188
Due after 10 years	115,087	124,051	113,439	133,245

	312,462	319,245	375,048	397,776
Mortgage-backed securities	153,554	151,921	187,979	188,216

	$466,016	$471,166	$563,027	$585,992

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Proceeds from sales of fixed maturities and gross realized gains (losses) on such sales and impairments for the years ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds
2018
Long term fixed maturities	$739	$(1,141)	$100,404
Short term fixed maturities	10	(7)	4,960

2017
Long term fixed maturities	$617	$(302)	$69,134
Short term fixed maturities	4	(10)	—

2016
Long term fixed maturities	$1,528	$(545)	$62,932
Short term fixed maturities	8	(2)	2,499

Fixed maturities with an amortized cost of approximately $4,253,000 and $4,506,000 were on deposit with regulatory authorities at December 31, 2018 and 2017, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $4,201,219 and $4,490,000 as of December 31, 2018 and 2017, respectively.

Structured Notes

The company held the following Structured Notes as of December 31, 2018 and 2017:

(in thousands of dollars)
2018
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Y/N)
039483-BC-5	$378	$447	$377	N
404280-BJ-75	$1,029	$978	$1,021	N
40280-BM-07	$361	$349	$361	N
38141G-WV-2	$840	$782	$840	N
172967-LW-9	$1,000	$971	$1,001	N

Total	$3,608	$3,527	$3,600

(in thousands of dollars)
2017
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Y/N)
039483-BC-5	$378	$487	$377	N
404280-BJ-75	$1,029	$1,013	$1,027	N

Total	$1,407	$1,500	$1,404

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Restricted Assets

As of December 31, 2018 and 2017, the Company has the following restricted assets:

2018
Gross Restricted										Percentage
Current Year
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total NonAdmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Asset	Admitted Restricted to Total Admitted Assets
On deposit with states regulatory bodies	4,253	—	—	—	4,253	4,506	(253)	—	4,253	0.00%	0.00%

Total restricted assets	4,253	—	—	—	4,253	4,506	(253)	—	4,253	0.00%	0.00%

2017
Gross Restricted										Percentage
Current Year
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total NonAdmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Asset	Admitted Restricted to Total Admitted Assets
On deposit with states regulatory bodies	4,506	—	—	—	4,506	6,091	(1,585)	—	4,506	0.00%	0.00%

Total restricted assets	4,506	—	—	—	4,506	6,091	(1,585)	—	4,506	0.00%	0.00%

5.	Fair Value of Financial Instruments

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1

Securities valued based on directly observable market prices and are traded in active markets; securities valued on unadjusted quoted prices, if not actively traded. Level 1 securities include money market funds and exchange traded equity and derivative securities.

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Level 2	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets

b.	Quoted prices for identical or similar assets or liabilities in nonactive markets

c.	Inputs other than quoted market prices that are observable

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in Separate Account assets classified as Level 3 for the years ended December 31, 2018 and 2017. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs

	2018
(in thousands of dollars)	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Total Gains/ (Losses) Included in Net Income	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value
Separate account assets	$457,212	$ (766)	$6,406	$157,076	$(81,502)	$—	$538,425

	2017
(in thousands of dollars)	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Total Gains/ (Losses) Included in Net Income	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value
Separate account assets	$386,063	$35,482	$—	$89,425	$(53,757)	$—	$457,212

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2018 and 2017 about the fair values and admitted values of the Company’s financial instruments and its levels within the fair value hierarchy:

	2018
(in thousands of dollars)
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed Maturities	$471,166	$466,016	$—	$460,802	$10,364	$—
Cash, Cash Equivalents and Short-Term Investments	75,097	75,097	73,615	1,482	—	—
Contract Loans	66,094	66,094	—	—	—	66,094
Accrued Investment Income	10,473	10,473	10,473	—	—	—
Separate Account Assets	13,318,654	13,318,654	1,850,048	10,930,181	538,425	—

Total Assets	$13,941,484	$13,936,334	$1,934,136	$11,392,465	$548,789	$66,094

Liabilities
Deposit Type Contracts	17,947	17,947	—	17,947	—	—
Separate Account Liabilities	13,318,654	13,318,654	—	13,318,654	—	—

Total Liabilities	$13,336,601	$13,336,601	$—	$13,336,601	$—	$—

	2017
(in thousands of dollars)
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed Maturities	$585,992	$563,027	$—	$580,230	$5,762	$—
Cash, Cash Equivalents and Short-Term Investments	59,189	59,189	59,189	—	—	—
Contract Loans	64,751	64,751	—	—	—	64,751
Accrued Investment Income	9,437	9,437	9,437	—	—	—
Separate Account Assets	13,432,426	13,432,426	1,901,515	11,073,699	457,212	—

Total Assets	$14,151,795	$14,128,830	$1,970,141	$11,653,929	$462,974	$64,751

Liabilities
Deposit Type Contracts	16,814	16,814		16,814	—	—
Separate Account Liabilities	13,432,426	13,432,426	—	13,432,426	—	—

Total Liabilities	$13,449,240	$13,449,240	$—	$13,449,240	$—	$—

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2018 and 2017:

Fixed maturities

The estimated fair values of fixed maturities is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO, then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

Contract Loans

The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Cash, Cash Equivalents and Short-term Investments

The carrying amounts of these items approximate fair value.

Deposit Type Contracts

The estimated fair value is currently equal to book value and is based on the present value of the future payments.

Separate Accounts

The separate accounts assets are carried at fair value based on the reported net asset value (“NAV”) per share of the respective portfolios at December 31, 2018 and December 31, 2017. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate accounts liabilities are a reasonable estimate of their fair value.

6.	Income Taxes

Components of Deferred Tax Assets (“DTAs”) and Deferred Tax Liabilities (“DTLs”) at December 31, 2018 and 2017, as well as changes herein, comprise the following components:

	2018
(in thousands of dollars)	Ordinary	Capital	Total
Gross deferred tax assets	$60,925	$2,400	$63,325
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	60,925	2,400	63,325
Deferred tax assets nonadmitted	55,806	2,400	58,206

Subtotal net admitted deferred tax asset	5,119	—	5,119
Deferred tax liabilities	5,119	—	5,119

Net admitted deferred tax asset	$—	$—	$—

	2017
(in thousands of dollars)	Ordinary	Capital	Total
Gross deferred tax assets	$62,573	$1,190	$63,763
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	62,573	1,190	63,763
Deferred tax assets nonadmitted	56,155	1,190	57,345

Subtotal net admitted deferred tax asset	6,418	—	6,418
Deferred tax liabilities	6,418		6,418

Net admitted deferred tax asset	$—	$—	$—

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

	Change
(in thousands of dollars)	Ordinary	Capital	Total
Gross deferred tax assets	$(1,648)	$1,210	$(438)
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	(1,648)	1,210	(438)
Deferred tax assets nonadmitted	(349)	1,210	861

Subtotal net admitted deferred tax asset	(1,299)	—	(1,299)
Deferred tax liabilities	(1,299)	—	(1,299)

Net admitted deferred tax asset	$—	$—	$—

The SSAP No. 101 admission calculation components at December 31, 2018 and 2017 are as follows:

	2018
(in thousands of dollars)	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	—	—	—
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	—	—	—
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	—	—	19,200
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	5,119	—	5,119

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$5,119	$—	$5,119

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			730%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$127,999

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Paragraph 11

	2017
(in thousands of dollars)	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	—	—	—
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	—	—	—
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	—	—	18,262
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	6,418	—	6,418

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$6,418	$—	$6,418

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			764%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$121,904

Paragraph 11

	Change
(in thousands of dollars)	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	—	—	—
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	—	—	—
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	—	—	—
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	(1,299)	—	(1,299)

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$(1,299)	$—	$(1,299)

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			-34%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$6,095

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

The impact of Tax Planning Strategies at December 31, 2018 and 2017 includes:

	2018		2017		Change
(in thousands of dollars)	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	60,925	2,400	62,573	1,190	(1,648)	1,210
Percentage of adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Net admitted adjusted gross DTAs	5,119	—	6,418	—	(1,299)	—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2018 and 2017:

(in thousands of dollars)	2018	2017	Change
Federal	$(13,271)	$49,057	$(62,328)
Foreign	—	—	—

Subtotal	(13,271)	49,057	(62,328)
Federal Income tax on net capital gains	(56)	125	(181)

Federal and foreign income taxes incurred	$(13,327)	$49,182	$(62,509)

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

As of December 31, 2018 and 2017, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2018	2017	Change
Deferred tax assets
Ordinary
Unearned premium reserves	$5	$5	$—
Policyholder reserves	6,302	7,455	(1,153)
Investments	—	34	(34)
Deferred acquisition costs	51,462	51,236	226
Nonadmitted assets	431	1,918	(1,487)
Compensation and benefits accrual	1,251	1,460	(209)
Tax credit carryforward	—	—	—
Other	508	409	99
Accruals not currently deductible	966	56	910

	60,925	62,573	(1,648)

Statutory valuation allowance adjustment		—	—
Nonadmitted deferred tax assets	55,806	56,155	(349)

Admitted ordinary deferred tax assets	5,119	6,418	(1,299)

Capital
Investments	548	417	131
Other	1,852	773	1,079

	2,400	1,190	1,210
Nonadmitted deferred tax assets	2,400	1,190	1,210

Admitted capital deferred tax assets	—	—	—

Admitted deferred tax assets	5,119	6,418	(1,299)

Deferred tax liabilities
Ordinary
Policyholder reserves	3,044	4,546	(1,502)
Fixed assets	129	202	(73)
Investments	480	390	90
Deferred and uncollected premium	1,466	1,270	196
Other	—	10	(10)

Total deferred tax liabilities	5,119	6,418	(1,299)

Net admitted deferred tax assets/liabilities	$—	$—	$—

On December 22, 2017, Tax Cuts and Jobs Act (“TCJA”) was enacted. The Company recognized the significant impacts from the TCJA in its 2017 financial statements, the period of enactment. Using December 31, 2017 as the re-measurement date, the impact due to the change in tax rate to the three components of surplus are as follows: the change in net deferred income tax is $(38)M, the change in the non-admitted DTAs is $38M, and the change in new unrealized capital gains/losses is zero.

TCJA modified the provisions applicable to the determination of the tax basis of policy holder reserves. The TCJA required the re-measurement of the 2017 tax basis for policy holder reserves to implement a change in method of accounting to reflect, among other changes, new discount rates. The difference between the old basis 2017 policy holder reserves and the re-measured

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

policy holder reserves is treated as a transition adjustment, which is brought into taxable income over an 8 year period. A deferred tax liability (DTL) of $3.5 million was recognized for the portion of the transition adjustment to be brought into income after 2017.

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2018	2017	Change
Total deferred tax assets	$63,325	$63,764	$(439)
Total deferred tax liabilities	5,119	6,418	(1,299)

Net deferred tax asset	$58,206	$57,346	860

Tax effect of unrealized (gains) losses			—

Change in net deferred income tax benefit (charge)			$860

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 21% for 2018 and 35% for 2017 and prior tax years to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2018	2017	2016
Provision computed at statutory rate	$(14,285)	$5,368	$(15,643)
Amortization of interest maintenance reserve	(170)	(180)	(287)
Separate accounts dividend received deduction	(867)	(2,202)	(1,867)
Ceding commission included in surplus	(72)	(129)	(138)
Nonadmitted assets	1,487	(10)	(504)
Provision to return	(19)	(822)	(4,183)
Rate Adjustment - P&L	(118)	37,032	—
Rate Adjustment - Equity	—	1,199	—
IRS Audit Adjustment	(70)	(226)	—
Other	(74)	(4)	857

	$(14,188)	$40,025	$(21,765)

Federal income tax incurred	$(13,271)	$49,057	$(23,580)

Tax on capital gains (losses)	(56)	125	(467)
Less: Change in net deferred income tax	(861)	(9,157)	2,282

Total statutory income taxes	$(14,188)	$40,025	$(21,765)

As of December 31, 2018 the Company did not have any operating loss carryforwards.

The Tax Cuts and Jobs Act (“TCJA”) repealed carryback of life company ordinary losses. Consequently, carryback in the case of future losses is limited to future capital losses. Given these factors, the Company has no amounts available in the case of future capital losses.

The aggregate amount of deposits reported as admitted assets under Section 6603 of the Internal Revenue Service Code was $0 as of December 31, 2018.

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

The Company’s federal income tax return is consolidated with the following entities, with Zurich Holding Company of America, Inc. as the parent:

American Guarantee and Liability Insurance Company	Zurich Alternative Asset Management, LLC
American Zurich Insurance Company	Zurich American Insurance Company
Colonial American Casualty & Surety Company	Zurich American Insurance Company of Illinois
Empire Fire and Marine Insurance Company	Zurich American Corporation
Empire Indemnity Insurance Company	Zurich American Life Insurance Company
Fidelity & Deposit Company of Maryland	Zurich American Life Insurance Company of New York
Hoplite Reinsurance Company of Vermont, Inc.	Zurich CZI Management Holding, Ltd.
Rural Community Insurance Company	Zurich E & S Insurance Brokerage, Inc.
Steadfast Insurance Company	Zurich F & I Reinsurance T & C Limited
The Zurich Services Corporation	Zurich Global, Ltd.
Universal Underwriters Insurance Company	Zurich Global Investment Management Inc.
Universal Underwriters of Texas Insurance Company	Zurich Holding Company of America, Inc.
Universal Underwriters Service Corporation	Zurich Latin America Corporation
Vehicle Dealer Solutions, Inc.	Zurich Realty, Inc.
Zurich Agency Services, Inc.	Zurich Warranty Solutions, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The Company’s significant tax jurisdiction is U.S. Federal tax. The Company joins with its U.S. parent, Zurich Holding Company of America (“ZHCA”) and other affiliates, in filing a consolidated U.S. federal income tax return. The statutes of limitations for all tax returns through the year ended December 31, 2014 are closed, and all IRS examinations are closed through tax year 2016. ZHCA was accepted into the IRS’ Compliance Assurance Process for tax years 2017 and 2018.

The Company did not accrue any interest and penalties related to income tax contingencies.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

No Repatriation Transition Tax reported as of December 31, 2018.

No Alternative Minimum Tax (AMT) Credit recognized as of December 31, 2018.

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

7.	Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established a new subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”). The carrying value of ZALICONY as of December 31, 2018 and 2017 is $20,847,028 and $21,819,933, respectively. The Company has entered into a related party services agreement with ZALICONY.

On March 22, 2018, the Company received a capital contribution of $10,000,000 from its parent ZAC. There were additional capital contributions made during the remaining part of the year. Capital contributions of $10,000,000 were received on June 20, 2018, $4,000,000 was received on September 24, 2018 and another $32,000,000 was received on December 21, 2018.

On June 28, 2017, the Company received a capital contribution of $20,000,000 from its parent ZAC. There was an additional capital contribution of $8,000,000 on December 26, 2017.

At December 31, 2018 and 2017, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2018	2017
Zurich American Life Insurance Company of New York	$2,103	$882
Zurich Global Employee	195	—
ZNA Services, LLC	4	—
Zurich International Group	—	294

Receivable from related party	$2,302	$1,176

Zurich American Insurance Company	(11,816)	(2,176)
ZNA Services, LLC	—	(98)
Zurich Services US LLC	(52)	(71)
Zurich Insurance Company	(61)	(61)
Centre Group Holdings (U.S.) Limited	(34)	(22)
Other related parties	—	20

Payable to related party	$(11,963)	$(2,408)

Net payable to related party	$(9,661)	$(1,232)

For the years 2018, 2017 and 2016, the Company incurred the following amounts of expense in association with services provided by related parties:

(in thousands of dollars)	2018	2017	2016
Zurich American Insurance Company	$10,672	$8,557	$7,078
ZFUS Services LLC	1,093	1,659	1,728
Zurich Life Insurance Company	—	(1,865)	(2,126)
Farmers New World Life Insurance Company	—	1,172	5,790
Centre Group Holdings (U.S.) Limited	8	268	205
Disability Management Services, Inc.	—	151	181
Zurich American Life Insurance Company of New York	(1,277)	(847)	(784)

	$10,496	$9,095	$12,072

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement with Benefit Finance Partners, LLC (“BFP”; BFP is 50% owned by the Company’s affiliate Zurich Benefit Finance LLC (“ZBF”) and 50% owned by Bancorp Services, L.L.C. (“Bancorp”)) under which BFP is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies. The Company also has a software development, support and licensing agreement with BFP under which BFP develops, the Company licenses, and BFP supports, certain variable life insurance policy illustration software.

The Company has a principal underwriter agreement and service agreements with BFP Securities, LLC (“BFPS”), a wholly-owned subsidiary of its affiliate, BFP. BFPS is the principal underwriter for a closed block of the Company’s variable, fixed and market value-adjusted annuities. BFPS provides certain services for the distribution of the Company’s private placement variable life insurance and variable annuity policies. BFPS also provides certain services relating to certain employees and independent contractors of the Company becoming and remaining registered representatives of BFPS.

The Company has a service agreement, technology support agreement, and license and service agreement with Bancorp and its affiliate ZBF. Bancorp is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies. ZBF is appointed to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company. The Company’s license and service agreement with Bancorp and its affiliate ZBF governs the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with its affiliate Zurich Insurance Company (“ZIC”) acting through its Bermuda Branch Office (“ZIBB”).

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. (“ZGIM”), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

The Company service agreements with its affiliates ZIC, Farmers New World Life (“FNWL”), Zurich American Insurance Company (“ZAIC”), and Zurich American Life Insurance Company of New York (“ZALICONY”) for each to perform administrative services reasonably necessary in the ordinary course of business.

The Company has an investment advisory service agreement with its affiliate, Zurich Investment Services (“ZIS”) and ZGIM, to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC (“ZFUS”). The Company has a service agreement with its affiliate, ZFUS, for ZFUS to provide management, administrative, and general services.

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

The Company has a paymaster agreement with MI Administrators, LLC, wherein MI Administrators, LLC acts as an agent for the transfer of funds on behalf of the affiliated parties to the agreement for the costs and employees shared by the parties.

The Company has a service agreement with its affiliate Disability Management Services, Inc. (“DMS”), pursuant to which DMS may provide to the Company certain claim administration and related services.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd (“ZLIC”) for the Company to provide referral, sales support, and other administrative services for ZLIC.

The Company has a service agreement with The Zurich Services Corporation (“ZSC”) pursuant to which ZALICO receives services from ZSC that may include claim services, risk engineering services, care center services and other services.

The Company has a service agreement with its affiliate, Zurich Services US LLC (“ZSUS”), for ZSUS to provide human resources services.

The Company has a Service Agreement between Zurich Investment Services Limited and ZALICO for enhanced services to ZALICO.

The Company has a Multilateral Data Protection Agreement (by Declaration) for Data Transfers in Business Systems between the Zurich Group and ZALICO.

Refer to Note 9 for the disclosure regarding the Company’s reinsurance activities with affiliates.

8.	Life Reserves

Reserves for Life Contracts and Deposit-Type Contracts

Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in aggregate, reserves that are greater than or equal to the minimum required by the IDOl. The aggregate reserves for life policies and contracts have been computed primarily utilizing the Commissioners Reserve Valuation Method based on the statutory maximum valuation interest rates and minimum statutory mortality rates which were allowed by state authorities at the time the policies were issued.

Tabular interest, tabular less actual reserve released and tabular cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company’s universal life policies with secondary guarantees (“SGUL policies”) inforce at December 31, 2018, were calculated under Actuarial Guideline XXXVIII (“AG38”), paragraphs 8D and 8E., which take into account the shadow accounts used for the lapse protection. In addition, a single deterministic projection was run as required in AG38 paragraph 8D, which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins; the asset assumptions include limitations with respect to the particular assets and asset yields. The gross premium valuation was used for policies issued

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

prior to December 31, 2012, since it exceeded the formulaic reserve. The Company’s gross reserves for all SGUL policies were $73,423,000 and $64,018,000 as of December 31, 2018 and 2017, respectively. The Company cedes 100% of this business to ZIC.

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits for DESTINATIONS products at December 31, 2018 and 2017 are as follows:

(in thousands of dollars)	Guaranteed Living Benefits
	Subjected	Amount of	Reinsurance
	Account	Reserve	Reserve
Benefit and Type of Risk	Value	Held – Net	Credit
December 31, 2018
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$542,246	$4,354	$346,153

December 31, 2017
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$631,689	$3,252	$302,535

Note: GRIB base is greatest of account value, greatest anniversary value or net deposits accumulated at 5%.

Effective December 31, 2009, the Company adopted the Actuarial Guideline XLIII (“AG43”) reserve basis for its DESTINATIONS product. This change in reserve methodology was included in the Company’s life and annuity reserves with no impact to the net retained reserve. The December 31, 2018 reserves for GMDB and GRIB meet the requirements of AG43.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2018 and 2017 were as follows:

(in thousands of dollars)		Separate	Separate
	General	Account With	Account
2018	Account	Guarantees	Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$73,879	$11,807	$—	$85,686	2.04%
2. At book value less surrender charge of 5% or more	5,545	—	—	5,545	0.13%
3. At fair value	—	—	1,649,181	1,649,181	39.35%

4. Total with adjustment or at market value (total of 1 through 3)	79,424	11,807	1,649,181	1,740,412	41.52%

5. At book value without adjustment (minimal or no charge or adjustment)	1,527,657	—	—	1,527,657	36.45%
B. Not subject to discretionary withdrawal	920,753	—	2,552	923,305	22.03%

C. Total (gross: direct + assumed)	2,527,834	11,807	1,651,733	4,191,374	100.00%

D. Reinsurance Ceded	(2,212,139)			(2,212,139)

E. Total (net) * (C)-(D)	$315,695	$11,807	$1,651,733	$1,979,235

(in thousands of dollars)		Separate	Separate
	General	Account With	Account
2017	Account	Guarantees	Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$81,165	$7,723	$—	$88,888	2.01%
2. At book value less surrender charge of 5% or more	5,666	—	—	5,666	0.13%
3. At fair value	—	—	1,860,643	1,860,643	42.13%

4. Total with adjustment or at market value (total of 1 through 3)	86,831	7,723	1,860,643	1,955,197	44.27%

5. At book value without adjustment (minimal or no charge or adjustment)	1,557,563	—	—	1,557,563	35.27%
B. Not subject to discretionary withdrawal	900,595	—	3,077	903,672	20.46%

C. Total (gross: direct + assumed)	2,544,989	7,723	1,863,720	4,416,432	100.00%

D. Reinsurance Ceded	(2,222,237)	—	—	(2,222,237)

E. Total (net) * (C)-(D)	$322,752	$7,723	$1,863,720	$2,194,195

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Reconciliation of total annuity actuarial reserves and deposit fund liabilities as of December 31, 2018 and 2017 were as follows:

(in thousands of dollars)	2018	2017
Life and accident and health annual statement
Annuities (excluding supplementary contracts)	$91,750	$90,877
Supplementary contracts with life contingencies	205,998	212,768
Liability for deposit-type contracts	17,947	16,814

Total annuity and deposit-type contracts	315,695	320,459

Separate accounts annual statement
Annuities (excluding supplementary contracts)	1,660,988	1,861,123
Supplementary contracts including life contingencies	2,197	2,589
Liability for deposit-type contracts	355	487

Total separate accounts	1,663,540	1,864,199

Total annuity actuarial reserves and deposit-type contract liabilities	$1,979,235	$2,184,658

9.	Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

Reinsurance in unauthorized and certified companies was $0 in 2018 and 2017 compared to $529,000 in 2016. The liability established at December 31, 2016 was due to a timing difference between placement of reinsurance and funding of the Letters of Credit (“LOC”). In the first quarter of 2017, the LOC was raised to a level that sufficiently covers the reserves, paid losses and other debits recorded as of year-end.

ZIC

On September 30, 2013, the Company and ZIC entered into a reinsurance treaty in which the Company ceded 100% of its Universal Life business issued after January 1, 2010. The Company paid to ZIC a reserve transfer of $105,064,000 and received consideration of $55,064,000. The treaty is retrospective, covering all IFA in-force policies from inception.

On November 17, 2006, the Company entered into a reinsurance agreement (the “ZIC Agreement”) with ZIC, an affiliate. The Company ceded 100% of the net amounts at risk for GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003.

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

On November 17, 2006, the Company entered into a reinsurance agreement with ZIC (“ZIC Agreement”) to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. Subsequently, on December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected.

In September 2015, the Company announced a Buy Back Offer concerning the DESTINATIONS and Farmers VA I variable annuity contracts. When accepting the Buy Back Offer, contract holders could choose to surrender the contract for a Buy Back amount that consisted of a cash distribution of contract value plus an enhancement amount, or contract owners could choose to use the Buy Back amount to exchange their contracts for another company’s annuity product or for some other eligible investment. Acceptance of the Buy Back Offer was free of surrender charge. The Buy Back Offer was made in three offering periods: September 14, 2015 through December 11, 2015; and January 4, 2016 through January 31, 2016; and July 5, 2017 through December 31, 2017.

The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit, in excess of the current account balance at the balance sheet date. As a result of the ZIC Agreement, the Company ceded $181,957,976 in GMDB net amount at risk and $159,417,934 in GRIB net amount at risk as of December 31, 2018 and $121,767,622 of GMDB net amount at risk and $101,547,027 of GRIB net amount at risk at December 31, 2017. The reduction correlates with the DESTINATIONS Buy Back.

Further, the Company and ZIC have entered into reinsurance agreements covering the Company’s individual life and group life, accidental death and disability businesses (“Additional ZIC Agreements”).

Pursuant to the ZIC Agreement and the Additional ZIC Agreements, ZIC established a security trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2018 and December 31, 2017, 102% of the statutory reserve credit assumed by ZIC was $1,088,362,000 and $995,941,000, respectively. The associated letters of credit and trust asset balances at December 31, 2018 and December 31, 2017, were $1,148,310,000 and $1,119,047,000, respectively.

PLICO

The initial ceding commission on the coinsurance agreement with PLICO was $120,000,000. This initial ceding commission was not transferred to the Company from PLICO, but rather was withheld from the investment assets transferred from the Company to PLICO as part of the transferred coinsurance assets. This initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus are being amortized into operations. Amortization of the initial ceding commission was approximately $341,000, $161,000 and $173,000 for the years ended December 31, 2018, 2017 and 2016, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $192,000, $208,000 and $222,000 for the years ended December 31, 2018, 2017 and 2016, respectively.

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

On May 29, 2003, Kemper Corporation (now ZAC) entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”). As part of the coinsurance agreement with PLICO, most reinsurance agreements with outside reinsurers were novated to PLICO as part of the Purchase Agreement. As of December 31, 2018 and 2017, the Company’s separate account assets subject to the coinsurance agreement with PLICO were approximately $864,933,000 and $1,021,665,000, respectively.

A trust account was established for the exclusive benefit of the Company (the “Security Trust Account”). The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by PLICO, adjusted on a quarterly basis. PLICO is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2018 and 2017, the Company’s general account statutory reserves subject to the coinsurance agreement with PLICO were approximately $1,715,998,000 and $1,756,569,000 respectively. The balance in the Security Trust Account was approximately $1,720,492,000 and $1,819,759,000 as of December 31, 2018 and 2017, respectively.

Fidelity Life Association

As of December 31, 2018 and 2017, the reinsurance reserve credit from FLA related to fixed-rate annuity liabilities ceded to FLA amounted to approximately $83,410,000 and $88,867,000, respectively.

Transamerica Re

The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 was ceded to Transamerica Re. As of December 31, 2018 and 2017, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $64,072,000 and $63,615,000, respectively.

ZIBB

The Company entered into a reinsurance treaty with ZIBB, an affiliate, in June 2002. A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for three reinsurance agreements which include the Second Amended and Restated Group Variable Life Program Yearly Renewable Term Reinsurance Agreement, the Second Amended and Restated Individual Variable Life Program Yearly Renewable Term Reinsurance Agreement and the Amended and Restated Group Variable Life Program 2000 Yearly Renewable Term Reinsurance Agreement. State Street Bank is the “Trustee”, Fund Accountant and Custodian. At December 31, 2018 and December 31, 2017, reinsurance recoverables totaling $405,846,000 and $367,916,000, respectively, were secured by the Trust which includes cash, cash equivalents and invested assets with a fair value of $415,500,000 and $413,663,000, respectively.

Global Energy Resource

In February 2013, the Company entered into a reinsurance treaty with Global Energy Resource Insurance Corporation (“GERIC”) covering certain Group LTD and Group Life policies effective January 1, 2013. GERIC established a security trust account for the exclusive benefit of the Company. The Bank of Hawaii is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by GERIC. At December 31, 2018 and December 31, 2017, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by GERIC was $1,375,000 and $3,356,000, respectively. The trust asset balance at December 31, 2018 and December 31, 2017 was $4,604,000 and $4,515,000, respectively.

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Diversified Foods

Effective July 1, 2015, the Company entered into a reinsurance treaty with Diversified Foods Insurance Company (“DFIC”) covering certain Group LTD and Group Life policies. DFIC secured a letter of credit for the exclusive benefit of the Company. The letter of credit is funded to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by DFIC. At December 31, 2018 and December 31, 2017, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by DFIC was $3,487,000 and $3,253,000, respectively. The letter of credit balance at December 31, 2018 and December 31, 2017 was $4,000,000.

Saddle Brook

Effective July 1, 2015, the Company entered into a reinsurance treaty with Saddle Brook Insurance Company (“SBIC”) covering certain Group Life and Accidental Death and Dismemberment policies. SBIC secured a letter of credit for the exclusive benefit of the Company. The letter of credit is funded to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by SBIC. At December 31, 2018 and December 31, 2017, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by SBIC was $276,000 and $1,111,000 respectively. The letter of credit balance at December 31, 2018 and December 31, 2017 was $1,500,000.

Other Reinsurance Agreements

The Company entered into the following reinsurance agreements. As of December 31, 2018 and December 31, 2017, the total reinsurance reserve credit related to reinsuring the net amount at risk on the contracts below amounted to approximately $342,000 and $327,000.

•

Swiss Re Life & Health Inc. (“Swiss Re”) - Automatic Self-Administered YRT reinsurance agreement upon which it cedes to Swiss Re a portion of private placement individual variable universal life risk on a first dollar quota share basis to the per life coverage maximum (with ZIC and Munich American Reassurance Company as additional reinsurers).

•

Munich American Reassurance Company (“Munich”) - Automatic Self-Administered YRT reinsurance agreement with upon which it cedes to Munich a portion of the risk on a first dollar quota share basis to the per life coverage maximum (with ZIC and Swiss Re as additional reinsurers).

•	General Re Life Corporation (“GenRe”) - Facultative YRT reinsurance agreement with upon which it cedes to GenRe risk that does not qualify for automatic reinsurance or if the Company so desires.

•

Scor Global Life USA Reinsurance Company (“Scor”) - Single Case Facultative YRT reinsurance agreement with upon which it ceded to Scor risk that did not qualify for automatic reinsurance or as the Company so desired.

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

As of December 31, 2018, 2017 and 2016, amounts associated with reinsurance assumed from affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2018	2017	2016
Reserves assumed from unaffiliated insurance companies	$2,343	$2,169	$2,302
Premiums assumed from unaffiliated insurance companies	303	291	267
Benefits assumed from unaffiliated insurance companies	176	182	(276)

As of December 31, 2018, 2017 and 2016, amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2018	2017	2016
Reserves ceded to affiliated insurance companies	$1,079,540	$993,573	$1,075,680
Reserves ceded to unaffiliated insurance companies	1,993,084	2,054,518	2,105,364

Total reserves ceded	$3,072,624	$3,048,091	$3,181,044

Premiums ceded to affiliated insurance companies	$454,062	$446,410	$378,092
Premiums ceded to unaffiliated insurance companies	79,216	92,485	103,967

Total premiums ceded	$533,278	$538,895	$482,059

Benefits ceded to affiliated insurance companies	$254,728	$290,962	$342,598
Benefits ceded to unaffiliated insurance companies	308,247	337,765	282,661

Total benefits ceded	$562,975	$628,727	$625,259

Such amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life insurance in force at December 31, 2018 and 2017 were as follows:

(in thousands of dollars)	2018	2017
Direct and assumed	$86,268,438	$78,890,065

Ceded to
Affiliated insurance companies	$66,574,264	$60,455,891
Unaffiliated insurance companies	5,665,264	6,311,802

Total ceded	$72,239,528	$66,767,693

Reinsurance agreements with an affiliated captive reinsurer

As of December 31, 2018 and 2017, the reserve credit taken by the ceding company is $282,081,073 and $238,821,376, respectively, for variable annuities. As of December 31, 2018

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

and 2017, the total amount of collateral for reinsurance agreements with affiliated captive reinsurers is $1,148,310,375 and $1,028,577,049 for ZIC and $387,920,795 and $347,056,252 for ZIBB, respectively. As of December 31, 2018 and 2017, the collateral for the variable annuities is $282,081,073 and $238,821,376 of the total ZIC amount, respectively.

Below is the list of assets placed for the benefit of the cedent at December 31, 2018 and 2017, respectively. The basis of the valuation of the assets is market value.

(in thousands of dollars)
2018
ZIC	Variable Annuities Reserve Credit	Total Collateral
Bonds	$282,081	$934,544
Equities (STIF)	—	19,969
Money Market	—	2,697

Unconditional Letters of Credit	—	191,100

Total Assets - For The Benefit of the Cedent	$282,081	$1,148,310

(in thousands of dollars)
ZIBB	Variable Annuities Reserve Credit	Total Collateral
Fixed Income	$—	$376,989
Equit	—	3,819
Cash	—	7,113

Total Assets - For The Benefit of the Cedent	$—	$387,921

(in thousands of dollars)
2017
ZIC	Variable Annuities Reserve Credit	Total Collateral
Bonds	$238,821	$814,712
Equities (STIF)	—	18,276
Money Market	—	4,489

Unconditional Letters of Credit	—	191,100

Total Assets - For The Benefit of the Cedent	$238,821	$1,028,577

(in thousands of dollars)
ZIBB	Variable Annuities Reserve Credit	Total Collateral
Bonds	$—	$344,166
Asset Back Securities (ABS)	—
Cash	—	2,890

Total Assets - For The Benefit of the Cedent	$—	$347,056

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

10.	Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the IDOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the IDOI. The Company did not pay any dividends in 2018 or 2017. The Company has no surplus debentures. The Company also has no restrictions on surplus or any stock held by the Company for any special purposes.

11.	Retirement Plans and Other Post Retirement Benefits Plans

Consolidated/Holding Company Plans

Effective in 2004, the Company’s employees began participating in a qualified, noncontributory defined benefit pension plan, currently sponsored by ZAIC. Effective January 1, 2009 the Company transitioned to a Cash Balance Program. However, vested employees who were age 40 and over or who had 10 or more years of service as of December 31, 2008 were “grandfathered” in the Company’s previous pension program. The ZAIC funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement. Under the Cash Balance Program, ZAIC makes regular contributions to the employee’s account. The amount of these contributions is based on a percentage of an employee’s base pay and will vary depending on an employee’s age and length of service.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by ZAIC.

12.	Separate Accounts

General Nature and Characteristics of Separate Accounts

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the Separate Accounts are carried at current market value, which is based upon the closing bid price, net asset value. The negative liability for transfers to Separate Accounts due or accrued represents Commissioners Annuity Reserve Validation Method (“CARVM”).

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2018 and 2017.

The Company has marketed non-registered individual and group variable BOLI contracts and a series of individual variable life contracts. The Company received approximately $117,564,000, $1,735,000, and $0 of renewal premium on existing BOLI contracts during 2018, 2017 and 2016, respectively. This business impacted premiums, separate accounts fees, net transfers to separate

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

accounts, insurance taxes, licenses and fees and income tax expense. The BOLI products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company related to the BOLI products.

Separate accounts fees and miscellaneous income were comprised of the following for the years ended December 31, 2018, 2017 and 2016:

(in thousands of dollars)	2018	2017	2016
Separate accounts fees on non BOLI variable life and annuities	$29,175	$10,633	$10,642
BOLI cost of insurance charges and fees[1]	301,794	306,275	284,932
BOLI tax benefits[2]	154	(52)	(123)

Total separate accounts fees and miscellaneous income	$331,123	$316,856	$295,451

(1)	The Company ceded approximately $318,974,000, $305,240,000 and $284,889,000 of such charges, as a reduction to premiums, to a Zurich affiliated company, ZIBB, during 2018, 2017 and 2016, respectively.
(2)

The Company paid approximately $0, $51,600 and $124,000 in DAC tax allowances to ZIBB In 2018, 2017 and 2016, respectively, for certain contracts in which the DAC tax loads received by the Company are collected over time as opposed to receiving the entire load up front.

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2018 and 2017 were as follows:

	2018
(in thousands of dollars)	Nonindexed	Nonindexed
	Guarantee	Guarantee	Nonguaranteed
	Less Than/	More	Separate
	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2018	$94	$—	$222,508	$222,602

Reserves at December 31, 2018	$7,198	$—	$13,311,088	$13,318,286

For accounts with assets at
Market value	$7,198	$—	$13,311,088	$13,318,286

Total reserves	$7,198	$—	$13,311,088	$13,318,286

By withdrawal characteristics
With market value adjustment	$7,198	$—		$7,198
At market value			13,311,088	13,311,088

	$7,198	$—	$13,311,088	$13,318,286

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

	2017
(in thousands of dollars)	Nonindexed	Nonindexed
	Guarantee	Guarantee	Nonguaranteed
	Less Than/	More	Separate
	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2017	$60	$—	$1,782,641	$1,782,701

Reserves at December 31, 2017	$7,243	$—	$13,424,696	$13,431,939

For accounts with assets at
Market value	$7,243	$—	$13,424,696	$13,431,939

Total reserves	$7,243	$—	$13,424,696	$13,431,939

By withdrawal characteristics
With market value adjustment	$7,243	$—	$—	$7,243
At market value	—	—	13,424,696	13,424,696

	$7,243	$—	$13,424,696	$13,431,939

The following is a reconciliation of net transfers from the Company’s separate accounts For the Years Ended December 31, 2018, 2017 and 2016:

(in thousands of dollars)	2018	2017	2016
Transfers as reported in the summary of operations of the separate accounts annual statement
Transfers to separate accounts	$283,106	$1,921,649	$304,272
Transfers from separate accounts	(215,693)	(511,754)	(395,075)

Net transfers from separate accounts	67,413	1,409,895	(90,803)

Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(58,854)	(135,278)	(47,925)
Change in termination value of separate accounts	(376)	(137)	(327)
Separate accounts trading gain (loss)	(158)	156	(41)
Transfers required to support benefits	(377)	(1,354)	(1,185)
Terminated policy refunds	20	(1,761)	44
Expense credits payable (arising from DAC tax charge)	4,119	—	—
Other	26	414	428

Net transfers from separate accounts as reported in the statement of operations	$11,813	$1,271,935	$(139,809)

13.	Premiums Due and Deferred

Gross due and deferred premiums represent life insurance premiums due to be received from policyholders through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

Due and deferred premiums at December 31, 2018 and 2017 are as follows:

	2018		2017
(in thousands of dollars)	Gross	Net	Gross	Net
Ordinary Renewal	$2,734	$2,429	$2,387	$2,200

	$2,734	$2,429	$2,387	$2,200

14.	Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. The Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position.

The Company entered into a sublease agreement with Farmers Insurance Exchange on September 1, 2016, but effective as of December 31, 2015, that will expire June 19, 2021. Rent paid, including allocation of rent from third-party administrators was approximately $369,000, $310,000, and $286,000 for the years ended December 31, 2018, 2017 and 2016, respectively. At December 31, 2018 the total minimum aggregate rental commitments for the length of the lease period was $299,163.

15.	Subsequent Events

Effective January 1, 2019 the Company restructured its agreement with ZIBB reinsuring the Business Owned Life Insurance (BOLI) and Mortality Based Funding (MBF) policies, such that the previous Yearly Renewable Term (YRT) treaty was terminated by mutual agreement, and a new excess of loss treaty (EOL) for the net amount at risk (NAR) was entered into instead. This recapture of the affiliate reinsurance agreement was approved by the IDOI. The Company has evaluated subsequent events through April 30, 2019, the date the financial statements were available to be issued.

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

16.	Reconciliation to Statutory Statement

As of December 31, 2018, there is a difference between the audited Statutory Financial Statements and the Annual Statement within the balance sheet. The items noted below were primarily related to reclassification of items on the balance sheet and income statement.

	As reported in 2018 annual statements	Adjustments	As reported in audited statutory financial statements
Admitted Assets:
Cash, cash equivalents and short term investments	$75,201,335	$(104,459)	$75,096,876
Subtotals, cash and invested assets (lines 1 -11)	628,158,658	(104,459)	628,054,199
Current federal an foreign income tax recoverable and interest thereon	12,719,820	518,000	13,237,820
Total Assets Excluding Separate, Segregated and Protected Cell Accounts (Lines 12 to 25)	729,505,973	413,541	729,919,514
Total	14,048,160,152	413,541	14,048,573,693

Liabilities and Capital Stock and Surplus:
Liability for amounts held under uninsured (24.06)	$200,423	$860,000	$1,060,423
Funds held under coinsurance (24.07)	3,301,421	(964,459)	2,336,962
Total liabilities Excluding Separate Accounts	603,456,571	(104,459)	603,352,112
Total liabilities	13,922,110,750	(104,459)	13,922,006,291
Unassigned funds - Surplus	(666,419,983)	518,000	(665,901,983)
Total Capital & Surplus	126,049,402	518,000	126,567,402

Statement of Operations:
Premiums and annuity considerations for the life and accident and health contracts	$(88,869,358)	$457,525	$(88,411,833)
Totals (Lines 1 - 8.3)	346,134,363	457,525	346,591,888
Interest and adjustments on contract or deposit-type contract funds	1,540,327	3,405,735	4,946,062
Payments on supplementary contracts with life contingencies	23,207,651	(3,405,735)	19,801,916
Totals (Lines 10 - 19)	151,473,355	—	151,473,355
Totals (Lines 20-27)	414,469,881	—	414,469,881

Net Gain From Oper. Before Policyholder Div.’s and FIT	$(68,335,519)	$457,525	$(67,877,994)

Federal and foreign income taxes incurred	$(12,752,748)	$ (518,000)	$(13,270,748)
Net Gain From Oper After Policyholder Div’s and FIT	(55,582,771)	975,525	(54,607,246)
Net Income (Line 33 + 34)	(55,673,259)	975,525	(54,697,734)

44

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2018, 2017 and 2016

As of December 31, 2017, there is a difference between the audited Statutory Financial Statements and the Annual Statement within the balance sheet and income statement. The items noted below were primarily related to reclassification of items on the balance sheet. There was one adjustment that impacted the income statement due to an error that was corrected.

	As reported in 2017 annual statements	Adjustments	As reported in audited statutory financial statements
Admitted Assets:
Cash, cash equivalents and short term investments	$60,689,205	$(1,500,000)	$59,189,205
Premium and annuity cosiderations uncollected prem and agents’ balances	3,319,693	289,768	3,609,461
Total Assets Excluding Separate, Segregated and Protected Cell Accounts	794,099,955	(1,210,232)	792,889,723

Liabilities and Capital Stock and Surplus:
Premiums and annuity consideration received in advance	$(220,115)	$457,525	$237,410
General expenses due or accrued	11,367,716	(1,500,000)	9,867,716
Remittances and Items not Allocated	15,797,865	(10,093,788)	5,704,077
Funds Held for Reinsurers	(5,042,305)	10,093,788	5,051,483
Total liabilities Excluding Separate Accounts	674,523,464	(1,042,475)	673,480,989
Total liabilities	14,106,949,699	(1,042,475)	14,105,907,225
Unassigned Surplus	(616,892,894)	(457,525)	(617,350,419)
Total Capital & Surplus	119,576,491	(457,525)	119,118,966

Statement of Operations:
Premiums and Annuity Considerations	$1,579,853,737	$(457,525)	$1,579,396,212
Totals (Lines 1 - 8.3)	2,026,498,994	(457,525)	2,026,041,468
Net Gain From Oper. Before Policyholder Div.’s and FIT	15,689,208	(457,525)	15,231,683
Net Gain From Oper After Policyholder Div’s and FIT	(33,368,688)	(457,525)	(33,826,213)
Net Income (Line 33 + 34)	(33,390,241)	(457,525)	(33,847,766)

Capital and Surplus:
Net Income (Line 35)	$(33,390,241)	$(457,525)	$(33,847,766)
Change in nonadmitted assets	(9,186,594)	289,768	(8,896,826)
Net Change in Capital & Surplus For The Year (Line 37 through 53)	(4,774,464)	(167,757)	(4,942,221)
Capital & Surplus, EOY (Line 36 + 54)	119,576,490	(167,757)	119,408,733

45

Supplemental Schedules

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2018

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

2018
Investment income earned
U.S. government bonds	$1,233,057
Other fixed maturities (unaffiliated)	17,193,522
Contract loans	3,086,454
Cash, cash equivalents and short-term investments	909,807
Aggregate write-ins for investment income	88,034

Gross investment income	$22,510,874

Fixed Maturities and short-term investments, by NAIC designation and maturity
Fixed Maturities by maturity – statement value
Due within 1 year or less	$58,085,246
Over 1 year through 5 years	151,139,521
Over 5 years through 10 years	147,657,919
Over 10 years through 20 years	57,729,157
Over 20 years	52,886,882

Total by maturity	$467,498,725

Fixed Maturities by NAIC designation– statement value
NAIC – 1	$354,433,216
NAIC – 2	112,545,760
NAIC – 3	519,748
NAIC – 4	—
NAIC – 5	—
NAIC – 6	1

Total by NAIC designation	$467,498,725

Total fixed maturities publicly traded	$327,820,910

Total fixed maturities privately traded	$139,677,815

Short-term investments – book value	$1,482,310

Cash on deposit	$(1,034,411)

47

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2018

2018
Life insurance in force
Industrial
Ordinary	$1,136,760,000

Credit life
Group life	$12,892,150,000

Amount of additional accidental death benefits in force under ordinary policies	$3,326,000

Supplemental contracts in force
Ordinary – not involving life contingencies
Amount on deposit
Income payable	$4,332,839

Ordinary – involving life contingencies
Income payable	$54,266,155

Group – not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group – involving life contingencies
Income payable	$—

Annuities
Ordinary
Immediate – amount of income payable	$—

Deferred – fully paid – account balance	$116,697,052

Deferred – not fully paid – account balance	$2,512,418,989

Group
Amount of income payable	$—

Fully paid – account balance	$—

Not fully paid – account balance	$632,458,076

Accident and health premiums in force
Group	$19,865,376

Credit
Other	$17,978

Deposit funds and dividend accumulations
Deposit funds – account balance	$11,434,845

Dividend accumulations – account balance

48

Zurich American Life Insurance Company

Supplemental Summary Investment Schedule

December 31, 2018

The Company’s gross investment holdings as filed with the 2018 Annual Statement are $628,158,659.

	Gross		Admitted Assets as Reported
	Investment Holdings		in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
2018
Fixed maturities
U.S. treasury securities	$44,764,480	7.13%	$44,764,480	7.13%
U.S. government agency obligations issued by U.S. government sponsored agencies	1,494,825	0.24%	1,494,825	0.24%
Foreign government (including Canada, excluding mortgage-backed securities)	260,672	0.04%	260,672	0.04%
Securities issued by states, territories and possessions and political subdivisions in the U.S.	—	0.00%	—	0.00%
Political subdivisions of state, territories and possessions general obligations	3,716,255	0.59%	3,716,255	0.59%
Revenue and assessment obligations	7,593,619	1.21%	7,593,619	1.21%
Mortgage-backed securities
Pass-through securities
Guaranteed by GNMA	1,628,679	0.26%	1,628,679	0.26%
Issued by FNMA and FHLMC	18,330,930	2.92%	18,330,930	2.92%
CMOs and REMICs
Issued by FNMA and FHLMC	36,840,837	5.86%	36,840,837	5.86%
All other privately issued	96,753,440	15.40%	96,753,440	15.40%

Other debt and other fixed income securities (excluding short-term)
Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	214,845,936	34.20%	214,845,936	34.20%
Unaffiliated foreign securities	39,786,743	6.33%	39,786,743	6.33%
Other equity securities: Affiliated	20,847,028	3.32%	20,847,028	3.32%
Receivable for Securities	—	0.00%	—	0.00%
Contract loans	66,093,880	10.52%	66,093,879	10.52%
Cash, cash equivalents and short-term investments	75,097,335	11.97%	75,201,335	11.97%

Total invested assets	$628,054,659	100%	$628,158,659	100%

49

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2018

The Company’s total admitted assets, excluding separate account assets, as filed in the 2018 Annual Statement were $729,505,973.

The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

		Percentage
		of Total
		Admitted
Investments	Amount	Assets
FEDERATED INST PRME OBL-IS FUND	$37,484,113	5.14%
GOLDMAN SACHS GROUP	25,782,514	3.53%
Zurich American Life Company of New York	20,847,028	2.86%
FIDELITY	11,587,453	1.59%
HEB GROCERY COMPANY L.P.	5,000,269	0.69%
RREEF AMERICA REIT II, INC.	4,475,391	0.61%
Suburban Water Systems	4,375,138	0.60%
WHEELING POWER COMPANY	4,117,364	0.56%
CNH 2018-A A2	4,000,839	0.55%
GCCT 2015-2A A	4,000,021	0.55%

The amounts and percentages of the Company’s total admitted assets held in fixed maturities and preferred stocks by NAIC rating are as follows:

	Amount	Percentage
Fixed Maturities
NAIC – 1	$354,433,216	48.59%
NAIC – 2	112,545,760	15.43%
NAIC – 3	519,748	0.07%
NAIC – 4	—	0.00%
NAIC – 5	—	0.00%
NAIC – 6	1	0.00%

	$467,498,725

Preferred stocks
P/RP-1	$—	0.00%
P/RP-2	—	0.00%
P/RP-3	—	0.00%
P/RP-4	—	0.00%
P/RP-5	—	0.00%
P/RP-6	—	0.00%

	$—

The Company holds admitted assets in foreign investments of $36,366,931 or 5% of total admitted assets.

50

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2018

The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC – 1	$35,567,767	4.88%
Countries rated NAIC – 2	799,164	0.11%
Countries rated NAIC – 3 or below	—	0.00%

The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries Rated NAIC – 1
Australia	$6,898,185	0.95%
United Kingdom	4,840,579	0.66%

Countries Rated NAIC – 2 or below
Mexico	$799,164	0.11%

Countries Rated NAIC – 3 or below	0	0

Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.

51

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2018

The Company’s 10 largest nonsovereign foreign issues and related percentages of total admitted assets are listed below:

NAIC Rating		Amount	Percentage of Assets
1	FEDERATION CENTRES LIMITED	$3,900,210	0.53%
2	CORBION NV	3,000,173	0.41%
2	INFINEON TECHNOLOGIES AG	2,999,980	0.41%
1FE	HSBC HOLDINGS PLC	2,943,409	0.40%
1FE	MIZUHO FINANCIAL GROUP INC	2,755,622	0.38%
1FE	BPCE SA	2,041,109	0.28%
1FE	SCENTRE GROUP	1,468,109	0.20%
1FE	KERRY GROUP PLC	1,387,673	0.19%
1FE	VODAFONE GROUP PLC	1,017,407	0.14%
1FE	BNP PARIBAS	998,007	0.14%

Question 11 is not applicable as the Company does not hold any Canadian investments.

Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.

The Company’s 10 largest equity interests and related percentages of total admitted assets are listed below:

Issuer	Amount	Percentage of Assets
Zurich American Life Insurance Company of New York	$20,847,028	2.86%

Question 14 is not applicable as the Company does not hold any investments in nonaffiliated, privately placed equity securities.

Question 15 is not applicable as the Company does not hold any investments in general partnership interests.

Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.

Question 18 is not applicable as the Company does not hold any real estate investments.

Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.

Question 20 is not applicable as the Company does not hold any investments in securities lending.

52

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2018

The Company holds the following amounts in securities lending arrangements as of:

Percentage of
Total Admitted
Date	Amount	Assets
March 31, 2018 (unaudited)	$—
June 30, 2018 (unaudited)	—
September 30, 2018 (unaudited)	—
December 31, 2018	—	0.00%

Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.

Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

53

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2018

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Zurich American Life Insurance Company and the Contract Owners of ZALICO Variable Annuity Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of each of the subaccounts of ZALICO Variable Annuity Separate Account indicated in the table below as of December 31, 2018 and the related statements of operations and of changes in contract owners’ equity for each of the periods indicated in the table below (other than subaccount JP Morgan Insurance Trust Intrepid MidCap which only includes a statement of changes in contract owners’ equity for the period from January 1, 2017 to May 19, 2017 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the ZALICO Variable Annuity Separate Account (other than subaccount JP Morgan Insurance Intrepid MidCap) as of December 31, 2018, and the results of each of their operations and changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Alger Balanced (1)	Fidelity VIP Asset Manager (1)
Alger Capital Appreciation (1)	Fidelity VIP Contrafund (1)
Alger Large Cap Growth 1-2 (1)	Fidelity VIP Equity Income (1)
Alger Mid Cap Growth 1-2 (1)	Fidelity VIP Growth (1)
Alger Small Cap Growth 1-2 (1)	Fidelity VIP Index 500 (1)
American Century VP Income & Growth (1)	Fidelity VIP Index 500 – SC (1)
American Century VP Value (1)	Franklin Mutual Global Discovery VIP Fund CL 2 (1)
DWS Bond VIP A (1)	Franklin Mutual Shares VIP Fund CL 2 (1)
DWS Capital Growth VIP (1)	Franklin Rising Dividends VIP Fund CL 2 (1)
DWS Capital Growth VIP B (1)	Franklin Small Cap Value VIP Fund CL 2 (1)
DWS Core Equity VIP A (1)	Franklin Strategic Income VIP Fund CL 2 (1)
DWS Core Equity VIP B (1)	Franklin U.S. Government Securities VIP Fund CL 2 (1)
DWS CROCI® International VIP A (1)	Templeton Developing Markets VIP Fund CL 2 (1)
DWS CROCI® International VIP B (1)	Invesco V.I. Diversified Dividend Fund Series I (1)
DWS Global Small Cap VIP A (1)	Invesco V.I. Health Care Fund (1)
DWS Global Equity A (1)	Invesco V.I. Global Real Estate Fund Series I (1)
DWS International Growth A (1)	Invesco V.I. Managed Volatility Fund Series I (1)
DWS International Growth B (1)	Janus Henderson Balanced Portfolio I-S (1)
DWS Global Income Builder VIP A (1)	Janus Henderson Enterprise Portfolio I-S (1)
DWS Government & Agency Securities VIP A (1)	Janus Henderson Forty Portfolio I-S (1)
DWS Government & Agency Securities VIP B (1)	Janus Henderson Global Research Portfolio I-S (1)
DWS Government Money Market VIP A (1)	Janus Henderson Research Portfolio I-S (1)
DWS High Income VIP A (1)	Janus Henderson Mid Cap Value Portfolio S-S (1)
DWS High Income VIP B (1)	JPMorgan Insurance Trust Core Bond (1)
DWS CROCI® US VIP A (1)	JP Morgan Insurance Trust Intrepid MidCap (2)
DWS CROCI® US VIP B (1)	JP Morgan Insurance Trust Mid Cap Value (1)
DWS Small Mid Cap Growth VIP A (1)	JP Morgan Insurance Trust Small Cap Core (1)
DWS Small Mid Cap Value VIP A (1)	JP Morgan Insurance Trust US Equity (1)
DWS Small Mid Cap Value VIP B (1)	Oppenheimer Capital Appreciation (1)
DWS Multisector Income VIP A (1)	Oppenheimer Discovery Mid Cap Growth Fund S-S (1)

DWS Equity 500 Index VIP A (1)	Oppenheimer Global Fund S-S (1)
DWS Equity 500 Index VIP B2 (1)	Oppenheimer Global Strategic Income VA (1)
Dreyfus I.P. Mid Cap Stock A (1)	Oppenheimer Main Street (1)
Dreyfus I.P. Mid Cap Stock SC (1)	Oppenheimer Main Street Small Cap Fund S-S (1)
The Dreyfus Sustainable U.S. Equity Portfolio Inc. 1-S (1)	PIMCO/PVIT International Bond (U.S. Dollar Hedged) (1)
The Dreyfus Sustainable U.S. Equity Portfolio Inc. S-S (1)	PIMCO Low Duration ADM (1)
Voya Global Equity Portfolio (1)
VY JPMorgan Emerging Markets Equity Portfolio Class I (1)

(1)	Statement of operations for the year ended December 31, 2018 and statements of changes in contract owners’ equity for the years ended December 31, 2018 and 2017
(2)	Statement of changes in contract owners’ equity for the period January 1, 2017 to May 19, 2017 (date of liquidation)

Basis for Opinions

These financial statements are the responsibility of the Zurich American Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the ZALICO Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the ZALICO Variable Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois
April 30, 2019

We have served as the auditor of one or more of the subaccounts in ZALICO Variable Annuity Separate Account since 1997.

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Alger Portfolios					American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.		Deutsche Variable Series I
	Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Income & Growth	American Century VP Value	DWS Bond VIP A	DWS Capital Growth VIP A
ASSETS
Investments in underlying portfolio funds, at fair value	$16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	18,988,617	150,113,764
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	18,988,617	150,113,764
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	18,988,617	150,113,764

Accumulation period	$16,183,877	38,617,139	9,974,992	7,989,210	6,299,378	8,431,876	9,798,392	18,973,417	149,633,421
Annuity period	—	1	—	—	2,359	—	11,947	15,200	480,343

Total Contract Owners’ Equity	$16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	18,988,617	150,113,764

Units Outstanding	896,719	1,434,948	92,868	134,943	70,538	600,968	536,766	1,927,942	4,968,036

Shares Owned in each Portfolio	1,183,897	567,315	193,953	408,655	268,960	934,798	980,054	3,582,757	5,504,722

Fair Value per Share	$13.67	68.07	51.43	19.55	23.43	9.02	10.01	5.30	27.27

See accompanying notes to financial statements

3

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Deutsche Variable Series I						Deutsche Variable Series II
	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS Global Equity A	DWS International Growth VIP A	DWS International Growth VIP B
ASSETS
Investments in underlying portfolio funds, at fair value	$186,694	43,559,110	79,119	12,422,400	28,885	21,917,833	24,335,997	12,256,321	52,319
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	186,694	43,559,110	79,119	12,422,400	28,885	21,917,833	24,335,997	12,256,321	52,319
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$186,694	43,559,110	79,119	12,422,400	28,885	21,917,833	24,335,997	12,256,321	52,319

Accumulation period	$186,694	43,554,026	79,119	12,411,682	28,885	21,917,833	24,309,204	12,256,321	52,319
Annuity period	—	5,084	—	10,718	—	—	26,793	—	—

Total Contract Owners’ Equity	$186,694	43,559,110	79,119	12,422,400	28,885	21,917,833	24,335,997	12,256,321	52,319

Units Outstanding	6,594	2,161,122	3,070	1,272,384	2,468	839,389	4,999,337	642,573	2,708

Shares Owned in each Portfolio	6,874	4,431,242	8,065	1,997,171	4,629	2,459,914	2,358,140	1,068,555	4,553

Fair Value per Share	$27.16	9.83	9.81	6.22	6.24	8.91	10.32	11.47	11.49

See accompanying notes to financial statements

4

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Deutsche Variable Series II
	DWS Global	DWS Government	DWS Government	DWS Government
	Income Builder	& Agency	& Agency	Money Market	DWS High Income	DWS High Income	DWS CROCI®	DWS CROCI®	DWS Small Mid
	VIP A	Securities VIP A	Securities VIP B	VIP A	VIP A	VIP B	U.S. VIP A	U.S. VIP B	Cap Growth VIP A
ASSETS
Investments in underlying portfolio funds, at fair value	$83,425,447	16,460,229	102,301	26,564,768	37,130,786	8,226	77,217,787	134,906	48,577,751
Dividends and other receivables	—	—	—	10,286	—	—	—	—	—

Total assets	83,425,447	16,460,229	102,301	26,575,055	37,130,786	8,226	77,217,787	134,906	48,577,751
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$83,425,447	16,460,229	102,301	26,575,055	37,130,786	8,226	77,217,787	134,906	48,577,751

Accumulation period	$82,906,960	16,248,244	102,301	26,540,777	36,863,960	8,226	77,170,468	134,906	48,555,057
Annuity period	518,487	211,985	—	34,278	266,826	—	47,319	—	22,694

Total Contract Owners’ Equity	$83,425,447	16,460,229	102,301	26,575,055	37,130,786	8,226	77,217,787	134,906	48,577,751

Units Outstanding	8,255,308	2,982,412	8,249	8,041,812	3,310,074	392	6,546,483	7,831	7,007,267

Shares Owned in each Portfolio	3,911,179	1,508,729	9,385	26,564,769	6,502,765	1,436	5,736,834	9,993	3,831,053

Fair Value per Share	$21.33	10.91	10.90	1.00	5.71	5.73	13.46	13.50	12.68

See accompanying notes to financial statements

5

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Deutsche Variable Series II			Deutsche Investments VIT Funds	Deutsche Investments VIT Funds	Dreyfus Investment Portfolios		The Dreyfus Sustainable U.S. Equity Fund	The Dreyfus Sustainable U.S. Equity Fund
								The Dreyfus	The Dreyfus
								Sustainable U.S.	Sustainable U.S.
	DWS Small Mid	DWS Small Mid	DWS Multisector	DWS Equity 500	DWS Equity 500	Dreyfus I.P. Mid	Dreyfus I.P. Mid	Equity Portfolio,	Equity Portfolio,
	Cap Value VIP A	Cap Value VIP B	Income VIP A	Index VIP A	Index VIP B2	Cap Stock A	Cap Stock SC	Inc. I-S	Inc. S-S
ASSETS
Investments in underlying portfolio funds, at fair value	$45,858,342	116,508	8,018,554	62,564,145	1,406	23,744,783	3,846,712	3,923,847	4,030
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	45,858,342	116,508	8,018,554	62,564,145	1,406	23,744,783	3,846,712	3,923,847	4,030
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$45,858,342	116,508	8,018,554	62,564,145	1,406	23,744,783	3,846,712	3,923,847	4,030

Accumulation period	$45,759,728	116,508	8,018,552	62,564,145	1,406	23,744,782	3,846,712	3,923,847	4,030
Annuity period	98,614	—	2	—	—	1	—	—	—

Total Contract Owners’ Equity	$45,858,342	116,508	8,018,554	62,564,145	1,406	23,744,783	3,846,712	3,923,847	4,030

Units Outstanding	5,346,726	4,252	539,767	2,884,581	71	830,757	136,969	158,596	183

Shares Owned in each Portfolio	3,755,802	9,550	859,438	3,310,272	74	1,413,380	230,204	127,688	133

Fair Value per Share	$12.21	12.20	9.33	18.90	18.90	16.80	16.71	30.73	30.30

See accompanying notes to financial statements

6

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Fidelity Variable Insurance Products Funds						Franklin Templeton Variable Insurance Products Trust
							Franklin Mutual	Franklin Mutual	Franklin Rising
	Fidelity VIP Asset	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Global Discovery	Shares VIP Fund	Dividends VIP
	Manager	Contrafund	Equity Income	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2
ASSETS
Investments in underlying portfolio funds, at fair value	$2,702,880	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	2,702,880	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$2,702,880	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157

Accumulation period	$2,702,880	56,657,725	17,093,578	26,035,037	59,858,502	1,877,745	13,244,771	3,363,431	6,536,793
Annuity period	—	99,932	8,852	19,586	53,291	—	5,559	—	15,364

Total Contract Owners’ Equity	$2,702,880	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157

Units Outstanding	65,359	724,866	275,859	223,867	187,624	6,453	451,188	150,611	226,798

Shares Owned in each Portfolio	197,579	1,766,500	839,589	412,779	237,312	7,526	781,730	193,301	261,668

Fair Value per Share	$13.68	32.13	20.37	63.12	252.46	249.51	16.96	17.40	25.04

See accompanying notes to financial statements

7

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Franklin Templeton
	Variable Insurance Products Trust				Invesco Variable Insurance Funds
			Franklin U.S.	Templeton	Invesco V.I.			Invesco V.I.
	Franklin Small	Franklin Strategic	Government	Developing	Diversified		Invesco V.I.	Managed	Janus Henderson
	Cap Value VIP	Income VIP Fund	Securities VIP	Markets VIP Fund	Dividend Fund	Invesco V.I.	Global Real Estate	Volatility Fund	Balanced Portfolio
	Fund CL 2	CL 2	Fund CL 2	CL 2	Series I	Health Care Fund	Fund Series I	Series I	I-S
ASSETS
Investments in underlying portfolio funds, at fair value	$4,180,798	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	4,180,798	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$4,180,798	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539

Accumulation period	$4,180,798	4,220,284	1,197,998	2,558,562	773,565	1,955,860	3,600,164	7,816,603	62,114,548
Annuity period	—	3,141	—	43,858	—	—	—	—	270,991

Total Contract Owners’ Equity	$4,180,798	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539

Units Outstanding	125,248	230,863	95,124	90,210	64,236	67,848	124,080	444,164	866,712

Shares Owned in each Portfolio	286,356	410,839	101,611	304,733	32,640	83,548	231,969	708,026	1,848,460

Fair Value per Share	$14.60	10.28	11.79	8.54	23.70	23.41	15.52	11.04	33.75

See accompanying notes to financial statements

8

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Janus			Janus		JPMorgan
	Henderson Series			Henderson Series		Insurance Trust
	Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Enterprise	Janus Henderson	Global Research	Research Portfolio	Mid Cap Value	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Portfolio I-S	Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S	Core Bond	Mid Cap Value	Small Cap Core	US Equity
ASSETS
Investments in underlying portfolio funds, at fair value	$48,339,763	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	48,339,763	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$48,339,763	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349

Accumulation period	$48,292,190	418,869	30,786,885	23,987,920	3,405,129	273,512	4,878,989	3,832,617	730,349
Annuity period	47,573	—	50,255	48,012	—	—	—	—	—

Total Contract Owners’ Equity	$48,339,763	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349

Units Outstanding	522,816	14,049	629,131	467,886	107,430	19,100	183,738	107,853	27,256

Shares Owned in each Portfolio	721,274	11,900	654,300	713,232	250,009	25,658	480,215	181,641	27,426

Fair Value per Share	$67.02	35.20	47.13	33.70	13.62	10.66	10.16	21.10	26.63

See accompanying notes to financial statements

9

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2018

	Oppenheimer						PIMCO	PIMCO	Voya	Voya
	Variable Account			Oppenheimer			Variable Insurance	Variable Insurance	Global Resources	Investors
	Funds			Variable Account Funds			Trust	Trust	Trust	Trust
		Oppenheimer					PIMCO PVIT			VY JPMorgan
	Oppenheimer	Discovery Mid		Oppenheimer		Oppenheimer	International Bond			Emerging Markets
	Capital	Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
	Appreciation	S-S	Global Fund S-S	Income VA	Main Street	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
ASSETS
Investments in underlying portfolio funds, at fair value	$1,302,139	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680
Dividends and other receivables	—	—	—	—	—	—	—	—	—	—

Total assets	1,302,139	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$1,302,139	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680

Accumulation period	$1,302,139	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,793,991	3,974,854
Annuity period	—	—	—	—	—	—	—	—	1,918	51,826

Total Contract Owners’ Equity	$1,302,139	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680

Units Outstanding	54,863	35,495	474,712	191,542	129,164	184,435	567	1,990	237,154	158,660

Shares Owned in each Portfolio	27,253	14,802	418,405	655,496	125,929	324,864	1,082	2,950	289,431	226,218

Fair Value per Share	$47.78	64.41	37.53	4.80	26.51	20.03	10.84	10.08	9.66	17.80

See accompanying notes to financial statements

10

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

						American Century Variable Portfolios,	American Century Variable Portfolios,
	Alger Portfolios					Inc.	Inc.
						American Century
		Alger Capital	Alger Large Cap	Alger Mid Cap	Alger Small Cap	VP Income &	American Century		DWS Capital
	Alger Balanced	Appreciation	Growth I-2	Growth I-2	Growth I-2	Growth	VP Value	DWS Bond VIP A	Growth VIP A
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$704,079	35,934	—	—	—	184,488	193,927	903,500	1,230,291
EXPENSES
Administrative, mortality and expense risk charges	245,872	607,091	148,708	132,147	91,439	130,232	159,116	280,065	2,374,851

Net investment income (loss)	$458,207	(571,157)	(148,708)	(132,147)	(91,439)	54,256	34,811	623,435	(1,144,560)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$475,375	322,234	427,443	1,002,465	(116,743)	450,334	1,327,817	(130,443)	7,480,095
Capital gain distributions	2,201,187	6,877,829	1,855,841	1,280,582	277,507	721,377	759	—	15,638,814

Net realized gain (loss) on investments	2,676,562	7,200,063	2,283,284	2,283,047	160,764	1,171,711	1,328,576	(130,443)	23,118,909
Change in unrealized appreciation (depreciation) of investments	(3,926,550)	(7,288,470)	(2,047,397)	(2,899,880)	(102,068)	(1,961,975)	(2,469,830)	(1,344,346)	(25,743,983)

Net realized and unrealized gain (loss) on investments	$(1,249,988)	(88,407)	235,887	(616,833)	58,696	(790,264)	(1,141,254)	(1,474,789)	(2,625,074)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(791,781)	(659,564)	87,179	(748,980)	(32,743)	(736,008)	(1,106,443)	(851,354)	(3,769,634)

11

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

	Deutsche Variable Series I					Deutsche Variable Series I
				DWS CROCI®	DWS CROCI®
	DWS Capital	DWS Core Equity	DWS Core Equity	International VIP	International VIP	DWS Global Small	DWS Global	DWS International	DWS International
	Growth VIP B	VIP A	VIP B	A	B	Cap VIP A	Equity A	Growth VIP A	Growth VIP B
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$979	889,875	1,297	157,347	259	77,917	213,940	146,344	448
EXPENSES
Administrative, mortality and expense risk charges	3,911	706,417	1,573	208,506	623	393,434	389,834	209,759	1,041

Net investment income (loss)	$(2,932)	183,458	(276)	(51,159)	(364)	(315,517)	(175,894)	(63,415)	(593)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$2,658	1,718,017	4,252	(311,942)	(447)	(794,652)	636,638	779,210	(72)
Capital gain distributions	18,799	13,280,499	23,089	—	—	3,671,244	—	—	—

Net realized gain (loss) on investments	21,457	14,998,516	27,341	(311,942)	(447)	2,876,592	636,638	779,210	(72)
Change in unrealized appreciation (depreciation) of investments	(25,543)	(18,402,444)	(33,597)	(1,997,238)	(4,762)	(8,604,227)	(3,881,723)	(3,425,870)	(11,087)

Net realized and unrealized gain (loss) on investments	$(4,086)	(3,403,928)	(6,256)	(2,309,180)	(5,209)	(5,727,635)	(3,245,085)	(2,646,660)	(11,159)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(7,018)	(3,220,470)	(6,532)	(2,360,339)	(5,573)	(6,043,152)	(3,420,979)	(2,710,075)	(11,752)

See accompanying notes to financial statements

12

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

	Deutsche							Deutsche
	Variable Series II							Variable Series II
	DWS Global	DWS Government	DWS Government	DWS Government
	Income Builder	& Agency	& Agency	Money Market	DWS High Income	DWS High Income	DWS CROCI®	DWS CROCI®	DWS Small Mid
	VIP A	Securities VIP A	Securities VIP B	VIP A	VIP A	VIP B	U.S. VIP A	U.S. VIP B	Cap Growth VIP A
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$3,687,757	487,914	2,437	340,537	3,431,006	706	2,278,151	3,316	—
EXPENSES
Administrative, mortality and expense risk charges	1,287,159	248,222	1,828	358,695	569,069	209	1,273,964	2,987	832,764

Net investment income (loss)	$2,400,598	239,692	609	(18,158)	2,861,937	497	1,004,187	329	(832,764)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$802,178	(251,637)	(1,294)	—	(461,400)	(577)	1,812,958	2,774	1,651,011
Capital gain distributions	8,929,537	—	—	—	—	—	6,522,753	10,830	19,472,475

Net realized gain (loss) on investments	9,731,715	(251,637)	(1,294)	—	(461,400)	(577)	8,335,711	13,604	21,123,486
Change in unrealized appreciation (depreciation) of investments	(20,543,256)	(172,253)	(1,033)	—	(3,942,538)	(350)	(19,730,406)	(33,201)	(28,790,323)

Net realized and unrealized gain (loss) on investments	$(10,811,541)	(423,890)	(2,327)	—	(4,403,938)	(927)	(11,394,695)	(19,597)	(7,666,837)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(8,410,943)	(184,198)	(1,718)	(18,158)	(1,542,001)	(430)	(10,390,508)	(19,268)	(8,499,601)

See accompanying notes to financial statements

13

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

				Deutsche	Deutsche	Dreyfus		The Dreyfus	The Dreyfus
				Investments VIT	Investments VIT	Investment		Sustainable U.S.	Sustainable U.S.
				Funds	Funds	Portfolios		Equity Fund	Equity Fund
								The Dreyfus	The Dreyfus
								Sustainable U.S.	Sustainable U.S.
	DWS Small Mid	DWS Small Mid	DWS Multisector	DWS Equity 500	DWS Equity 500	Dreyfus I.P. Mid	Dreyfus I.P. Mid	Equity Portfolio,	Equity Portfolio,
	Cap Value VIP A	Cap Value VIP B	Income VIP A	Index VIP A	Index VIP B2	Cap Stock A	Cap Stock SC	Inc. I-S	Inc. S-S
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$769,506	1,391	616,565	1,166,838	127	172,480	16,037	83,767	65
EXPENSES
Administrative, mortality and expense risk charges	779,258	2,668	120,130	986,531	119	414,313	62,760	63,633	78

Net investment income (loss)	$(9,752)	(1,277)	496,435	180,307	8	(241,833)	(46,723)	20,134	(13)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$1,889,099	1,911	(299,405)	1,443,382	1,978	279,673	51,965	(81,337)	16
Capital gain distributions	9,939,213	24,588	—	6,030,296	848	3,536,539	555,454	886,029	805

Net realized gain (loss) on investments	11,828,312	26,499	(299,405)	7,473,678	2,826	3,816,212	607,419	804,692	821
Change in unrealized appreciation (depreciation) of investments	(21,395,272)	(50,718)	(458,920)	(11,572,508)	(2,571)	(8,388,189)	(1,345,703)	(1,052,082)	(1,082)

Net realized and unrealized gain (loss) on investments	$(9,566,960)	(24,219)	(758,325)	(4,098,830)	255	(4,571,977)	(738,284)	(247,390)	(261)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(9,576,712)	(25,496)	(261,890)	(3,918,523)	263	(4,813,810)	(785,007)	(227,256)	(274)

See accompanying notes to financial statements

14

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

	Fidelity			Fidelity			Franklin Templeton
	Variable Insurance Products Funds			Variable Insurance Products Funds			Variable Insurance Products Trust
							Franklin Mutual	Franklin Mutual	Franklin Rising
	Fidelity VIP Asset	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Global Discovery	Shares VIP Fund	Dividends VIP
	Manager	Contrafund	Equity Income	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$49,765	460,282	437,023	71,096	1,252,917	32,755	360,362	91,763	92,322
EXPENSES
Administrative, mortality and expense risk charges	41,119	875,917	268,310	398,905	922,182	32,541	209,237	51,943	97,062

Net investment income (loss)	$8,646	(415,635)	168,713	(327,809)	330,735	214	151,125	39,820	(4,740)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$41,688	4,876,057	1,283,248	2,158,802	6,158,111	258,111	(83,718)	151,681	143,391
Capital gain distributions	105,980	5,771,196	962,739	4,058,885	338,039	10,609	190,924	142,886	447,159

Net realized gain (loss) on investments	147,668	10,647,253	2,245,987	6,217,687	6,496,150	268,720	107,206	294,567	590,550
Change in unrealized appreciation (depreciation) of investments	(348,293)	(14,724,233)	(4,253,349)	(6,159,013)	(10,394,561)	(376,872)	(2,133,904)	(718,016)	(987,587)

Net realized and unrealized gain (loss) on investments	$(200,625)	(4,076,980)	(2,007,362)	58,674	(3,898,411)	(108,152)	(2,026,698)	(423,449)	(397,037)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(191,979)	(4,492,615)	(1,838,649)	(269,135)	(3,567,676)	(107,938)	(1,875,573)	(383,629)	(401,777)

See accompanying notes to financial statements

15

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

	Franklin Templeton
	Variable Insurance Products Trust				Invesco Variable Insurance Funds
	Franklin Small	Franklin Strategic	Franklin U.S. Government	Templeton Developing	Invesco V.I. Diversified		Invesco V.I.	Invesco V.I. Managed	Janus Henderson
	Cap Value VIP	Income VIP Fund	Securities VIP	Markets VIP Fund	Dividend Fund	Invesco V.I.	Global Real Estate	Volatility Fund	Balanced Portfolio
	Fund CL 2	CL 2	Fund CL 2	CL 2	Series I	Health Care Fund	Fund Series I	Series I	I-S
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$44,757	130,076	32,454	27,405	20,496	—	145,003	155,681	1,444,436
EXPENSES
Administrative, mortality and expense risk charges	69,303	63,178	16,239	42,880	12,351	28,576	54,110	134,041	890,897

Net investment income (loss)	$(24,546)	66,898	16,215	(15,475)	8,145	(28,576)	90,893	21,640	553,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(33,529)	(56,304)	(19,617)	(8,087)	38,963	(166,492)	185,842	(65,527)	2,323,316
Capital gain distributions	762,217	—	—	—	29,428	265,141	45,345	314,106	1,844,793

Net realized gain (loss) on investments	728,688	(56,304)	(19,617)	(8,087)	68,391	98,649	231,187	248,579	4,168,109
Change in unrealized appreciation (depreciation) of investments	(1,386,914)	(174,552)	(8,563)	(538,495)	(154,005)	(70,781)	(619,077)	(1,394,303)	(4,961,096)

Net realized and unrealized gain (loss) on investments	$(658,226)	(230,856)	(28,180)	(546,582)	(85,614)	27,868	(387,890)	(1,145,724)	(792,987)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(682,772)	(163,958)	(11,965)	(562,057)	(77,469)	(708)	(296,997)	(1,124,084)	(239,448)

See accompanying notes to financial statements

16

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

	Janus		Janus			JPMorgan
	Henderson Series		Henderson Series			Insurance Trust
	Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Enterprise	Janus Henderson	Global Research	Research Portfolio	Mid Cap Value	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Portfolio I-S	Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S	Core Bond	Mid Cap Value	Small Cap Core	US Equity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$131,395	4,397	400,958	151,346	35,790	7,625	56,197	17,490	8,519
EXPENSES
Administrative, mortality and expense risk charges	733,128	5,788	477,546	372,377	54,817	4,425	77,795	63,121	12,702

Net investment income (loss)	$(601,733)	(1,391)	(76,588)	(221,031)	(19,027)	3,200	(21,598)	(45,631)	(4,183)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$3,618,623	(720)	2,065,621	1,407,942	44,930	(6,674)	320,068	179,901	51,437
Capital gain distributions	2,570,793	47,242	—	1,340,274	355,946	520	93,935	300,088	121,034

Net realized gain (loss) on investments	6,189,416	46,522	2,065,621	2,748,216	400,876	(6,154)	414,003	479,989	172,471
Change in unrealized appreciation (depreciation) of investments	(6,053,326)	(41,574)	(4,665,497)	(3,365,221)	(982,496)	(2,336)	(1,127,991)	(1,009,994)	(218,917)

Net realized and unrealized gain (loss) on investments	$136,090	4,948	(2,599,876)	(617,005)	(581,620)	(8,490)	(713,988)	(530,005)	(46,446)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(465,643)	3,557	(2,676,464)	(838,036)	(600,647)	(5,290)	(735,586)	(575,636)	(50,629)

See accompanying notes to financial statements

17

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2018

							PIMCO	PIMCO	Voya	Voya
	Oppenheimer						Variable Insurance	Variable Insurance	Global Resources	Investors
	Variable Account Funds						Trust	Trust	Trust	Trust
		Oppenheimer					PIMCO PVIT			VY JPMorgan
	Oppenheimer	Discovery Mid		Oppenheimer		Oppenheimer	International Bond			Emerging Markets
	Capital	Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
	Appreciation	S-S	Global Fund S-S	Income VA	Main Street	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
REVENUE
Dividend income	$—	—	147,998	159,283	35,361	4,707	185	677	146,375	38,824
EXPENSES
Administrative, mortality and expense risk charges	21,884	17,319	259,320	47,351	53,259	109,474	210	507	44,522	61,382

Net investment income (loss)	$(21,884)	(17,319)	(111,322)	111,932	(17,898)	(104,767)	(25)	170	101,853	(22,558)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$17,935	10,122	1,344,269	(95,317)	248,441	127,730	11	(212)	94,455	(60,125)
Capital gain distributions	123,824	191,232	1,380,358	—	344,575	1,027,414	45	—	—	—

Net realized gain (loss) on investments	141,759	201,354	2,724,627	(95,317)	593,016	1,155,144	56	(212)	94,455	(60,125)
Change in unrealized appreciation (depreciation) of investments	(219,029)	(261,752)	(5,298,304)	(224,228)	(921,260)	(1,885,315)	59	(350)	(516,114)	(793,166)

Net realized and unrealized gain (loss) on investments	$(77,270)	(60,398)	(2,573,677)	(319,545)	(328,244)	(730,171)	115	(562)	(421,659)	(853,291)

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(99,154)	(77,717)	(2,684,999)	(207,613)	(346,142)	(834,938)	90	(392)	(319,806)	(875,849)

See accompanying notes to financial statements

18

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

						American Century	American Century
						Variable Portfolios,	Variable Portfolios,
	Alger Portfolios					Inc.	Inc.
						American Century
		Alger Capital	Alger Large Cap	Alger Mid Cap	Alger Small Cap	VP Income &	American Century		DWS Capital
	Alger Balanced	Appreciation	Growth I-2	Growth I-2	Growth I-2	Growth	VP Value	DWS Bond VIP A	Growth VIP A
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$458,207	(571,157)	(148,708)	(132,147)	(91,439)	54,256	34,811	623,435	(1,144,560)
Net realized gain (loss) on investments	2,676,562	7,200,063	2,283,284	2,283,047	160,764	1,171,711	1,328,576	(130,443)	23,118,909
Change in unrealized appreciation (depreciation) of investments	(3,926,550)	(7,288,470)	(2,047,397)	(2,899,880)	(102,068)	(1,961,975)	(2,469,830)	(1,344,346)	(25,743,983)

Net increase (decrease) in contract owners’ equity resulting from operations	(791,781)	(659,564)	87,179	(748,980)	(32,743)	(736,008)	(1,106,443)	(851,354)	(3,769,634)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	120	107,670	127,947	72,764	179,407	151,111	164,736	228,284
Net transfer (to) from affiliate and subaccounts	582,094	1,706,725	731,890	168,323	579,519	(129,267)	(811,450)	(427,660)	(1,413,564)
Payments for redemptions	(959,326)	(1,952,630)	(1,016,351)	(1,221,300)	(523,170)	(804,619)	(1,378,907)	(2,114,259)	(13,375,334)
Guaranteed retirement income benefit, maintenance fees, and other fees	(40,435)	(103,654)	—	—	—	—	—	(28,680)	(238,453)
Annuity payout reserve adjustment	—	—	(314)	—	(1)	—	177	887	61,285

Net increase (decrease) from contract owners’ equity transactions	(417,667)	(349,439)	(177,105)	(925,030)	129,112	(754,479)	(2,039,069)	(2,404,976)	(14,737,782)

Total increase (decrease) in contract owners’ equity	(1,209,448)	(1,009,003)	(89,926)	(1,674,010)	96,369	(1,490,487)	(3,145,512)	(3,256,330)	(18,507,416)

CONTRACT OWNERS’ EQUITY
Beginning of period	17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180

End of period	$16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	18,988,617	150,113,764

See accompanying notes to financial statements

19

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

	Deutsche			Deutsche
	Variable Series I			Variable Series I
				DWS CROCI®	DWS CROCI®
	DWS Capital	DWS Core Equity	DWS Core Equity	International VIP	International VIP	DWS Global Small	DWS Global	DWS International	DWS International
	Growth VIP B	VIP A	VIP B	A	B	Cap VIP A	Equity A	Growth VIP A	Growth VIP B
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$(2,932)	183,458	(276)	(51,159)	(364)	(315,517)	(175,894)	(63,415)	(593)
Net realized gain (loss) on investments	21,457	14,998,516	27,341	(311,942)	(447)	2,876,592	636,638	779,210	(72)
Change in unrealized appreciation (depreciation) of investments	(25,543)	(18,402,444)	(33,597)	(1,997,238)	(4,762)	(8,604,227)	(3,881,723)	(3,425,870)	(11,087)

Net increase (decrease) in contract owners’ equity resulting from operations	(7,018)	(3,220,470)	(6,532)	(2,360,339)	(5,573)	(6,043,152)	(3,420,979)	(2,710,075)	(11,752)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	18,185	540	25,932	—	300	32,953	—	721
Net transfer (to) from affiliate and subaccounts	(10)	139,198	239	(636,720)	—	792	305,038	(167,438)	—
Payments for redemptions	(2,834)	(3,828,887)	(8,548)	(912,907)	(6)	(1,428,471)	(2,440,692)	(695,812)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(98,920)	—	(30,152)	—	(64,179)	(33,216)	(35,008)	—
Annuity payout reserve adjustment	—	414	—	860	—	—	1,545	—	—

Net increase (decrease) from contract owners’ equity transactions	(2,844)	(3,770,010)	(7,769)	(1,552,987)	(6)	(1,491,558)	(2,134,372)	(898,258)	721

Total increase (decrease) in contract owners’ equity	(9,862)	(6,990,480)	(14,301)	(3,913,326)	(5,579)	(7,534,710)	(5,555,351)	(3,608,333)	(11,031)

CONTRACT OWNERS’ EQUITY
Beginning of period	196,556	50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350

End of period	$186,694	43,559,110	79,119	12,422,400	28,885	21,917,833	24,335,997	12,256,321	52,319

See accompanying notes to financial statements

20

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

	Deutsche							Deutsche
	Variable Series II							Variable Series II
	DWS Global	DWS Government	DWS Government	DWS Government
	Income Builder	& Agency	& Agency	Money Market	DWS High Income	DWS High Income	DWS CROCI®	DWS CROCI®	DWS Small Mid
	VIP A	Securities VIP A	Securities VIP B	VIP A	VIP A	VIP B	U.S. VIP A	U.S. VIP B	Cap Growth VIP A
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$2,400,598	239,692	609	(18,158)	2,861,937	497	1,004,187	329	(832,764)
Net realized gain (loss) on investments	9,731,715	(251,637)	(1,294)	—	(461,400)	(577)	8,335,711	13,604	21,123,486
Change in unrealized appreciation (depreciation) of investments	(20,543,256)	(172,253)	(1,033)	—	(3,942,538)	(350)	(19,730,406)	(33,201)	(28,790,323)

Net increase (decrease) in contract owners’ equity resulting from operations	(8,410,943)	(184,198)	(1,718)	(18,158)	(1,542,001)	(430)	(10,390,508)	(19,268)	(8,499,601)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	488,215	55,582	1,260	163,284	148,752	—	128,717	—	190,298
Net transfer (to) from affiliate and subaccounts	(1,453,847)	(665,886)	130	3,443,880	(1,810,271)	74	(2,595,858)	31	1,850,425
Payments for redemptions	(10,508,535)	(1,841,181)	(8,030)	(5,303,483)	(4,405,028)	(7,040)	(5,796,955)	(9,612)	(4,094,675)
Guaranteed retirement income benefit, maintenance fees, and other fees	(26,597)	(23,475)	—	(28,487)	(29,004)	—	(181,372)	—	(91,971)
Annuity payout reserve adjustment	22,591	6,510	—	(2,500)	14,606	—	2,012	—	216

Net increase (decrease) from contract owners’ equity transactions	(11,478,173)	(2,468,450)	(6,640)	(1,727,306)	(6,080,945)	(6,966)	(8,443,456)	(9,581)	(2,145,707)

Total increase (decrease) in contract owners’ equity	(19,889,116)	(2,652,648)	(8,358)	(1,745,464)	(7,622,946)	(7,396)	(18,833,964)	(28,849)	(10,645,308)

CONTRACT OWNERS’ EQUITY
Beginning of period	103,314,563	19,112,877	110,659	28,320,518	44,753,732	15,622	96,051,751	163,755	59,223,059

End of period	$83,425,447	16,460,229	102,301	26,575,055	37,130,786	8,226	77,217,787	134,906	48,577,751

See accompanying notes to financial statements

21

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

				Deutsche	Deutsche	Dreyfus		The Dreyfus	The Dreyfus
				Investments VIT	Investments VIT	Investment		Sustainable U.S.	Sustainable U.S.
				Funds	Funds	Portfolios		Equity Fund	Equity Fund
								The Dreyfus	The Dreyfus
								Sustainable U.S.	Sustainable U.S.
	DWS Small Mid	DWS Small Mid	DWS Multisector	DWS Equity 500	DWS Equity 500	Dreyfus I.P. Mid	Dreyfus I.P. Mid	Equity Portfolio,	Equity Portfolio,
	Cap Value VIP A	Cap Value VIP B	Income VIP A	Index VIP A	Index VIP B2	Cap Stock A	Cap Stock SC	Inc. I-S	Inc. S-S
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$(9,752)	(1,277)	496,435	180,307	8	(241,833)	(46,723)	20,134	(13)
Net realized gain (loss) on investments	11,828,312	26,499	(299,405)	7,473,678	2,826	3,816,212	607,419	804,692	821
Change in unrealized appreciation (depreciation) of investments	(21,395,272)	(50,718)	(458,920)	(11,572,508)	(2,571)	(8,388,189)	(1,345,703)	(1,052,082)	(1,082)

Net increase (decrease) in contract owners’ equity resulting from operations	(9,576,712)	(25,496)	(261,890)	(3,918,523)	263	(4,813,810)	(785,007)	(227,256)	(274)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	255,952	—	—	5,750	—	5,985	137,942	20,249	—
Net transfer (to) from affiliate and subaccounts	(1,196,040)	(17)	(133,059)	339,355	221	(1,343,585)	(85,127)	(451,432)	55
Payments for redemptions	(4,527,414)	(3,760)	(820,294)	(4,779,601)	(8,585)	(1,693,235)	(407,768)	(228,012)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	(79,303)	—	(18,252)	(169,585)	—	(69,265)	—	(4,746)	—
Annuity payout reserve adjustment	1,647	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(5,545,158)	(3,777)	(971,605)	(4,604,081)	(8,364)	(3,100,100)	(354,953)	(663,941)	55

Total increase (decrease) in contract owners’ equity	(15,121,870)	(29,273)	(1,233,495)	(8,522,604)	(8,101)	(7,913,910)	(1,139,960)	(891,197)	(219)

CONTRACT OWNERS’ EQUITY
Beginning of period	60,980,212	145,781	9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249

End of period	$45,858,342	116,508	8,018,554	62,564,145	1,406	23,744,783	3,846,712	3,923,847	4,030

See accompanying notes to financial statements

22

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

	Fidelity			Fidelity			Franklin Templeton
	Variable Insurance Products Funds			Variable Insurance Products Funds			Variable Insurance Products
							Franklin Mutual	Franklin Mutual	Franklin Rising
	Fidelity VIP Asset	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Global Discovery	Shares VIP Fund	Dividends VIP
	Manager	Contrafund	Equity Income	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$8,646	(415,635)	168,713	(327,809)	330,735	214	151,125	39,820	(4,740)
Net realized gain (loss) on investments	147,668	10,647,253	2,245,987	6,217,687	6,496,150	268,720	107,206	294,567	590,550
Change in unrealized appreciation (depreciation) of investments	(348,293)	(14,724,233)	(4,253,349)	(6,159,013)	(10,394,561)	(376,872)	(2,133,904)	(718,016)	(987,587)

Net increase (decrease) in contract owners’ equity resulting from operations	(191,979)	(4,492,615)	(1,838,649)	(269,135)	(3,567,676)	(107,938)	(1,875,573)	(383,629)	(401,777)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	15,255	1,053,004	188,712	544,977	869,816	10,730	326,620	70,410	92,968
Net transfer (to) from affiliate and subaccounts	(263,637)	(1,043,753)	(692,539)	618,993	(2,467,063)	(47,702)	(766,005)	256,569	(106,821)
Payments for redemptions	(317,698)	(6,772,431)	(2,416,455)	(2,949,383)	(6,440,507)	(356,760)	(1,757,668)	(611,337)	(823,878)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	6,857	(9,268)	957	3,061	—	791	—	1,589

Net increase (decrease) from contract owners’ equity transactions	(566,080)	(6,756,323)	(2,929,550)	(1,784,456)	(8,034,693)	(393,732)	(2,196,262)	(284,358)	(836,142)

Total increase (decrease) in contract owners’ equity	(758,059)	(11,248,938)	(4,768,199)	(2,053,591)	(11,602,369)	(501,670)	(4,071,835)	(667,987)	(1,237,919)

CONTRACT OWNERS’ EQUITY
Beginning of period	3,460,939	68,006,595	21,870,629	28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076

End of period	$2,702,880	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157

See accompanying notes to financial statements

23

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

	Franklin Templeton
	Variable Insurance Products Trust				Invesco Variable Insurance Funds
			Franklin U.S.	Templeton	Invesco V.I.			Invesco V.I.
	Franklin Small	Franklin Strategic	Government	Developing	Diversified		Invesco V.I.	Managed	Janus Henderson
	Cap Value VIP	Income VIP Fund	Securities VIP	Markets VIP Fund	Dividend Fund	Invesco V.I.	Global Real Estate	Volatility Fund	Balanced Portfolio
	Fund CL 2	CL 2	Fund CL 2	CL 2	Series I	Health Care Fund	Fund Series I	Series I	I-S
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$(24,546)	66,898	16,215	(15,475)	8,145	(28,576)	90,893	21,640	553,539
Net realized gain (loss) on investments	728,688	(56,304)	(19,617)	(8,087)	68,391	98,649	231,187	248,579	4,168,109
Change in unrealized appreciation (depreciation) of investments	(1,386,914)	(174,552)	(8,563)	(538,495)	(154,005)	(70,781)	(619,077)	(1,394,303)	(4,961,096)

Net increase (decrease) in contract owners’ equity resulting from operations	(682,772)	(163,958)	(11,965)	(562,057)	(77,469)	(708)	(296,997)	(1,124,084)	(239,448)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	81,301	84,055	19,685	68,901	5,804	28,669	53,473	19,153	596,169
Net transfer (to) from affiliate and subaccounts	(87,128)	(403,723)	(213,808)	(172,799)	(14,548)	(31,930)	(189,662)	(676,091)	1,076,362
Payments for redemptions	(480,179)	(513,964)	(37,580)	(434,712)	(220,197)	(202,646)	(504,446)	(947,086)	(6,872,394)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(3)	—	—	—	(15,971)	—
Annuity payout reserve adjustment	—	555	—	681	—	—	—	—	14,056

Net increase (decrease) from contract owners’ equity transactions	(486,006)	(833,077)	(231,703)	(537,932)	(228,941)	(205,907)	(640,635)	(1,619,995)	(5,185,807)

Total increase (decrease) in contract owners’ equity	(1,168,778)	(997,035)	(243,668)	(1,099,989)	(306,410)	(206,615)	(937,632)	(2,744,079)	(5,425,255)

CONTRACT OWNERS’ EQUITY
Beginning of period	5,349,576	5,220,460	1,441,666	3,702,409	1,079,975	2,162,475	4,537,796	10,560,682	67,810,794

End of period	$4,180,798	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539

See accompanying notes to financial statements

24

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

	Janus			Janus		JPMorgan
	Henderson Series			Henderson Series		Insurance Trust
	Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Enterprise	Janus Henderson	Global Research	Research Portfolio	Mid Cap Value	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Portfolio I-S	Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S	Core Bond	Mid Cap Value	Small Cap Core	US Equity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$(601,733)	(1,391)	(76,588)	(221,031)	(19,027)	3,200	(21,598)	(45,631)	(4,183)
Net realized gain (loss) on investments	6,189,416	46,522	2,065,621	2,748,216	400,876	(6,154)	414,003	479,989	172,471
Change in unrealized appreciation (depreciation) of investments	(6,053,326)	(41,574)	(4,665,497)	(3,365,221)	(982,496)	(2,336)	(1,127,991)	(1,009,994)	(218,917)

Net increase (decrease) in contract owners’ equity resulting from operations	(465,643)	3,557	(2,676,464)	(838,036)	(600,647)	(5,290)	(735,586)	(575,636)	(50,629)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	390,722	—	364,267	207,676	55,725	5,106	65,209	78,087	12,615
Net transfer (to) from affiliate and subaccounts	(299,335)	67,002	(194,730)	(142,177)	(94,350)	(917)	2,718	117,798	30,415
Payments for redemptions	(5,822,959)	(4,939)	(3,076,127)	(2,694,938)	(278,769)	(59,672)	(730,707)	(404,056)	(337,222)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(107)	—	—	—	—	—	—	—
Annuity payout reserve adjustment	1,369	—	1,020	1,815	—	—	—	(10,670)	—

Net increase (decrease) from contract owners’ equity transactions	(5,730,203)	61,956	(2,905,570)	(2,627,624)	(317,394)	(55,483)	(662,780)	(218,841)	(294,192)

Total increase (decrease) in contract owners’ equity	(6,195,846)	65,513	(5,582,034)	(3,465,660)	(918,041)	(60,773)	(1,398,366)	(794,477)	(344,821)

CONTRACT OWNERS’ EQUITY
Beginning of period	54,535,609	353,356	36,419,174	27,501,592	4,323,170	334,285	6,277,355	4,627,094	1,075,170

End of period	$48,339,763	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349

See accompanying notes to financial statements

25

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2018

							PIMCO	PIMCO	Voya	Voya
	Oppenheimer						Variable Insurance	Variable Insurance	Global Resources	Investors
	Variable Account Funds						Trust	Trust	Trust	Trust
		Oppenheimer					PIMCO PVIT			VY JPMorgan
	Oppenheimer	Discovery Mid		Oppenheimer		Oppenheimer	International Bond			Emerging Markets
	Capital	Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
	Appreciation	S-S	Global Fund S-S	Income VA	Main Street	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS
Net investment income (loss)	$(21,884)	(17,319)	(111,322)	111,932	(17,898)	(104,767)	(25)	170	101,853	(22,558)
Net realized gain (loss) on investments	141,759	201,354	2,724,627	(95,317)	593,016	1,155,144	56	(212)	94,455	(60,125)
Change in unrealized appreciation (depreciation) of investments	(219,029)	(261,752)	(5,298,304)	(224,228)	(921,260)	(1,885,315)	59	(350)	(516,114)	(793,166)

Net increase (decrease) in contract owners’ equity resulting from operations	(99,154)	(77,717)	(2,684,999)	(207,613)	(346,142)	(834,938)	90	(392)	(319,806)	(875,849)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	16,069	18,859	301,887	72,200	49,253	137,105	—	—	37,427	28,712
Net transfer (to) from affiliate and subaccounts	(15,225)	(92,834)	77,441	(89,481)	(125,569)	(149,025)	(2,975)	(6,105)	(106,566)	141,519
Payments for redemptions	(303,248)	(236,747)	(2,314,782)	(546,259)	(412,422)	(1,014,177)	(1)	—	(508,264)	(378,208)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	(4)	(14)	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	404	1,017

Net increase (decrease) from contract owners’ equity transactions	(302,404)	(310,722)	(1,935,454)	(563,540)	(488,738)	(1,026,097)	(2,980)	(6,119)	(576,999)	(206,960)

Total increase (decrease) in contract owners’ equity	(401,558)	(388,439)	(4,620,453)	(771,153)	(834,880)	(1,861,035)	(2,890)	(6,511)	(896,805)	(1,082,809)

CONTRACT OWNERS’ EQUITY
Beginning of period	1,703,697	1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,692,714	5,109,489

End of period	$1,302,139	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680

See accompanying notes to financial statements

26

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

						American Century	American Century
						Variable Portfolios,	Variable
	Alger Portfolios					Inc.	Portfolios, Inc.
						American Century
		Alger Capital	Alger Large Cap	Alger Mid Cap	Alger Small Cap	VP Income &	American Century		DWS Capital	DWS Capital
	Alger Balanced	Appreciation	Growth I-2	Growth I-2	Growth I-2	Growth	VP Value	DWS Bond VIP A	Growth VIP A	Growth VIP B
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$181,649	(738,129)	(129,356)	(120,459)	(78,465)	96,181	38,232	299,848	(1,177,149)	(2,561)
Net realized gain (loss) on investments	2,715,056	9,194,551	1,540,603	736,285	(455,558)	870,575	1,297,209	42,392	34,109,768	16,339
Change in unrealized appreciation (depreciation) of investments	(186,015)	6,340,603	843,550	1,570,468	1,950,852	692,598	(433,053)	808,618	8,460,056	24,173

Net increase (decrease) in contract owners’ equity resulting from operations	2,710,690	14,797,025	2,254,797	2,186,294	1,416,829	1,659,354	902,388	1,150,858	41,392,675	37,951

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	100	8,190	298,239	226,983	93,886	173,063	544,930	126,653	352,823	—
Net transfer (to) from affiliate and subaccounts	(13,831)	(10,991,931)	(170,187)	226,552	(299,691)	(78,375)	(198,972)	673,390	(8,570,425)	(2)
Payments for redemptions	(6,800,632)	(21,603,314)	(1,049,765)	(879,600)	(523,486)	(1,410,334)	(2,008,777)	(7,392,401)	(48,766,026)	(4,022)
Guaranteed retirement income benefit, maintenance fees, and other fees	(48,569)	(128,487)	—	—	—	—	—	(37,401)	(274,802)	—
Annuity payout reserve adjustment	—	—	311	—	—	—	25	134	(3,621)	—

Net increase (decrease) from contract owners’ equity transactions	(6,862,932)	(32,715,542)	(921,402)	(426,065)	(729,291)	(1,315,646)	(1,662,794)	(6,629,625)	(57,262,051)	(4,024)

Total increase (decrease) in contract owners’ equity	(4,152,242)	(17,918,517)	1,333,395	1,760,229	687,538	343,708	(760,406)	(5,478,767)	(15,869,376)	33,927

CONTRACT OWNERS’ EQUITY
Beginning of period	21,545,569	57,544,661	8,731,523	7,902,992	5,517,830	9,578,655	13,716,256	27,723,713	184,490,555	162,622

End of period	$17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180	196,556

See accompanying notes to financial statements

27

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	Deutsche				Deutsche				Deutsche
	Variable Series I				Variable Series I				Variable Series II
			DWS CROCI®	DWS CROCI®					DWS Global	DWS Government
	DWS Core Equity	DWS Core Equity	International VIP	International VIP	DWS Global	DWS Global	DWS International	DWS International	Income Builder	& Agency
	VIP A	VIP B	A	B	Small Cap VIP A	Equity VIP A	Growth VIP A	Growth VIP B	VIP A	Securities VIP A
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$(80,302)	(714)	1,214,049	1,540	(491,959)	(277,616)	(182,564)	(891)	1,838,375	321,200
Net realized gain (loss) on investments	12,119,507	5,981	(1,193,136)	(449)	1,249,947	2,303,135	2,511,904	(99)	2,552,798	(905,885)
Change in unrealized appreciation (depreciation) of investments	(1,998,002)	9,019	3,695,930	4,534	5,065,993	4,636,166	1,550,753	12,254	10,368,845	687,846

Net increase (decrease) in contract owners’ equity resulting from operations	10,041,203	14,286	3,716,843	5,625	5,823,981	6,661,685	3,880,093	11,264	14,760,018	103,161

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	77,077	3,600	6,049	—	8,300	59,962	300	4,201	302,425	104,393
Net transfer (to) from affiliate and subaccounts	(1,038,161)	457	958,419	—	(2,739,395)	(742,783)	(89,834)	600	(903,643)	136,805
Payments for redemptions	(17,072,473)	—	(8,019,978)	(10)	(10,262,139)	(7,884,942)	(5,699,139)	—	(16,671,053)	(8,782,174)
Guaranteed retirement income benefit, maintenance fees, and other fees	(112,860)	—	(41,863)	—	(79,566)	(41,434)	(42,350)	—	(33,268)	(33,270)
Annuity payout reserve adjustment	44	—	15	—	—	(9,829)	—	—	(26,531)	984

Net increase (decrease) from contract owners’ equity transactions	(18,146,373)	4,057	(7,097,358)	(10)	(13,072,800)	(8,619,026)	(5,831,023)	4,801	(17,332,070)	(8,573,262)

Total increase (decrease) in contract owners’ equity	(8,105,170)	18,343	(3,380,515)	5,615	(7,248,819)	(1,957,341)	(1,950,930)	16,065	(2,572,052)	(8,470,101)

CONTRACT OWNERS’ EQUITY
Beginning of period	58,654,762	75,076	19,716,241	28,850	36,701,362	31,848,689	17,815,584	47,287	105,886,617	27,582,979

End of period	$50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350	103,314,563	19,112,877

See accompanying notes to financial statements

28

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	Deutsche
	Variable Series II
	DWS Government	DWS Government					DWS Small Mid
	& Agency	Money Market	DWS High Income	DWS High Income	DWS CROCI®	DWS CROCI®	Cap Growth VIP	DWS Small Mid	DWS Small Mid
	Securities VIP B	Portfolio A	VIP A	VIP B	U.S. VIP A	U.S. VIP B	A	Cap Value VIP A	Cap Value VIP B
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$421	(304,452)	2,455,553	572	224,247	(1,121)	(935,816)	(441,167)	(2,149)
Net realized gain (loss) on investments	(647)	—	(132,699)	(24)	8,316,893	1,165	12,320,531	13,853,719	6,490
Change in unrealized appreciation (depreciation) of investments	(280)	—	781,143	263	13,282,213	27,669	1,995,244	(7,289,420)	6,741

Net increase (decrease) in contract owners’ equity resulting from operations	(506)	(304,452)	3,103,997	811	21,823,353	27,713	13,379,959	6,123,132	11,082

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	9,000	377,670	186,641	—	116,411	—	217,287	360,271	—
Net transfer (to) from affiliate and subaccounts	(253)	15,672,006	(1,850,143)	294	(4,415,848)	453	(7,159,542)	(4,037,663)	(4)
Payments for redemptions	(6,533)	(22,148,566)	(10,224,458)	(2,010)	(34,262,331)	(4,237)	(21,836,659)	(22,235,196)	(6,743)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(41,329)	(40,129)	—	(229,880)	—	(119,958)	(113,169)	—
Annuity payout reserve adjustment	—	696	1,326	—	215	—	(14,532)	265	—

Net increase (decrease) from contract owners’ equity transactions	2,214	(6,139,523)	(11,926,763)	(1,716)	(38,791,433)	(3,784)	(28,913,404)	(26,025,492)	(6,747)

Total increase (decrease) in contract owners’ equity	1,708	(6,443,975)	(8,822,766)	(905)	(16,968,080)	23,929	(15,533,445)	(19,902,360)	4,335

CONTRACT OWNERS’ EQUITY
Beginning of period	108,951	34,764,502	53,576,498	16,529	113,019,829	139,826	74,756,502	80,882,572	141,446

End of period	$110,659	28,320,518	44,753,732	15,622	96,051,751	163,755	59,223,059	60,980,212	145,781

See accompanying notes to financial statements

29

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

		Deutsche	Deutsche	Dreyfus		The Dreyfus	The Dreyfus
		Investments VIT	Investments VIT	Investment		Sustainable U.S.	Sustainable U.S.	Fidelity
		Funds	Funds	Portfolios		Equity Fund	Equity Fund	Variable Insurance Products Funds
						The Dreyfus	The Dreyfus
						Sustainable U.S.	Sustainable U.S.
	DWS Multisector	DWS Equity 500	DWS Equity 500	Dreyfus I.P. Mid	Dreyfus I.P. Mid	Equity Portfolio,	Equity Portfolio,	Fidelity VIP Asset	Fidelity VIP	Fidelity VIP
	Income VIP A	Index VIP A	Index VIP B2	Cap Stock A	Cap Stock SC	Inc. I-S	Inc. S-S	Manager	Contrafund	Equity Income
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$(65,202)	465,319	(41)	(89,126)	(23,264)	(8,174)	(35)	17,595	(213,436)	76,223
Net realized gain (loss) on investments	(1,192,193)	18,498,383	486	7,764,340	186,284	276,497	284	471,608	6,953,190	296,823
Change in unrealized appreciation (depreciation) of investments	1,940,640	(2,731,227)	1,036	(2,909,853)	442,287	424,986	235	(89,308)	5,338,051	1,970,299

Net increase (decrease) in contract owners’ equity resulting from operations	683,245	16,232,475	1,481	4,765,361	605,307	693,309	484	399,895	12,077,805	2,343,345

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	16,650	—	—	162,435	21,013	—	19,948	932,063	516,746
Net transfer (to) from affiliate and subaccounts	(54,188)	(2,924,881)	340	(4,167,877)	62,773	(255,638)	54	23,961	(35,317)	(304,923)
Payments for redemptions	(5,154,892)	(36,208,492)	—	(14,072,393)	(238,910)	(1,035,757)	—	(243,456)	(6,860,261)	(2,809,545)
Guaranteed retirement income benefit, maintenance fees, and other fees	(27,230)	(213,985)	—	(93,650)	—	(6,403)	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	922	152

Net increase (decrease) from contract owners’ equity transactions	(5,236,310)	(39,330,708)	340	(18,333,920)	(13,702)	(1,276,785)	54	(199,547)	(5,962,593)	(2,597,570)

Total increase (decrease) in contract owners’ equity	(4,553,065)	(23,098,233)	1,821	(13,568,559)	591,605	(583,476)	538	200,348	6,115,212	(254,225)

CONTRACT OWNERS’ EQUITY
Beginning of period	13,805,114	94,184,981	7,687	45,227,254	4,395,069	5,398,520	3,710	3,260,591	61,891,383	22,124,855

End of period	$9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249	3,460,939	68,006,595	21,870,629

See accompanying notes to financial statements

30

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	Fidelity			Franklin Templeton					Franklin Templeton
	Variable Insurance Products Funds			Variable Insurance Products Trust					Variable Insurance Products Trust
									Franklin U.S.	Templeton
				Franklin Mutual Franklin Mutual		Franklin Rising	Franklin Small	Franklin Strategic	Government	Developing
	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Global Discovery	Shares VIP Fund	Dividends VIP	Cap Value VIP	Income VIP Fund	Securities VIP	Markets VIP Fund
	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2	Fund CL 2	CL 2	Fund CL 2	CL 2
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$(297,184)	315,241	540	78,052	36,827	17,841	(45,068)	85,275	14,896	(11,566)
Net realized gain (loss) on investments	4,307,097	5,572,868	351,524	1,351,023	488,253	558,436	590,231	(129,174)	(21,290)	(97,854)
Change in unrealized appreciation (depreciation) of investments	3,464,931	6,519,826	82,709	(183,783)	(232,416)	775,979	(91,213)	217,258	6,789	1,171,140

Net increase (decrease) in contract owners’ equity resulting from operations	7,474,844	12,407,935	434,773	1,245,292	292,664	1,352,256	453,950	173,359	395	1,061,720

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	294,060	891,384	15,478	339,629	170,935	134,105	162,151	151,175	18,538	57,546
Net transfer (to) from affiliate and subaccounts	360,193	569,799	(87,305)	(550,493)	(189,181)	(595,175)	(168,162)	262,893	247,573	108,645
Payments for redemptions	(3,195,269)	(6,779,159)	(492,909)	(1,625,884)	(789,453)	(919,846)	(865,179)	(1,088,635)	(337,236)	(319,825)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—	(4)
Annuity payout reserve adjustment	105	285	—	129	—	194	—	(12)	—	106

Net increase (decrease) from contract owners’ equity transactions	(2,540,911)	(5,317,691)	(564,736)	(1,836,619)	(807,699)	(1,380,722)	(871,190)	(674,579)	(71,125)	(153,532)

Total increase (decrease) in contract owners’ equity	4,933,933	7,090,244	(129,963)	(591,327)	(515,035)	(28,466)	(417,240)	(501,220)	(70,730)	908,188

CONTRACT OWNERS’ EQUITY
Beginning of period	23,174,280	64,423,915	2,509,380	17,913,492	4,546,452	7,818,544	5,766,814	5,721,679	1,512,399	2,794,221

End of period	$28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076	5,349,576	5,220,460	1,441,666	3,702,409

See accompanying notes to financial statements

31

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

					Janus			Janus
	Invesco Variable Insurance Funds				Henderson Series			Henderson Series
				Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Managed	Janus Henderson	Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Diversified	Global Health	Global Real Estate	Volatility Fund	Balanced Portfolio	Enterprise	Janus Henderson	Global Research	Research Portfolio	Mid Cap Value
	Dividend Fund	Care Fund Series I	Fund Series I	Series I	I-S	Portfolio I-S	Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$3,054	(22,538)	80,694	(20,528)	184,019	(551,242)	(4,983)	(183,593)	(249,778)	(30,613)
Net realized gain (loss) on investments	152,399	(75,284)	260,283	(1,139,552)	1,563,886	7,563,897	17,637	2,713,484	1,901,320	177,566
Change in unrealized appreciation (depreciation) of investments	(74,486)	418,189	156,465	2,288,477	8,486,616	4,730,802	66,743	5,355,654	4,455,013	329,505

Net increase (decrease) in contract owners’ equity resulting from operations	80,967	320,367	497,442	1,128,397	10,234,521	11,743,457	79,397	7,885,545	6,106,555	476,458

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	14,501	38,108	92,865	28,054	1,367,029	459,778	—	462,595	204,892	66,357
Net transfer (to) from affiliate and subaccounts	(233,917)	20,653	(98,328)	(365,314)	(293,353)	118,066	(8,230)	(732,205)	(273,781)	64,259
Payments for redemptions	(104,220)	(513,059)	(494,268)	(5,024,661)	(7,072,188)	(5,122,705)	(226)	(4,102,358)	(3,198,405)	(273,039)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(24,296)	—	—	(129)	—	—	—
Annuity payout reserve adjustment	—	—	—	—	1,794	152	—	77	222	—

Net increase (decrease) from contract owners’ equity transactions	(323,636)	(454,298)	(499,731)	(5,386,217)	(5,996,718)	(4,544,709)	(8,585)	(4,371,891)	(3,267,072)	(142,423)

Total increase (decrease) in contract owners’ equity	(242,669)	(133,931)	(2,289)	(4,257,820)	4,237,803	7,198,748	70,812	3,513,654	2,839,483	334,035

CONTRACT OWNERS’ EQUITY
Beginning of period	1,322,645	2,296,407	4,540,083	14,818,501	63,572,991	47,336,861	282,542	32,905,518	24,662,107	3,989,132

End of period	$1,079,975	2,162,475	4,537,796	10,560,682	67,810,794	54,535,609	353,356	36,419,174	27,501,592	4,323,170

See accompanying notes to financial statements

32

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	JPMorgan					Oppenheimer
	Insurance Trust					Variable Account Funds
							Oppenheimer
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan	Oppenheimer	Discovery Mid		Oppenheimer
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Capital	Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer
	Core Bond	Intrepid MidCap	Mid Cap Value	Small Cap Core	US Equity	Appreciation	S-S	Global Fund S-S	Income VA	Main Street
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to	to	to	to	to	to
	12/31/2017	5/19/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$4,096	(16,254)	(36,028)	(45,892)	(3,552)	(21,856)	(16,194)	(111,647)	23,422	(13,976)
Net realized gain (loss) on investments	(16,700)	14,843	1,426,681	385,925	59,234	203,667	144,649	916,183	(52,401)	505,338
Change in unrealized appreciation (depreciation) of investments	20,986	151,497	(639,753)	232,205	126,384	175,461	156,285	4,706,891	217,830	111,557

Net increase (decrease) in contract owners’ equity resulting from operations	8,382	150,086	750,900	572,238	182,066	357,272	284,740	5,511,427	188,851	602,919

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,431	33,488	165,691	106,040	46,111	41,160	20,077	266,987	149,340	63,164
Net transfer (to) from affiliate and subaccounts	(156,822)	(3,540,979)	(694,192)	(219,726)	134,063	39,904	80,069	(85,834)	(52,830)	(45,598)
Payments for redemptions	(89,513)	(94,793)	(996,768)	(490,908)	(95,116)	(256,100)	(140,011)	(2,295,941)	(691,144)	(716,986)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	71	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(240,904)	(3,602,284)	(1,525,269)	(604,523)	85,058	(175,036)	(39,865)	(2,114,788)	(594,634)	(699,420)

Total increase (decrease) in contract owners’ equity	(232,522)	(3,452,198)	(774,369)	(32,285)	267,124	182,236	244,875	3,396,639	(405,783)	(96,501)

CONTRACT OWNERS’ EQUITY
Beginning of period	566,808	3,452,197	7,051,724	4,659,378	808,043	1,521,458	1,096,952	16,926,563	4,323,315	4,269,764

End of period	$334,285	—	6,277,355	4,627,094	1,075,170	1,703,697	1,341,825	20,323,203	3,917,532	4,173,264

See accompanying notes to financial statements

33

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

		PIMCO	PIMCO	Voya	Voya
		Variable Insurance	Variable Insurance	Global Resources	Investors
		Trust	Trust	Trust	Trust
		PIMCO PVIT			VY JPMorgan
	Oppenheimer	International Bond			Emerging Markets
	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
OPERATIONS
Net investment income (loss)	$(56,714)	479	(25)	28,138	(29,448)
Net realized gain (loss) on investments	888,993	56	5	38,088	(60,669)
Change in unrealized appreciation (depreciation) of investments	117,641	(347)	(5)	635,267	1,644,959

Net increase (decrease) in contract owners’ equity resulting from operations	949,920	188	(25)	701,493	1,554,842

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	140,832	—	—	66,817	54,152
Net transfer (to) from affiliate and subaccounts	267,159	(576)	79	(68,546)	(44,514)
Payments for redemptions	(829,688)	1	1	(434,229)	(337,297)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(6)	(19)	—	—
Annuity payout reserve adjustment	—	—	—	(13)	149

Net increase (decrease) from contract owners’ equity transactions	(421,697)	(581)	61	(435,971)	(327,510)

Total increase (decrease) in contract owners’ equity	528,223	(393)	36	265,522	1,227,332

CONTRACT OWNERS’ EQUITY
Beginning of period	7,839,837	15,009	36,218	3,427,192	3,882,156

End of period	$8,368,058	14,616	36,252	3,692,714	5,109,489

See accompanying notes to financial statements

34

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

ZALICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Corporation (“Zurich”), a non-operating holding company. Zurich is a direct, wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect, wholly owned subsidiary of Zurich Insurance Group Ltd ( “ZIG” or “Parent”).

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of eighty-two subaccounts with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2018. As of December 31, 2018, assets were invested in seventy-three of the subaccount options.

The Zurich Advantage III contracts have fifty-one subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, Inc., the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust, the Oppenheimer Variable Account Funds, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

The Zurich Passport contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have twenty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, Inc., and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Preferred and Zurich Preferred Plus contracts have forty-six subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche Variable Series I, the Deutsche Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Henderson Series and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

35

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

The Zurich ZS4 contracts have twenty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have forty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

In September 2015, the Company announced a Buy Back Offer concerning the Scudder DESTINATIONS and Farmers Variable Annuity I contracts. When accepting the Buy Back Offer, contract holders could choose to surrender the contract for a Buy Back amount that consisted of a cash distribution of contract value plus an enhancement amount, or contract owners could choose to use the Buy Back amount to exchange their contracts for another company’s annuity product or for some other eligibile investment. Acceptance of the Buy Back Offer was free of surrender charge. The Buy Back Offer was made in three offering periods: September 14, 2015 through December 11, 2015; January 4, 2016 through January 31, 2016; and July 3, 2017 through November 30, 2017.

As of December 31, 2018, the Separate Account was comprised of eighty-two available subaccounts as follows:

Alger Balanced	DWS Small Mid Cap Value VIP B (25)
Alger Capital Appreciation	DWS Multisector Income VIP A (26)
Alger Capital Appreciation S (a)	Dreyfus I.P. Mid Cap Stock A
Alger Large Cap Growth I-2	Dreyfus I.P. Mid Cap Stock SC
Alger Mid Cap Growth I-2	Dreyfus Sustainable U.S. Equity Portfolio I-S
Alger Mid Cap Growth S (a)	Dreyfus Sustainable U.S. Equity Portfolio S-S
Alger Small Cap Growth I-2	Fidelity VIP Asset Manager
American Century VP Income & Growth	Fidelity VIP Contrafund
American Century VP Income & Growth II (a)	Fidelity VIP Contrafund - Service 2 (a)
American Century VP Value	Fidelity VIP Equity Income
American Century VP Value II (a)	Fidelity VIP Equity Income - Service 2 (a)
DWS Bond VIP A (1)	Fidelity VIP Growth
DWS Capital Growth VIP A(2)	Fidelity VIP Index 500
DWS Capital Growth VIP B(3)	Fidelity VIP Index 500 - SC
DWS Core Equity VIP A (4)	Franklin Mutual Global Discovery VIP Fund CL 2
DWS Core Equity VIP B (5)	Franklin Mutual Shares VIP Fund CL 2
DWS CROCI® International VIP A (6)	Franklin Rising Dividends VIP Fund CL 2
DWS CROCI® International VIP B (7)	Franklin Small Cap Value VIP Fund CL 2
DWS Equity 500 Index VIP A (8)	Franklin Strategic Income VIP Fund CL 2
DWS Equity 500 Index VIP B2 (9)	Franklin U.S. Government Securities VIP Fund CL 2
DWS Global Equity VIP A (10)	Invesco V.I. Diversified Dividend Fund Series I
DWS International Growth VIP A (11)	Invesco V.I. Health Care Fund (27)
DWS International Growth VIP B (12)	Invesco V.I. Global Real Estate Fund Series I
DWS Global Income Builder VIP A (13)	Invesco V.I. Managed Volatility Fund Series I
DWS Global Small Cap VIP A (14)	Janus Henderson Balanced Portfolio I-S
DWS Global Small Cap VIP B (a) (15)	Janus Henderson Enterprise Portfolio I-S
DWS Government & Agency Securities VIP A (16)	Janus Henderson Forty Portfolio I-S
DWS Government & Agency Securities VIP B (17)	Janus Henderson Global Research Portfolio I-S
DWS Government Money Market VIP A (18)	Janus Henderson Global Research Portfolio S-S (a)
DWS High Income VIP A (19)	Janus Henderson Research Portfolio I-S
DWS High Income VIP B (20)	Janus Henderson Mid Cap Value Portfolio S-S
DWS CROCI® U.S. VIP A (21)	JPMorgan Insurance Trust Core Bond
DWS CROCI® U.S. VIP B (22)	JPMorgan Insurance Trust Mid Cap Value
DWS Small Mid Cap Growth VIP A (23)	JPMorgan Insurance Trust Small Cap Core
DWS Small Mid Cap Value VIP A (24)	PIMCO PVIT International Bond (U.S. Dollar-Hedged) (28)

36

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

JPMorgan Insurance Trust US Equity	PIMCO Low Duration ADM
Oppenheimer Capital Appreciation	Templeton Developing Markets VIP Fund CL 2
Oppenheimer Discovery Mid Cap Growth Fund S-S	Voya Global Equity Portfolio
Oppenheimer Global Fund S-S	VY JPMorgan Emerging Markets Equity Portfolio Class I
Oppenheimer Global Strategic Income VA
Oppenheimer Main Street
Oppenheimer Main Street Small Cap Fund S-S

(a) Subaccount available for investment; however, no investment activity in 2018 or 2017.

(1)	Effective July 2, 2018 name changed from Deutsche Bond VIP A to DWS Bond VIP A.
(2)	Effective July 2, 2018 Deutsche Capital Growth VIP A to DWS Capital Growth VIP A.
(3)	Effective July 2, 2018 name changed from Deutsche Capital Growth VIP B to DWS Capital Growth VIP B.
(4)	Effective July 2, 2018 name changed from Deutsche Core Equity VIP A to DWS Core Equity VIP A.
(5)	Effective July 2, 2018 name changed from Deutsche Core Equity VIP B to DWS Core Equity VIP B.
(6)	Effective July 2, 2018 name changed from Deutsche CROCI® International VIP A to DWS CROCI® International VIP A.
(7)	Effective July 2, 2018 name changed from Deutsche CROCI® International VIP B to DWS CROCI® International VIP B.
(8)	Effective July 2, 2018 name changed from Deutsche Equity 500 Index VIP A to DWS Equity 500 Index VIP A.
(9)	Effective July 2, 2018 name changed from Deutsche Equity 500 Index VIP B2 to DWS Equity 500 Index VIP B2.
(10)	Effective July 2, 2018 name changed from Deutsche Global Equity VIP A to DWS Global Equity VIP A.
(11)	Effective July 2, 2018 name changed from Deutsche International Growth VIP A to DWS International Growth VIP A.
(12)	Effective July 2, 2018 name changed from Deutsche International Growth VIP B to DWS International Growth VIP B.
(13)	Effective July 2, 2018 name changed from Deutsche Global Income Builder VIP A to DWS Global Income Builder VIP A.
(14)	Effective July 2, 2018 name changed from Deutsche Global Small Cap VIP A to DWS Global Small Cap VIP A.
(15)	Effective July 2, 2018 name changed from Deutsche Global Small Cap VIP B to DWS Global Small Cap VIP B.
(16)	Effective July 2, 2018 name changed from Deutsche Government & Agency Securities VIP A to DWS Government & Agency Securities VIP A.
(17)	Effective July 2, 2018 name changed from Deutsche Government & Agency Securities VIP B to DWS Government & Agency Securities VIP B.
(18)	Effective July 2, 2018 name changed from Deutsche Government Money Market VIP A DWS Government Money Market VIP A.
(19)	Effective July 2, 2018 name changed from Deutsche High Income VIP A to DWS High Income VIP A.
(20)	Effective July 2, 2018 name changed from Deutsche High Income VIP B to DWS High Income VIP B.
(21)	Effective July 2, 2018 name changed from Deutsche CROCI® U.S. VIP A to DWS CROCI® U.S. VIP A.
(22)	Effective July 2, 2018 name changed from Deutsche CROCI® U.S. VIP B to DWS CROCI® U.S. VIP B.
(23)	Effective July 2, 2018 name changed from Deutsche Small Mid Cap Growth VIP A to DWS Small Mid Cap Growth VIP A.
(24)	Effective July 2, 2018 name changed from Deutsche Small Mid Cap Value VIP A to DWS Small Mid Cap Value VIP A.
(25)	Effective July 2, 2018 name changed from Deutsche Small Mid Cap Value VIP B to DWS Small Mid Cap Value VIP B.
(26)	Effective July 2, 2018 name changed from Deutsche Multisector Income VIP A to DWS Multisector Income VIP A.
(27)	Effective April 30, 2018 name changed from Invesco V.I. Global Health Care Fund Series I to Invesco V.I. Health Care Fund.
(28)	Effective July 30, 2018 name changed from PIMCO Foreign Bond (USD-Hedged) ADM to PIMCO PVIT International Bond (U.S. Dollar-Hedged).

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

The remainder of this page is intentionally left blank

37

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2018. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

38

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Fair Value Measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets.

b)	Quoted prices for identical or similar assets or liabilities in non-active markets.

c)	Inputs other than quoted market prices that are observable.

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

39

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2018, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced	$3,757,371	$1,515,644
Alger Capital Appreciation	9,662,286	3,705,053
Alger Large Cap Growth I-2	2,783,324	1,253,296
Alger Mid Cap Growth I-2	1,847,264	1,623,859
Alger Small Cap Growth I-2	1,106,341	791,161
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth	$1,187,958	$1,166,804
American Century VP Value	694,548	2,698,047
Deutsche Variable Series I:
DWS Bond VIP A	$1,917,836	$3,699,377
DWS Capital Growth VIP A	18,663,144	18,906,672
DWS Capital Growth VIP B	19,778	6,755
DWS Core Equity VIP A	15,458,559	5,764,612
DWS Core Equity VIP B	25,043	9,999
DWS CROCI® International VIP A	545,898	2,150,044
DWS CROCI® International VIP B	259	629
DWS Global Small Cap VIP A	4,154,856	2,290,687
Deutsche Variable Series II:
DWS Global Equity A	$957,059	$3,267,325
DWS International Growth VIP A	1,233,832	2,195,505
DWS International Growth VIP B	1,153	1,025
DWS Global Income Builder VIP A	13,476,639	13,624,677
DWS Government & Agency Securities VIP A	890,842	3,119,600
DWS Government & Agency Securities VIP B	3,753	9,784
DWS Government Money Market VIP A	12,524,805	14,270,269
DWS High Income VIP A	7,170,983	10,389,991
DWS High Income VIP B	778	7,247
DWS CROCI® U.S. VIP A	9,608,969	10,525,485
DWS CROCI® U.S. VIP B	14,252	12,674
DWS Small Mid Cap Growth VIP A	22,919,515	6,425,511
DWS Small Mid Cap Value VIP A	11,323,240	6,938,937
DWS Small Mid Cap Value VIP B	25,980	6,446
DWS Multisector Income VIP A	1,210,154	1,685,324

40

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A	$8,806,244	$7,199,722
DWS Equity 500 Index VIP B2	1,168	8,676
Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A	$4,308,918	$4,114,312
Dreyfus I.P. Mid Cap Stock SC	813,685	659,907
Dreyfus Sustainable U.S. Equity Fund.:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S	$1,103,667	$861,445
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S	919	72
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	$246,557	$698,011
Fidelity VIP Contrafund	7,677,008	9,077,770
Fidelity VIP Equity Income	1,894,112	3,692,210
Fidelity VIP Growth	5,660,680	3,714,060
Fidelity VIP Index 500	2,816,228	10,182,147
Fidelity VIP Index 500 - SC	79,167	462,076
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2	$960,391	$2,814,604
Franklin Mutual Shares VIP Fund CL 2	652,554	754,206
Franklin Rising Dividends VIP Fund CL 2	838,221	1,231,944
Franklin Small Cap Value VIP Fund CL 2	956,215	704,550
Franklin Strategic Income VIP Fund CL 2	342,349	1,108,528
Franklin U.S. Government Securities VIP Fund CL 2	115,797	331,285
Templeton Developing Markets VIP Fund CL 2	226,199	779,606
Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I	$100,992	$292,360
Invesco V.I. Health Care Fund	447,682	417,024
Invesco V.I. Global Real Estate Fund Series I	380,784	885,181
Invesco V.I. Managed Volatility Fund Series I	504,201	1,788,450
Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S	$4,663,001	$7,450,476
Janus Henderson Enterprise Portfolio I-S	3,521,825	7,282,968
Janus Henderson Forty Portfolio I-S	413,917	306,110
Janus Henderson Global Research Portfolio I-S	643,721	3,625,879
Janus Henderson Research Portfolio I-S	1,792,890	3,301,271
Janus Henderson Mid Cap Value Portfolio S-S	517,175	497,650

41

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	$17,954	$69,717
JPMorgan Insurance Trust Mid Cap Value	286,261	876,704
JPMorgan Insurance Trust Small Cap Core	640,863	605,247
JPMorgan Insurance Trust US Equity	219,079	396,420
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	$174,513	$374,977
Oppenheimer Discovery Mid Cap Growth Fund S-S	325,335	462,144
Oppenheimer Global Fund S-S	2,250,190	2,916,608
Oppenheimer Global Strategic Income VA	373,499	825,107
Oppenheimer Main Street	498,875	660,936
Oppenheimer Main Street Small Cap Fund S-S	1,321,719	1,425,169
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)	$396	$3,356
PIMCO Low Duration ADM	969	6,918
Voya Global Resources Trust:
Voya Global Equity Portfolio	$206,841	$681,987
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	$395,226	$624,744

The remainder of this page is intentionally left blank

42

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Contract Charges	Range
Mortality and Expense Risk Charge

Each Subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.

0-1.25%

Administration Charge

Each Subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.

0-.50%

Records Maintenance Charge

An annual Records Maintenance Charge is assessed during the Accumulation Period through the redemption of units and is assessed equally among all Subaccounts in which the Contract Holder has an interest. The charge is assessed at the end of each Contract year, on Contract surrender and upon annuitization. However, the Separate Account does not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. This charge reimburses the Separate Account for the expenses of establishing and maintaining Contract records.

0-$30

Withdrawal Charge

Withdrawal Charges are applicable only during the first seven Contribution Years following each purchase payment. When a withdrawal is requested in good order, and a Withdrawal Charge applies, the Contract Value is reduced by the amount of the Withdrawal Charge through the redemption of units. This charge is subject to certain exceptions. The Withdrawal Charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.

0-8%

Optional Benefit Fees

Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are recorded through redemption of units. These fees are calculated on an “Asset Base” basis.

0.15-0.75%

Transfer Charge

The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a Contract Year. The charge would be assessed through the redemption of units.

0-$25

Investment Management Fees and other expenses

In some cases, the value of the net assets of each Subaccount is reduced by the Investment Management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. These fees and expenses are paid indirectly by the Contract Holder through the reduction of unit values.

0.1-1.42%

Redemption Fees

A Fund or Portfolio may assess a redemption fee on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by the Company. The redemption fee is deducted from the Contract Value through the redemption of units.

0-2%

Applicable State Premium Taxes

Certain state and local governments impose a premium tax on Purchase Payments which, depending on the state, is paid by the Company at the time a Purchase Payment is received from the Contract Holder or at the time the Contract is annuitized. If the Contract Holder lives in a state where premium taxes are paid at the time a Purchase Payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the Contract Value at the time the Purchase Payment is received. If the Contract Holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the Contract Value.

0-3.5%

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Advantage III, Preferred and Preferred Plus policies is $1,000 and the contract must have at least $1,500 value. The minimum amount of loan under Archway and ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Destination policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is lesser. Farmers Variable Annuity I and Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Policy. The balance of loans outstanding as of December 31, 2018, was $2,376,945. Policy loans are carried in the ZALICO general account.

43

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company, is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. BFP Securities LLC, an affiliate of the Company, is also the primary wholesaling distributor of the Company’s BOLI products.

The remainder of this page is intentionally left blank

44

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
The Alger Portfolios:
Alger Balanced
2018	55,538	77,573	(22,035)
2017	81,101	458,110	(377,009)
Alger Capital Appreciation
2018	138,163	153,740	(15,577)
2017	175,001	1,447,649	(1,272,648)
Alger Large Cap Growth I-2
2018	11,990	13,855	(1,865)
2017	9,582	18,797	(9,215)
Alger Mid Cap Growth I-2
2018	13,117	27,905	(14,788)
2017	20,533	27,715	(7,182)
Alger Small Cap Growth I-2
2018	10,087	9,443	644
2017	9,034	18,457	(9,423)
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2018	37,623	85,805	(48,182)
2017	68,595	165,501	(96,906)
American Century VP Value
2018	50,143	150,260	(100,117)
2017	70,379	156,904	(86,525)
Deutsche Variable Series I:
DWS Bond VIP A
2018	162,021	567,744	(405,723)
2017	355,288	975,534	(620,246)
DWS Capital Growth VIP A
2018	150,900	582,970	(432,070)
2017	185,054	2,445,747	(2,260,693)
DWS Capital Growth VIP B
2018	—	93	(93)
2017	—	154	(154)
DWS Core Equity VIP A
2018	86,503	250,995	(164,492)
2017	107,537	1,021,177	(913,640)
DWS Core Equity VIP B
2018	27	315	(288)
2017	157	1	156
DWS CROCI® International VIP A
2018	63,907	201,829	(137,922)
2017	320,322	969,499	(649,177)

45

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS CROCI® International VIP B
2018	—	—	—
2017	—	1	(1)
DWS Global Small Cap VIP A
2018	29,695	74,474	(44,779)
2017	35,627	455,646	(420,019)
Deutsche Variable Series II:
DWS Global Equity A
2018	218,025	685,763	(467,738)
2017	223,199	1,275,266	(1,052,067)
DWS International Growth VIP A
2018	68,300	109,041	(40,741)
2017	100,129	366,333	(266,204)
DWS International Growth VIP B
2018	30	—	30
2017	216	—	216
DWS Global Income Builder VIP A
2018	247,182	1,394,641	(1,147,459)
2017	257,803	1,835,697	(1,577,894)
DWS Government & Agency Securities VIP A
2018	283,414	812,237	(528,823)
2017	389,962	1,486,945	(1,096,983)
DWS Government & Agency Securities VIP B
2018	111	664	(553)
2017	687	529	158
DWS Government Money Market VIP A
2018	3,878,392	4,356,553	(478,161)
2017	4,562,459	5,531,301	(968,842)
DWS High Income VIP A
2018	471,669	1,028,677	(557,008)
2017	424,773	1,266,267	(841,494)
DWS High Income VIP B
2018	3	323	(320)
2017	14	94	(80)
DWS CROCI® U.S. VIP A
2018	159,894	868,667	(708,773)
2017	285,322	2,617,052	(2,331,730)
DWS CROCI® U.S. VIP B
2018	8	507	(499)
2017	25	244	(219)
DWS Small Mid Cap Growth VIP A
2018	520,559	950,625	(430,066)
2017	359,786	2,608,509	(2,248,723)
DWS Small Mid Cap Value VIP A
2018	154,432	696,849	(542,417)
2017	389,064	1,823,792	(1,434,728)
DWS Small Mid Cap Value VIP B
2018	—	116	(116)
2017	0	213	(213)

46

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS Multisector Income VIP A
2018	36,552	103,575	(67,023)
2017	42,875	310,993	(268,118)
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A
2018	98,691	295,797	(197,106)
2017	288,154	2,100,452	(1,812,298)
DWS Equity 500 Index VIP B2
2018	10	387	(377)
2017	17	1	16
Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A
2018	36,385	128,706	(92,321)
2017	37,961	615,414	(577,453)
Dreyfus I.P. Mid Cap Stock	SC
2018	11,239	21,892	(10,653)
2017	26,945	27,111	(166)
The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S
2018	7,478	42,975	(35,497)
2017	16,941	88,168	(71,227)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S
2018	2	—	2
2017	2	—	2
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager
2018	3,843	16,671	(12,828)
2017	5,338	10,116	(4,778)
Fidelity VIP Contrafund
2018	48,458	127,269	(78,811)
2017	63,256	139,480	(76,224)
Fidelity VIP Equity Income
2018	18,405	61,292	(42,887)
2017	26,474	67,646	(41,172)
Fidelity VIP Growth
2018	20,417	34,487	(14,070)
2017	18,976	43,111	(24,135)
Fidelity VIP Index 500
2018	13,978	34,243	(20,265)
2017	15,856	33,436	(17,580)
Fidelity VIP Index 500—SC
2018	225	1,460	(1,235)
2017	500	2,526	(2,026)

47

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2018	27,698	93,660	(65,962)
2017	44,708	100,788	(56,080)
Franklin Mutual Shares VIP Fund CL 2
2018	18,928	30,326	(11,398)
2017	24,455	57,909	(33,454)
Franklin Rising Dividends VIP Fund CL 2
2018	15,073	40,428	(25,355)
2017	25,060	74,117	(49,057)
Franklin Small Cap Value VIP Fund CL 2
2018	6,291	18,902	(12,611)
2017	17,382	41,504	(24,122)
Franklin Strategic Income VIP Fund CL 2
2018	28,419	73,334	(44,915)
2017	51,508	87,696	(36,188)
Franklin U.S. Government Securities VIP Fund CL 2
2018	8,567	26,609	(18,042)
2017	25,882	31,609	(5,727)
Templeton Developing Markets VIP Fund CL 2
2018	10,381	26,882	(16,501)
2017	17,129	21,953	(4,824)
Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I
2018	4,685	22,237	(17,552)
2017	6,553	31,985	(25,432)
Invesco V.I. Health Care Fund
2018	7,868	14,734	(6,866)
2017	14,225	30,185	(15,960)
Invesco V.I. Global Real Estate Fund Series I
2018	10,384	31,268	(20,884)
2017	16,981	33,958	(16,977)
Invesco V.I. Managed Volatility Fund Series I
2018	9,420	87,074	(77,654)
2017	51,595	355,718	(304,123)
Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S
2018	44,759	113,970	(69,211)
2017	68,590	158,792	(90,202)
Janus Henderson Enterprise Portfolio I-S
2018	23,064	80,521	(57,457)
2017	50,439	103,690	(53,251)
Janus Henderson Forty Portfolio I-S
2018	14,049	—	14,049
2017	—	330	(330)
Janus Henderson Global Research Portfolio I-S
2018	19,749	73,560	(53,811)
2017	24,997	115,782	(90,785)

48

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Janus Henderson Research Portfolio I-S
2018	14,798	61,920	(47,122)
2017	28,991	97,124	(68,133)
Janus Henderson Mid Cap Value Portfolio S-S
2018	5,843	14,452	(8,609)
2017	16,596	20,487	(3,891)
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2018	1,014	4,935	(3,921)
2017	6,151	22,883	(16,732)
JPMorgan Insurance Trust Intrepid MidCap
2018	—	—	—
2017	7,792	139,265	(131,473)
JPMorgan Insurance Trust Mid Cap Value
2018	12,693	34,702	(22,009)
2017	28,544	82,098	(53,554)
JPMorgan Insurance Trust Small Cap Core
2018	11,967	17,190	(5,223)
2017	13,359	29,910	(16,551)
JPMorgan Insurance Trust US Equity
2018	3,742	13,567	(9,825)
2017	13,195	9,759	3,436
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2018	2,631	14,367	(11,736)
2017	9,999	17,657	(7,658)
Oppenheimer Discovery Mid Cap Growth Fund S-S
2018	7,637	18,364	(10,727)
2017	6,370	8,038	(1,668)
Oppenheimer Global Fund S-S
2018	38,361	89,231	(50,870)
2017	48,184	111,740	(63,556)
Oppenheimer Global Strategic Income VA
2018	27,259	60,667	(33,408)
2017	30,825	65,709	(34,884)
Oppenheimer Main Street
2018	8,693	26,015	(17,322)
2017	18,922	45,275	(26,353)
Oppenheimer Main Street Small Cap Fund S-S
2018	12,074	37,193	(25,119)
2017	32,736	44,045	(11,309)
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)
2018	8	153	(145)
2017	12	41	(29)
PIMCO Low Duration ADM
2018	20	429	(409)
2017	23	19	4

49

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Voya Global Resources Trust:
Voya Global Equity Portfolio
2018	15,936	59,791	(43,855)
2017	25,924	62,726	(36,802)
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2018	18,186	25,301	(7,115)
2017	11,117	23,575	(12,458)

The remainder of this page is intentionally left blank

50

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2018, were as follows.

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios:
Alger Balanced
2018	897	$18.048	$18.048	$16,184	4.19%	1.40%	1.40%	-4.67%	-4.67%
2017	919	18.931	18.931	17,393	2.48%	1.40%	1.40%	13.85%	13.85%
2016	1,296	16.628	16.628	21,546	1.80%	1.40%	1.40%	7.01%	7.01%
2015	1,540	15.538	15.538	23,923	1.63%	1.40%	1.40%	0.07%	0.07%
2014	2,488	15.528	15.528	38,629	1.95%	1.40%	1.40%	7.92%	7.92%
Alger Capital Appreciation
2018	1,435	$26.912	$26.912	$38,617	0.09%	1.40%	1.40%	-1.49%	-1.49%
2017	1,451	27.318	27.318	39,626	0.13%	1.40%	1.40%	29.28%	29.28%
2016	2,723	21.131	21.131	57,545	0.16%	1.40%	1.40%	-0.88%	-0.88%
2015	3,533	21.320	21.320	75,321	0.08%	1.40%	1.40%	4.72%	4.72%
2014	4,503	20.358	20.358	91,667	0.10%	1.40%	1.40%	12.18%	12.18%
Alger Capital Appreciation S
2018	—	$38.454	$40.694	$—	N/A	1.70%	2.05%	-2.38%	-2.04%
2017	—	39.392	41.543	—	N/A	1.70%	2.05%	28.12%	28.56%
2016	—	30.746	32.315	—	N/A	1.70%	2.05%	-1.79%	-1.45%
2015	—	31.306	32.790	4	N/A	1.70%	2.05%	3.79%	4.14%
2014	—	30.164	31.486	—	N/A	1.70%	2.05%	11.17%	11.55%
Alger Large Cap Growth I-2
2018	93	$74.596	$116.312	$9,975	N/A	1.00%	2.25%	-0.06%	1.19%
2017	95	74.637	114.945	10,065	N/A	1.00%	2.25%	25.65%	27.20%
2016	104	59.402	90.368	8,732	N/A	1.00%	2.25%	-3.00%	-1.81%
2015	123	61.242	92.031	10,520	N/A	1.00%	2.25%	-0.52%	0.71%
2014	132	61.563	91.383	11,254	0.16%	1.00%	2.25%	8.55%	9.89%
Alger Mid Cap Growth I-2
2018	135	$51.099	$63.133	$7,989	N/A	1.00%	2.25%	-9.49%	-8.37%
2017	150	56.460	68.898	9,663	N/A	1.00%	2.25%	26.94%	28.51%
2016	157	44.476	53.613	7,903	N/A	1.00%	2.25%	-1.24%	-0.02%
2015	180	45.035	53.625	9,114	N/A	1.00%	2.25%	-3.73%	-2.54%
2014	203	46.781	55.022	10,588	N/A	1.00%	2.25%	5.64%	6.94%
Alger Small Cap Growth I-2
2018	71	$43.262	$102.733	$6,302	N/A	1.00%	2.25%	-0.81%	0.43%
2017	70	43.615	102.297	6,205	N/A	1.00%	2.25%	25.91%	27.46%
2016	79	34.641	80.258	5,518	N/A	1.00%	2.25%	3.91%	5.19%
2015	94	33.338	76.298	6,281	N/A	1.00%	2.25%	-5.45%	-4.28%
2014	102	35.258	79.706	7,104	N/A	1.00%	2.25%	-1.77%	-0.56%
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2018	601	$12.085	$14.896	$8,432	2.01%	1.00%	2.25%	-8.93%	-7.79%
2017	649	13.270	16.155	9,922	2.30%	1.00%	2.25%	17.84%	19.30%
2016	746	11.261	13.542	9,579	2.36%	1.00%	2.25%	10.99%	12.36%
2015	778	10.145	12.052	8,924	2.09%	1.00%	2.25%	-7.70%	-6.56%
2014	822	10.991	12.897	10,126	2.00%	1.00%	2.25%	10.03%	11.39%

51

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
American Century VP Value
2018	537	$15.058	$19.502	$9,810	1.70%	1.00%	2.25%	-11.16%	-10.06%
2017	637	16.949	21.682	12,956	1.59%	1.00%	2.25%	6.36%	7.67%
2016	723	15.936	20.137	13,716	1.71%	1.00%	2.25%	17.84%	19.29%
2015	802	13.524	16.881	12,796	2.14%	1.00%	2.25%	-6.00%	-4.84%
2014	853	14.387	17.738	14,347	1.54%	1.00%	2.25%	10.59%	11.96%
Deutsche Variable Series I:
DWS Bond VIP A
2018	1,928	$1.652	$11.488	$18,989	4.38%	1.00%	2.25%	-4.81%	-3.62%
2017	2,335	1.718	15.266	22,245	2.65%	1.00%	2.25%	3.51%	4.79%
2016	2,955	1.644	14.627	27,724	4.87%	1.00%	2.25%	3.60%	4.88%
2015	3,277	1.571	14.001	29,736	3.47%	1.00%	2.25%	-2.49%	-1.28%
2014	4,924	1.595	14.239	48,091	3.50%	1.00%	2.25%	4.29%	5.58%
DWS Capital Growth VIP A
2018	4,968	$24.496	$52.942	$150,114	0.77%	1.00%	2.25%	-3.78%	-2.58%
2017	5,400	25.244	54.342	168,621	0.81%	1.00%	2.25%	23.53%	25.05%
2016	7,661	20.266	43.455	184,491	0.74%	1.00%	2.25%	1.96%	3.22%
2015	9,862	19.713	42.101	225,801	0.80%	1.00%	2.25%	6.23%	7.54%
2014	14,366	18.403	39.148	296,849	0.62%	1.00%	2.25%	10.49%	11.85%
DWS Capital Growth VIP B
2018	7	$27.569	$29.175	$187	0.51%	1.70%	2.05%	-3.85%	-3.52%
2017	7	28.674	30.240	197	0.47%	1.70%	2.05%	23.44%	23.87%
2016	7	23.229	24.413	163	0.50%	1.70%	2.05%	1.91%	2.26%
2015	7	22.792	23.873	165	0.39%	1.70%	2.05%	6.15%	6.52%
2014	7	21.471	22.412	158	0.32%	1.70%	2.05%	10.40%	10.78%
DWS Core Equity VIP A
2018	2,161	$19.691	$25.202	$43,559	1.89%	1.00%	2.05%	-7.59%	-6.62%
2017	2,330	21.172	26.990	50,550	1.33%	1.00%	2.05%	18.60%	19.82%
2016	3,244	17.739	22.525	58,655	1.29%	1.00%	2.05%	8.27%	9.39%
2015	4,051	16.281	20.591	67,119	1.01%	1.00%	2.05%	3.13%	4.21%
2014	6,453	15.686	19.760	102,506	1.08%	1.00%	2.05%	9.58%	10.72%
DWS Core Equity VIP B
2018	3	$24.401	$25.823	$79	1.50%	1.70%	2.05%	-7.92%	-7.60%
2017	3	26.501	27.948	93	0.87%	1.70%	2.05%	18.27%	18.67%
2016	3	22.407	23.550	75	1.12%	1.70%	2.05%	8.04%	8.41%
2015	3	20.739	21.723	73	0.50%	1.70%	2.05%	2.80%	3.16%
2014	4	20.174	21.058	93	0.90%	1.70%	2.05%	9.28%	9.65%
DWS CROCI® International VIP A
2018	1,272	$9.453	$13.739	$12,422	1.09%	1.00%	2.25%	-16.29%	-15.25%
2017	1,411	11.199	16.210	16,336	8.31%	1.00%	2.25%	19.29%	20.76%
2016	2,060	9.310	13.424	19,716	9.10%	1.00%	2.25%	-1.47%	-0.26%
2015	2,591	9.371	13.458	24,823	5.16%	1.00%	2.25%	-7.56%	-6.42%
2014	3,289	10.054	14.381	33,698	1.78%	1.00%	2.25%	-13.71%	-12.64%
DWS CROCI® International VIP B
2018	2	$11.425	$12.091	$29	0.82%	1.70%	2.05%	-16.30%	-16.01%
2017	2	13.650	14.395	34	6.78%	1.70%	2.05%	19.33%	19.74%
2016	2	11.439	12.023	29	9.77%	1.70%	2.05%	-1.53%	-1.19%
2015	3	11.617	12.168	31	3.96%	1.70%	2.05%	-7.61%	-7.29%
2014	3	12.573	13.124	36	1.51%	1.70%	2.05%	-13.75%	-13.45%

52

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Global Small Cap VIP A
2018	839	$26.112	$26.112	$21,918	0.30%	1.40%	1.40%	-21.61%	-21.61%
2017	884	33.311	33.311	29,453	N/A	1.40%	1.40%	18.37%	18.37%
2016	1,304	28.141	28.141	36,701	0.35%	1.40%	1.40%	0.17%	0.17%
2015	1,695	28.094	28.094	47,619	1.14%	1.40%	1.40%	-0.24%	-0.24%
2014	2,506	28.160	28.160	70,580	0.89%	1.40%	1.40%	-5.45%	-5.45%
Deutsche Variable Series II:
DWS Global Equity A
2018	4,999	$2.565	$18.597	$24,336	0.79%	1.00%	2.05%	-12.91%	-12.00%
2017	5,467	2.945	21.281	29,891	0.56%	1.00%	2.05%	21.56%	22.82%
2016	6,519	2.423	17.447	31,849	0.71%	1.00%	2.05%	3.99%	5.06%
2015	7,438	2.330	16.721	35,702	0.63%	1.00%	2.05%	-3.73%	-2.72%
2014	9,212	2.420	17.308	51,733	1.78%	1.00%	2.05%	-0.89%	0.14%
DWS International Growth VIP A
2018	643	$19.074	$19.074	$12,256	1.04%	1.40%	1.40%	-17.85%	-17.85%
2017	683	23.217	23.217	15,865	0.42%	1.40%	1.40%	23.74%	23.74%
2016	950	18.763	18.763	17,816	0.77%	1.40%	1.40%	2.28%	2.28%
2015	1,234	18.344	18.344	22,645	0.96%	1.40%	1.40%	-2.59%	-2.59%
2014	1,803	18.832	18.832	33,951	1.04%	1.40%	1.40%	-1.27%	-1.27%
DWS International Growth VIP B
2018	3	$18.258	$19.321	$52	0.77%	1.70%	2.05%	-18.60%	-18.32%
2017	3	22.429	23.654	63	0.08%	1.70%	2.05%	22.75%	23.17%
2016	2	18.271	19.203	47	0.51%	1.70%	2.05%	1.31%	1.66%
2015	2	18.035	18.890	46	0.47%	1.70%	2.05%	-3.53%	-3.20%
2014	2	18.696	19.515	42	0.65%	1.70%	2.05%	-2.25%	-1.91%
DWS Global Income Builder VIP A
2018	8,255	$2.998	$16.631	$83,425	3.95%	1.00%	2.25%	-9.71%	-8.58%
2017	9,403	3.321	18.319	103,315	3.10%	1.00%	2.25%	13.98%	15.39%
2016	10,981	2.913	15.985	105,887	4.03%	1.00%	2.25%	4.47%	5.76%
2015	12,580	2.782	15.219	116,520	3.34%	1.00%	2.25%	-3.61%	-2.42%
2014	14,994	2.858	15.705	147,861	3.12%	1.00%	2.25%	1.55%	2.80%
DWS Government & Agency Securities VIP A
2018	2,982	$1.528	$17.201	$16,460	2.74%	1.00%	2.25%	-1.68%	-0.45%
2017	3,511	1.555	17.348	19,113	2.82%	1.00%	2.25%	-0.56%	0.67%
2016	4,608	1.563	17.301	27,583	3.08%	1.00%	2.25%	-1.07%	0.15%
2015	6,126	1.580	17.344	37,512	3.06%	1.00%	2.25%	-2.22%	-1.01%
2014	7,035	1.616	17.591	52,359	2.43%	1.00%	2.25%	2.98%	4.25%
DWS Government & Agency Securities VIP B
2018	8	$11.800	$12.488	$102	2.29%	1.70%	2.05%	-1.83%	-1.49%
2017	9	12.020	12.677	111	2.10%	1.70%	2.05%	-0.72%	-0.38%
2016	9	12.108	12.725	109	2.72%	1.70%	2.05%	-1.23%	-0.89%
2015	9	12.259	12.840	118	2.43%	1.70%	2.05%	-2.37%	-2.03%
2014	9	12.556	13.106	118	2.02%	1.70%	2.05%	2.84%	3.20%
DWS Government Money Market VIP A (5)
2018	8,042	$0.844	$16.770	$26,575	1.24%	0.00%	2.25%	-0.85%	1.39%
2017	8,520	0.851	16.855	28,321	0.45%	0.00%	2.25%	-1.75%	0.45%
2016	9,489	0.866	17.097	34,765	0.05%	0.00%	2.25%	-2.14%	0.06%
2015	12,361	0.885	17.412	51,196	0.01%	0.00%	2.25%	-2.19%	0.02%
2014	15,934	0.905	17.741	73,011	0.01%	0.00%	2.25%	-2.19%	0.02%

53

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS High Income VIP A
2018	3,310	$1.600	$20.286	$37,131	8.38%	1.00%	2.25%	-4.67%	-3.49%
2017	3,867	1.679	22.086	44,754	6.41%	1.00%	2.25%	5.15%	6.44%
2016	4,709	1.596	20.830	53,576	6.10%	1.00%	2.25%	10.39%	11.75%
2015	5,389	1.446	18.714	57,348	7.27%	1.00%	2.25%	-6.54%	-5.38%
2014	6,895	1.547	19.857	83,150	6.94%	1.00%	2.25%	-0.76%	0.47%
DWS High Income VIP B
2018	—	$20.438	$21.629	$8	5.92%	1.70%	2.05%	-4.72%	-4.39%
2017	1	21.451	22.623	16	5.43%	1.70%	2.05%	5.06%	5.42%
2016	1	20.418	21.459	17	5.11%	1.70%	2.05%	10.42%	10.79%
2015	1	18.492	19.368	20	6.06%	1.70%	2.05%	-6.86%	-6.54%
2014	1	19.853	20.722	23	8.20%	1.70%	2.05%	-0.81%	-0.47%
DWS CROCI® U.S. VIP A
2018	6,546	$2.893	$19.575	$77,218	2.63%	1.00%	2.05%	-12.31%	-11.39%
2017	7,300	3.299	22.178	96,052	1.74%	1.00%	2.05%	20.42%	21.67%
2016	9,631	2.740	18.300	113,020	0.89%	1.00%	2.05%	-6.30%	-5.33%
2015	12,042	2.924	19.408	156,494	1.71%	1.00%	2.05%	-8.74%	-7.79%
2014	16,681	3.204	21.132	257,567	1.71%	1.00%	2.05%	8.49%	9.62%
DWS CROCI® U.S. VIP B
2018	8	$16.777	$17.754	$135	2.22%	1.70%	2.05%	-12.51%	-12.21%
2017	8	19.176	20.223	164	1.18%	1.70%	2.05%	20.00%	20.41%
2016	9	15.980	16.795	140	0.66%	1.70%	2.05%	-6.53%	-6.21%
2015	9	17.097	17.908	151	1.15%	1.70%	2.05%	-9.03%	-8.72%
2014	9	18.794	19.618	168	1.46%	1.70%	2.05%	8.14%	8.51%
DWS Small Mid Cap Growth VIP A
2018	7,007	$1.773	$22.418	$48,578	N/A	1.00%	2.25%	-15.50%	-14.45%
2017	7,439	2.098	26.387	59,223	0.12%	1.00%	2.25%	19.44%	20.91%
2016	9,687	1.757	21.974	74,757	N/A	1.00%	2.25%	6.68%	8.00%
2015	11,606	1.647	20.487	87,773	N/A	1.00%	2.25%	-3.08%	-1.88%
2014	14,332	1.699	21.024	120,539	N/A	1.00%	2.25%	3.37%	4.65%
DWS Small Mid Cap Value VIP A
2018	5,347	$3.538	$35.017	$45,858	1.44%	1.00%	2.25%	-17.87%	-16.85%
2017	5,889	4.300	42.218	60,980	0.82%	1.00%	2.25%	8.10%	9.43%
2016	7,324	3.970	38.675	80,883	0.54%	1.00%	2.25%	14.32%	15.73%
2015	8,529	3.466	33.499	86,381	0.34%	1.00%	2.25%	-4.07%	-2.88%
2014	10,175	3.606	34.579	121,112	0.81%	1.00%	2.25%	3.21%	4.48%
DWS Small Mid Cap Value VIP B
2018	4	$26.744	$30.881	$117	1.06%	1.70%	2.05%	-18.02%	-17.73%
2017	4	32.621	37.537	146	0.35%	1.70%	2.05%	7.93%	8.30%
2016	5	30.226	34.662	141	0.21%	1.70%	2.05%	14.14%	14.53%
2015	5	26.482	30.265	141	N/A	1.70%	2.05%	-4.18%	-3.85%
2014	5	27.636	31.476	152	0.46%	1.70%	2.05%	2.98%	3.34%
DWS Multisector Income VIP A
2018	540	$2.088	$19.497	$8,019	7.14%	1.25%	2.05%	-3.64%	-2.88%
2017	607	2.150	20.104	9,252	0.99%	1.25%	2.05%	4.65%	5.47%
2016	875	2.039	19.090	13,805	7.74%	1.25%	2.05%	-1.52%	-0.74%
2015	1,143	2.054	19.261	18,807	5.05%	1.25%	2.05%	-4.96%	-4.21%
2014	1,945	2.144	20.138	35,589	5.03%	1.25%	2.05%	0.17%	0.97%

54

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A
2018	2,885	$21.689	$21.689	$62,564	1.75%	1.40%	1.40%	-5.98%	-5.98%
2017	3,082	23.067	23.067	71,087	2.12%	1.40%	1.40%	19.86%	19.86%
2016	4,894	19.245	19.245	94,185	1.85%	1.40%	1.40%	10.07%	10.07%
2015	5,191	17.484	17.484	90,752	1.84%	1.40%	1.40%	-0.27%	-0.27%
2014	7,044	17.530	17.530	123,490	1.77%	1.40%	1.40%	11.83%	11.83%
DWS Equity 500 Index VIP B2
2018	—	$18.959	$19.845	$1	2.33%	1.70%	2.05%	-6.92%	-6.60%
2017	—	20.369	21.247	10	1.35%	1.70%	2.05%	18.64%	19.04%
2016	—	17.169	17.848	8	1.63%	1.70%	2.05%	8.97%	9.35%
2015	—	15.755	16.323	7	0.46%	1.70%	2.05%	-1.27%	-0.93%
2014	2	15.957	16.475	29	1.44%	1.70%	2.05%	10.73%	11.11%
Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A
2018	831	$28.582	$28.582	$23,745	0.62%	1.40%	1.40%	-16.66%	-16.66%
2017	923	34.297	34.297	31,659	1.27%	1.40%	1.40%	13.79%	13.79%
2016	1,501	30.141	30.141	45,227	0.93%	1.40%	1.40%	13.87%	13.87%
2015	1,837	26.468	26.468	48,623	0.71%	1.40%	1.40%	-3.64%	-3.64%
2014	2,661	27.467	27.467	73,099	1.01%	1.40%	1.40%	10.54%	10.54%
Dreyfus I.P. Mid Cap Stock SC
2018	137	$24.467	$29.668	$3,847	0.36%	1.00%	2.25%	-17.55%	-16.53%
2017	148	29.676	35.541	4,987	0.84%	1.00%	2.25%	12.52%	13.90%
2016	148	26.374	31.203	4,395	0.81%	1.00%	2.25%	12.67%	14.06%
2015	149	23.408	27.356	3,904	0.45%	1.00%	2.25%	-4.66%	-3.48%
2014	153	24.552	28.342	4,159	0.75%	1.00%	2.25%	9.30%	10.65%
The Dreyfus Sustainable U.S. Equity Fund:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S
2018	159	$14.145	$54.253	$3,924	1.92%	1.00%	2.25%	-6.52%	-5.35%
2017	194	15.005	57.321	4,815	1.29%	1.00%	2.25%	12.80%	14.19%
2016	265	13.191	50.196	5,399	1.18%	1.00%	2.25%	7.95%	9.28%
2015	310	12.119	45.932	5,717	1.20%	1.00%	2.25%	-5.33%	-4.15%
2014	491	12.694	47.922	8,659	0.97%	1.00%	2.25%	10.96%	12.33%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S
2018	—	$20.824	$22.037	$4	1.57%	1.70%	2.05%	-6.57%	-6.24%
2017	—	22.287	23.504	4	0.93%	1.70%	2.05%	12.74%	13.12%
2016	—	19.769	20.777	4	0.99%	1.70%	2.05%	7.87%	8.24%
2015	—	18.327	19.195	3	0.81%	1.70%	2.05%	-5.36%	-5.03%
2014	—	19.364	20.212	4	0.85%	1.70%	2.05%	10.86%	11.24%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager
2018	65	$36.416	$44.239	$2,703	1.61%	1.00%	2.05%	-7.26%	-6.29%
2017	78	39.268	47.209	3,461	1.86%	1.00%	2.05%	11.82%	12.98%
2016	83	35.118	41.786	3,261	1.39%	1.00%	2.05%	1.01%	2.05%
2015	96	34.768	40.946	3,708	1.61%	1.00%	2.05%	-1.87%	-0.85%
2014	101	35.431	41.297	3,963	1.47%	1.00%	2.05%	3.71%	4.79%

55

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Contrafund
2018	725	$53.249	$84.867	$56,758	0.74%	1.00%	2.25%	-8.45%	-7.31%
2017	804	58.163	91.559	68,007	1.00%	1.00%	2.25%	19.20%	20.67%
2016	880	48.793	75.873	61,891	0.78%	1.00%	2.25%	5.64%	6.94%
2015	958	46.190	70.950	63,223	1.00%	1.00%	2.25%	-1.54%	-0.33%
2014	1,091	46.915	71.182	72,502	0.93%	1.00%	2.25%	9.48%	10.84%
Fidelity VIP Equity Income
2018	276	$39.977	$68.281	$17,102	2.24%	1.00%	2.25%	-10.32%	-9.21%
2017	319	44.579	75.204	21,871	1.65%	1.00%	2.25%	10.42%	11.78%
2016	360	40.373	67.279	22,125	2.18%	1.00%	2.25%	15.43%	16.85%
2015	410	34.977	57.576	21,591	3.12%	1.00%	2.25%	-6.08%	-4.92%
2014	452	37.240	60.552	25,193	2.74%	1.00%	2.25%	6.33%	7.64%
Fidelity VIP Growth
2018	224	$67.026	$127.092	$26,055	0.26%	1.00%	2.25%	-2.38%	-1.16%
2017	238	68.659	128.587	28,108	0.22%	1.00%	2.25%	32.17%	33.80%
2016	262	51.947	96.104	23,174	0.04%	1.00%	2.25%	-1.41%	-0.19%
2015	294	52.691	96.291	26,114	0.26%	1.00%	2.25%	4.82%	6.11%
2014	323	50.270	90.743	27,055	0.19%	1.00%	2.25%	8.85%	10.20%
Fidelity VIP Index 500
2018	188	$290.590	$353.012	$59,912	1.91%	1.00%	2.05%	-6.42%	-5.44%
2017	208	310.530	373.330	71,514	1.77%	1.00%	2.05%	19.28%	20.51%
2016	225	260.346	309.787	64,424	1.43%	1.00%	2.05%	9.62%	10.76%
2015	240	237.501	279.705	61,921	1.93%	1.00%	2.05%	-0.70%	0.33%
2014	268	239.179	278.782	69,021	1.60%	1.00%	2.05%	11.29%	12.45%
Fidelity VIP Index 500 - SC
2018	6	$25.632	$302.184	$1,878	1.54%	1.25%	2.25%	-6.84%	-5.91%
2017	8	27.459	321.176	2,379	1.50%	1.25%	2.25%	18.74%	19.91%
2016	10	23.080	267.842	2,509	1.30%	1.25%	2.25%	9.13%	10.21%
2015	11	21.107	243.033	2,512	1.79%	1.25%	2.25%	-1.14%	-0.17%
2014	11	21.309	243.436	2,677	1.40%	1.25%	2.25%	10.80%	11.89%
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2018	451	$25.440	$30.847	$13,250	2.36%	1.00%	2.25%	-13.18%	-12.10%
2017	517	29.303	35.094	17,322	1.78%	1.00%	2.25%	6.22%	7.53%
2016	573	27.588	32.638	17,913	1.59%	1.00%	2.25%	9.71%	11.07%
2015	641	25.145	29.386	18,097	2.86%	1.00%	2.25%	-5.77%	-4.60%
2014	697	26.685	30.804	20,703	2.11%	1.00%	2.25%	3.38%	4.66%
Franklin Mutual Shares VIP Fund CL 2
2018	151	$19.387	$23.508	$3,363	2.48%	1.00%	2.25%	-11.08%	-9.97%
2017	162	21.802	26.112	4,031	2.19%	1.00%	2.25%	5.97%	7.28%
2016	195	20.574	24.340	4,546	1.92%	1.00%	2.25%	13.51%	14.91%
2015	213	18.125	21.182	4,328	3.13%	1.00%	2.25%	-7.03%	-5.88%
2014	234	19.495	22.504	5,061	1.95%	1.00%	2.25%	4.77%	6.06%
Franklin Rising Dividends VIP Fund CL 2
2018	227	$25.064	$30.392	$6,552	1.29%	1.00%	2.25%	-7.18%	-6.02%
2017	252	27.002	32.339	7,790	1.54%	1.00%	2.25%	17.91%	19.37%
2016	301	22.900	27.092	7,819	1.39%	1.00%	2.25%	13.50%	14.90%
2015	326	20.177	23.579	7,386	1.43%	1.00%	2.25%	-5.77%	-4.60%
2014	385	21.412	24.717	9,168	1.31%	1.00%	2.25%	6.33%	7.65%

56

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Franklin Small Cap Value VIP Fund CL 2
2018	125	$29.116	$35.306	$4,181	0.94%	1.00%	2.25%	-14.81%	-13.74%
2017	138	34.176	40.932	5,350	0.51%	1.00%	2.25%	8.22%	9.56%
2016	162	31.579	37.360	5,767	0.79%	1.00%	2.25%	27.33%	28.90%
2015	180	24.801	28.984	4,987	0.64%	1.00%	2.25%	-9.43%	-8.30%
2014	211	27.381	31.608	6,408	0.60%	1.00%	2.25%	-1.64%	-0.42%
Franklin Strategic Income VIP Fund CL 2
2018	231	$15.852	$19.222	$4,223	2.75%	1.00%	2.25%	-4.30%	-3.11%
2017	276	16.565	19.839	5,220	2.87%	1.00%	2.25%	2.26%	3.53%
2016	312	16.198	19.163	5,722	3.97%	1.00%	2.25%	5.57%	6.87%
2015	463	15.343	17.930	7,969	6.07%	1.00%	2.25%	-5.98%	-4.82%
2014	427	16.320	18.839	7,741	5.78%	1.00%	2.25%	-0.38%	0.85%
Franklin U.S. Government Securities VIP Fund CL 2
2018	95	$10.930	$13.254	$1,198	2.46%	1.00%	2.25%	-1.88%	-0.66%
2017	113	11.140	13.342	1,442	2.27%	1.00%	2.25%	-0.88%	0.34%
2016	119	11.240	13.297	1,512	2.31%	1.00%	2.25%	-1.55%	-0.33%
2015	178	11.416	13.341	2,283	2.41%	1.00%	2.25%	-1.74%	-0.52%
2014	191	11.618	13.411	2,466	2.67%	1.00%	2.25%	1.11%	2.36%
Templeton Developing Markets VIP Fund CL 2
2018	90	$25.032	$30.353	$2,602	0.87%	1.00%	2.25%	-17.66%	-16.63%
2017	107	30.400	36.409	3,702	1.02%	1.00%	2.25%	37.33%	39.02%
2016	112	22.137	26.189	2,794	0.81%	1.00%	2.25%	14.87%	16.28%
2015	116	19.272	22.522	2,504	2.16%	1.00%	2.25%	-21.37%	-20.40%
2014	131	24.511	28.294	3,562	1.50%	1.00%	2.25%	-10.41%	-9.30%
Invesco Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund Series I
2018	64	$10.453	$12.677	$774	2.21%	1.00%	2.25%	-9.62%	-8.49%
2017	82	11.566	13.853	1,080	1.51%	1.00%	2.25%	6.19%	7.50%
2016	107	10.891	12.887	1,323	1.50%	1.00%	2.25%	12.29%	13.68%
2015	87	9.699	11.336	945	1.71%	1.00%	2.25%	-0.18%	1.06%
2014	92	9.717	11.218	989	1.58%	1.00%	2.25%	10.35%	11.71%
Invesco V.I. Health Care Fund
2018	68	$25.006	$30.322	$1,956	N/A	1.00%	2.25%	-1.33%	-0.10%
2017	75	25.343	30.352	2,162	0.38%	1.00%	2.25%	13.29%	14.68%
2016	91	22.371	26.466	2,296	N/A	1.00%	2.25%	-13.40%	-12.34%
2015	135	25.834	30.190	3,917	N/A	1.00%	2.25%	0.89%	2.14%
2014	109	25.605	29.557	3,099	N/A	1.00%	2.25%	17.04%	18.49%
Invesco V.I. Global Real Estate Fund Series I
2018	124	$25.194	$30.550	$3,600	3.56%	1.00%	2.25%	-8.23%	-7.09%
2017	145	27.453	32.880	4,538	3.13%	1.00%	2.25%	10.57%	11.93%
2016	162	24.829	29.374	4,540	1.61%	1.00%	2.25%	-0.20%	1.03%
2015	179	24.878	29.074	4,979	3.23%	1.00%	2.25%	-3.65%	-2.46%
2014	208	25.820	29.806	5,955	1.61%	1.00%	2.25%	12.10%	13.49%
Invesco V.I. Managed Volatility Fund Series I
2018	444	$15.557	$31.309	$7,817	1.69%	1.00%	2.25%	-12.97%	-11.89%
2017	522	17.726	35.533	10,561	1.33%	1.00%	2.25%	8.13%	9.47%
2016	826	16.257	32.460	14,819	1.69%	1.00%	2.25%	8.19%	9.52%
2015	1,009	14.903	29.638	16,426	1.56%	1.00%	2.25%	-4.31%	-3.12%
2014	1,601	15.444	30.592	26,403	2.99%	1.00%	2.25%	17.92%	19.38%

57

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S (13)
2018	867	$52.065	$77.762	$62,386	2.22%	1.00%	2.25%	-1.55%	-0.32%
2017	936	52.883	78.012	67,811	1.60%	1.00%	2.25%	15.83%	17.26%
2016	1,026	45.655	66.529	63,573	2.17%	1.00%	2.25%	2.31%	3.57%
2015	1,132	44.625	64.236	67,966	1.61%	1.00%	2.25%	-1.59%	-0.38%
2014	1,233	45.348	64.478	74,470	1.74%	1.00%	2.25%	6.12%	7.43%
Janus Henderson Enterprise Portfolio I-S (11)
2018	523	$71.348	$99.303	$48,340	0.26%	1.00%	2.25%	-2.62%	-1.41%
2017	580	73.267	100.720	54,536	0.26%	1.00%	2.25%	24.63%	26.16%
2016	634	58.790	79.833	47,337	0.15%	1.00%	2.25%	9.90%	11.25%
2015	692	53.496	71.759	46,570	0.65%	1.00%	2.25%	1.74%	3.00%
2014	742	52.581	69.669	48,663	0.16%	1.00%	2.25%	10.05%	11.41%
Janus Henderson Forty Portfolio I-S (15)
2018	14	$29.814	$29.814	$419	1.14%	1.40%	1.40%	0.57%	0.57%
2017	12	29.646	29.646	353	N/A	1.40%	1.40%	28.52%	28.52%
2016	12	23.067	23.067	283	0.94%	1.40%	1.40%	0.78%	0.78%
2015	37	22.888	22.888	838	1.28%	1.40%	1.40%	10.67%	10.67%
2014	44	20.681	20.681	912	0.15%	1.40%	1.40%	7.23%	7.23%
Janus Henderson Global Research Portfolio I-S (12)
2018	629	$38.360	$52.620	$30,837	1.19%	1.00%	2.25%	-8.93%	-7.79%
2017	683	42.121	57.068	36,419	0.82%	1.00%	2.25%	24.24%	25.77%
2016	774	33.902	45.373	32,906	1.06%	1.00%	2.25%	-0.18%	1.06%
2015	865	33.962	44.899	36,524	0.67%	1.00%	2.25%	-4.44%	-3.25%
2014	946	35.539	46.409	41,374	1.07%	1.00%	2.25%	5.08%	6.38%
Janus Henderson Research Portfolio I-S (10)
2018	468	$37.461	$55.120	$24,036	0.59%	1.00%	2.25%	-4.73%	-3.55%
2017	515	39.322	57.147	27,502	0.40%	1.00%	2.25%	25.08%	26.62%
2016	583	31.438	45.133	24,662	0.53%	1.00%	2.25%	-1.71%	-0.49%
2015	643	31.984	45.356	27,416	0.65%	1.00%	2.25%	3.03%	4.30%
2014	697	31.044	43.485	28,591	0.35%	1.00%	2.25%	10.51%	11.88%

Janus Henderson Mid Cap Value Portfolio S-S (14)	107	$27.656	$33.535	$3,405	0.93%	1.00%	2.25%	-15.73%	-14.68%
2017	116	32.818	39.304	4,323	0.64%	1.00%	2.25%	11.14%	12.51%
2016	120	29.529	34.934	3,989	0.86%	1.00%	2.25%	16.16%	17.59%
2015	136	25.421	29.709	3,867	1.05%	1.00%	2.25%	-5.81%	-4.64%
2014	147	26.989	31.155	4,396	1.26%	1.00%	2.25%	6.05%	7.37%
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2018	19	$12.799	$14.838	$274	2.51%	1.25%	2.25%	-2.16%	-1.19%
2017	23	13.082	15.017	334	2.24%	1.25%	2.25%	1.30%	2.30%
2016	40	12.914	14.680	567	2.73%	1.25%	2.25%	-0.13%	0.86%
2015	41	12.931	14.555	575	3.52%	1.25%	2.25%	-1.11%	-0.13%
2014	45	13.075	14.574	635	3.87%	1.25%	2.25%	2.61%	3.63%
JPMorgan Insurance Trust Intrepid MidCap (18)
2018	—	$—	$—	$—	0.00%	0.00%	0.00%	0.00%	0.00%
2017	—	24.187	28.527	—	N/A	1.00%	2.25%	4.10%	4.59%
2016	131	23.234	27.275	3,452	0.74%	1.00%	2.25%	9.57%	10.93%
2015	152	21.204	24.588	3,605	0.68%	1.00%	2.25%	-7.94%	-6.80%
2014	177	23.034	26.383	4,507	0.60%	1.00%	2.25%	13.32%	14.72%

58

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust Mid Cap Value
2018	184	$23.127	$27.826	$4,879	1.01%	1.00%	2.25%	-13.79%	-12.71%
2017	206	26.826	31.879	6,277	0.75%	1.00%	2.25%	11.27%	12.64%
2016	259	24.109	28.302	7,052	0.87%	1.00%	2.25%	12.18%	13.56%
2015	295	21.492	24.922	7,076	1.03%	1.00%	2.25%	-4.80%	-3.62%
2014	319	22.575	25.858	7,967	0.79%	1.00%	2.25%	12.58%	13.97%
JPMorgan Insurance Trust Small Cap Core
2018	108	$28.016	$37.964	$3,833	0.41%	1.00%	2.25%	-13.88%	-12.81%
2017	113	32.468	43.540	4,627	0.32%	1.00%	2.25%	12.70%	14.09%
2016	130	28.753	38.163	4,659	0.49%	1.00%	2.25%	17.58%	19.03%
2015	151	24.407	32.062	4,570	0.15%	1.00%	2.25%	-7.37%	-6.22%
2014	179	26.296	34.188	5,816	0.14%	1.00%	2.25%	7.19%	8.51%
JPMorgan Insurance Trust US Equity
2018	27	$23.398	$28.152	$730	0.94%	1.00%	2.25%	-8.24%	-7.10%
2017	37	25.499	30.304	1,075	1.04%	1.00%	2.25%	19.65%	21.12%
2016	34	21.312	25.019	808	1.07%	1.00%	2.25%	8.50%	9.84%
2015	49	19.642	22.777	1,084	1.15%	1.00%	2.25%	-1.36%	-0.13%
2014	47	19.912	22.808	1,027	0.89%	1.00%	2.25%	11.40%	12.77%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2018	55	$20.606	$24.987	$1,302	N/A	1.00%	2.25%	-8.04%	-6.89%
2017	67	22.407	26.836	1,704	0.01%	1.00%	2.25%	23.73%	25.25%
2016	74	18.110	21.425	1,521	0.11%	1.00%	2.25%	-4.57%	-3.39%
2015	95	18.977	22.178	2,013	N/A	1.00%	2.25%	1.00%	2.25%
2014	121	18.790	21.691	2,536	0.17%	1.00%	2.25%	12.60%	13.99%
Oppenheimer Discovery Mid Cap Growth Fund S-S
2018	35	$23.304	$28.258	$953	N/A	1.00%	2.25%	-8.38%	-7.24%
2017	46	25.435	30.462	1,342	N/A	1.00%	2.25%	25.64%	27.19%
2016	48	20.245	23.951	1,097	N/A	1.00%	2.25%	-0.16%	1.07%
2015	59	20.277	23.697	1,340	N/A	1.00%	2.25%	4.01%	5.29%
2014	48	19.496	22.506	1,046	N/A	1.00%	2.25%	3.20%	4.48%
Oppenheimer Global Fund S-S
2018	475	$28.675	$34.771	$15,703	0.82%	1.00%	2.25%	-15.31%	-14.26%
2017	526	33.859	40.552	20,323	0.74%	1.00%	2.25%	33.33%	34.97%
2016	589	25.395	30.044	16,927	0.75%	1.00%	2.25%	-2.35%	-1.14%
2015	662	26.006	30.392	19,306	1.11%	1.00%	2.25%	1.39%	2.65%
2014	733	25.649	29.608	20,885	0.86%	1.00%	2.25%	-0.19%	1.05%
Oppenheimer Global Strategic Income VA
2018	192	$14.252	$17.281	$3,146	4.51%	1.00%	2.25%	-6.65%	-5.49%
2017	225	15.267	18.285	3,918	1.91%	1.00%	2.25%	3.71%	4.99%
2016	260	14.721	17.416	4,323	4.86%	1.00%	2.25%	3.93%	5.22%
2015	293	14.164	16.553	4,655	5.77%	1.00%	2.25%	-4.64%	-3.46%
2014	347	14.853	17.146	5,721	3.87%	1.00%	2.25%	0.24%	1.48%
Oppenheimer Main Street
2018	129	$22.441	$27.211	$3,338	0.94%	1.00%	2.25%	-10.13%	-9.01%
2017	146	24.971	29.907	4,173	1.04%	1.00%	2.25%	14.08%	15.48%
2016	173	21.890	25.897	4,270	0.87%	1.00%	2.25%	8.86%	10.20%
2015	195	20.109	23.500	4,390	0.64%	1.00%	2.25%	0.84%	2.09%
2014	229	19.942	23.020	5,053	0.58%	1.00%	2.25%	7.97%	9.31%

59

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Oppenheimer Main Street Small Cap Fund S-S
2018	184	$30.627	$37.137	$6,507	0.06%	1.00%	2.25%	-12.52%	-11.43%
2017	210	35.009	41.929	8,368	0.65%	1.00%	2.25%	11.41%	12.79%
2016	221	31.424	37.176	7,840	0.24%	1.00%	2.25%	15.09%	16.51%
2015	238	27.304	31.908	7,276	0.64%	1.00%	2.25%	-8.16%	-7.02%
2014	255	29.730	34.319	8,395	0.64%	1.00%	2.25%	9.20%	10.55%
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)
2018	1	$20.661	$20.661	$12	1.40%	1.40%	1.40%	0.70%	0.70%
2017	1	20.517	20.517	15	4.70%	1.40%	1.40%	1.35%	1.35%
2016	1	20.244	20.244	15	1.19%	1.40%	1.40%	5.01%	5.01%
2015	1	19.279	19.279	23	2.36%	1.40%	1.40%	-1.09%	-1.09%
2014	3	19.492	19.492	50	1.88%	1.40%	1.40%	9.62%	9.62%
PIMCO Low Duration ADM
2018	2	$14.953	$14.953	$30	2.05%	1.40%	1.40%	-1.06%	-1.06%
2017	2	15.113	15.113	36	1.34%	1.40%	1.40%	-0.05%	-0.05%
2016	2	15.121	15.121	36	1.37%	1.40%	1.40%	0.00%	0.00%
2015	3	15.120	15.120	44	3.37%	1.40%	1.40%	-1.07%	-1.07%
2014	5	15.284	15.284	76	1.12%	1.40%	1.40%	-0.54%	-0.54%
Voya Global Resources Trust:
Voya Global Equity Portfolio
2018	237	$10.792	$12.215	$2,796	4.51%	1.00%	2.05%	-10.95%	-10.02%
2017	281	12.118	13.575	3,693	2.11%	1.00%	2.05%	20.97%	22.22%
2016	318	10.018	11.107	3,427	2.59%	1.00%	2.05%	3.64%	4.72%
2015	370	9.666	10.606	3,823	1.20%	1.00%	2.05%	-7.22%	-6.43%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2018	159	$23.036	$26.375	$4,027	0.85%	1.00%	2.05%	-18.27%	-17.42%
2017	166	28.186	31.937	5,109	0.68%	1.00%	2.05%	40.49%	41.94%
2016	178	20.063	22.500	3,882	1.45%	1.00%	2.05%	10.99%	12.14%
2015	215	18.076	20.064	4,190	1.53%	1.00%	2.05%	-17.26%	-16.40%
2014	242	21.846	23.999	5,655	1.21%	1.00%	2.05%	-0.91%	0.12%

(1)	Net Assets equals Contract Owners’ Equity. N/A is noted if the subaccount is not an investment option in the applicable period.
(2)

This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded. N/A is noted if the subaccount is not an investment option in the applicable period.

60

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(1)	Effective July 2, 2018 name changed from Deutsche Bond VIP A to DWS Bond VIP A.
(2)	Effective July 2, 2018 Deutsche Capital Growth VIP A to DWS Capital Growth VIP A.
(3)	Effective July 2, 2018 name changed from Deutsche Capital Growth VIP B to DWS Capital Growth VIP B.
(4)	Effective July 2, 2018 name changed from Deutsche Core Equity VIP A to DWS Core Equity VIP A.
(5)	Effective July 2, 2018 name changed from Deutsche Core Equity VIP B to DWS Core Equity VIP B.
(6)	Effective July 2, 2018 name changed from Deutsche CROCI® International VIP A to DWS CROCI® International VIP A.
(7)	Effective July 2, 2018 name changed from Deutsche CROCI® International VIP B to DWS CROCI® International VIP B.
(8)	Effective July 2, 2018 name changed from Deutsche Equity 500 Index VIP A to DWS Equity 500 Index VIP A.
(9)	Effective July 2, 2018 name changed from Deutsche Equity 500 Index VIP B2 to DWS Equity 500 Index VIP B2.
(10)	Effective July 2, 2018 name changed from Deutsche Global Equity VIP A to DWS Global Equity VIP A.
(11)	Effective July 2, 2018 name changed from Deutsche International Growth VIP A to DWS International Growth VIP A.
(12)	Effective July 2, 2018 name changed from Deutsche International Growth VIP B to DWS International Growth VIP B.
(13)	Effective July 2, 2018 name changed from Deutsche Global Income Builder VIP A to DWS Global Income Builder VIP A.
(14)	Effective July 2, 2018 name changed from Deutsche Global Small Cap VIP A to DWS Global Small Cap VIP A.
(15)	Effective July 2, 2018 name changed from Deutsche Global Small Cap VIP B to DWS Global Small Cap VIP B.
(16)	Effective July 2, 2018 name changed from Deutsche Government & Agency Securities VIP A to DWS Government & Agency Securities VIP A.
(17)	Effective July 2, 2018 name changed from Deutsche Government & Agency Securities VIP B to DWS Government & Agency Securities VIP B.
(18)	Effective July 2, 2018 name changed from Deutsche Government Money Market VIP A DWS Government Money Market VIP A.
(19)	Effective July 2, 2018 name changed from Deutsche High Income VIP A to DWS High Income VIP A.
(20)	Effective July 2, 2018 name changed from Deutsche High Income VIP B to DWS High Income VIP B.
(21)	Effective July 2, 2018 name changed from Deutsche CROCI® U.S. VIP A to DWS CROCI® U.S. VIP A.
(22)	Effective July 2, 2018 name changed from Deutsche CROCI® U.S. VIP B to DWS CROCI® U.S. VIP B.
(23)	Effective July 2, 2018 name changed from Deutsche Small Mid Cap Growth VIP A to DWS Small Mid Cap Growth VIP A.
(24)	Effective July 2, 2018 name changed from Deutsche Small Mid Cap Value VIP A to DWS Small Mid Cap Value VIP A.
(25)	Effective July 2, 2018 name changed from Deutsche Small Mid Cap Value VIP B to DWS Small Mid Cap Value VIP B.
(26)	Effective July 2, 2018 name changed from Deutsche Multisector Income VIP A to DWS Multisector Income VIP A.
(27)	Effective April 30, 2018 name changed from Invesco V.I. Global Health Care Fund Series I to Invesco V.I. Health Care Fund.
(28)	Effective July 30, 2018 name changed from PIMCO Foreign Bond (USD-Hedged) ADM to PIMCO PVIT International Bond (U.S. Dollar-Hedged).

(7) Subsequent Events:

The Separate Account has evaluated the effects of events subsequent to December 31, 2018 and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in the financial statements, as applicable.

61

PART C

OTHER INFORMATION

Item 24. Financial Statement and Exhibits

(a) Financial Statements included in Part B:

All required financial statements are included in Part B of this registration statement.

(b) Exhibits:

1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977. [4]

1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated May 29, 1981. [19]

2.	Not Applicable.

3.1	Distribution Agreement between Investors Brokerage Services, Inc. and Kemper Investors Life Insurance Company. [3]

3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc. [1]

3.3	Selling Group Agreement of Investors Brokerage Services, Inc. [2]

3.4	Principal Underwriter Agreement, dated February 3, 2009, By and Between Kemper Investors Life Insurance Company and Synergy Investment Group, LLC. [22]

3.5	Amendment of Distribution Agreement, dated April 1, 2010, By and Between Investors Brokerage Services, Inc. and Kemper Investors Life Insurance Company. [23]

3.6	Assignment of Selling Agreements, dated April 1, 2010, By and Between Investors Brokerage Services, Inc. and Synergy Investment Group, LLC. [23]

3.7	Principal Underwriter Agreement, dated April 30, 2012, By and Between Zurich American Life Insurance Company and BFP Securities, LLC. [26]

3.8	Assignment of Selling Agreements, dated April 30, 2012, By and Between Synergy Investment Group, LLC and BFP Securities, LLC. [26]

3.9	Termination of Principal Underwriter Agreement, dated April 23, 2012, By and Between Synergy Investment Group, LLC and Zurich American Life Insurance Company. [26]

4.1	Form of Group Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.2	Form of Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.3	Form of Individual Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.4	Endorsement to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [16]

4.5	Endorsement to Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [16]

4.6	Endorsement to Individual Variable, Fixed and Market Value Adjusted Annuity Contract. [16]

4.7	403(b) Qualified Plan Supplemental Rider. [23]

4.8	403(b) Qualified Plan Supplemental Group Contract Rider. [23]

4.9	403(b) Qualified Plan Supplemental Certificate Rider. [23]

5.	Form of Application. [7]

6.1	Kemper Investors Life Insurance Company Articles of Incorporation and By-laws. [3]

6.2	Zurich American Life Insurance Company Amended Articles of Incorporation and By-laws. [24]

6.3	Zurich American Life Insurance Company Amended By-laws. [28]

7.1	Coinsurance Agreement between Kemper Investors Life Insurance Company and Federal Kemper Life Assurance Company, dated May 29, 2003. [15]

7.2	MVA Agreement and First Amendment to Coinsurance Agreement between Kemper Investors Life Insurance Company and Chase Insurance Life and Annuity Company, f/k/a/ Federal Kemper Life Assurance Company. [16]

7.3	Automatic Annuity Reinsurance Agreement effective May 1, 1998 (redacted). [18]

7.4(a)	Variable Annuity Reinsurance Contract Issued to Kemper Investors Life Insurance Company effective November 17, 2006 (redacted). [19]

7.4(b)	Amendment No. 1 to Variable Annuity Reinsurance Contract, dated December 15, 2008, By and Between Kemper Investors Life Insurance Company and Zurich Insurance Company. [22]

8.1(a)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Janus Aspen Series and Janus Capital Corporation. [2]

8.1(b)	Service Agreement between Kemper Investors Life Insurance Company and Janus Capital Corporation. [5]

8.1(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company, Janus Aspen Series, Janus Capital Management LLC, and Janus Distributors LLC. [24]

8.1(d)	Form of Amendment No. 8 to Fund Participation Agreement By and Between Zurich American Life Insurance Company, Janus Aspen Series, and Janus Capital Management LLC (formerly Janus Capital Corporation). [24]

8.2(a)	Participation Agreement By and Among Kemper Investors Life Insurance Company and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management Securities, Inc. (f/k/a Counsellors Securities Inc.). [8]

8.2(b)	Service Agreement between Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company. [6]

8.2(c)	Restatement of Participation Agreement among Counsellors Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company. [10]

8.2(d)	Rule 22c-2 Shareholder Information Agreement, dated October 16, 2007, By and Between Kemper Investors Life Insurance Company and Credit Suisse Asset Management Securities, Inc. [22]

8.3(a)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as DWS Variable Series II), Zurich Kemper Investments, Inc., and Kemper Distributors, Inc., dated January 1, 1999. [8]

8.3(b)	Supplement to Participation Agreement among Kemper Investors Life Insurance Company, DWS Variable Series II (formerly Kemper Investors Fund), Deutsche Investment Management Americas Inc. (formerly Zurich Kemper Investments, Inc.), and DWS Scudder Distributors, Inc (formerly Kemper Distributors, Inc.). [19]

8.3(c)	Supplement to Participation Agreement among Kemper Investors Life Insurance Company, DWS Variable Series II, Deutsche Investment Management Americas Inc., and DWS Scudder Distributors, Inc. [20]

8.3(d)	Administrative Services Agreement, dated November 5, 1997, By and Between Kemper Investors Life Insurance Company and Zurich Kemper Investments, Inc. [21]

8.3(e)	Amendment to November 5, 1997 Services Agreement, dated March 4, 2008, By and Between Kemper Investors Life Insurance Company and Deutsche Investment Management Americas Inc. [22]

8.3(f)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and DWS Scudder Distributors, Inc. [22]

8.3(g)	Amendment to Participation Agreement Dated as of January 1, 1997, Between DWS Variable Series II, Deutsche Investment Management Americas Inc., DWS Investments Distributors, Inc. (formerly, DWS Scudder Distributors, Inc.), and Zurich American Life Insurance Company, dated April 11, 2011. [24]

8.3(h)	Supplement to Participation Agreement Dated January 1, 1997, Among Zurich American Life Insurance Company, DWS Variable Series II, Deutsche Investment Management Americas Inc., and DWS Investments Distributors, Inc., dated April 29, 2011. [24]

8.3(i)	Fourth Amendment to Letter Agreement Dated November 5, 1997, as Amended May 1, 1998, May 1, 2000, and August 1, 2002 Among Deutsche Investment Management Americas Inc. (Formerly, Zurich Scudder Investments, Inc., Scudder Kemper Investments, Inc. and Zurich Kemper Investments, Inc.) and Zurich American Life insurance Company (Formerly, Kemper Investors Life Insurance Company), dated August 28, 2015. [28]

8.4(a)	Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable Life Investment Fund (now known as DWS Variable Series I), dated June 26, 1998. [9]

8.4(b)	Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc. [9]

8.4(c)	Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc. [9]

8.4(d)	Amendment to Participation Agreement between Scudder Variable Series I and Kemper Investors Life Insurance Company. [16]

8.4(e)	Supplement for Participation Agreement Dated as of June 26, 1998, dated August 1, 2008, By and Between Kemper Investors Life Insurance Company and DWS Variable Series I (formerly Scudder Variable Series I). [22]

8.4(f)	Amendment to June 26, 1998 Indemnification Agreement, dated August 28, 2008, By and Between Kemper Investors Life Insurance Company and Deutsche Investment Management Americas, Inc. (formerly Scudder Kemper Investments, Inc.). [22]

8.4(g)	Amendment to Participation Agreement Dated as of June 26, 1998, Between Zurich American Life Insurance Company and DWS Variable Series I (formerly, Scudder Variable Life Investment Fund and Scudder Variable Series I), dated April 11, 2011. [24]

8.4(h)	Amendment to Indemnification Agreement Dated June 26, 1998 Among Deutsche Investment Management Americas Inc. (Formerly, Zurich Scudder Investments, Inc., Scudder Kemper Investments, Inc. and Zurich Kemper Investments, Inc.) and Zurich American Life Insurance Company (Formerly, Kemper Investors Life Insurance Company) , dated August 28, 2015. [28]

8.5(a)	Participation Agreement Among Kemper Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC. [9]

8.5(b)	Services Agreement between Pacific Investment Management Company and Kemper Investors Life Insurance Company. [9]

8.5(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and Allianz Global Investors Distributors LLC. [24]

8.5(d)	Form of Novation of and Amendment to Participation Agreement, By and Among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Zurich American Life Insurance Company. [24]

8.5(e)	Form of Amendment to Participation Agreement Dated January 5, 1999, By and Among Zurich American Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors, LLC). [24]

8.6(a)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company. [11]

8.6(b)	Shareholder Information Agreement, Franklin Templeton Variable Insurance Products Trust, Dated April 16, 2007, By and Among Kemper Investors Life Insurance Company and Franklin/Templeton Distributors, Inc. [24]

8.7(a)	Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. [11]

8.7(b)	November 1, 1999 Amendment to Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. [12]

8.7(c)	Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted). [10]

8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted). [10]

8.7(e)	Supplemental Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and Dreyfus Service Corporation. [22]

8.7(f)	Amendment No. 2 to Fund Participation Agreement Dated April 27, 1999, Between Zurich American Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated April 8, 2011. [24]

8.8(a)	Fund Participation Agreement by and among The Alger American Fund, Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated. [12]

8.8(b)	Service Agreement between Fred Alger Management, Inc. and Kemper Investors Life Insurance Company (redacted). [12]

8.8(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and Fred Alger & Company, Incorporated. [22]

8.8(d)	Amendment No. 1 to Participation Agreement Dated May 1, 1999, Between Zurich American Life Insurance Company, The Alger Portfolios (formerly The Alger American Fund), and Fred Alger & Company Incorporated, dated April 1, 2011. [24]

8.9(a)	Fund Participation Agreement, dated April 30, 2004, by and among Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc. [24]

8.9(b)	Administrative Services Agreement, dated July 1, 2005 Between Kemper Investors Life Insurance Company and AIM Advisors, Inc. [24]

8.9(c)	AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2, dated April 11, 2007, By and Between Kemper Investors Life Insurance Company and AIM Investment Services, Inc. [22]

8.9(d)	Amendment No. 1 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated May 28, 2008. [24]

8.9(e)	Amendment No. 2 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated April 30, 2010. [24]

8.9(f)	Form of Amendment No. 3 to Participation Agreement Dated April 30, 2004, Between Zurich American Life Insurance Company, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), and Invesco Distributors, Inc. [24]

8.10(a)	Insurance Administrative Services Agreement, dated September 7, 2004, between Kemper Investors Life Insurance Company and Liberty Insurance Services Corporation (now known as Concentrix Insurance Administration Solutions Corporation). [13]

8.10(b)	Amendment No. 1 to The Insurance Administrative Services Agreement, dated April 26, 2005, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation (formerly Liberty Insurance Services Corporation). [21]

8.10(c)	Amendment No. 2 to The Insurance Administrative Services Agreement, dated May 16, 2006, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(d)	Amendment No. 3 to The Insurance Administrative Services Agreement, dated August 23, 2006, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(e)	Amendment No. 4 to Third-Party Insurance Administrative Services Agreement, dated February 22, 2007, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(f)	Redacted Amendment No. 5 to Third-Party Insurance Administrative Services Agreement, dated June 1, 2008, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(g)	Amendment No. 6 to Third-Party Insurance Administrative Services Agreement, dated May 15, 2009, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [23]

8.10(h)	Amendment No. 7 to Third-Party Insurance Administrative Services Agreement, dated February 22, 2010, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [23]

8.10(i)	Amendment No. 8 to Third-Party Insurance Administrative Services Agreement, dated as of April 3, 2012, By and Between Zurich American Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [25]

8.10(j)	Amendment No. 9 to Third-Party Insurance Administrative Services Agreement, dated as of December 1, 2012, By and Between Zurich American Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [26]

8.10(k)	Amendment No. 10 to Third-Party Insurance Administrative Services Agreement, dated as of August 25, 2014, By and Between Zurich American Life Insurance Company and Concentrix Insurance Administration Solutions Corporation (formerly known as IBM Business Transformation Outsourcing Insurance Services Corporation). [27]

8.11(a)	Fund Participation Agreement by and among Kemper Investors Life Insurance Company, Deutsche Asset Management VIT Funds (now known as DWS Investments VIT Funds), and Deutsche Asset Management, Inc. [17]

8.11(b)	Administrative Services Agreement between Kemper Investors Life Insurance Company and Deutsche Asset Management, Inc. (redacted). [17]

8.11(c)	Amendment to administrative services agreement between Kemper Investors Life Insurance Company and Deutsche Asset Management, Inc. [18]

8.11(d)	Amendment to Fund Participation Agreement Dated as of October 21, 2001, By and Among Kemper Investors Life Insurance Company, Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), and Deutsche Asset Management, Inc., dated August 1, 2005. [24]

8.11(e)	Amendment to Fund Participation Agreement Dated as of October 22, 2001, Between Zurich American Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and Scudder Investments VIT Funds), and Deutsche Investment Management Americas Inc. (formerly, Deutsche Asset Management, Inc.), dated April 11, 2011. [24]

8.11(f)	Amendment to Services Agreement Dated October 23, 2001 Among Deutsche Investment Management Americas Inc. (Formerly, Zurich Scudder Investments, Inc., Scudder Kemper Investments, Inc. and Zurich Kemper Investment, Inc.) and Zurich American Life Insurance Company (Formerly, Kemper Investors Life Insurance Company), dated August 28, 2015. [28]

9.	Opinion and Consent of Juanita M. Thomas, Esq. [29]

10.	Consent of independent registered public accounting firm. [29]

11.	Not Applicable.

12.	Not Applicable

13.	Schedules for Computation of Performance Calculations. [4]

14.	Not Applicable.

15.1	Powers of Attorney for Vinay Awati, Stuart C. Berman, Debra K. Broek, Bob J. Burne, David J. Dietz, Richard J. Hauser, Ira J. Kleinman, Louis W. Pietroluongo, and Coleen M. Zitt. [29]

17.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004, 2003 and 2002). [13]

17.2	Schedule IV: Reinsurance (year ended December 31, 2004, 2003 and 2002). [13]

17.3	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004, 2003 and 2002). [13]

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.
[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.
[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for Kemper Investors Life Insurance Company (File No. 333-02491) filed on or about April 12, 1996.
[4]	Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.
[5]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.
[6]	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.
[7]	Previously filed in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.
[8]	Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[9]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.
[10]	Previously filed in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.
[11]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.
[12]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.
[13]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.
[14]	Previously filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 28, 2004.
[15]

Incorporated by reference to exhibits filed with Form 10-Q for Kemper Investors Life Insurance Company (now Zurich American Life Insurance Company) (File No. 033-43462) for the quarterly period ended June 30, 2003 filed on or about August 14, 2003.

[16]	Previously filed in Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 28, 2005.
[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-88845) filed on April 30, 2002.
[18]	Previously filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about May 1, 2006.
[19]	Previously filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 27, 2007.
[20]	Previously filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2008.
[21]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-148489) filed on August 8, 2008.
[22]	Previously filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2009.
[23]	Previously filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 30, 2010.
[24]	Previously filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2011.
[25]	Previously filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 30, 2012.
[26]	Previously filed in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 30, 2013.
[27]	Previously filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 30, 2015.
[28]	Previously filed in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2016.
[29]	Filed herewith.

Item 25. Directors and Officers of Zurich American Life Insurance Company (“ZALICO”)

The directors and officers of ZALICO are listed below together with their current positions.

Name	Office with ZALICO
Vinay Awati[1]	Vice President, Chief Financial Officer and Treasurer, Ad Interim
Stuart C. Berman [2]	Director
Debra K. Broek[4]	Director
Bob J. Burne[1]	Director
Patrick J. Carty[2]	Vice President, General Counsel and Corporate Secretary
Dave Dampman[3]	Vice President, Operations
Mary Dening[2]	Assistant Vice President, Actuary
David Jay Dietz[2]	President, Chief Executive Officer and Director
Eileen Ehlers[3]	Assistant Vice President, Underwriting
Cathy Elizabeth Ehrlich[2]	Vice President, Chief Actuary, Appointed Actuary and Illustration Actuary
Ryan Dylan Gibbons[1]	Assistant Secretary
Richard James Hauser[1]	Chairman of the Board, Director and Assistant Secretary
Amy Jackson[1]	Assistant Secretary
Ira J. Kleinman[5]	Director
Audrey Martin[2]	Vice President
Katie Miller[1]	Assistant Secretary
Jon Nagel[2]	Assistant Secretary
Adam Page[1]	Chief Information Security Officer
Louis W. Pietroluongo[6]	Director
German Ramirez[1]	Assistant Secretary
Farah Rehman[7]	Vice President and Responsible Officer, Illustrations
Michael Rohwetter[2]	Vice President and Chief Investment Officer
Juanita Thomas[8]	Vice President, Chief Compliance Officer and 38a-1 Chief Compliance Officer
Li Jun Wang[1]	Assistant Secretary
Feng Zhao[9]	Vice President
Colleen Zitt[1]	Director and Controller

1	The principal business address is 1299 Zurich Way, Schaumburg, IL 60196-1056.
2	The principal business address is 150 Greenwich St., New York, NY 10007.
3	The principal business address is 7045 College Blvd., Overland Park, KS 66211.
4	The principal business address is 716 Fairway Dr., Rock Valley, Iowa 51274.
5	The principal business address is 36 Overlook Road, Livingston, NJ 07039.
6	The principal business address is 17 Marycrest Road, West Nyack, NY 10994.
7	The principal business address is 2000 Sam Houston Parkway, Houston, TX 77042.
8	The principal business address is 4962 Cross Pointe Dr., Oldsmar, FL 34677.
9	The principal business address is 199 Scott Swamp Rd., Farmington, CT 06032.

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Organizations Affiliated with Zurich U.S. Insurance Group

Company	Domicile	Ownership	%
Access Franchise Management Limited	GBR	Zurich Assurance Ltd	100.00000
ACN 000 141 051 Ltd.	AUS	Zurich Financial Services Australia Limited	100.00000
ADAC Autoversicherung AG	DEU	Zürich Beteiligungs-Aktiengesellschaft (Deutschland)	51.00000
Afterland Limited	GBR	Zurich Assurance Ltd	100.00000
AG Haus der Wirtschaft	CHE	Zurich Versicherungs-Gesellschaft AG	8.16327
Allied Dunbar Assurance plc	GBR	Zurich Financial Services (UKISA) Nominees Limited	100.00000
Allied Dunbar Financial Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Healthcare Marketing Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Property Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Provident plc	GBR	Allied Dunbar Assurance plc	100.00000
Allied Zurich Holdings Limited	JEY	Zurich Versicherungs-Gesellschaft AG	100.00000
Allied Zurich Limited	GBR	Zurich Insurance Group Ltd.	100.00000
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00000
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00000
Applyhere Pty Ltd	AUS	Davidson Trahaire Holding Pty Ltd	100.00000
Ashdale Land and Property Company Limited	GBR	Zurich Insurance plc	100.00000
Asistbras S/A Assistência ao Viajante	BRA	Travel Ace Internacional de Servicios S.A.	65.00000
Assistance Online (China) Co Ltd	CHN	Assistancee Online Pte. Ltd	100.00000
Assistancee Online HK Ltd	HKG	Assistancee Online HK Ltd	0.00000
Assistancee Online HK Ltd	HKG	Assistancee Online Pte. Ltd	100.00000
Assistancee Online Pte. Ltd	SGP	Customer Care Assistance Pty Ltd	100.00000
Associated Marine Insurers Agents Pty. Limited	AUS	Zurich Financial Services Australia Limited	100.00000
ASTIS Holdings Limited	AUS	Cover-More Finance Pty Limited	100.00000
Aust Office 1, LLC	DE	Zurich American Insurance Company	100.00000
Ballykilliane Holdings Limited	IRL	Zurich Insurance plc	100.00000
Bansabadell Pensiones, E.G.F.P, S.A.	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	ESP	Zurich Versicherungs-Gesellschaft AG	50.00000
Bansabadell Servicios Auxiliares De Seguros, S.L.	ESP	Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	100.00000
Bansabadell Vida S.A. de Seguros y Reaseguros	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Benefit Finance Partners, L.L.C.	DE	Zurich Benefit Finance LLC	50.00000
BFP Securities LLC	DE	Benefit Finance Partners, L.L.C.	100.00000
Bloomington Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Bloomington Office MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
Bloomington Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Bloomington Office MGP, LLC	DE	Bloomington Office MGP Manager, Inc	1.00000
Blue Insurance Australia Pty Ltd	AUS	Blue Insurance Limited	100.00000
Blue Insurance Limited	IRL	Cover-More Australia Pty Ltd	97.61000
Blue Marble Capital L.P.	BMU	Blue Marble Micro Limited	100.00000
Blue Marble Micro Limited	GBR	Zürich Versicherungs-Gesellschaft AG	100.00000
Blue Marble Microinsurance, Inc.	DE	Blue Marble Micro Limited	100.00000
Bonnfinanz Aktiengesellschaft fur Vermogensberatung und Verm	DEU	Deutscher Herold Aktiengesellschaft	100.00000
Bonus Pensionskassen Aktiengesellschaft	AUT	Zurich Versicherungs-Aktiengesellschaft	87.50000
BONUS Vorsorgekasse AG	AUT	Zurich Versicherungs-Aktiengesellschaft	50.00000
BOS Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
BOS Apt 2, LLC	DE	Zurich American Insurance Company	100.00000
BOS Office 2 LLC	DE	Zurich American Insurance Company	100.00000
BOS Office 3, LLC	DE	Farmers New World Life Insurance Company	100.00000
BOS Office 4, LLC	DE	Zurich American Insurance Company	100.00000
BOS Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Bright Box Europe S.A.	CHE	Bright Box HK Limited	100.00000
Bright Box HK Limited	CHN	Zürich Versicherungs-Gesellschaft AG	100.00000

Bright Box Hungary KFT	HUN	Bright Box HK Limited	100.00000
Bright Box Middle East FZCO	ARE	Bright Box HK Limited	100.00000
Brinker Retail MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Bristlecourt Limited	GBR	Zurich Assurance Ltd	100.00000
Cayley Aviation Ltd.	BMU	Zurich Insurance Company Ltd, Bermuda Branch	100.00000
Celta Assistance SL	ESP	Universal Assistance S.A.	100.00000
Centre Group Holdings (U.S.) Limited	DE	Zurich Finance Company Ltd	100.00000
Centre Insurance Company	DE	Centre Solutions (U.S.) Limited	100.00000
Centre Life Insurance Company	MA	Centre Solutions (U.S.) Limited	100.00000
Centre Reinsurance (U.S.) Limited	BMU	Centre Group Holdings (U.S.) Limited	100.00000
Centre Solutions (Bermuda) Limited	BMU	Zurich Finance Company Ltd	100.00000
Centre Solutions (U.S.) Limited	BMU	Centre Group Holdings (U.S.) Limited	100.00000
Charlotte Office 1, LLC	DE	Zurich American Insurance Company	100.00000
CHI APT 1, LLC	DE	Zurich American Insurance Company	100.00000
CHI IND 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Chilena Consolidada Seguros de Vida S.A.	CHL	Inversiones Suizo Chilena S.A.	98.97703
Chilena Consolidada Seguros Generales S.A.	CHL	Chilena Consolidada Seguros de Vida S.A.	7.40525
Chilena Consolidada Seguros Generales S.A.	CHL	Inversiones Suizo Chilena S.A.	82.73165
City of London Insurance Company Limited	GBR	Eagle Star Insurance Company Limited	100.00000
COFITEM-COFIMUR	FRA	Zurich Versicherungs-Gesellschaft AG	12.40521
Collierville Center, LP	DE	Zurich Structured Finance, Inc.	99.00000
Collierville MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Collierville Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Collierville Office MGP, LLC	DE	Collierville MGP Manager, Inc.	1.00000
Colonial American Casualty and Surety Company	MD	Fidelity and Deposit Company of Maryland	100.00000
Community Trust Services Limited	GBR	Zurich Community Trust (UK) Limited	99.00000
Community Trust Services Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	1.00000
Concisa Vorsorgeberatung und Management AG	AUT	Bonus Pensionskassen Aktiengesellschaft	100.00000
Concourse Skelmersdale Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Cover-More (NZ) Limited	NZL	Cover-More Australia Pty Ltd	100.00000
Cover-More Asia Pte. Ltd	SGP	Travel Assist Pty Limited	100.00000
Cover-More Australia Pty Ltd	AUS	Cover-More Holdings Pty Ltd	100.00000
Cover-More Finance Pty Limited	AUS	Cover-More Group Limited	100.00000
Cover-More Group Limited	AUS	Zurich Travel Solutions Pty Limited	100.00000
Cover-More Holdings Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Cover-More Holdings USA Inc.	DE	Travel Assist Pty Limited	100.00000
Cover-More Inc.	DE	Cover-More Holdings USA Inc.	100.00000
Cover-More Insurance Services Limited	GBR	Cover-More Australia Pty Ltd	100.00000
Cover-More Insurance Services Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
CP Holding Limited	VGB	Zurich Insurance Company Ltd, Bermuda Branch	100.00000
CREC (Birmingham), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (COLLIERVILLE), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Durham), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Sacramento), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CTH Affordable Housing Corporation	DE	Zurich Structured Finance, Inc.	100.00000
CTH Affordable Housing Investor, Inc.	DE	CTH Affordable Housing Corporation	100.00000
CTH/Landmark SLP, Inc.	IL	CTH Affordable Housing Corporation	100.00000
Cursud N.V.	ANT	Zurich Versicherungs-Gesellschaft AG	100.00000
Customer Care Assistance Pty Ltd	AUS	Customer Care Holdings Pty Ltd	100.00000
Customer Care Holdings Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Customer Care Pty Ltd	AUS	Customer Care Holdings Pty Ltd	100.00000
DA Deutsche Allgemeine Versicherung Aktiengesellschaft	DEU	Zürich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Dallas Office MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Dallas Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Dallas Office MGP, LLC	DE	Dallas Office MGP Manager, Inc.	1.00000
Dallas Tower LP	DE	Zurich Structured Finance, Inc.	99.00000
Davidson Trahaire Corpsych (Singapore) Pte. Limited	SGP	DTC Bidco Pty Ltd	100.00000
Davidson Trahaire Corpsych Pty Ltd	AUS	Davidson Trahaire Holding Pty Ltd	65.00000
Davidson Trahaire Corpsych Pty Ltd	AUS	Applyhere Pty Ltd	35.00000
Davidson Trahaire Holding Pty Ltd	AUS	DTC Australia Pty Ltd	100.00000
DB Vita S.A.	LUX	Deutscher Herold Aktiengesellschaft	25.00000

DC Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
DC Retail 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Delkir S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Delta Wetlands Properties	IL	KLMLP 2, LLC	90.00000
Delta Wetlands Properties	IL	KLMLP 3, LLC	10.00000
DEN Retail 1 LLC	DE	Farmers New World Life Insurance Company	100.00000
Derimed S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	100.00000
Deutsche Zurich Pensiones, Entidad Gestora de Fondos de Pens	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Deutscher Herold Aktiengesellschaft	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	79.82639
Deutscher Pensionsfonds Aktiengesellschaft	DEU	Deutscher Herold Aktiengesellschaft	74.90000
Deutsches Institut fur Altersvorsorge GmbH	DEU	Deutscher Herold Aktiengesellschaft	22.00000
Digital Insurance Group B.V.	NLD	Zürich Versicherungs-Gesellschaft AG	10.00000
Disability Management Services, Inc.	CT	Centre Group Holdings (U.S.) Limited	40.00000
DTC Australia Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
DTC Bidco Pty Ltd	AUS	DTC Holdco Pty Ltd	100.00000
DTC Holdco Pty Ltd	AUS	ASTIS Holdings Limited	100.00000
DTC NZ Bidco Limited	NZL	DTC Bidco Pty Ltd	100.00000
Dunbar Assets Ireland	IRL	Zurich Finance Company Ltd	0.03664
Dunbar Assets Ireland	IRL	ZCM Asset Holding Company (Bermuda) Limited	0.00000
Dunbar Assets plc	GBR	Dunbar Assets Ireland	100.00000
Dunbar Nominees Limited	GBR	Dunbar Assets plc	100.00000
Dunbar Sports and Social Club Limited	GBR	Allied Dunbar Assurance plc	100.00000
Dusfal S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Eagle Star (Leasing) Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Direct (Camberley) Limited	GBR	Zurich Insurance Company (U.K.) Limited	100.00000
Eagle Star Direct Services Limited	GBR	Zurich UK General Services Limited	100.00000
Eagle Star Estates Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star European Life Assurance Company Limited	IRL	Zurich Life Assurance plc	100.00000
Eagle Star Executives Pension Trustee Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Eagle Star Farms Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Forests Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Group Holdings Limited	GBR	Eagle Star Holdings Limited	100.00000
Eagle Star Group Services Limited	GBR	Eagle Star Holdings Limited	100.00000
Eagle Star Holding Company of Ireland	IRL	Eagle Star Group Holdings Limited	0.00006
Eagle Star Holding Company of Ireland	IRL	Zurich Assurance Ltd	99.99994
Eagle Star Holdings Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Eagle Star Insurance Company Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Eagle Star Loans Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Securities Limited	GBR	Zurich Insurance plc	100.00000
Edilspettacolo SRL	ITA	Zurich Insurance Company Ltd - Rappresentanza Generale per l	35.71233
Empire Fire and Marine Insurance Company	NE	Zurich American Insurance Company	100.00000
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00000
Employee Services Limited	GBR	Allied Dunbar Financial Services Limited	100.00000
Endsleigh Financial Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Endsleigh Pension Trustee Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Eritage S.A.	URY	Zürich Versicherungs-Gesellschaft AG	65.00000
ES (Walsall) Nominee Limited	GBR	Zurich Assurance Ltd	100.00000
ES Cannock Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Cannock Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Dudley Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Dudley Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Plympton Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Plympton Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Ramsgate Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Ramsgate Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ESI Financing Limited	GBR	Eagle Star Insurance Company Limited	0.00011
ESI Financing Limited	GBR	Zurich Versicherungs-Gesellschaft AG	99.99989
Euclid KY Annex, LP	DE	Zurich Structured Finance, Inc.	99.00000
Euclid Office LP	DE	Zurich Structured Finance, Inc.	99.00000

Euclid Warehouses LP	DE	Zurich Structured Finance, Inc.	99.00000
Euroamérica Administradora General de Fondos S.A	CHL	Chilena Consolidada Seguros de Vida S.A.	100.00000
Extremus Versicherung-Aktiengesellschaft	DEU	Zurich Insurance plc Niederlassung fur Deutschland	5.00000
Farmers Family Fund	CA	Farmers Group, Inc.	100.00000
Farmers Group, Inc.	NV	Zurich Versicherungs-Gesellschaft AG	87.90000
Farmers Group, Inc.	NV	Zurich Insurance Group Ltd.	12.10000
Farmers Life Insurance Company of New York	NY	Farmers New World Life Insurance Company	100.00000
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00000
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00000
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00000
Farmers Underwriters Association	CA	Farmers Group, Inc.	100.00000
Fidelity and Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00000
FIG Holding Company	CA	Farmers Group, Inc.	100.00000
FIG Leasing Co., Inc.	CA	Farmers Group, Inc.	100.00000
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00000
Fitsense Insurance Services Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BOL	Zurich Boliviana Seguros Personales S.A.	8.42193
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BOL	Zurich South America Invest AB	71.57801
FX Insurance Agency Hawaii, LLC	HI	FIG Leasing Co., Inc.	100.00000
FX Insurance Agency, LLC	DE	FIG Leasing Co., Inc.	100.00000
General Surety & Guarantee Co Limited	GBR	Zurich Insurance Company (U.K.) Limited	100.00000
Genevoise, Compagnie Immobiliere SA	CHE	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Grovewood Engineering Limited	GBR	Zurich Assurance Ltd	100.00000
Grovewood Property Holdings Limited	GBR	Eagle Star Holdings Limited	100.00000
H4B Humboldthafen Einheitsgesellschaft GmbH&Co.KG	DEU	REX-ZDHL S.C.S. SICAV-SIF	94.90000
Halo Holdco Limited	GBR	Cover-More Australia Pty Ltd	100.00000
Halo Holdco Limited	GBR	Zürich Versicherungs-Gesellschaft AG	0.00000
Halo Insurance Services Limited	GBR	Halo Holdco Limited	100.00000
Halo Insurance Services Pty Ltd	AUS	Halo Insurance Services Limited	100.00000
Hawkcentral Limited	GBR	Zurich Assurance Ltd	100.00000
Herengracht Investments B.V	DEU	RE Curve Holding B.V.	100.00000
Home & Overseas Insurance Company Limited	GBR	Eagle Star Insurance Company Limited	100.00000
Hoplite Reinsurance Company of Vermont, Inc.	VT	Zurich Holding Company of America, Inc.	100.00000
HOU IND 1, LLC	DE	Zurich American Insurance Company	100.00000
HOU IND 2, LLC	DE	Zurich American Insurance Company	100.00000
HOU IND 3, LLC	DE	Zurich American Insurance Company	100.00000
Independence Center Realty L.P.	DE	Philadelphia Investor, LLC	89.00000
INNATE, Inc.	DC	Cover-More Holdings USA Inc.	100.00000
INTEGRA Versicherungsdienst GmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	100.00000
International Travel Assistance S.A.	PAN	Zürich Versicherungs-Gesellschaft AG	55.00000
Inversiones Suizo Chilena S.A.	CHL	Inversiones Suizo-Argentina S.A.	0.00001
Inversiones Suizo Chilena S.A.	CHL	Zurich Versicherungs-Gesellschaft AG	99.99999
Inversiones Suizo-Argentina S.A.	ARG	Zurich Lebensversicherungs-Gesellschaft AG	5.00400
Inversiones Suizo-Argentina S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	94.99600
Inversiones ZS America Dos Limitada	CHL	Inversiones ZS America SpA	100.00000
Inversiones ZS America SpA	CHL	Zurich Santander Insurance America, S.L.	100.00000
Inversiones ZS America Tres SpA	CHL	Zurich Santander Insurance America, S.L.	100.00000
Inversora Alpina Financiadora de Primas, C.A.	VEN	Zurich Seguros, S.A.	100.00000
Irish National Insurance Company p.l.c.	IRL	Zurich Insurance plc	99.99999
Isis S.A.	ARG	Inversiones Suizo-Argentina S.A.	60.50140
Isis S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	39.49860
JFS/ZSF 1997 L.P.	VA	Zurich Structured Finance, Inc.	99.00000
JFS/ZSF 1998, L.P.	VA	Zurich Structured Finance, Inc.	99.00000
Kansas City Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Kansas Office MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Kansas Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Kansas Office MGP, LLC	DE	Kansas Office MGP Manager, Inc.	1.00000
Karvat Cover-More Assist. Pvt Ltd.	IND	Cover-More Asia Pte. Ltd	100.00000
Kennet Road 1 UK Limited	GBR	Zurich Assurance Ltd	100.00000
Kennet Road 2 UK Limited	GBR	Zurich Assurance Ltd	100.00000
KLMLP 2, LLC	DE	KLMLP, L.P.	100.00000

KLMLP 3, LLC	DE	KLMLP 2, LLC	100.00000
KLMLP, L.P.	DE	Zurich American Corporation	75.00000
Knip (Deutschland) GmbH	DEU	Knip AG	100.00000
Knip AG	CHE	Digital Insurance Group B.V.	98.88000
Komparu B.V.	NLD	Digital Insurance Group B.V.	100.00000
Kono Insurance Limited	HKG	Zurich Versicherungs-Gesellschaft AG	100.00000
Kouler S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
LA Industrial 1, LLC	DE	Zurich American Insurance Company	100.00000
LA Retail 1 LLC	DE	Zurich American Insurance Company	100.00000
Limited Liability Company “BRIGHT BOX”	RUS	Bright Box HK Limited	100.00000
Limited Liability Company “REMOTO”	RUS	Bright Box HK Limited	100.00000
Manon Vision Co., Ltd.	THA	Centre Solutions (Bermuda) Limited	0.00057
Manon Vision Co., Ltd.	THA	Zurich Finance Company Ltd	0.00066
Manon Vision Co., Ltd.	THA	Zurich Versicherungs-Gesellschaft AG	99.99877
MEATPACKING B.V.	NLD	Rock Inne Vastgoed B.V.	100.00000
Medidata AG	CHE	Zurich Versicherungs-Gesellschaft AG	8.85180
Meritclass Investments Limited	GBR	Zurich Assurance Ltd	100.00000
MI Administrators, LLC	DE	FIG Leasing Co., Inc.	100.00000
MIAMI INDUSTRIAL 1, LLC	DE	Zurich American Insurance Company	100.00000
Miami Industrial 2, LLC	DE	Farmers New World Life Insurance Company	100.00000
Miami Office 2, LLC	DE	Zurich American Insurance Company	100.00000
MIAMI OFFICE 3, LLC	DE	Zurich American Insurance Company	100.00000
Miami Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Minas Brasil Promotora de Servicos S/A	BRA	Zurich Minas Brasil Seguros S.A,	100.00000
MSHQ, LLC	DE	JFS/ZSF 1998, L.P.	100.00000
MSP APT 1, LLC	DE	Zurich American Insurance Company	100.00000
Nashville Office 1, LLC	DE	Zurich American Insurance Company	100.00000
Navigators and General Insurance Company Limited	GBR	Zurich Insurance plc	100.00000
Nearheath Limited	GBR	Zurich Assurance Ltd	100.00000
NY Industrial 1, LLC	DE	Zurich American Insurance Company	100.00000
Oak Underwriting plc	GBR	Zurich Holdings (UK) Limited	100.00000
Orange Stone Company	IRL	Zurich Finance Company AG	100.00000
Orion Rechtsschutz-Versicherung AG	CHE	Zurich Versicherungs-Gesellschaft AG	78.00000
Parcelgate Limited	GBR	Zurich Assurance Ltd	100.00000
Perils AG	CHE	Zurich Versicherungs-Gesellschaft AG	11.11111
Perunsel S.A.	URY	Zürich Versicherungs-Gesellschaft AG	60.00000
Philly Office 1, LLC	DE	Zurich American Insurance Company	100.00000
POR Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
POR Apt 2, LLC	DE	Zurich American Insurance Company	100.00000
POR Office 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Prime Corporate Psychology Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
Protektor Lebensversicherungs-AG	DEU	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	5.15838
PT Zurich Insurance Indonesia	IDN	Zürich Rückversicherungs-Gesellschaft AG	1.56878
PT Zurich Insurance Indonesia	IDN	Zurich Versicherungs-Gesellschaft AG	97.09134
PT Zurich Topas Life	IDN	Zurich Versicherungs-Gesellschaft AG	80.00000
R3 FL Holdings, LLC	FL	Fidelity and Deposit Company of Maryland	100.00000
Raleigh/Durham Offices, L.P.	DE	Zurich Structured Finance, Inc.	99.00000
RE Curve Holding B.V.	DEU	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
Real Garant Espana S.L.	ESP	Real Garant GmbH Garantiesysteme	100.00000
Real Garant GmbH Garantiesysteme	DEU	Real Garant Versicherung Aktiengesellschaft	100.00000
Real Garant Versicherung Aktiengesellschaft	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Research Triangle MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Research Triangle Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Research Triangle Office MGP, LLC	DE	Research Triangle MGP Manager, Inc.	1.00000
REX Holding S.a.r.l.	LUX	REX-ZDHL S.C.S. SICAV-SIF	100.00000
REX-Germany-ZDHL S.C.S	LUX	REX-ZDHL S.C.S. SICAV-SIF	95.240
Rex-Spain-ZDHL S.L.	ESP	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
REX-The East S.à.r.l	LUX	REX-ZDHL S.C.S. SICAV-SIF	94.80000

REX-ZDHL GP S.a.r.l.	LUX	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
REX-ZDHL S.C.S. SICAV-SIF	LUX	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
Rock Inne Vastgoed B.V.	NLD	REX Holding S.à.r.l.	100.00000
Rokin 21 B.V.	NLD	Roxana Vastgoed B.V.	100.00000
Rokin 49 B.V.	NLD	Rock Inne Vastgoed B.V.	100.00000
Roxana Vastgoed B.V.	NLD	REX Holding S.à.r.l.	100.00000
Rural Community Insurance Company	MN	Zurich American Insurance Company	100.00000
Sacramento Office MGP, LLC	DE	Zurich Structured Finance, Inc.	100.00000
SAN DIEGO INDUSTRIAL 1, LLC	DE	Zurich American Insurance Company	100.00000
San Diego Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Santander Rio Seguros S.A.	ARG	Inversiones ZS America SpA	4.00000
Santander Rio Seguros S.A.	ARG	Zurich Santander Insurance America, S.L.	96.00000
Santander Seguros Sociedad Anónima	URY	Zurich Santander Insurance America, S.L.	100.00000
Saudi National Insurance Company	BHR	Zurich Insurance Company Ltd (Bahrain Branch)	5.00000
Sceptre Trust Limited	BHS	Eagle Star Holdings Limited	0.00002
Sceptre Trust Limited	BHS	Eagle Star Insurance Company Limited	99.99998
SEA APARTMENT 1, LLC	DE	Zurich American Insurance Company	100.00000
SEA APARTMENT 2, LLC	DE	Zurich American Insurance Company	100.00000
Serviaide Assistencia e Servicos, Lda.	PRT	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	95.00001
Serviaide Assistencia e Servicos, Lda.	PRT	Serviaide, S.A. - Sociedad Unipersonal	4.99999
Serviaide, S.A. - Sociedad Unipersonal	ESP	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	100.00000
Servizurich S.A. - Sociedad Unipersonal	ESP	Zurich Insurance plc, Sucursal en Espana	100.00000
SF Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
SF Industrial 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
SF Office 1, LLC	DE	Zurich American Insurance Company	100.00000
SF Office 4, LLC	DE	Zurich American Insurance Company	100.00000
Shire Park Limited	GBR	Zurich Assurance Ltd	12.41935
SOCIETE AVENUE LOUIS CASAI 86 SA	CHE	Zürich Lebensversicherungs-Gesellschaft AG	100.00000
Speigelhof Vastgoed B.V.	DEU	RE Curve Holding B.V.	100.00000
Springboard Health and Performance Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00000
Steadfast Santa Clarita Holdings LLC	DE	Steadfast Insurance Company	100.00000
Sterling ISA Managers (Nominees) Limited	GBR	Sterling ISA Managers Limited	100.00000
Sterling ISA Managers Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Stratos Limited	NZL	DTC NZ Bidco Limited	100.00000
Sunley Homes Limited	GBR	Zurich Insurance plc	100.00000
Swiss Insurance Management (Hong Kong) Limited	HKG	Zurich Insurance Holdings (Hong Kong) Limited	99.50495
Swiss Insurance Management (Hong Kong) Limited	HKG	Zurich Services (Hong Kong) Limited	0.49505
TDG Tele Dienste GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Tennyson Insurance Limited	GBR	Zurich Holdings (UK) Limited	100.00000
The Liverpool Reversionary Company Limited	GBR	Eagle Star Insurance Company Limited	100.00000
The Trust Company of Scotland Limited	GBR	Zurich Insurance plc	100.00000
The Zurich Services Corporation	IL	Zurich Holding Company of America, Inc.	100.00000
TopReport Schadenbesichtigungs GmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	14.28571
Travel Ace Chile S.A.	CHL	Travel Ace Internacional de Servicios S.A.	1.00000
Travel Ace Chile S.A.	CHL	Zürich Versicherungs-Gesellschaft AG	99.00000
Travel Ace Internacional de Servicios S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Travel Assist Pty Limited	AUS	ASTIS Holdings Limited	100.00000
Travel Insurance Partners Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Travelex Insurance Services Limited	DE	Cover-More Holdings USA Inc.	100.00000
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00000
Turegum Immobilien AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
UA Assistance S.A. de C.V.	MEX	Travel Ace Internacional de Servicios S.A.	0.00000
UA Assistance S.A. de C.V.	MEX	Zürich Versicherungs-Gesellschaft AG	100.00000
Universal Assistance Assistencia Ao Viajante Ltda	BRA	Perunsel S.A.	0.00000
Universal Assistance Chile S.A.	CHL	Travel Ace Internacional de Servicios S.A.	0.02000
Universal Assistance Chile S.A.	CHL	Travel Ace Chile S.A.	99.98000

Universal Assistance S.A.	ARG	World Wide Assistance S.A.	92.71000
Universal Assistance S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	7.29000
Universal Assistance S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Universal Travel Assistance S.A.S.	COL	Zürich Versicherungs-Gesellschaft AG	100.00000
Universal Underwriters Insurance Company	IL	Zurich American Insurance Company	100.00000
Universal Underwriters of Texas Insurance Company	IL	Universal Underwriters Insurance Company	100.00000
Universal Underwriters Service Corporation	MO	Zurich Holding Company of America, Inc.	100.00000
Unviversal Assistance Inc.	FL	Universal Assistance S.A.	0.00000
Vehicle Dealer Solutions, Inc.	FL	Zurich Holding Company of America, Inc.	100.00000
Winchester Land, LLC	FL	R3 FL Holdings, LLC	100.00000
Winn-Dixie MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Wohnen H3B Humboldthafen GmbH&Co.KG	DEU	REX-ZDHL S.C.S. SICAV-SIF	94.90000
World Travel Protection Canada Inc.	CAN	Zurich Canadian Holdings Limited	100.00000
World Wide Assistance S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	100.00000
Wrightway Underwriting Limited	IRL	Ballykilliane Holdings Limited	100.00000
Z flex Gesellschaft fur Personaldienstleistungen mbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
ZCM (U.S.) Limited	DE	Zurich Finance Company Ltd	100.00000
ZCM Asset Holding Company (Bermuda) Limited	BMU	Zurich Finance Company Ltd	100.00000
ZCM Matched Funding Corp.	CYM	Zurich Capital Markets Inc.	100.00000
ZFUS Services, LLC	DE	Zurich Holding Company of America, Inc.	100.00000
ZGEE3 Limited	GBR	Zurich Insurance Company (U.K.) Limited	100.00000
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00000
ZPC Capital Limited	GBR	Zurich Holdings (UK) Limited	100.00000
ZSF / Collierville, LLC	DE	Collierville Center, LP	100.00000
ZSF / Office KY, LLC	DE	Euclid Office LP	100.00000
ZSF / Office NV, LLC	DE	Euclid Office LP	100.00000
ZSF / Office NY, LLC	DE	Euclid Office LP	100.00000
ZSF 99-4, Inc.	IL	CTH Affordable Housing Corporation	100.00000
ZSF KY Annex, LLC	DE	Euclid KY Annex, LP	100.00000
ZSF Newport I Corporation	IL	CTH Affordable Housing Corporation	100.00000
ZSF/Bloomington, LLC	DE	Bloomington Office LP	100.00000
ZSF/C1 MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/C1 MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
ZSF/C1 MGP, LLC	DE	ZSF/C1 MGP Manager, Inc	1.00000
ZSF/C2 MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/C2 MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
ZSF/C2 MGP, LLC	DE	ZSF/CF2 MGP Manager, Inc.	1.00000
ZSF/Dallas Tower, LLC	DE	Dallas Tower LP	100.00000
ZSF/Kansas, LLC	DE	Kansas City Office LP	100.00000
ZSF/Land Parcels LLC	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/Research Gateway, LLC	DE	Raleigh/Durham Offices, L.P.	100.00000
ZSF/WD Fitzgerald, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Hammond, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Jacksonville, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Montgomery 31, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Opa Locka, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Orlando, LLC	DE	Euclid Warehouses LP	100.00000
ZSFH LLC	DE	Zurich Holding Company of America, Inc.	100.00000
ZSG Kfz-ZulassungsservicegesmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	33.33333
ZSL Financing Limited	GBR	Zurich Holdings (UK) Limited	1.00000
ZSL Financing Limited	GBR	Zurich Specialties London Limited	99.00000
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Finanz-Gesellschaft AG	0.00002
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Investments Life S.p.A.	0.00002
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Lebensversicherungs-Gesellschaft AG	99.99990
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Versicherungs-Gesellschaft AG	0.00002
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	0.00002
Zurich (Scotland) Limited Partnership	GBR	Zurich General Partner (Scotland) Ltd	100.00000
Zurich Administradora General de Fondos S.A.	CHL	Chilena Consolidada Seguros de Vida S.A.	99.97013
Zurich Administradora General de Fondos S.A.	CHL	Inversiones Suizo Chilena S.A.	0.02987
Zurich Advice Network Limited	GBR	Allied Dunbar Assurance plc	100.00000

Zurich AFIN Mexico, S.A. DE C.V.	MEX	Zurich Compania de Sefuros, S.A.	0.00200
Zurich AFIN Mexico, S.A. DE C.V.	MEX	Zurich Versicherungs-Gesellschaft AG	99.99800
Zurich Agency Services Inc.	MA	Zurich Holding Company of America, Inc.	100.00000
Zurich Alternative Asset Management, LLC	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich America Latina Serviços Brasil Ltda.	BRA	Zurich Lebensversicherungs-Gesellschaft AG	0.01000
Zurich America Latina Serviços Brasil Ltda.	BRA	Zurich Versicherungs-Gesellschaft AG	99.99000
Zurich American Corporation	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich American Insurance Company	NY	Zurich Holding Company of America, Inc.	100.00000
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00000
Zurich American Life Insurance Company	IL	Zurich American Corporation	100.00000
Zurich American Life Insurance Company of New York	NY	Zurich American Life Insurance Company.	100.00000
Zurich Argentina Cia. de Seguros S.A.	ARG	Inversiones Suizo-Argentina S.A.	55.46140
Zurich Argentina Cia. de Seguros S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	44.53611
Zurich Argentina Companía de Seguros de Retiro S.A.	ARG	Zurich Argentina Cia. de Seguros S.A.	46.64193
Zurich Argentina Companía de Seguros de Retiro S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	53.35807
Zurich Argentina Reaseguros S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Aseguradora Argentina S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	99.90000
Zurich Aseguradora Mexicana, S.A. de C.V.	MEX	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Aseguradora Mexicana, S.A. de C.V.	MEX	Zürich Lebensversicherungs-Gesellschaft AG	0.00000
Zurich Asset Management Gerente de Fondos Comunes de Inversi	ARG	Inversiones Suizo-Argentina S.A.	89.99990
Zurich Asset Management Gerente de Fondos Comunes de Inversi	ARG	Isis S.A.	10.00010
Zurich Assurance Ltd	GBR	Eagle Star Holdings Limited	100.00000
Zurich Australia Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Australian Insurance Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Australian Insurance Properties Pty Limited	AUS	Zurich Australia Limited	40.00000
Zurich Australian Insurance Properties Pty Limited	AUS	Zurich Australian Insurance Limited	60.00000
Zurich Australian Property Holdings Pty Ltd	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Australian Superannuation Pty Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Bank International Limited	GBR	Dunbar Assets Ireland	100.00000
Zurich Benefit Finance LLC	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DEU	Zurich IT Service AG Niederlassung fur Deutschland	82.61672
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DEU	Zurich Leben Service AG Niederlassung fur Deutschland	17.38328
Zurich Brasil Capitalizacao S.A	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Brasil Companhia de Seguros	BRA	Zurich Minas Brasil Seguros S.A.	100.00000
Zurich Building Control Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Canadian Holdings Limited	CAN	Zurich Insurance Company Ltd, Canadian Branch	68.81942
Zurich Canadian Holdings Limited	CAN	Zurich Versicherungs-Gesellschaft AG	31.18058
Zurich Capital Markets Inc.	DE	ZCM (U.S.) Limited	100.00000
Zurich Capital Markets Securities Inc.	DE	Zurich Capital Markets Inc.	100.00000
Zurich Colombia Seguros S.A.	COL	Zurich Versicherungs-Gesellschaft AG	94.90000
Zurich Colombia Seguros S.A.	COL	Zurich Lebensversicherungs-Gesellschaft AG	5.10000
Zurich Community Trust (UK) Limited	GBR	Zurich Financial Services (UKISA) Limited	50.00000
Zurich Community Trust (UK) Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	50.00000
Zurich Compania de Reaseguros Argentina S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	5.00000
Zurich Compania de Reaseguros Argentina S.A.	ARG	Inversiones Suizo-Argentina S.A.	95.00000
Zurich Companía de Seguros, S.A.	MEX	Zurich Versicherungs-Gesellschaft AG	99.88280
Zurich Computer Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Consultoria de Riesgos, C.A.	VEN	Zurich Seguros, S.A.	99.99000
Zurich Corredora de Bolsa S.A.	CHL	Inversiones Suizo Chilena S.A.	99.00030
Zurich Corredora de Bolsa S.A.	CHL	Zurich Investments Chile S.A.	0.99970
Zurich Customer Active Management, d.o.o.	SVN	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich CZI Management Holding Ltd.	DE	Zurich Global Investment Management Inc.	100.00000
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DEU	Deutscher Herold Aktiengesellschaft	67.54030
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	32.45970
Zurich E&S Insurance Brokerage, Inc.	CA	Zurich American Insurance Company	100.00000
Zurich Employment Services Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Engineering Inspection Services Ireland Limited	IRL	Zurich Insurance plc	100.00000
Zurich Eurolife S.A.	LUX	Zurich Lebensversicherungs-Gesellschaft AG	90.00000

Zurich Eurolife S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	10.00000
Zurich F&I Reinsurance T&C Limited	TCA	Zurich Agency Services Inc.	0.00050
Zurich F&I Reinsurance T&C Limited	TCA	Universal Underwriters Service Corporation	99.99950
Zurich Fianzas Mexico, S.A.DE C.V.	MEX	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Australia) Limited	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Bermuda) Ltd.	BMU	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Luxembourg) S.A.	LUX	Zurich Lebensversicherungs-Gesellschaft AG	0.08065
Zurich Finance (Luxembourg) S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	99.91935
Zurich Finance (UK) plc	GBR	Zurich Financial Services (UKISA) Limited	99.99800
Zurich Finance (UK) plc	GBR	Zurich Financial Services (UKISA) Nominees Limited	0.00200
Zurich Finance Company Ltd	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Management Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Financial Services (Isle of Man) Group Services Limit	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (Isle of Man) Holdings Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (Isle of Man) Insurance Manager Lt	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (UKISA) Group Services Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Financial Services (UKISA) Limited	GBR	Allied Zurich Holdings Limited	90.31559
Zurich Financial Services (UKISA) Limited	GBR	Zurich Insurance plc	9.68441
Zurich Financial Services (UKISA) Nominees Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Financial Services Australia Limited	AUS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services EUB Holdings Limited	IRL	Zurich Ins Group	0.08333
Zurich Financial Services EUB Holdings Limited	IRL	Zurich Insurance Group Ltd.	99.91667
Zurich Financial Services UK Pension Trustee Limited	GBR	Zurich Financial Services (UKISA) Limited	99.00000
Zurich Finanz-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich General Insurance Company (China) Limited	CHN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich General Insurance Malaysia Berhad	MYS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich General Partner (Scotland) Ltd	GBR	Allied Zurich Holdings Limited	100.00000
Zurich GL Servicios Mexico, S.A. de C.V.	MEX	Zurich Vida, Compañía de Seguros, S.A.	95.00000
Zurich GL Servicios Mexico, S.A. de C.V.	MEX	Zurich Companía de Seguros, S.A.	5.00000
Zurich Global Corporate UK Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Global Investment Management Inc.	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich Global, Ltd.	BMU	Zurich Holding Company of America, Inc.	100.00000
Zurich Group Pension Services (UK) Ltd	GBR	Zurich Assurance Ltd	100.00000
Zurich GSG Limited	GBR	Zurich GSH Limited	100.00000
Zurich GSH Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Holding Company of America, Inc.	DE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Holding Ireland Limited	IRL	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Holdings (UK) Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Immobilien Liegenschaftsverwaltungs-GesmbH	AUT	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Independent Wealth Management Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Insurance Company (U.K.) Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Escritorio de Representacao no Bras	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Ltd., Beijing Representative Office	CHN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Ltd., Representative Office Buenos Aires	ARG	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Group Ltd.	CHE	Board of Directors
Zurich Insurance Holdings (Hong Kong) Limited	HKG	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Malaysia Berhad	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance plc	IRL	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	25.07428
Zurich Insurance plc	IRL	Zurich Holding Ireland Limited	70.40509
Zurich Insurance plc	IRL	Zurich Insurance Company Ltd - Rappresentanza Generale per l	4.52063
Zurich Insurance plc, Representative Office Buenos Aires	ARG	Zurich Insurance plc	100.00000
Zurich Intermediary Group Limited	GBR	Zurich Financial Services (UKISA) Limited	99.99995
Zurich Intermediary Group Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	0.00005
Zurich Internacional de Venezuela, C.A. de Corretaje de Reas	VEN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich International (UK) Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich International Life Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich International Pensions Administration Limited	IMN	Zurich International Life Limited	100.00000
Zurich International Services (Luxembourg) S.A.	LUX	Zurich Eurolife S.A.	0.04000
Zurich International Services (Luxembourg) S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	99.96000

Zurich Invest AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Invest ICAV	IRL	Zürich Versicherungs-Gesellschaft AG	50.00000
Zurich Invest ICAV	IRL	Zurich Invest AG	50.00000
Zurich Investment Management AG	CHE	Farmers Group, Inc.	80.00000
Zurich Investment Management AG	CHE	Zurich Versicherungs-Gesellschaft AG	20.00000
Zurich Investment Management Limited	AUS	Zurich Australia Limited	100.00000
Zurich Investment Services (UK) Limited	GBR	Allied Zurich Holdings Limited	100.00000
Zurich Investment Services Limited	BMU	Zurich Finance Company Ltd	100.00000
Zurich Investments Life S.p.A.	ITA	Zurich Insurance Company Ltd - Rappresentanza Generale per l	100.00000
Zurich JVCompany Servicios Mexico, S.A. DE C.V.	MEX	Zurich Vida, Compania de Seguros, S.A.	0.00200
Zurich JVCompany Servicios Mexico, S.A. DE C.V.	MEX	Zurich Santander Seguros Mexico, S.A.	99.99800
Zurich Kunden Center GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Latin America Corporation	FL	Zurich Holding Company of America, Inc.	100.00000
Zurich Latin America Holding S.L. - Sociedad Unipersonal	ESP	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Latin American Services S.A.	ARG	Inversiones Suizo-Argentina S.A.	6.32000
Zurich Latin American Services S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	93.68000
Zurich Lebensversicherungs-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Leisure Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Life Assurance plc	IRL	Zurich Holding Ireland Limited	100.00000
Zurich Life Insurance (Hong Kong) Limited	HKG	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Life Insurance (Singapore) Pte Ltd	SGP	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Life Insurance Company Ltd., Representative office Buenos Aires	ARG	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Management (Bermuda) Ltd	BMU	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Management Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Minas Brasil Seguros S.A,	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Pension Trustees Ireland Limited	IRL	Zurich Insurance plc	50.00000
Zurich Pension Trustees Ireland Limited	IRL	Zurich Trustee Services Limited	50.00000
Zurich Pension Trustees Limited	GBR	Zurich Assurance Ltd	100.00000
Zurich Pensions Management Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Pensionskassen-Beratung AG	CHE	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Professional Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Project Finance (UK) Limited	GBR	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Properties Pty Limited	AUS	Zurich Australia Limited	40.00056
Zurich Properties Pty Limited	AUS	Zurich Australian Insurance Limited	59.99944
Zurich Property Services Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Realty, Inc.	MD	Zurich Holding Company of America, Inc.	100.00000
Zurich Rechtsschutz-Schadenservice GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Reliable Insurance Limited	RUS	Zurich Versicherungs-Gesellschaft AG	99.90000
Zurich Reliable Insurance Limited	RUS	Zurich Versicherungs-Aktiengesellschaft	0.10000
Zurich Resseguradora Brasil S.A.	BRA	Zurich Versicherungs-Gesellschaft AG	99.99999.
Zurich Resseguradora Brasil S.A.	BRA	Zurich Lebensversicherungs-Gesellschaft AG	0.00001
Zurich Risk Consulting RU	RUS	Zurich Reliable Insurance	100.00000
Zurich Risk Management Services (India) Private Limited	IND	Zürich Rückversicherungs-Gesellschaft AG	1.00000
Zurich Risk Management Services (India) Private Limited	IND	Zurich Versicherungs-Gesellschaft AG	99.00000
Zurich Risk Services Asia Pacific Sdn Bhd	MYS	Zurich Management Services Limited	100.00000
Zurich Roadside Assistance Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Ruckversicherungs-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Sacramento, Inc.	CA	JFS/ZSF 1998, L.P.	100.00000
Zurich Santander Brasil Odonto LTDA.	BRA	Zurich Santander Brasil Seguros e Previdência S.A.	99.00000
Zurich Santander Brasil Odonto LTDA.	BRA	Zurich Santander Brasil Seguros S.A.	1.00000
Zurich Santander Brasil Seguros e Previdência S.A.	BRA	Zurich Latin America Holding S.L. - Sociedad Unipersonal	0.22007
Zurich Santander Brasil Seguros e Previdência S.A.	BRA	Zurich Santander Holding (Spain), S.L.	99.56848
Zurich Santander Brasil Seguros S.A.	BRA	Zurich Santander Brasil Seguros e Previdência S.A.	100.00000
Zurich Santander Holding (Spain), S.L.	ESP	Zurich Santander Insurance America, S.L.	100.00000
Zurich Santander Holding Dos (Spain), S.L.	ESP	Zurich Santander Insurance America, S.L.	100.00000
Zurich Santander Insurance America, S.L.	ESP	Zurich Latin America Holding S.L. - Sociedad Unipersonal	51.00000

Zurich Santander Seguros Argentina S.A.	ARG	Zurich Santander Insurance America, S.L.	96.00000
Zurich Santander Seguros Argentina S.A.	ARG	Inversiones ZS America SpA	4.00000
Zurich Santander Seguros de Vida Chile S.A.	CHL	Inversiones ZS America Dos Limitada	99.78173
Zurich Santander Seguros de Vida Chile S.A.	CHL	Inversiones ZS America SpA	0.21827
Zurich Santander Seguros Generales Chile S.A.	CHL	Inversiones ZS America Dos Limitada	99.50540
Zurich Santander Seguros Generales Chile S.A.	CHL	Inversiones ZS America SpA	0.49460
Zurich Santander Seguros Mexico, S.A.	MEX	Inversiones ZS America SpA	0.00053
Zurich Santander Seguros Mexico, S.A.	MEX	Zurich Santander Insurance America, S.L.	99.99947
Zurich Seguros Ecuador, S.A.	ECU	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Seguros, S.A.	VEN	Cursud N.V.	69.21000
Zurich Seguros, S.A.	VEN	Inversora Alpina Financiadora de Primas, C.A.	0.00000
Zurich Seguros, S.A.	VEN	Zurich Consultoria de Riesgos, C.A.	0.00000
Zurich Service GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Service GmbH	DEU	Zurich Versicherungs-Aktiengesellschaft	100.00000
Zurich Services (Australia) Pty Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Services (Hong Kong) Limited	HKG	Swiss Insurance Management (Hong Kong) Limited	0.00286
Zurich Services (Hong Kong) Limited	HKG	Zurich Insurance Holdings (Hong Kong) Limited	99.99714
Zurich Services A.I.E.	ESP	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	0.00008
Zurich Services A.I.E.	ESP	Bansabadell Pensiones, E.G.F.P, S.A.	0.00008
Zurich Services A.I.E.	ESP	Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	0.00008
Zurich Services A.I.E.	ESP	Bansabadell Vida S.A. de Seguros y Reaseguros	0.00008
Zurich Services A.I.E.	ESP	Zurich Insurance plc, Sucursal en Espana	97.18393
Zurich Services A.I.E.	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	2.81550
Zurich Services Company (Pty) Ltd	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Services US. LLC	DE	Farmers Group, Inc.	50.00000
Zurich Services US. LLC	DE	Zurich Holding Company of America, Inc.	50.00000
Zurich Servicios de Mexico, S.A. de. C.V.	MEX	Zurich Vida, Compania de Seguros, S.A.	90.00000
Zurich Servicios de Mexico, S.A. de. C.V.	MEX	Zurich, Compania de Seguros, S.A.	10.00000
ZURICH SERVICIOS DIRECTO ESPAÑA, S.L.	ESP	Zurich Insurance Mobile Solutions AG	100.00000
Zurich Servicios y Soporte México, S.A. de C.V.	MEX	Zürich Versicherungs-Gesellschaft AG	99.98000
Zurich Servicios y Soporte México, S.A. de C.V.	MEX	Zürich Lebensversicherungs-Gesellschaft AG	0.02000
Zurich Shared Services S.A.	CHL	Inversiones Suizo Chilena S.A.	99.98667
Zurich Shared Services S.A.	CHL	Zurich Investments Chile S.A.	0.01333
Zurich Sigorta A.S.	TUR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Small Amount and Short Term Insurance Ltd	JPN	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich South America Invest AB	SWE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Specialties London Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Structured Finance, Inc.	DE	Zurich Finance Company Ltd	100.00000
Zurich Takaful Malaysia Berhad (ZTMB)	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Technical and Consulting Services (Beijing) Co. Ltd.	CHN	Zurich Insurance Holdings (Hong Kong) Limited	100.00000
Zurich Technology Malaysia Sdn Bhd	MYS	Zurich Technology Services Malaysia Sdn Bhd	100.00000
Zurich Technology Services Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Training and Development Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Transitional Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Travel Solutions Pty Limited	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Treasury Services Limited	IRL	Zurich Financial Services EUB Holdings Limited	100.00000
Zurich Trustee Company (UK) Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Trustee Services Limited	IRL	Zurich Life Assurance plc	100.00000
Zurich UK General Employee Services Limited	GBR	Zurich UK General Services Limited	100.00000
Zurich UK General Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Versicherungs-Aktiengesellschaft	AUT	Zurich Versicherungs-Gesellschaft AG	99.98125
Zurich Versicherungs-Gesellschaft AG	CHE	Zurich Insurance Group Ltd.	100.00000
Zurich Vida e Previdencia S.A.	BRA	Zurich Minas Brasil Seguros S.A,	100.00000
Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	ESP	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Vida, Companía de Seguros, S.A.	MEX	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00000
Zurich Whiteley Investment Trust Limited	GBR	Zurich Insurance plc	100.00000
Zurich Whiteley Trust Limited	GBR	Zurich Whiteley Investment Trust Limited	100.00000

Note 1: Zurich Insurance Plc operates branches in the following countries: Italy (AA-1364106), Portugal (AA-1820001), Spain (AA-1840150), and United Kingdom (AA-1780059).

Note 2: Zurich Versicherungs-Aktiengesellschaft operates a branch in Germany (AA-1340017)

Note 3: Zurich Versicherungs-Gesellschaft AG also known as Zurich Insurance Company, Ltd operates branches in the following countries: Bermuda (AA-3190825), Canada (AA-1560999), Hong Kong (AA-5324112), Ireland (AA-1780042), Japan (AA-1584115), and Singapore (AA-5760036). It also operates a management entity Alpina International (AA-1460010) in Switzerland.

Note 4: An affiliate entity is the attorney-in-fact of Farmers Insurance Exchange, Fire Insurance Exchange and Truck Insurance Exchange (collectively “Exchanges”). The reporting entity’s relationship to the Exchanges, their subsidiaries, and the affiliates that they manage is classified as OTHER.

Zurich Insurance Group Ltd conducts its primary insurance operations in the United States through two holding companies, each operating INDEPENDENTLY with its own staff:

Zurich Holding Company of America, Inc., an entity organized under the laws of the State of Delaware

Farmers Group, Inc., an entity organized under the laws of the State of Nevada

Country Code Key (Standard USPS Codes are used for U.S. States)

ANO	Netherlands Antilles	DEU	Germany	PRT	Portugal
ARG	Argentina	ESP	Spain	RUS	Russian Federation
AUT	Austria	FRA	France	SGP	Singapore
AUS	Australia	GBR	United Kingdom	SWE	Sweden
BHR	Bahrain	HKG	Hong Kong	SWZ	Swaziland
BMU	Bermuda	IDN	Indonesia	TCA	Turks & Caicos
BOL	Bolivia	IRL	Ireland	THA	Thailand
BRA	Brazil	IND	India	TUR	Turkey
BHS	Bahamas	ITA	Italy	TWN	Taiwan
CAN	Canada	JPN	Japan	URY	Uruguay
CHE	Switzerland	LBN	Lebanon	VEN	Venezuela
CHL	Chile	LUX	Luxembourg	VGB	Virgin Islands
CHN	China	MLT	Malta	ZAF	South Africa
COL	Colombia	MEX	Mexico
CYM	Cayman Islands	MYS	Malaysia

Item 27. Number of Contract Owners

At March 29, 2019, the Registrant had approximately 4,111 qualified and 3,795 non-qualified Scudder Destinations/ Farmers VA I Contract Owners.

Item 28. Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) (“ZALICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of ZALICO, or serving or having served, at the request of ZALICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of ZALICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of ZALICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of ZALICO pursuant to the foregoing provisions, or otherwise, ZALICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ZALICO of expenses incurred or paid by a director, officer, employee of agent of ZALICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of ZALICO in connection with variable annuity contracts, ZALICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by ZALICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

BFP Securities, LLC (“BFPS”) acts as principal underwriter for the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I (each a “Contract” and together, the “Contracts”), that are supported by the ZALICO Variable Annuity Separate Account. BFPS also acts as principal underwriter for ZALICO Variable Separate Account—2.

Item 29.(b) Information Regarding Principal Underwriters

For BFP Securities, LLC (Current principal underwriter for the Contracts):

Name and Principal Business Address	Position and Offices with Underwriter
Daniel F. Nickel	President and Chief Compliance Officer
6 CityPlace Drive Suite 400 St. Louis, MO 63141

Item 29.(c) Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
BFPS	N/A	N/A	$5.4 million	$5.2 million

Item 30. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder (including Rule 38a-1) are maintained by Zurich American Life Insurance Company at its home office at 1299 Zurich Way, Schaumburg, Illinois 60196, or at Four World Trade Center, 150 Greenwich St., New York, NY 10007, or at Concentrix Insurance Administration Solutions Corporation (formerly IBM Business Transformation Outsourcing Insurance Service Corporation) at 2000 Wade Hampton Boulevard, Greenville, South Carolina 29615-1064, or at Protective Life Insurance Company at 1707 North Randall Road, Suite 310, Elgin, IL 60123-9409, or at Se2 Service Center at PO Box 758557, Topeka, KS 66675-8557, or at BFP Securities, LLC at 6 CityPlace, Suite 400, St. Louis, MO 63141.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Zurich American Life Insurance Company (“ZALICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ZALICO.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program

ZALICO, depositor and sponsor of Registrant, ZALICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc. (“IBS”), the former principal underwriter of the Contracts issued by Registrant, have issued the Contracts to participants in the Texas Optional Retirement Program (the “Program”) in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and have represented that they would:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

2.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;

3.

Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

4.

Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

ZALICO, depositor and sponsor of Registrant, ZALICO Variable Annuity Separate Account (the “Separate Account”), and Investors Brokerage Services, Inc. (“IBS”), the former principal underwriter of Contracts issued by Registrant, have issued the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, ZALICO, the Separate Account and IBS have represented that they would:

1.

Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

2.

Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

3.	Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

4.

Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer’s IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

[Space Intentionally Left Blank]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 31 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 30, 2019.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Patrick J. Carty	/s/ Cathy E. Ehrlich
	Patrick J. Carty, Vice President,	By: Cathy E. Ehrlich, Vice President
	General Counsel and Corporate	Chief Actuary, Appointed Actuary, and Illustration Actuary
	Secretary	(Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Patrick J. Carty	/s/ Cathy E. Ehrlich
	Patrick J. Carty, Vice President,	By: Cathy Ehrlich, Vice President,
	General Counsel and Corporate	Chief Actuary, Appointed Actuary, and Illustration Actuary
	Secretary	(Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title

Director, President, and Chief Executive Officer
David J. Dietz*/	(Principal Executive Officer)

Vinay Awati */	Vice President, Chief Financial Officer, and Treasurer, Ad Interim
(Principal Financial Officer and Principal Accounting Officer)

Chairman of the Board , Director and Assistant Secretary
Richard J. Hauser*/

Director and Controller
Colleen M. Zitt */

Signature	Title

Director
Stuart C. Berman*/

Director
Bob J. Burne*/

Director
Ira J. Kleinman*/

Director
Louis W. Pietroluongo*/

Director
Debra K. Broek*/

/s/ Cathy E. Ehrlich Cathy E. Ehrlich	* On April 30, 2019, as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment

EXHIBIT INDEX

The following exhibits are filed herewith:

Exhibit Number	Title	Sequentially Numbered Pages

9	Opinion and Consent of Juanita M. Thomas, Esq.

10	Consent of independent registered public accounting firm.

15.1	Powers of Attorney for Vinay Awati, Stuart C. Berman, Debra K. Broek, Bob J. Burne, David J. Dietz, Richard J. Hauser, Ira J. Kleinman, Louis W. Pietroluongo, and Coleen M. Zitt.